TABLE OF CONTENTS
                                                                            PAGE
Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 2
 Statements of Operations ............................................... 16
 Statements of Changes in Net Assets.................................... 30
 Notes to Financial Statements.......................................... 44
 Schedules of Investments
  Asset Allocation Account..............................................55
  Balanced Account......................................................67
  Blue Chip Account.....................................................80
  Bond Account..........................................................85
  Capital Value Account.................................................92
  Equity Growth Account.................................................95
  Government Securities Account.........................................98
  Growth Account........................................................100
  High Yield Account....................................................102
  International Account.................................................104
  International Emerging Markets Account................................107
  International SmallCap Account........................................110
  LargeCap Blend Account................................................113
  LargeCap Growth Account...............................................116
  LargeCap Growth Equity Account........................................118
  LargeCap Stock Index Account..........................................123
  LargeCap Value Account................................................132
  MicroCap Account......................................................135
  MidCap Account........................................................145
  MidCap Growth Account.................................................149
  MidCap Growth Equity Account..........................................153
  MidCap Value Account..................................................156
  Money Market Account..................................................158
  Real Estate Account...................................................162
  SmallCap Account......................................................163
  SmallCap Growth Account...............................................167
  SmallCap Value Account................................................170
  Utilities Account.....................................................179
 Financial Highlights................................................... 180
Report of Independent Auditors..........................................194
Fund Directors..........................................................195

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                  ASSET            BALANCED
                                            ALLOCATION ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ........    $ 85,535,455       $126,462,327
                                              ============       ============
ASSETS
Investment in securities--at value........    $ 80,753,686       $120,276,794
Cash......................................       7,824,428             20,915
Receivables:
 Capital Shares sold......................          16,233              9,424
 Dividends and interest...................         440,620            486,167
 Investment securities sold...............       5,674,583             24,865
 Variation margin on futures contracts....          17,480                 --
                                              ------------       ------------
                              Total Assets      94,727,030        120,818,165
LIABILITIES
Accrued expenses..........................          21,119             26,680
Payables:
 Investment securities purchased..........      12,075,336          1,812,444
Collateral obligation on securities
 loaned, at value.........................         222,000          8,433,868
                                              ------------       ------------
                         Total Liabilities      12,318,455         10,272,992
                                              ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................    $ 82,408,575       $110,545,173
                                              ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................    $ 94,597,640       $139,876,231
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................       1,630,974          3,232,301
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................      (8,772,211)       (26,377,826)
Net unrealized appreciation (depreciation)
 of investments...........................      (5,048,676)        (6,185,533)
Net unrealized appreciation (depreciation)
 on translation of assets and liabilities
 in foreign currencies....................             848                 --
                                              ------------       ------------
                          Total Net Assets    $ 82,408,575       $110,545,173
                                              ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................     100,000,000        100,000,000
Shares issued and outstanding.............       8,388,024          9,563,600
NET ASSET VALUE PER SHARE ................    $       9.82       $      11.56
                                              ============       ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                   BLUE CHIP         BOND
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  4,630,883    $232,106,618
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  3,635,125    $241,898,894
Cash...........................................        18,428         292,852
Receivables:
 Capital Shares sold...........................            --          17,392
 Dividends and interest........................         5,132       2,080,955
                                                 ------------    ------------
                                   Total Assets     3,658,685     244,290,093
LIABILITIES
Accrued expenses...............................         1,508          26,999
Payables:
 Capital Shares reacquired.....................           331              --
 Investment securities purchased...............            --      10,261,934
Collateral obligation on securities loaned, at
 value.........................................            --       1,161,950
                                                 ------------    ------------
                              Total Liabilities         1,839      11,450,883
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  3,656,846    $232,839,210
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  6,361,271    $220,547,150
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............           764      10,211,516
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (1,709,431)     (7,711,732)
Net unrealized appreciation (depreciation) of
 investments...................................      (995,758)      9,792,276
                                                 ------------    ------------
                               Total Net Assets  $  3,656,846    $232,839,210
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................       646,147      18,899,133
NET ASSET VALUE PER SHARE .....................  $       5.66    $      12.32
                                                 ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                CAPITAL VALUE   EQUITY GROWTH
                                                   ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $214,855,415    $ 224,680,390
                                                ============    =============
ASSETS
Investment in securities--at value............  $212,450,564    $ 212,253,945
Cash..........................................        19,993        7,275,129
Receivables:
 Capital Shares sold..........................           754            9,145
 Dividends and interest.......................       371,172          239,449
 Investment securities sold...................         5,600          460,247
                                                ------------    -------------
                                  Total Assets   212,848,083      220,237,915
LIABILITIES
Accrued expenses..............................        33,620           41,215
Payables:
 Capital Shares reacquired....................         9,525               --
Collateral obligation on securities loaned, at
 value........................................     6,263,497        1,152,400
                                                ------------    -------------
                             Total Liabilities     6,306,642        1,193,615
                                                ------------    -------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $206,541,441    $ 219,044,300
                                                ============    =============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $245,312,956    $ 338,602,523
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......         7,676            4,705
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................   (36,374,340)    (107,136,483)
Net unrealized appreciation (depreciation) of
 investments..................................    (2,404,851)     (12,426,445)
                                                ------------    -------------
                              Total Net Assets  $206,541,441    $ 219,044,300
                                                ============    =============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000      100,000,000
Shares issued and outstanding.................     8,753,141       18,660,252
NET ASSET VALUE PER SHARE ....................  $      23.60    $       11.74
                                                ============    =============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                GOVERNMENT          GROWTH
                                            SECURITIES ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ........    $371,365,224       $154,000,396
                                              ============       ============
ASSETS
Investment in securities--at value........    $383,456,195       $123,957,011
Cash......................................          21,675             19,958
Receivables:
 Capital Shares sold......................         143,996              6,267
 Dividends and interest...................       2,097,946            113,745
                                              ------------       ------------
                              Total Assets     385,719,812        124,096,981
LIABILITIES
Accrued expenses..........................          33,527             17,810
Payables:
 Investment securities purchased..........      43,685,703                 --
                                              ------------       ------------
                         Total Liabilities      43,719,230             17,810
                                              ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................    $342,000,582       $124,079,171
                                              ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................    $317,471,342       $241,146,534
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................      13,035,126            288,897
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................        (596,857)       (87,312,875)
Net unrealized appreciation (depreciation)
 of investments...........................      12,090,971        (30,043,385)
                                              ------------       ------------
                          Total Net Assets    $342,000,582       $124,079,171
                                              ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................     100,000,000        100,000,000
Shares issued and outstanding.............      28,491,573         14,296,188
NET ASSET VALUE PER SHARE ................    $      12.00       $       8.68
                                              ============       ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                  HIGH YIELD     INTERNATIONAL
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  5,895,719    $122,730,928
                                                 ============    ============
FOREIGN CURRENCY--AT COST .....................  $         --    $    689,479
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  5,910,676    $118,510,066
Foreign currency--at value.....................            --         690,593
Cash...........................................        20,002          53,152
Receivables:
 Capital Shares sold...........................            --          16,950
 Dividends and interest........................       121,710         356,437
                                                 ------------    ------------
                                   Total Assets     6,052,388     119,627,198
LIABILITIES
Accrued expenses...............................         1,819          48,071
Payables:
 Capital Shares reacquired.....................            25              --
 Investment securities purchased...............            --         356,859
                                                 ------------    ------------
                              Total Liabilities         1,844         404,930
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  6,050,544    $119,222,268
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $ 12,210,239    $178,118,739
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............         4,746       1,358,355
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (6,179,398)    (56,071,964)
Net unrealized appreciation (depreciation) of
 investments...................................        14,957      (4,220,862)
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in
 foreign currencies............................            --          38,000
                                                 ------------    ------------
                               Total Net Assets  $  6,050,544    $119,222,268
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................     1,183,836      13,582,427
NET ASSET VALUE PER SHARE .....................  $       5.11    $       8.78
                                                 ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                               INTERNATIONAL EMERGING   INTERNATIONAL SMALLCAP
                                   MARKETS ACCOUNT             ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................      $ 10,344,996             $ 41,615,400
                                   ============             ============
FOREIGN CURRENCY--AT COST ...      $     87,942             $     31,136
                                   ============             ============
ASSETS
Investment in securities--at
 value.......................      $ 10,516,927             $ 39,164,483
Foreign currency--at value...            88,352                   31,398
Cash.........................           196,659                  225,052
Receivables:
 Capital Shares sold.........                --                   43,119
 Dividends and interest......            20,828                   75,567
 Investment securities sold..            44,407                  236,117
                                   ------------             ------------
                 Total Assets        10,867,173               39,775,736
LIABILITIES
Accrued expenses.............            22,994                   28,672
Payables:
 Capital Shares reacquired...             5,206                       --
 Investment securities
  purchased..................             4,370                  834,933
                                   ------------             ------------
            Total Liabilities            32,570                  863,605
                                   ------------             ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........      $ 10,834,603             $ 38,912,131
                                   ============             ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............      $ 12,500,570             $ 57,745,146
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................            (3,772)                 585,615
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........        (1,834,140)             (16,972,642)
Net unrealized appreciation
 (depreciation) of
 investments.................           171,931               (2,450,917)
Net unrealized appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies..................                14                    4,929
                                   ------------             ------------
             Total Net Assets      $ 10,834,603             $ 38,912,131
                                   ============             ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............       100,000,000              100,000,000
Shares issued and outstanding         1,314,862                4,293,173
NET ASSET VALUE PER SHARE ...      $       8.24             $       9.06
                                   ============             ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                  LARGECAP         LARGECAP
                                                BLEND ACCOUNT   GROWTH ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $ 13,135,539    $ 13,288,051
                                                ============    ============
ASSETS
Investment in securities--at value............  $ 12,694,793    $ 11,040,299
Cash..........................................     1,387,190         987,402
Receivables:
 Capital Shares sold..........................        66,778             598
 Dividends and interest.......................        16,241           6,300
                                                ------------    ------------
                                  Total Assets    14,165,002      12,034,599
LIABILITIES
Accrued expenses..............................         6,465           3,766
Payables:
 Investment securities purchased..............       231,839              --
                                                ------------    ------------
                             Total Liabilities       238,304           3,766
                                                ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $ 13,926,698    $ 12,030,833
                                                ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $ 14,705,402    $ 17,616,942
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......         1,230              --
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................      (339,188)     (3,338,357)
Net unrealized appreciation (depreciation) of
 investments..................................      (440,746)     (2,247,752)
                                                ------------    ------------
                              Total Net Assets  $ 13,926,698    $ 12,030,833
                                                ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000     100,000,000
Shares issued and outstanding.................     1,652,254       1,941,824
NET ASSET VALUE PER SHARE ....................  $       8.43    $       6.20
                                                ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                              LARGECAP GROWTH   LARGECAP STOCK
                                              EQUITY ACCOUNT    INDEX ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........   $  5,963,740     $100,262,759
                                               ============     ============
ASSETS
Investment in securities--at value..........   $  5,459,641     $ 73,825,545
Cash........................................        113,654           89,507
Receivables:
 Capital Shares sold........................          1,799           79,891
 Dividends and interest.....................          5,814          108,920
 Investment securities sold.................         10,955           10,105
 Variation margin on futures contracts......             --            6,900
                                               ------------     ------------
                                Total Assets      5,591,863       74,120,868
LIABILITIES
Accrued expenses............................          4,644           15,548
Payables:
 Investment securities purchased............         15,170               --
Collateral obligation on securities loaned,
 at value...................................             --        1,155,829
                                               ------------     ------------
                           Total Liabilities         19,814        1,171,377
                                               ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES    $  5,572,049     $ 72,949,491
                                               ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................   $ 10,396,522     $105,866,602
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....             --            7,568
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................     (4,320,374)      (6,453,753)
Net unrealized appreciation (depreciation)
 of investments.............................       (504,099)     (26,470,926)
                                               ------------     ------------
                            Total Net Assets   $  5,572,049     $ 72,949,491
                                               ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................    100,000,000      100,000,000
Shares issued and outstanding...............      1,536,065       11,482,584
NET ASSET VALUE PER SHARE ..................   $       3.63     $       6.35
                                               ============     ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                   LARGECAP        MICROCAP
                                                 VALUE ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $ 12,778,007    $ 12,587,801
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $ 12,052,081    $ 11,582,365
Cash...........................................     1,193,432          14,907
Receivables:
 Capital Shares sold...........................         1,352           1,417
 Dividends and interest........................        27,246          16,775
                                                 ------------    ------------
                                   Total Assets    13,274,111      11,615,464
LIABILITIES
Accrued expenses...............................         5,380           8,637
Payables:
 Investment securities purchased...............        82,475              --
                                                 ------------    ------------
                              Total Liabilities        87,855           8,637
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $ 13,186,256    $ 11,606,827
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $ 13,924,234    $ 14,181,718
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............         1,730           2,695
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................       (13,782)     (1,572,150)
Net unrealized appreciation (depreciation) of
 investments...................................      (725,926)     (1,005,436)
                                                 ------------    ------------
                               Total Net Assets  $ 13,186,256    $ 11,606,827
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................     1,547,713       1,525,295
NET ASSET VALUE PER SHARE .....................  $       8.52    $       7.61
                                                 ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                    MIDCAP       MIDCAP GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $251,298,374    $ 24,448,501
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $258,624,360    $ 22,244,603
Cash...........................................       137,224         593,175
Receivables:
 Dividends and interest........................       326,881           7,860
 Investment securities sold....................       964,303              --
                                                 ------------    ------------
                                   Total Assets   260,052,768      22,845,638
LIABILITIES
Accrued expenses...............................        35,650           5,613
Payables:
 Capital Shares reacquired.....................        39,696           3,315
 Investment securities purchased...............       241,423              --
Collateral obligation on securities loaned, at
 value.........................................    10,749,689         902,843
                                                 ------------    ------------
                              Total Liabilities    11,066,458         911,771
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $248,986,310    $ 21,933,867
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $250,025,644    $ 34,296,110
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............        14,018              --
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (8,379,338)    (10,158,345)
Net unrealized appreciation (depreciation) of
 investments...................................     7,325,986      (2,203,898)
                                                 ------------    ------------
                               Total Net Assets  $248,986,310    $ 21,933,867
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................     8,724,933       3,502,581
NET ASSET VALUE PER SHARE .....................  $      28.54    $       6.26
                                                 ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                MIDCAP GROWTH    MIDCAP VALUE
                                                EQUITY ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $  6,751,748     $ 24,285,481
                                                ============     ============
ASSETS
Investment in securities--at value............  $  6,889,519     $ 23,300,919
Cash..........................................       542,468        2,447,989
Receivables:
 Capital Shares sold..........................           893           17,021
 Dividends and interest.......................         2,547           11,806
 Investment securities sold...................        62,336          193,677
                                                ------------     ------------
                                  Total Assets     7,497,763       25,971,412
LIABILITIES
Accrued expenses..............................         4,117            8,514
Payables:
 Investment securities purchased..............        89,844        1,196,506
                                                ------------     ------------
                             Total Liabilities        93,961        1,205,020
                                                ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $  7,403,802     $ 24,766,392
                                                ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $ 12,693,892     $ 26,292,952
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................    (5,427,861)        (541,998)
Net unrealized appreciation (depreciation) of
 investments..................................       137,771         (984,562)
                                                ------------     ------------
                              Total Net Assets  $  7,403,802     $ 24,766,392
                                                ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000      100,000,000
Shares issued and outstanding.................     1,855,078        2,362,389
NET ASSET VALUE PER SHARE ....................  $       3.99     $      10.48
                                                ============     ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                  MONEY MARKET    REAL ESTATE
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..............  $200,373,591   $ 44,766,104
                                                  ============   ============
ASSETS
Investment in securities--at value..............  $200,373,591   $ 46,892,886
Cash............................................         7,474         25,358
Receivables:
 Capital Shares sold............................       920,980         47,768
 Dividends and interest.........................       177,617        245,836
 Investment securities sold.....................            --      4,904,953
                                                  ------------   ------------
                                    Total Assets   201,479,662     52,116,801
LIABILITIES
Accrued expenses................................        24,530          9,218
Payables:
 Investment securities purchased................            --      5,749,550
                                                  ------------   ------------
                               Total Liabilities        24,530      5,758,768
                                                  ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....  $201,455,132   $ 46,358,033
                                                  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...  $201,455,132   $ 44,236,501
Accumulated undistributed (overdistributed) net
 investment income (operating loss).............            --          9,172
Accumulated undistributed (overdistributed) net
 realized gain (loss)...........................            --        (14,422)
Net unrealized appreciation (depreciation) of
 investments....................................            --      2,126,782
                                                  ------------   ------------
                                Total Net Assets  $201,455,132   $ 46,358,033
                                                  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...............................   500,000,000    100,000,000
Shares issued and outstanding...................   201,455,132      4,124,896
NET ASSET VALUE PER SHARE ......................  $      1.000   $      11.24
                                                  ============   ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                 SMALLCAP      SMALLCAP GROWTH
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...........  $ 33,776,669     $ 30,744,996
                                               ============     ============
ASSETS
Investment in securities--at value...........  $ 32,301,272     $ 31,938,027
Cash.........................................        20,000          895,921
Receivables:
 Capital Shares sold.........................        73,213           79,706
 Dividends and interest......................        34,449           12,355
 Investment securities sold..................            --          153,620
                                               ------------     ------------
                                 Total Assets    32,428,934       33,079,629
LIABILITIES
Accrued expenses.............................        16,030           13,550
Payables:
 Investment securities purchased.............       212,222          311,950
                                               ------------     ------------
                            Total Liabilities       228,252          325,500
                                               ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .  $ 32,200,682     $ 32,754,129
                                               ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital  $ 49,091,561     $ 85,991,014
Accumulated undistributed (overdistributed)
 net investment income (operating loss)......         9,056               --
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................   (15,424,538)     (54,429,916)
Net unrealized appreciation (depreciation) of
 investments.................................    (1,475,397)       1,193,031
                                               ------------     ------------
                             Total Net Assets  $ 32,200,682     $ 32,754,129
                                               ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................   100,000,000      100,000,000
Shares issued and outstanding................     5,522,955        5,707,916
NET ASSET VALUE PER SHARE ...................  $       5.83     $       5.74
                                               ============     ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                SMALLCAP VALUE     UTILITIES
                                                   ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $ 45,388,307     $ 25,371,736
                                                ============     ============
ASSETS
Investment in securities--at value............  $ 43,565,245     $ 23,036,431
Cash..........................................       674,111        1,901,454
Receivables:
 Capital Shares sold..........................        21,866              333
 Dividends and interest.......................        89,938          123,506
 Investment securities sold...................            --           20,524
                                                ------------     ------------
                                  Total Assets    44,351,160       25,082,248
LIABILITIES
Accrued expenses..............................        26,274            3,703
Payables:
 Investment securities purchased..............       106,713               --
 Variation margin on futures contracts........         1,381               --
                                                ------------     ------------
                             Total Liabilities       134,368            3,703
                                                ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $ 44,216,792     $ 25,078,545
                                                ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $ 46,728,416     $ 38,938,300
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......         6,529            9,415
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................      (680,750)     (11,533,865)
Net unrealized appreciation (depreciation) of
 investments..................................    (1,837,403)      (2,335,305)
                                                ------------     ------------
                              Total Net Assets  $ 44,216,792     $ 25,078,545
                                                ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000      100,000,000
Shares issued and outstanding.................     4,291,334        3,455,662
NET ASSET VALUE PER SHARE ....................  $      10.30     $       7.26
                                                ============     ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                  ASSET            BALANCED
                                            ALLOCATION ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends................................    $    944,534       $  1,287,867
 Interest.................................       1,496,703          2,670,235
 Securities lending.......................           1,895             10,722
                                              ------------       ------------
                              Total Income       2,443,132          3,968,824
Expenses:
 Management and investment advisory fees..         742,230            746,208
 Custodian fees...........................          32,510             34,263
 Directors' fees..........................           5,504              6,863
 Other expenses...........................             926              1,489
                                              ------------       ------------
                      Total Gross Expenses         781,170            788,823
 Less: Fees paid indirectly...............              --             10,846
                                              ------------       ------------
                        Total Net Expenses         781,170            777,977
                                              ------------       ------------
    Net Investment Income (Operating Loss)       1,661,962          3,190,847

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..................      (6,715,867)       (22,618,701)
 Foreign currency transactions............          (2,305)                --
 Futures contracts........................        (153,847)                --
 Other investment companies...............             214              1,034
Change in unrealized
 appreciation/depreciation of:
 Investments..............................      (7,683,421)         1,009,136
 Futures contracts........................        (266,907)                --
 Translation of assets and liabilities in
  foreign currencies......................             848                 --
                                              ------------       ------------
Net Realized and Unrealized Gain (Loss) on
        Investments and Foreign Currencies     (14,821,285)       (21,608,531)
                                              ------------       ------------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations    $(13,159,323)      $(18,417,684)
                                              ============       ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                    BLUE CHIP         BOND
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.......................................  $    61,412    $        --
 Interest........................................        2,112     10,805,325
 Securities lending..............................           --          4,218
                                                   -----------    -----------
                                     Total Income       63,524     10,809,543
Expenses:
 Management and investment advisory fees.........       24,600        929,868
 Custodian fees..................................        8,863         12,802
 Directors' fees.................................          344          9,831
 Other expenses..................................           42          2,108
                                                   -----------    -----------
                                   Total Expenses       33,849        954,609
                                                   -----------    -----------
           Net Investment Income (Operating Loss)       29,675      9,854,934

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.........................     (659,200)      (576,164)
 Futures contracts...............................       (9,349)            --
Change in unrealized appreciation/depreciation
 of:
 Investments.....................................     (569,304)     8,506,158
                                                   -----------    -----------
       Net Realized and Unrealized Gain (Loss) on
               Investments and Foreign Currencies   (1,237,853)     7,929,994
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations  $(1,208,178)   $17,784,928
                                                   ===========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                 CAPITAL VALUE   EQUITY GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................  $  4,702,054    $  2,537,798
 Interest......................................        63,143          62,186
 Securities lending............................        40,213             206
                                                 ------------    ------------
                                   Total Income     4,805,410       2,600,190
Expenses:
 Management and investment advisory fees.......     1,396,713       2,039,756
 Custodian fees................................        19,088          19,524
 Directors' fees...............................        13,478          15,278
 Other expenses................................         3,289           2,113
                                                 ------------    ------------
                           Total Gross Expenses     1,432,568       2,076,671
 Less: Fees paid indirectly....................         8,473              --
                                                 ------------    ------------
                             Total Net Expenses     1,424,095       2,076,671
                                                 ------------    ------------
         Net Investment Income (Operating Loss)     3,381,315         523,519

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................   (31,722,497)    (36,926,333)
 Other investment companies....................         5,342              --
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    (6,221,284)    (54,781,901)
                                                 ------------    ------------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies   (37,938,439)    (91,708,234)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $(34,557,124)   $(91,184,715)
                                                 ============    ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                GOVERNMENT          GROWTH
                                            SECURITIES ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends................................     $        --       $  1,251,612
 Interest.................................      13,598,592             25,391
 Securities lending.......................              --                125
                                               -----------       ------------
                              Total Income      13,598,592          1,277,128
Expenses:
 Management and investment advisory fees..       1,166,975            971,214
 Custodian fees...........................           9,682              6,017
 Directors' fees..........................          11,473              8,996
 Other expenses...........................           3,718              2,004
                                               -----------       ------------
                      Total Gross Expenses       1,191,848            988,231
 Less: Fees paid indirectly...............              --                480
                                               -----------       ------------
                        Total Net Expenses       1,191,848            987,751
                                               -----------       ------------
    Net Investment Income (Operating Loss)      12,406,744            289,377

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..................         119,153        (60,722,986)
Change in unrealized
 appreciation/depreciation of:
 Investments..............................       9,069,820          2,675,355
                                               -----------       ------------
Net Realized and Unrealized Gain (Loss) on
        Investments and Foreign Currencies       9,188,973        (58,047,631)
                                               -----------       ------------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations     $21,595,717       $(57,758,254)
                                               ===========       ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                   HIGH YIELD    INTERNATIONAL
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................  $        --    $  2,834,536
 Withholding tax on foreign dividends...........           --        (352,491)
 Interest.......................................      822,315          81,745
                                                  -----------    ------------
                                    Total Income      822,315       2,563,790
Expenses:
 Management and investment advisory fees........       55,465       1,116,629
 Custodian fees.................................        5,083          93,543
 Directors' fees................................          563           7,260
 Other expenses.................................          183           1,462
                                                  -----------    ------------
                            Total Gross Expenses       61,294       1,218,894
 Less: Fees paid indirectly.....................           --           5,769
                                                  -----------    ------------
                              Total Net Expenses       61,294       1,213,125
                                                  -----------    ------------
          Net Investment Income (Operating Loss)      761,021       1,350,665

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................   (1,796,778)    (26,463,548)
 Foreign currency transactions..................           --          16,974
Change in unrealized appreciation/depreciation
 of:
 Investments....................................      928,002       1,884,463
 Translation of assets and liabilities in
  foreign currencies............................           --          53,089
                                                  -----------    ------------
      Net Realized and Unrealized Gain (Loss) on
              Investments and Foreign Currencies     (868,776)    (24,509,022)
                                                  -----------    ------------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $  (107,755)   $(23,158,357)
                                                  ===========    ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                               INTERNATIONAL EMERGING   INTERNATIONAL SMALLCAP
                                   MARKETS ACCOUNT             ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends...................       $   212,231              $   940,577
 Withholding tax on foreign
  dividends..................           (23,460)                 (82,182)
 Interest....................             2,904                   27,559
                                    -----------              -----------
                 Total Income           191,675                  885,954
Expenses:
 Management and investment
  advisory fees..............           120,464                  511,381
 Custodian fees..............            96,486                   47,996
 Directors' fees.............               476                    2,349
 Other expenses..............               124                      471
                                    -----------              -----------
         Total Gross Expenses           217,550                  562,197
 Less: Fees paid indirectly..             4,411                    2,251
 Less: Fees waived...........            59,127                       --
                                    -----------              -----------
           Total Net Expenses           154,012                  559,946
                                    -----------              -----------
        Net Investment Income
             (Operating Loss)            37,663                  326,008

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions.....          (410,296)              (4,659,358)
 Foreign currency
  transactions...............           (38,730)                 (25,431)
Change in unrealized
 appreciation/depreciation
 of:
 Investments.................          (705,070)              (2,985,875)
 Translation of assets and
  liabilities in foreign
  currencies.................               290                   11,366
                                    -----------              -----------
  Net Realized and Unrealized
   Gain (Loss) on Investments
                          and
           Foreign Currencies        (1,153,806)              (7,659,298)
                                    -----------              -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations       $(1,116,143)             $(7,333,290)
                                    ===========              ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                 YEAR ENDED DECEMBER 31, 2002, EXCEPT AS NOTED
 -------------------------------------------------------------------------------

                                               LARGECAP            LARGECAP
                                          BLEND ACCOUNT /(A)/   GROWTH ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..............................      $  85,387          $    91,104
 Interest...............................          2,153                3,896
                                              ---------          -----------
                            Total Income         87,540               95,000
Expenses:
 Management and investment advisory fees         35,303              120,949
 Custodian fees.........................         16,365                3,685
 Directors' fees........................            101                  620
 Other expenses.........................             49                  115
                                              ---------          -----------
                    Total Gross Expenses         51,818              125,369
 Less: Fees paid indirectly.............          2,643                   --
 Less: Fees waived......................          1,966                   --
                                              ---------          -----------
                      Total Net Expenses         47,209              125,369
                                              ---------          -----------
  Net Investment Income (Operating Loss)         40,331              (30,369)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions................       (341,961)          (1,973,141)
 Other investment companies.............            130                   --
Change in unrealized
 appreciation/depreciation of:
 Investments............................       (440,746)          (1,966,315)
                                              ---------          -----------
 Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currencies       (782,577)          (3,939,456)
                                              ---------          -----------
   Net Increase (Decrease) in Net Assets
               Resulting from Operations      $(742,246)         $(3,969,825)
                                              =========          ===========



/(a) //Period from May 1, 2002, date operations commenced, through December 31,
  2002./
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                              LARGECAP GROWTH   LARGECAP STOCK
                                              EQUITY ACCOUNT    INDEX ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..................................   $    30,582      $  1,154,245
 Interest...................................         1,246            40,099
 Securities lending.........................            --             1,906
                                               -----------      ------------
                                Total Income        31,828         1,196,250
Expenses:
 Management and investment advisory fees....        56,562           259,068
 Custodian fees.............................         4,512            25,997
 Directors' fees............................           347             4,056
 Other expenses.............................            61             1,790
                                               -----------      ------------
                        Total Gross Expenses        61,482           290,911
 Less: Fees paid indirectly.................         2,199                --
                                               -----------      ------------
                          Total Net Expenses        59,283           290,911
                                               -----------      ------------
      Net Investment Income (Operating Loss)       (27,455)          905,339

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................    (1,661,617)       (4,111,703)
 Futures contracts..........................            --          (780,089)
 Other investment companies.................            --             3,385
Change in unrealized
 appreciation/depreciation of:
 Investments................................      (653,459)      (15,449,069)
 Futures contracts..........................            --           (32,192)
                                               -----------      ------------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies    (2,315,076)      (20,369,668)
                                               -----------      ------------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations   $(2,342,531)     $(19,464,329)
                                               ===========      ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                 YEAR ENDED DECEMBER 31, 2002, EXCEPT AS NOTED
 -------------------------------------------------------------------------------

                                                 LARGECAP           MICROCAP
                                            VALUE ACCOUNT /(A)/     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends................................      $ 132,960         $   175,592
 Interest.................................          2,297                 585
                                                ---------         -----------
                              Total Income        135,257             176,177
Expenses:
 Management and investment advisory fees..         36,992             125,305
 Custodian fees...........................         12,398              30,000
 Directors' fees..........................            115                 688
 Other expenses...........................             31                 265
                                                ---------         -----------
                      Total Gross Expenses         49,536             156,258
 Less: Fees paid indirectly...............          2,420                  --
                                                ---------         -----------
                        Total Net Expenses         47,116             156,258
                                                ---------         -----------
    Net Investment Income (Operating Loss)         88,141              19,919

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..................        (16,202)         (1,188,287)
 Other investment companies...............             --               5,411
Change in unrealized
 appreciation/depreciation of:
 Investments..............................       (725,926)         (1,279,051)
                                                ---------         -----------
Net Realized and Unrealized Gain (Loss) on
        Investments and Foreign Currencies       (742,128)         (2,461,927)
                                                ---------         -----------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations      $(653,987)        $(2,442,008)
                                                =========         ===========



/(a) //Period from May 1, 2002, date operations commenced, through December 31,
  2002./
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                    MIDCAP       MIDCAP GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................  $  3,910,683    $    82,249
 Interest......................................       316,954          3,563
 Securities lending............................        18,778          2,633
                                                 ------------    -----------
                                   Total Income     4,246,415         88,445
Expenses:
 Management and investment advisory fees.......     1,616,053        218,745
 Custodian fees................................        17,771          4,109
 Directors' fees...............................        15,220          1,390
 Other expenses................................         2,593            238
                                                 ------------    -----------
                           Total Gross Expenses     1,651,637        224,482
 Less:  Fees paid indirectly...................         4,265          2,351
                                                 ------------    -----------
                             Total Net Expenses     1,647,372        222,131
                                                 ------------    -----------
         Net Investment Income (Operating Loss)     2,599,043       (133,686)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................    (8,443,810)    (6,866,138)
 Futures contracts.............................      (184,736)            --
 Other investment companies....................       214,544             --
Change in unrealized appreciation/depreciation
 of:
 Investments...................................   (19,766,622)      (723,046)
 Futures contracts.............................        30,399             --
                                                 ------------    -----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies   (28,150,225)    (7,589,184)
                                                 ------------    -----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $(25,551,182)   $(7,722,870)
                                                 ============    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                 MIDCAP GROWTH    MIDCAP VALUE
                                                 EQUITY ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................   $    15,871     $   192,307
 Interest......................................         1,748           7,847
                                                  -----------     -----------
                                   Total Income        17,619         200,154
Expenses:
 Management and investment advisory fees.......        70,446         196,057
 Custodian fees................................         8,720           8,578
 Directors' fees...............................           100             801
 Other expenses................................            75             199
                                                  -----------     -----------
                           Total Gross Expenses        79,341         205,635
 Less: Fees paid indirectly....................         1,455          10,654
 Less: Fees waived.............................         2,359              --
                                                  -----------     -----------
                             Total Net Expenses        75,527         194,981
                                                  -----------     -----------
         Net Investment Income (Operating Loss)       (57,908)          5,173

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................      (977,989)       (442,108)
 Other investment companies....................            --             607
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    (1,787,654)     (1,981,417)
                                                  -----------     -----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies    (2,765,643)     (2,422,918)
                                                  -----------     -----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations   $(2,823,551)    $(2,417,745)
                                                  ===========     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                    MONEY MARKET   REAL ESTATE
                                                      ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends........................................   $       --    $1,689,311
 Interest.........................................    3,507,182        19,290
                                                     ----------    ----------
                                      Total Income    3,507,182     1,708,601
Expenses:
 Management and investment advisory fees..........      883,421       313,424
 Custodian fees...................................       15,614         3,861
 Directors' fees..................................        9,915         1,637
 Other expenses...................................        2,066           394
                                                     ----------    ----------
                                    Total Expenses      911,016       319,316
                                                     ----------    ----------
            Net Investment Income (Operating Loss)    2,596,166     1,389,285

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........................           --       234,737
 Other investment companies.......................           --       183,569
Change in unrealized appreciation/depreciation of:
 Investments......................................           --         4,164
                                                     ----------    ----------
        Net Realized and Unrealized Gain (Loss) on
                Investments and Foreign Currencies           --       422,470
                                                     ----------    ----------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations   $2,596,166    $1,811,755
                                                     ==========    ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                 SMALLCAP      SMALLCAP GROWTH
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...................................  $    338,717     $     96,893
 Interest....................................        29,272           14,772
                                               ------------     ------------
                                 Total Income       367,989          111,665
Expenses:
 Management and investment advisory fees.....       288,410          418,449
 Custodian fees..............................        38,000           24,105
 Directors' fees.............................         1,929            1,122
 Other expenses..............................           588              237
                                               ------------     ------------
                         Total Gross Expenses       328,927          443,913
 Less: Fees paid indirectly..................         1,052           48,285
                                               ------------     ------------
                           Total Net Expenses       327,875          395,628
                                               ------------     ------------
       Net Investment Income (Operating Loss)        40,114         (283,963)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.....................    (9,701,573)     (20,603,220)
 Other investment companies..................         9,193            1,248
Change in unrealized
 appreciation/depreciation of:
 Investments.................................    (1,321,547)      (6,106,197)
                                               ------------     ------------
   Net Realized and Unrealized Gain (Loss) on
           Investments and Foreign Currencies   (11,013,927)     (26,708,169)
                                               ------------     ------------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations  $(10,973,813)    $(26,992,132)
                                               ============     ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2002
 -------------------------------------------------------------------------------

                                                 SMALLCAP VALUE    UTILITIES
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................   $   784,729     $ 1,195,720
 Interest......................................        10,749         204,116
                                                  -----------     -----------
                                   Total Income       795,478       1,399,836
Expenses:
 Management and investment advisory fees.......       446,550         167,214
 Custodian fees................................        74,440           3,774
 Directors' fees...............................         1,992           1,701
 Other expenses................................           585             557
                                                  -----------     -----------
                           Total Gross Expenses       523,567         173,246
 Less: Fees paid indirectly....................         5,213              --
                                                  -----------     -----------
                             Total Net Expenses       518,354         173,246
                                                  -----------     -----------
         Net Investment Income (Operating Loss)       277,124       1,226,590

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................         1,093      (6,123,162)
 Futures contracts.............................      (385,854)             --
 Other investment companies....................        22,934              --
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    (4,729,004)        757,806
 Futures contracts.............................       (14,341)             --
                                                  -----------     -----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies    (5,105,172)     (5,365,356)
                                                  -----------     -----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations   $(4,828,048)    $(4,138,766)
                                                  ===========     ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                   ASSET                        BALANCED
                             ALLOCATION ACCOUNT                 ACCOUNT
------------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED           ENDED
                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                            2002           2001           2002            2001
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,661,962   $  2,135,422   $  3,190,847    $  4,026,609
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (6,871,805)    (1,928,438)   (22,617,667)     (2,125,998)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (7,949,480)    (4,255,801)     1,009,136     (13,191,279)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (13,159,323)    (4,048,817)   (18,417,684)    (11,290,668)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................            --     (2,130,121)    (4,171,673)     (4,931,951)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.            --       (211,673)            --      (2,258,458)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions            --     (2,341,794)    (4,171,673)     (7,190,409)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    10,481,138     24,404,181      8,087,052      16,439,542
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --      2,341,794      4,171,673       7,190,409
Shares redeemed........   (16,817,225)   (13,356,718)   (23,338,231)    (28,530,309)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (6,336,087)    13,389,257    (11,079,506)     (4,900,358)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)   (19,495,410)     6,998,646    (33,668,863)    (23,381,435)

NET ASSETS
Beginning of period....   101,903,985     94,905,339    144,214,036     167,595,471
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 82,408,575   $101,903,985   $110,545,173    $144,214,036
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,630,974   $      8,255   $  3,232,301    $  4,137,836
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       982,664      2,103,914        647,343       1,177,474
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --        207,641        323,386         480,001
Shares redeemed........    (1,630,441)    (1,169,823)    (1,908,677)     (2,014,190)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)      (647,777)     1,141,732       (937,948)       (356,715)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                BLUE CHIP                       BOND
                                 ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED           ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                            2002          2001          2002            2001
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    29,675   $   31,623    $  9,854,934    $  7,892,146
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     (668,549)    (574,147)       (576,164)            952
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (569,304)    (418,615)      8,506,158       2,109,136
                         -----------   ----------    ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (1,208,178)    (961,139)     17,784,928      10,002,234

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................      (28,911)     (31,208)     (8,184,322)     (8,414,360)
                         -----------   ----------    ------------    ------------
    Total Dividends and
          Distributions      (28,911)     (31,208)     (8,184,322)     (8,414,360)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............      306,999      298,356      61,233,090      53,358,112
Shares issued in
 reinvestment of
 dividends and
 distributions.........       28,911       31,208       8,184,322       8,414,360
Shares redeemed........     (173,697)    (157,484)    (12,836,691)    (12,918,578)
                         -----------   ----------    ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions      162,213      172,080      56,580,721      48,853,894
                         -----------   ----------    ------------    ------------
         Total Increase
             (Decrease)   (1,074,876)    (820,267)     66,181,327      50,441,768

NET ASSETS
Beginning of period....    4,731,722    5,551,989     166,657,883     116,216,115
                         -----------   ----------    ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 3,656,846   $4,731,722    $232,839,210    $166,657,883
                         ===========   ==========    ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $       764   $      415    $ 10,211,516    $  8,088,643
                         ===========   ==========    ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       45,851       37,225       5,202,494       4,573,963
Shares issued in
 reinvestment of
 dividends and
 distributions.........        5,020        4,139         717,294         748,609
Shares redeemed........      (28,072)     (20,092)     (1,093,629)     (1,114,825)
                         -----------   ----------    ------------    ------------
Net Increase (Decrease)       22,799       21,272       4,826,159       4,207,747
                         ===========   ==========    ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                               CAPITAL VALUE                  EQUITY GROWTH
                                  ACCOUNT                        ACCOUNT
-------------------------------------------------------------------------------------
                            YEAR           YEAR            YEAR            YEAR
                            ENDED          ENDED          ENDED            ENDED
                        DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                            2002           2001            2002            2001
                        -------------  -------------  --------------  ---------------
-------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  3,381,315   $  3,054,367   $     523,519    $    207,747
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (31,717,155)    (4,665,658)    (36,926,333)    (67,072,028)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (6,221,284)   (20,595,763)    (54,781,901)      8,874,601
                         ------------   ------------   -------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (34,557,124)   (22,207,054)    (91,184,715)    (57,989,680)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (3,365,166)    (3,079,993)       (726,037)       (344,140)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.            --     (1,222,778)             --     (23,660,567)
                         ------------   ------------   -------------    ------------
    Total Dividends and
          Distributions    (3,365,166)    (4,302,771)       (726,037)    (24,004,707)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    19,114,532     28,478,996      16,708,150      42,970,415
Shares issued in
 reinvestment of
 dividends and
 distributions.........     3,365,166      4,302,771         726,037      24,004,707
Shares redeemed........   (32,500,387)   (35,112,473)    (40,879,979)    (33,718,459)
                         ------------   ------------   -------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (10,020,689)    (2,330,706)    (23,445,792)     33,256,663
                         ------------   ------------   -------------    ------------
         Total Increase
             (Decrease)   (47,942,979)   (28,840,531)   (115,356,544)    (48,737,724)

NET ASSETS
Beginning of period....   254,484,420    283,324,951     334,400,844     383,138,568
                         ------------   ------------   -------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $206,541,441   $254,484,420   $ 219,044,300    $334,400,844
                         ============   ============   =============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $      7,676   $     11,373   $       4,705    $    207,747
                         ============   ============   =============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       723,857      1,001,843       1,220,231       2,532,044
Shares issued in
 reinvestment of
 dividends and
 distributions.........       140,567        151,691          56,620       1,223,482
Shares redeemed........    (1,272,762)    (1,214,717)     (3,139,324)     (2,040,137)
                         ------------   ------------   -------------    ------------
Net Increase (Decrease)      (408,338)       (61,183)     (1,862,473)      1,715,389
                         ============   ============   =============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                 GOVERNMENT                      GROWTH
                             SECURITIES ACCOUNT                 ACCOUNT
------------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED           ENDED
                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                            2002           2001           2002            2001
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $ 12,406,744   $  8,728,543   $    289,377    $     43,529
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........       119,153      1,114,195    (60,722,986)    (20,281,831)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     9,069,820        953,907      2,675,355     (53,160,966)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    21,595,717     10,796,645    (57,758,254)    (73,399,268)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (8,861,055)    (7,685,774)       (42,385)             --
From net realized gain
 on investment and
 foreign currency
 transactions..........      (577,046)            --             --              --
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions    (9,438,101)    (7,685,774)       (42,385)             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   142,336,088     66,006,365      6,807,493      26,713,165
Shares issued in
 reinvestment of
 dividends and
 distributions.........     9,438,101      7,685,774         42,385              --
Shares redeemed........   (15,185,532)   (10,586,307)   (34,849,394)    (38,196,264)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   136,588,657     63,105,832    (27,999,516)    (11,483,099)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)   148,746,273     66,216,703    (85,800,155)    (84,882,367)

NET ASSETS
Beginning of period....   193,254,309    127,037,606    209,879,326     294,761,693
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $342,000,582   $193,254,309   $124,079,171    $209,879,326
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $ 13,035,126   $  8,862,026   $    288,897    $     43,529
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    12,248,743      5,817,352        652,253       2,044,682
Shares issued in
 reinvestment of
 dividends and
 distributions.........       846,466        705,764          3,620              --
Shares redeemed........    (1,298,342)      (941,194)    (3,512,046)     (2,827,603)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)    11,796,867      5,581,922     (2,856,173)       (782,921)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                HIGH YIELD                 INTERNATIONAL
                                 ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED           ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                            2002          2001          2002            2001
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   761,021   $ 1,230,191   $  1,350,665    $  1,192,578
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (1,796,778)     (933,568)   (26,446,574)    (27,882,222)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      928,002      (177,227)     1,937,552     (18,884,412)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     (107,755)      119,396    (23,158,357)    (45,574,056)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (804,959)   (1,182,787)      (634,174)       (248,356)
Dividends in excess of
 net investment income.           --      (147,255)            --              --
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --            --             --         (35,286)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions     (804,959)   (1,330,042)      (634,174)       (283,642)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............       20,331       225,351     22,219,559      24,974,608
Shares issued in
 reinvestment of
 dividends and
 distributions.........      804,959     1,330,042        634,174         283,642
Shares redeemed........   (6,641,890)     (643,052)   (25,686,905)    (23,992,971)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (5,816,600)      912,341     (2,833,172)      1,265,279
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)   (6,729,314)     (298,305)   (26,625,703)    (44,592,419)

NET ASSETS
Beginning of period....   12,779,858    13,078,163    145,847,971     190,440,390
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 6,050,544   $12,779,858   $119,222,268    $145,847,971
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     4,746   $   (38,071)  $  1,358,355    $    628,200
                         ===========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............        3,643        33,885      2,395,788       2,206,107
Shares issued in
 reinvestment of
 dividends and
 distributions.........      158,457       230,910         65,446          20,871
Shares redeemed........   (1,183,814)      (98,544)    (2,758,285)     (2,045,802)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)   (1,021,714)      166,251       (297,051)        181,176
                         ===========   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                          INTERNATIONAL EMERGING       INTERNATIONAL SMALLCAP
                             MARKETS ACCOUNT                  ACCOUNT
----------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED           ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                            2002          2001          2002            2001
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    37,663   $    54,737   $    326,008    $    144,112
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     (449,026)   (1,379,624)    (4,684,789)     (9,018,048)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (704,780)    1,126,970     (2,974,509)     (2,585,843)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (1,116,143)     (197,917)    (7,333,290)    (11,459,779)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................         (233)      (29,184)      (112,141)             --
Tax return of capital
 distributions.........      (11,820)           --             --              --
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions      (12,053)      (29,184)      (112,141)             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   12,030,118     2,523,015     21,302,633      22,451,062
Shares issued in
 reinvestment of
 dividends and
 distributions.........       12,053        29,184        112,141              --
Shares redeemed........   (7,043,111)     (244,096)   (18,730,872)    (17,340,241)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    4,999,060     2,308,103      2,683,902       5,110,821
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)    3,870,864     2,081,002     (4,761,529)     (6,348,958)

NET ASSETS
Beginning of period....    6,963,739     4,882,737     43,673,660      50,022,618
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $10,834,603   $ 6,963,739   $ 38,912,131    $ 43,673,660
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    (3,772)  $    (2,472)  $    585,615    $    103,596
                         ===========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,369,654       284,125      2,121,415       1,913,046
Shares issued in
 reinvestment of
 dividends and
 distributions.........        1,426         3,148         10,660              --
Shares redeemed........     (835,946)      (28,784)    (1,866,933)     (1,491,954)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)      535,134       258,489        265,142         421,092
                         ===========   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                    YEARS ENDED DECEMBER 31, EXCEPT AS NOTED
 -------------------------------------------------------------------------------

                                      LARGECAP              LARGECAP
                                    BLEND ACCOUNT        GROWTH ACCOUNT
-------------------------------------------------------------------------------
                                       PERIOD          YEAR           YEAR
                                        ENDED         ENDED          ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                     2002 /(A)/        2002           2001
                                    -------------  ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)............................  $    40,331    $   (30,369)   $   (41,234)
Net realized gain (loss) from
 investment and foreign currency
 transactions.....................     (341,831)    (1,973,141)    (1,365,216)
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in foreign
 currencies.......................     (440,746)    (1,966,315)    (1,048,250)
                                    -----------    -----------    -----------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations     (742,246)    (3,969,825)    (2,454,700)

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income........      (36,458)            --             --
Excess distribution of net
 realized gain on investments and
 foreign currency transactions....           --             --         (4,017)
Tax return of capital
 distributions....................           --             --            (14)
                                    -----------    -----------    -----------
 Total Dividends and Distributions      (36,458)            --         (4,031)

CAPITAL SHARE TRANSACTIONS
Shares sold.......................   14,910,247      7,145,967      5,876,755
Shares issued in reinvestment of
 dividends and distributions......       36,458             --          4,031
Shares redeemed...................     (241,303)    (1,589,993)      (376,240)
                                    -----------    -----------    -----------
    Net Increase (Decrease) in Net
         Assets from Capital Share
                      Transactions   14,705,402      5,555,974      5,504,546
                                    -----------    -----------    -----------
         Total Increase (Decrease)   13,926,698      1,586,149      3,045,815

NET ASSETS
Beginning of period...............           --     10,444,684      7,398,869
                                    -----------    -----------    -----------
End of period (including
 undistributed net investment
 income as set forth below).......  $13,926,698    $12,030,833    $10,444,684
                                    ===========    ===========    ===========
Undistributed (Overdistributed)
 Net Investment Income (Operating
 Loss)............................  $     1,230    $        --    $        --
                                    ===========    ===========    ===========


INCREASE (DECREASE) IN CAPITAL
 SHARES
Shares sold.......................    1,676,240      1,000,210        587,256
Shares issued in reinvestment of
 dividends and distributions......        4,279             --            335
Shares redeemed...................      (28,265)      (240,349)       (39,436)
                                    -----------    -----------    -----------
Net Increase (Decrease)...........    1,652,254        759,861        548,155
                                    ===========    ===========    ===========



/(a) //Period from May 1, 2002, date operations commenced, through December 31,
  2002./
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                             LARGECAP GROWTH              LARGECAP STOCK
                              EQUITY ACCOUNT               INDEX ACCOUNT
---------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED          ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                            2002          2001          2002            2001
                        ------------  ------------  -------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (27,455)  $   (26,403)  $    905,339    $   671,164
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (1,661,617)   (1,791,442)    (4,888,407)    (1,119,955)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (653,459)      389,873    (15,481,261)    (7,840,180)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (2,342,531)   (1,427,972)   (19,464,329)    (8,288,971)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --            --       (897,771)      (661,817)
                         -----------   -----------   ------------    -----------
    Total Dividends and
          Distributions           --            --       (897,771)      (661,817)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    3,676,813     2,577,523     27,560,171     29,674,632
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --        897,771        661,817
Shares redeemed........     (934,216)     (210,421)    (9,027,340)    (7,131,031)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    2,742,597     2,367,102     19,430,602     23,205,418
                         -----------   -----------   ------------    -----------
         Total Increase
             (Decrease)      400,066       939,130       (931,498)    14,254,630

NET ASSETS
Beginning of period....    5,171,983     4,232,853     73,880,989     59,626,359
                         -----------   -----------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 5,572,049   $ 5,171,983   $ 72,949,491    $73,880,989
                         ===========   ===========   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $        --   $        --   $      7,568    $     9,903
                         ===========   ===========   ============    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      794,197       443,451      3,747,422      3,449,636
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --        138,759         80,415
Shares redeemed........     (208,950)      (36,355)    (1,319,331)      (875,172)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)      585,247       407,096      2,566,850      2,654,879
                         ===========   ===========   ============    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                    YEARS ENDED DECEMBER 31, EXCEPT AS NOTED
 -------------------------------------------------------------------------------

                                      LARGECAP              MICROCAP
                                    VALUE ACCOUNT           ACCOUNT
-------------------------------------------------------------------------------
                                       PERIOD          YEAR           YEAR
                                        ENDED         ENDED          ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                     2002 /(A)/        2002           2001
                                    -------------  ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)............................  $    88,141    $    19,919    $    (5,489)
Net realized gain (loss) from
 investment and foreign currency
 transactions.....................      (16,202)    (1,182,876)      (216,794)
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in foreign
 currencies.......................     (725,926)    (1,279,051)       450,158
                                    -----------    -----------    -----------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations     (653,987)    (2,442,008)       227,875

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income........      (83,991)       (17,224)            --
                                    -----------    -----------    -----------
 Total Dividends and Distributions      (83,991)       (17,224)            --

CAPITAL SHARE TRANSACTIONS
Shares sold.......................   14,256,983      3,127,981      2,685,779
Shares issued in reinvestment of
 dividends and distributions......       83,991         17,224             --
Shares redeemed...................     (416,740)    (1,638,046)      (751,612)
                                    -----------    -----------    -----------
    Net Increase (Decrease) in Net
         Assets from Capital Share
                      Transactions   13,924,234      1,507,159      1,934,167
                                    -----------    -----------    -----------
         Total Increase (Decrease)   13,186,256       (952,073)     2,162,042

NET ASSETS
Beginning of period...............           --     12,558,900     10,396,858
                                    -----------    -----------    -----------
End of period (including
 undistributed net investment
 income as set forth below).......  $13,186,256    $11,606,827    $12,558,900
                                    ===========    ===========    ===========
Undistributed (Overdistributed)
 Net Investment Income (Operating
 Loss)............................  $     1,730    $     2,695    $        --
                                    ===========    ===========    ===========


INCREASE (DECREASE) IN CAPITAL
 SHARES
Shares sold.......................    1,589,497        355,081        304,641
Shares issued in reinvestment of
 dividends and distributions......        9,688          2,246             --
Shares redeemed...................      (51,472)      (202,136)       (89,193)
                                    -----------    -----------    -----------
Net Increase (Decrease)...........    1,547,713        155,191        215,448
                                    ===========    ===========    ===========



/(a) //Period from May 1, 2002, date operations commenced, through December 31,
  2002./
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                   MIDCAP                   MIDCAP GROWTH
                                  ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR           YEAR
                            ENDED          ENDED         ENDED          ENDED
                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                            2002           2001           2002           2001
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  2,599,043   $  2,062,900   $  (133,686)   $  (167,858)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (8,414,002)     4,504,664    (6,866,138)    (3,294,558)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (19,736,223)   (17,347,298)     (723,046)    (1,237,947)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (25,551,182)   (10,779,734)   (7,722,870)    (4,700,363)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (2,608,581)    (2,034,850)           --             --
From net realized gain
 on investment and
 foreign currency
 transactions..........    (4,090,561)    (7,231,611)           --             --
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.            --             --            --       (634,581)
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (6,699,142)    (9,266,461)           --       (634,581)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    23,483,297     32,030,493     5,144,470      9,500,145
Shares issued in
 reinvestment of
 dividends and
 distributions.........     6,699,142      9,266,461            --        634,581
Shares redeemed........   (27,653,207)   (29,223,947)   (3,325,977)    (2,885,454)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     2,529,232     12,073,007     1,818,493      7,249,272
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)   (29,721,092)    (7,973,188)   (5,904,377)     1,914,328

NET ASSETS
Beginning of period....   278,707,402    286,680,590    27,838,244     25,923,916
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $248,986,310   $278,707,402   $21,933,867    $27,838,244
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     14,018   $     28,050   $        --    $        --
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       760,471        999,199       708,656      1,076,169
Shares issued in
 reinvestment of
 dividends and
 distributions.........       223,958        283,886            --         62,092
Shares redeemed........      (943,814)      (916,102)     (486,268)      (337,425)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)        40,615        366,983       222,388        800,836
                         ============   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                              MIDCAP GROWTH                MIDCAP VALUE
                              EQUITY ACCOUNT                 ACCOUNT
--------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR           YEAR
                           ENDED         ENDED         ENDED          ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                            2002          2001          2002           2001
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (57,908)  $   (45,423)  $     5,173    $    10,000
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     (977,989)   (3,954,633)     (441,501)       288,676
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (1,787,654)    2,374,580    (1,981,417)      (364,327)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (2,823,551)   (1,625,476)   (2,417,745)       (65,651)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --            --            --        (10,000)
Dividends in excess of
 net investment income.           --            --            --           (344)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --            --       (42,844)      (394,999)
Excess distribution of
 net realized gain on
 investments and
 foreign currency
 transactions..........           --            --            --        (67,367)
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions           --            --       (42,844)      (472,710)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    4,282,611     4,122,340    16,729,861      4,455,193
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --        42,844        472,710
Shares redeemed........   (1,116,049)     (466,693)   (1,323,289)      (351,214)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,166,562     3,655,647    15,449,416      4,576,689
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)      343,011     2,030,171    12,988,827      4,038,328

NET ASSETS
Beginning of period....    7,060,791     5,030,620    11,777,565      7,739,237
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 7,403,802   $ 7,060,791   $24,766,392    $11,777,565
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $        --   $        --   $        --    $        --
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      913,417       655,468     1,473,828        383,439
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --         3,752         41,009
Shares redeemed........     (255,689)      (76,800)     (123,123)       (32,366)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)      657,728       578,668     1,354,457        392,082
                         ===========   ===========   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                MONEY MARKET                  REAL ESTATE
                                   ACCOUNT                      ACCOUNT
-----------------------------------------------------------------------------------
                             YEAR           YEAR           YEAR           YEAR
                            ENDED           ENDED         ENDED          ENDED
                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                             2002           2001           2002           2001
                        --------------  -------------  ------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   2,596,166   $  5,428,027   $ 1,389,285    $   929,613
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........             --             --       418,306      1,285,314
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....             --             --         4,164       (391,068)
                         -------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      2,596,166      5,428,027     1,811,755      1,823,859

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (2,596,166)    (5,428,027)   (1,380,113)      (912,627)
From net realized gain
 on investment and
 foreign currency
 transactions..........             --             --       (28,851)            --
                         -------------   ------------   -----------    -----------
    Total Dividends and
          Distributions     (2,596,166)    (5,428,027)   (1,408,964)      (912,627)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    141,409,460    152,927,273    27,933,134      9,209,661
Shares issued in
 reinvestment of
 dividends and
 distributions.........      2,596,166      5,428,027     1,271,804        912,627
Shares redeemed........   (123,473,078)   (92,142,541)   (5,707,014)    (5,837,184)
                         -------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     20,532,548     66,212,759    23,497,924      4,285,104
                         -------------   ------------   -----------    -----------
         Total Increase
             (Decrease)     20,532,548     66,212,759    23,900,715      5,196,336

NET ASSETS
Beginning of period....    180,922,584    114,709,825    22,457,318     17,260,982
                         -------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 201,455,132   $180,922,584   $46,358,033    $22,457,318
                         =============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $          --   $         --   $     9,172    $    16,986
                         =============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    141,409,460    152,927,273     2,416,417        880,043
Shares issued in
 reinvestment of
 dividends and
 distributions.........      2,596,166      5,428,027       114,784         86,267
Shares redeemed........   (123,473,078)   (92,142,541)     (491,672)      (557,953)
                         -------------   ------------   -----------    -----------
Net Increase (Decrease)     20,532,548     66,212,759     2,039,529        408,357
                         =============   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                 SMALLCAP                  SMALLCAP GROWTH
                                  ACCOUNT                      ACCOUNT
-----------------------------------------------------------------------------------
                            YEAR           YEAR          YEAR            YEAR
                            ENDED         ENDED          ENDED           ENDED
                        DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                            2002           2001          2002            2001
                        -------------  ------------  -------------  ---------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $     40,114   $   (19,108)  $   (283,963)   $   (522,606)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (9,692,380)   (5,212,585)   (20,601,972)    (32,791,609)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (1,321,547)    5,864,090     (6,106,197)      9,738,299
                         ------------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (10,973,813)      632,397    (26,992,132)    (23,575,916)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................       (30,007)           --             --              --
                         ------------   -----------   ------------    ------------
    Total Dividends and
          Distributions       (30,007)           --             --              --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    11,901,012    10,410,487      9,518,536      16,660,362
Shares issued in
 reinvestment of
 dividends and
 distributions.........        28,646            --             --              --
Shares redeemed........    (5,218,243)   (4,556,291)    (5,738,028)     (5,539,574)
                         ------------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     6,711,415     5,854,196      3,780,508      11,120,788
                         ------------   -----------   ------------    ------------
         Total Increase
             (Decrease)    (4,292,405)    6,486,593    (23,211,624)    (12,455,128)

NET ASSETS
Beginning of period....    36,493,087    30,006,494     55,965,753      68,420,881
                         ------------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 32,200,682   $36,493,087   $ 32,754,129    $ 55,965,753
                         ============   ===========   ============    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $      9,056   $        --   $         --    $         --
                         ============   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     1,742,414     1,336,018      1,243,194       1,383,613
Shares issued in
 reinvestment of
 dividends and
 distributions.........         4,931            --             --              --
Shares redeemed........      (771,205)     (622,421)      (816,836)       (490,341)
                         ------------   -----------   ------------    ------------
Net Increase (Decrease)       976,140       713,597        426,358         893,272
                         ============   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                              SMALLCAP VALUE                 UTILITIES
                                 ACCOUNT                      ACCOUNT
---------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR           YEAR
                           ENDED         ENDED         ENDED           ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                            2002          2001          2002           2001
                        ------------  ------------  ------------  ---------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   277,124   $   222,507   $ 1,226,590    $    948,827
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     (361,827)    1,049,545    (6,123,162)     (5,276,011)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (4,743,345)      160,834       757,806      (9,459,409)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (4,828,048)    1,432,886    (4,138,766)    (13,786,593)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (265,382)     (222,507)   (1,217,175)       (939,924)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --      (920,914)           --              --
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --      (324,010)           --              --
Tax return of capital
 distributions.........           --        (4,519)           --              --
                         -----------   -----------   -----------    ------------
    Total Dividends and
          Distributions     (265,382)   (1,471,950)   (1,217,175)       (939,924)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   24,159,669    14,410,630     4,060,984      14,698,855
Shares issued in
 reinvestment of
 dividends and
 distributions.........      233,950     1,471,950     1,217,175         877,391
Shares redeemed........   (5,971,429)   (2,313,733)   (8,646,169)    (10,772,433)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   18,422,190    13,568,847    (3,368,010)      4,803,813
                         -----------   -----------   -----------    ------------
         Total Increase
             (Decrease)   13,328,760    13,529,783    (8,723,951)     (9,922,704)

NET ASSETS
Beginning of period....   30,888,032    17,358,249    33,802,496      43,725,200
                         -----------   -----------   -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $44,216,792   $30,888,032   $25,078,545    $ 33,802,496
                         ===========   ===========   ===========    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     6,529   $        --   $     9,415    $      8,903
                         ===========   ===========   ===========    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    2,080,990     1,250,647       510,656       1,342,761
Shares issued in
 reinvestment of
 dividends and
 distributions.........       22,626       132,969       167,424         102,739
Shares redeemed........     (528,875)     (208,616)   (1,094,648)     (1,090,612)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)    1,574,741     1,175,000      (416,568)        354,888
                         ===========   ===========   ===========    ============



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. At December 31, 2002, the Fund consists of 28 accounts (Asset Allocation Account, Balanced Account, Blue Chip Account, Bond Account, Capital Value Account, Equity Growth Account, Government Securities Account, Growth Account, High Yield Account, International Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account, LargeCap Growth Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, LargeCap Value Account, MicroCap Account, MidCap Account, MidCap Growth Account, MidCap Growth Equity Account, MidCap Value Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account, and Utilities Account), known as the "Accounts".

Effective May 1, 2002, the initial purchases of 200,000 shares of each of the LargeCap Blend Account and LargeCap Value Account were made by Principal Life Insurance Company.

Principal Life Insurance Company ("Principal") has filed an application with the SEC to permit it to substitute shares of one account for shares of another account currently owned by a Division of the Variable Life Separate Account and/or a Division of Separate Account B. If SEC approval is granted, Principal intends to complete the following substitutions:

 CURRENT ACCOUNT                                 SUBSTITUTE ACCOUNT
 Blue Chip Account                                LargeCap Stock Index Account
 High Yield Account                               Bond Account
 LargeCap Growth Account                          LargeCap Growth Equity Account
 MicroCap Account                                 SmallCap Account



2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:



SECURITY VALUATION. . The Accounts (with the exception of the Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.

The Money Market Account values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which an account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders can not purchase or redeem shares.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The Accounts record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.



DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS . With respect to the Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, commission recapture, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

For the periods ended December 31, 2001, dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------
3. OPERATING POLICIES



FEES PAID INDIRECTLY. . The Accounts direct certain portfolio transactions to a broker that, in turn, pays a portion of the Accounts' operating expenses. Certain of the Accounts have also entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each account's expenses. These amounts are reflected in the statement of operations.



FUTURES CONTRACTS. . The Accounts (with the exception of Money Market Account) may enter into futures contracts as a hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the statement of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.



JOINT TRADING ACCOUNT. . Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.



LINE OF CREDIT. . Certain of the Accounts participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating accounts and funds in proportion to their average net assets during each calendar quarter. At December 31, 2002, the Accounts had no outstanding borrowings under the line of credit.



SECURITIES LENDING . Certain of the Accounts may lend portfolio securities to approved brokers to earn additional income. Each applicable account receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business of the accounts and any additional required collateral is delivered to the accounts on the next business day. Although risk is mitigated by the collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of December 31, 2002, the Accounts had securities on loan as follows:

                              VALUE OF              VALUE OF SHORT-TERM
                          SECURITIES LOANED   COLLATERAL INVESTMENT SECURITIES
                          -----------------   --------------------------------
 Asset Allocation            $   212,565                $   222,000
 Account
 Balanced Account              8,285,947                  8,433,868
 Bond Account                  1,132,468                  1,161,950
 Capital Value Account         6,132,072                  6,263,497
 Equity Growth Account         1,086,944                  1,152,400
 LargeCap Stock Index          1,103,288                  1,155,829
 Account
 MidCap Account               10,549,235                 10,749,689
 MidCap Growth Account           872,202                    902,843





SHORT SALES. . The Accounts may engage in "short sales against the box." This technique involves selling either a security owned by an account, or a security equivalent in kind and amount to the security sold short that the account has the right to obtain, for delivery at a specified date in the future. An account may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, an account loses the opportunity to participate in the gain.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each account's average daily net assets. The annual rates used in this calculation for the Accounts are as follows:

                                          NET ASSETS OF ACCOUNTS
                                              (IN MILLIONS)
                                  -------------------------------------
                                  FIRST    NEXT    NEXT    NEXT     OVER
                                   $100    $100    $100    $100     $400
                                  -----    ----    ----    ----     ----
 Asset Allocation Account          .80%    .75%    .70%    .65%     .60%
 Balanced Account                  .60     .55     .50     .45      .40
 Bond Account                      .50     .45     .40     .35      .30
 Equity Growth Account             .80     .75     .70     .65      .60
 Government Securities Account     .50     .45     .40     .35      .30
 High Yield Account                .60     .55     .50     .45      .40
 International SmallCap Account   1.20    1.15    1.10    1.05     1.00
 MicroCap Account                 1.00     .95     .90     .85      .80
 MidCap Account                    .65     .60     .55     .50      .45
 MidCap Growth Account             .90     .85     .80     .75      .70
 Money Market Account              .50     .45     .40     .35      .30
 Real Estate Account               .90     .85     .80     .75      .70
 SmallCap Account                  .85     .80     .75     .70      .65
 SmallCap Growth Account          1.00     .95     .90     .85      .80
 SmallCap Value Account           1.10    1.05    1.00     .95      .90
 Utilities Account                 .60     .55     .50     .45      .40



                                              NET ASSETS OF ACCOUNTS
                                                   (IN MILLIONS)
                                      -------------------------------------
                                      FIRST    NEXT    NEXT    NEXT     OVER
                                       $250    $250    $250    $250    $1,000
                                      -----    ----    ----    ----    ------
 Blue Chip Account                     .60%    .55%    .50%    .45%      .40%
 Capital Value Account                 .60     .55     .50     .45       .40
 Growth Account                        .60     .55     .50     .45       .40
 International Account                 .85     .80     .75     .70       .65
 International Emerging Markets       1.25    1.20    1.15    1.10      1.05
 Account
 LargeCap Blend Account                .75     .70     .65     .60       .55
 LargeCap Growth Account              1.10    1.05    1.00     .95       .90
 LargeCap Value Account                .75     .70     .65     .60       .55
 MidCap Value Account                 1.05    1.00     .95     .90       .85



                                                      OVERALL FEE
                                                     -------------
 LargeCap Growth Equity Account                          1.00%
 LargeCap Stock Index Account                             .35
 MidCap Growth Equity Account                            1.00

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager voluntarily waives a portion of its fees for certain accounts. The waivers are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each account on an annualized basis during the period. The operating expense limits, which were maintained at or below that shown, are as follows:

                                                                                 EXPENSE
                                                                                  LIMIT
                                                                                 -------
 International Emerging Markets Account                                           1.75%
 LargeCap Blend Account                                                           1.00
 LargeCap Stock Index Account                                                      .40
 LargeCap Value Account                                                           1.00


Effective May 1, 2002, the waiver was eliminated on LargeCap Growth Account, LargeCap Growth Equity Account, and MidCap Growth Equity Account. In addition, on that date, the expense limit was raised from 1.35% to 1.75% on International Emerging Markets Account.



AFFILIATED OWNERSHIP. . At December 31, 2002, Principal Life Insurance Company (an affiliate of Princor Financial Services Corporation) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned all of the shares of the Accounts.



AFFILIATED BROKERAGE COMMISSIONS. . No brokerage commissions were paid by the Accounts to Princor Financial Services Corporation during the period. Brokerage commissions were paid to other affiliates by the following Accounts:

                                                      PERIODS ENDED
                                                    DECEMBER 31, 2002
                                                   -------------------
 Asset Allocation Account                                $ 1,744
 Equity Growth Account                                    13,624
 LargeCap Value Account                                   17,442
 MicroCap Account                                             33
 MidCap Value Account                                     25,893
 SmallCap Growth Account                                  13,037
 Utilities Account                                        43,247

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS

For the periods ended December 31, 2002, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows:

                                                                              PURCHASES        SALES
                                                                             ------------  --------------
 Asset Allocation Account                                                    $207,874,174   $200,339,895
 Balanced Account                                                              98,786,075    105,824,535
 Blue Chip Account                                                              3,645,136      3,306,740
 Bond Account                                                                 143,830,398     98,447,279
 Capital Value Account                                                        327,518,463    338,214,936
 Equity Growth Account                                                        362,305,014    387,678,048
 Government Securities Account                                                213,159,047     72,495,101
 Growth Account                                                                43,992,028     70,410,081
 High Yield Account                                                             9,905,403     14,784,875
 International Account                                                        103,730,078    104,432,169
 International Emerging Markets Account                                        18,323,647     13,324,411
 International SmallCap Account                                                32,397,285     30,064,756
 LargeCap Blend Account                                                        15,842,044      2,363,866
 LargeCap Growth Account                                                        9,555,020      4,327,147
 LargeCap Growth Equity Account                                                12,856,799      9,989,676
 LargeCap Stock Index Account                                                  29,518,833     10,784,074
 LargeCap Value Account                                                        13,090,821        296,611
 MicroCap Account                                                              18,954,468     17,327,248
 MidCap Account                                                               173,872,711    169,811,897
 MidCap Growth Account                                                         12,325,199     10,278,350
 MidCap Growth Equity Account                                                  18,095,096     15,127,872
 MidCap Value Account                                                          27,645,983     12,989,218
 Real Estate Account                                                           41,315,916     18,263,180
 SmallCap Account                                                              76,698,199     70,145,309
 SmallCap Growth Account                                                      119,860,281    113,879,089
 SmallCap Value Account                                                        48,500,727     30,113,524
 Utilities Account                                                             17,670,591     20,854,538


The Accounts may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Each Account has set aside investment securities and other assets in excess of the commitment to serve as collateral. As of December 31, 2002, the Accounts had TBA purchase commitments as follows:

                           FACE AMOUNT           COST             MARKET VALUE
                           -----------  -----------------------  --------------
 Asset Allocation Account  $ 6,300,000        $ 6,570,109         $ 6,588,641
 Balanced Account            1,750,000          1,803,539           1,808,376
 Bond Account               10,000,000         10,261,934          10,308,439
 Government Securities      43,000,000         43,685,703          44,275,758
 Account

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

The federal income tax basis of the Accounts' investments in securities and the net unrealized appreciation (depreciation) of investments for federal income tax purposes at December 31, 2002, by account, was composed of the following:

                                                                                                            NET UNREALIZED
                                                                                                             APPRECIATION
                                             TAX COST OF INVESTMENTS        GROSS UNREALIZED                (DEPRECIATION)
                                                                      --------------------------------
                                                  IN SECURITIES        APPRECIATION     (DEPRECIATION)      OF INVESTMENTS
                                                  -------------       ----------------  --------------     ----------------

 Asset Allocation Account                         $ 86,442,561        $    5,289,753    $ (10,978,628)      $  (5,688,875)
 Balanced Account                                  127,323,996             5,682,292      (12,729,494)         (7,047,202)
 Blue Chip Account                                   4,713,843                72,670       (1,151,388)         (1,078,718)
 Bond Account                                      232,468,839             9,850,480         (420,425)          9,430,055
 Capital Value Account                             216,220,255            10,617,257      (14,386,948)         (3,769,691)
 Equity Growth Account                             233,455,190             7,882,782      (29,084,027)        (21,201,245)
 Government Securities Account                     371,365,224            12,090,971                -          12,090,971
 Growth Account                                    154,178,227            11,751,953      (41,973,169)        (30,221,216)
 High Yield Account                                  5,897,387               332,135         (318,846)             13,289
 International Account                             123,833,026             4,590,107       (9,913,067)         (5,322,960)
 International Emerging Markets Account             10,439,589               692,614         (615,276)             77,338
 International SmallCap Account                     41,740,177             3,053,502       (5,629,196)         (2,575,694)
 LargeCap Blend Account                             13,149,005               448,877         (903,089)           (454,212)
 LargeCap Growth Account                            13,440,054               378,281       (2,778,036)         (2,399,755)
 LargeCap Growth Equity Account                      6,001,944                59,848         (602,151)           (542,303)
 LargeCap Stock Index Account                      101,158,018             3,352,569      (30,685,042)        (27,332,473)
 LargeCap Value Account                             12,778,096               442,885       (1,168,900)           (726,015)
 MicroCap Account                                   12,687,069               855,028       (1,959,732)         (1,104,704)
 MidCap Account                                    251,563,802            21,555,127      (14,494,569)          7,060,558
 MidCap Growth Account                              24,448,501             2,096,148       (4,300,046)         (2,203,898)
 MidCap Growth Equity Account                        6,830,393               466,394         (407,268)             59,126
 MidCap Value Account                               24,382,214               894,479       (1,975,774)         (1,081,295)
 Real Estate Account                                44,851,541             3,296,333       (1,254,988)          2,041,345
 SmallCap Account                                   33,844,162             1,706,166       (3,249,056)         (1,542,890)
 SmallCap Growth Account                            30,992,101             3,104,706       (2,158,780)            945,926
 SmallCap Value Account                             45,608,935             3,366,702       (5,410,392)         (2,043,690)
 Utilities Account                                  25,374,192             1,422,735       (3,760,496)         (2,337,761)


The Accounts' investments are with various issuers in various industries. The schedules of investments contained herein summarize concentrations of credit risk by issuer and industry.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid during 2002 and 2001 were as follows:

                                                            ORDINARY INCOME      LONG-TERM CAPITAL GAIN    RETURN OF CAPITAL
                                                            ------------         ------------              -----------
                                                            2002        2001        2002        2001        2002        2001
                                                            ----        ----        ----        ----        ----        ----
 Asset Allocation Account                                $       --  $2,138,376  $       --  $   211,673   $    --     $   --
 Balanced Account                                         4,171,673   4,931,951          --    2,258,458        --         --
 Blue Chip Account                                           28,911      31,622          --           --        --         --
 Bond Account                                             8,184,322   8,414,360          --           --        --         --
 Capital Value Account                                    3,365,166   3,091,366          --    1,222,778        --         --
 Equity Growth Account                                      726,037     344,140          --   23,660,567        --         --
 Government Securities Account                            8,861,055   7,685,774     577,046           --        --         --
 Growth Account                                              42,385          --          --           --        --         --
 High Yield Account                                         804,959   1,336,323          --           --        --         --
 International Account                                      634,174     248,356          --       35,286        --         --
 International Emerging Markets Account                         233      31,281          --           --    11,820         --
 International SmallCap Account                             112,141          --          --           --        --         --
 LargeCap Blend Account                                      36,458         N/A          --          N/A        --        N/A
 LargeCap Growth Account                                         --          --          --        4,017        --         14
 LargeCap Growth Equity Account                                  --          --          --           --        --         --
 LargeCap Stock Index Account                               897,771     671,720          --           --        --         --
 LargeCap Value Account                                      83,991         N/A          --          N/A        --        N/A
 MicroCap Account                                            17,224          --          --           --        --         --
 MidCap Account                                           2,608,581   2,712,041   4,090,561    6,554,420        --         --
 MidCap Growth Account                                           --      43,147          --      591,434        --         --
 MidCap Growth Equity Account                                    --          --          --           --        --         --
 MidCap Value Account                                            --      86,929      42,844      385,780        --         --
 Money Market Account                                     2,596,166   5,428,027          --           --        --         --
 Real Estate Account                                      1,380,113     929,613      28,851           --        --         --
 SmallCap Account                                            30,007          --          --           --        --         --
 SmallCap Growth Account                                         --          --          --           --        --         --
 SmallCap Value Account                                     265,382     222,507          --    1,244,925        --      4,519
 Utilities Account                                        1,217,175     948,827          --           --        --         --



For federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)



DISTRIBUTABLE EARNINGS .

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Asset Allocation Account             $ 1,630,974              $    --
 Balanced Account                       3,313,348                   --
 Blue Chip Account                            764                   --
 Bond Account                          10,588,392                   --
 Capital Value Account                      7,676                   --
 Equity Growth Account                      4,705                   --
 Government Securities Account         13,035,126                   --
 Growth Account                           288,897                   --
 High Yield Account                         6,415                   --
 International Account                  1,360,705                   --
 International SmallCap Account           643,942                   --
 LargeCap Blend Account                     1,230                   --
 LargeCap Stock Index Account               7,568                   --
 LargeCap Value Account                     1,730                   --
 MicroCap Account                           2,695                   --
 MidCap Account                            14,018                   --
 Real Estate Account                        9,172               71,015
 SmallCap Account                           9,056                   --
 SmallCap Value Account                     6,529                   --
 Utilities Account                          9,415                   --

As of December 31, 2002, the components of distributable earnings on a federal tax basis were as follows:



As of December 31, 2002, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Equity Account, MidCap Growth Account, MidCap Growth Equity Account, MidCap Value Account, Money Market Account and SmallCap Growth Account had no distributable earnings on a federal income tax basis.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2002, the following Accounts had approximate net capital loss carryforwards as follows:

                                                                                   NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:
                                                                               2003      2007       2008        2009         2010
                                                                              -------  --------  ----------  -----------  ----------
 Asset Allocation Account                                                     $    --  $     --  $       --  $   335,000  $ 7,050,00
 Balanced Account                                                                  --        --          --    1,690,000   21,393,00
 Blue Chip Account                                                                 --    32,000     412,000      389,000      627,00
 Bond Account                                                                      --   414,000   5,923,000      302,000    1,073,00
 Capital Value Account                                                             --        --          --    4,666,000   25,090,00
 Equity Growth Account                                                             --        --          --   45,845,000   45,623,00
 Government Securities Account                                                     --        --          --           --      400,00
 Growth Account                                                                    --        --          --   24,708,000   57,036,00
 High Yield Account                                                            49,000   751,000   1,794,000    1,414,000    2,171,00
 International Account                                                             --        --          --   26,626,000   26,015,00
 International Emerging Markets Account                                            --        --       2,000    1,147,000      585,00
 International SmallCap Account                                                    --        --          --   11,229,000    4,512,00
 LargeCap Blend Account                                                            --        --          --           --      227,00
 LargeCap Growth Account                                                           --        --          --    1,001,000    2,044,00
 LargeCap Growth Equity Account                                                    --        --      28,000    2,489,000    1,635,00
 LargeCap Stock Index Account                                                      --        --     294,000    1,128,000    3,977,00
 LargeCap Value Account                                                            --        --          --           --       14,00
 MicroCap Account                                                                  --   113,000          --      105,000    1,086,00
 MidCap Account                                                                    --        --          --           --    6,145,00
 MidCap Growth Account                                                             --        --          --    2,523,000    7,158,00
 MidCap Growth Equity Account                                                      --        --       8,000    3,293,000    2,048,00
 MidCap Value Account                                                              --        --          --           --      342,00
 SmallCap Account                                                                  --        --          --    2,944,000   11,553,00
 SmallCap Growth Account                                                           --        --          --   32,461,000   21,722,00
 SmallCap Value Account                                                            --        --          --           --      268,00
 Utilities Account                                                                 --        --          --    2,949,000    8,557,00

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2002
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)



POST-OCTOBER LOSSES . Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company's taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2002, the Accounts had approximate post-October losses as follows:


                                         --------------
 Asset Allocation Account                  $  761,000
 Balanced Account                           2,510,000
 Blue Chip Account                            166,000
 Capital Value Account                      5,254,000
 Equity Growth Account                      6,893,000
 Government Securities Account                197,000
 Growth Account                             5,391,000
 International Account                      2,312,000
 International Emerging Markets Account         9,000
 International SmallCap Account             1,159,000
 LargeCap Blend Account                        99,000
 LargeCap Growth Account                      142,000
 LargeCap Growth Equity Account               130,000
 LargeCap Stock Index Account                 193,000
 MicroCap Account                             168,000
 MidCap Account                             1,969,000
 MidCap Growth Account                        477,000
 MidCap Value Account                         103,000
 SmallCap Account                             860,000
 SmallCap Value Account                       206,000
 Utilities Account                             26,000

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                               DECEMBER 31, 2002

                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (63.57%)
ADVERTISING AGENCIES (0.03%)
                                                                                   $
 Interpublic Group                                                  600                  8,448
 Omnicom Group                                                      200                 12,920
                                                                                        21,368
AEROSPACE & DEFENSE (0.24%)
 Boeing                                                           5,350                176,496
 Northrop Grumman                                                   100                  9,700
 Raytheon                                                           500                 15,375
                                                                                       201,571
AEROSPACE & DEFENSE EQUIPMENT (0.97%)
 General Dynamics                                                 3,750                297,637
 Lockheed Martin                                                  3,250                187,688
 United Technologies                                              5,050                312,797
                                                                                       798,122
AGRICULTURAL OPERATIONS (0.01%)
 Monsanto                                                           239                  4,601
AIRLINES (0.16%)
 British Airways /1/                                              1,400                 31,304
 Continental Airlines /1/                                         4,450                 32,263
 KLM                                                              5,955                 57,763
 Southwest Airlines                                                 800                 11,120
                                                                                       132,450
APPLICATIONS SOFTWARE (1.41%)
 Intuit /1/                                                         200                  9,384
 Microsoft /1/                                                   22,200              1,147,740
 Siebel Systems /1/                                                 600                  4,488
                                                                                     1,161,612
ATHLETIC EQUIPMENT (0.12%)
 Amer Group                                                       5,500                100,710
ATHLETIC FOOTWEAR (0.01%)
 Nike                                                               200                  8,894
AUDIO & VIDEO PRODUCTS (0.40%)
 Matsushita Electric Industrial                                  13,300                127,680
 Sony                                                             4,800                198,288
                                                                                       325,968
AUTO-CARS & LIGHT TRUCKS (1.07%)
 Fiat                                                             2,585                 20,551
 Ford Motor                                                       1,700                 15,810
 General Motors                                                   5,050                186,143
 Honda Motor                                                      7,200                130,032
 Nissan Motor                                                     6,900                106,122
 Toyota Motor                                                     6,000                318,000
 Volkswagen                                                      14,000                101,365
                                                                                       878,023
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.41%)
 ArvinMeritor                                                    19,774                329,633
 Delphi Automotive Systems                                          700                  5,635
                                                                                       335,268
BEVERAGES-NON-ALCOHOLIC (0.87%)
 Coca-Cola                                                        8,825                386,712
 Coca-Cola Enterprises                                            1,200                 26,064
 Pepsi Bottling Group                                               200                  5,140
                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES-NON-ALCOHOLIC (CONTINUED)
                                                                                   $
 Pepsico                                                          7,170                302,717
                                                                                       720,633
BREWERY (0.32%)
 Anheuser-Busch                                                   3,385                163,834
 Kirin Brewery                                                   17,000                102,170
                                                                                       266,004
BROADCASTING SERVICES & PROGRAMMING (0.23%)
 Clear Channel Communications /1/                                 1,600                 59,664
 Liberty Media /1/                                               14,600                130,524
                                                                                       190,188
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.37%)
 Masco                                                           10,400                218,920
 Matsushita Electric Works                                        1,400                 86,593
                                                                                       305,513
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.16%)
 Italcementi                                                     13,520                136,196
BUILDING-RESIDENTIAL & COMMERCIAL (0.13%)
 Sekisui House                                                   14,800                104,762
CABLE TV (0.07%)
 Comcast /1/                                                      1,164                 27,435
 Comcast                                                          1,200                 27,108
                                                                                        54,543
CELLULAR TELECOMMUNICATIONS (0.26%)
 AT&T Wireless Services /1/                                       5,550                 31,357
 Nextel Communications /1/                                        1,800                 20,790
 NTT DoCoMo                                                       9,100                166,075
                                                                                       218,222
CHEMICALS-DIVERSIFIED (0.95%)
 Akzo Nobel                                                       8,566                273,169
 Asahi Kasei                                                      2,600                 64,414
 Bayer                                                           10,735                232,413
 Dow Chemical                                                     1,000                 29,700
 E.I. Du Pont de Nemours                                          1,200                 50,880
 Nova Chemicals                                                     696                 12,737
 PPG Industries                                                   2,200                110,330
 Rohm & Haas                                                        200                  6,496
                                                                                       780,139
CHEMICALS-SPECIALTY (0.32%)
 Engelhard                                                        6,200                138,570
 Millennium Chemicals                                            12,200                116,144
 Syngenta                                                           623                  7,177
                                                                                       261,891
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                                2,250                 40,320
COMMERCIAL BANKS (0.91%)
 Allied Irish Banks                                               8,700                233,856
 Amsouth Bancorp                                                    500                  9,600
 Banco Santander Central Hispano                                 23,400                164,970
 BB&T                                                               600                 22,194
 Regions Financial                                                  500                 16,680
 Shizuoka Bank                                                    1,400                 90,250
 SouthTrust                                                         500                 12,425
                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                   $
 Synovus Financial                                                  500                  9,700
 Westpac Banking                                                  4,900                189,091
                                                                                       748,766
COMMERCIAL SERVICE-FINANCE (0.04%)
 Concord EFS /1/                                                    700                 11,018
 H&R Block                                                          200                  8,040
 Moody's                                                            100                  4,129
 Paychex                                                            500                 13,950
                                                                                        37,137
COMMERCIAL SERVICES (0.10%)
 Weight Watchers International /1/                                1,750                 80,448
COMPUTER SERVICES (0.08%)
 Computer Sciences /1/                                              200                  6,890
 Electronic Data Systems                                            600                 11,058
 Sungard Data Systems /1/                                         2,150                 50,654
                                                                                        68,602
COMPUTERS (1.07%)
 Apple Computer /1/                                                 500                  7,165
 Dell Computer /1/                                               12,000                320,880
 Hewlett-Packard                                                 12,782                221,896
 International Business Machines                                  4,100                317,750
 Sun Microsystems /1/                                             3,800                 11,818
                                                                                       879,509
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 Fujitsu                                                          2,600                 37,137
COMPUTERS-MEMORY DEVICES (0.21%)
 EMC /1/                                                          6,800                 41,752
 TDK                                                              1,400                 54,950
 Veritas Software /1/                                             5,150                 80,443
                                                                                       177,145
COMPUTERS-PERIPHERAL EQUIPMENT (0.01%)
 Lexmark International /1/                                          100                  6,050
CONSUMER PRODUCTS-MISCELLANEOUS (0.02%)
 Clorox                                                             200                  8,250
 Fortune Brands                                                     100                  4,651
                                                                                        12,901
CONTAINERS-PAPER & PLASTIC (0.20%)
 Smurfit-Stone Container /1/                                     10,900                167,762
COSMETICS & TOILETRIES (1.63%)
 Alberto-Culver                                                   1,150                 57,960
 Avon Products                                                      200                 10,774
 Colgate-Palmolive                                                2,250                117,967
 Gillette                                                         3,200                 97,152
 KAO                                                                600                131,710
 Kimberly-Clark                                                     600                 28,482
 Procter & Gamble                                                 8,950                769,163
 Shiseido                                                        10,000                130,024
                                                                                     1,343,232
CRUISE LINES (0.12%)
 Carnival                                                           700                 17,465
                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CRUISE LINES (CONTINUED)
                                                                                   $
 P&O Princess Cruises                                             2,925                 81,140
                                                                                        98,605
DATA PROCESSING & MANAGEMENT (0.28%)
 Automatic Data Processing                                        2,750                107,937
 First Data                                                       3,300                116,853
 Fiserv /1/                                                         200                  6,790
                                                                                       231,580
DIVERSIFIED FINANCIAL SERVICES (1.54%)
 Citigroup                                                       36,066              1,269,163
DIVERSIFIED MANUFACTURING OPERATIONS (2.24%)
 3M                                                               1,600                197,280
 Danaher                                                            200                 13,140
 General Electric                                                38,300                932,605
 Honeywell International                                          2,300                 55,200
 Illinois Tool Works                                                500                 32,430
 Tyco International                                              35,950                614,026
                                                                                     1,844,681
DIVERSIFIED OPERATIONS (0.11%)
 Keppel                                                           5,375                 22,931
 Six Continents                                                   8,928                 71,424
                                                                                        94,355
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.02%)
 Cendant /1/                                                      1,200                 12,576
ELECTRIC PRODUCTS-MISCELLANEOUS (0.28%)
 Emerson Electric                                                   600                 30,510
 Hitachi                                                          2,300                 85,675
 Molex                                                              500                 11,520
 Sanyo Electric                                                   3,600                 45,360
 Sharp                                                            6,000                 56,981
                                                                                       230,046
ELECTRIC-INTEGRATED (0.46%)
 American Electric Power                                            600                 16,398
 Consolidated Edison                                                200                  8,564
 Dominion Resources                                                 500                 27,450
 Duke Energy                                                      1,200                 23,448
 Endesa                                                           5,600                 63,280
 Entergy                                                            200                  9,118
 EVN                                                             10,800                 92,930
 Exelon                                                             500                 26,385
 FirstEnergy                                                        200                  6,594
 FPL Group                                                          200                 12,026
 International Power /1/                                          1,368                 20,793
 PG&E /1/                                                           500                  6,950
 Progress Energy                                                    200                  8,670
 Public Service Enterprise Group                                    500                 16,050
 Southern                                                           800                 22,712
 TXU                                                                500                  9,340
 XCEL Energy                                                        800                  8,800
                                                                                       379,508
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.97%)
 Koninklijke Philips Electronics                                 33,214                587,224
 Kyocera                                                          1,300                 74,295
 NEC                                                             12,700                 47,752
                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                                   $
 Omron                                                              600                 89,087
 Solectron /1/                                                      700                  2,485
                                                                                       800,843
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.90%)
 Agere Systems /1/                                                  320                    461
 Agere Systems /1/                                                    1                      1
 Altera /1/                                                         700                  8,638
 Broadcom /1/                                                       100                  1,506
 Intel                                                           30,450                474,106
 Microchip Technology /1/                                         2,410                 58,925
 Micron Technology /1/                                              800                  7,792
 Nvidia /1/                                                         100                  1,151
 Texas Instruments                                                7,700                115,577
 Xilinx /1/                                                       3,550                 73,130
                                                                                       741,287
ELECTRONIC FORMS (0.01%)
 Adobe Systems                                                      200                  4,982
ELECTRONIC MEASUREMENT INSTRUMENTS (0.06%)
 Advantest                                                        3,500                 37,555
 Agilent Technologies /1/                                           600                 10,776
                                                                                        48,331
ELECTRONIC SECURITY DEVICES (0.11%)
 Secom                                                            1,300                 89,172
ENTERPRISE SOFTWARE & SERVICE (0.32%)
 Computer Associates International                                  600                  8,100
 Oracle /1/                                                      20,550                221,940
 Peoplesoft /1/                                                   2,000                 36,600
                                                                                       266,640
ENTERTAINMENT SOFTWARE (0.08%)
 Electronic Arts /1/                                              1,300                 64,701
FIDUCIARY BANKS (0.38%)
 Bank of New York                                                 2,400                 57,504
 Mellon Financial                                                 8,800                229,768
 Northern Trust                                                     200                  7,010
 State Street                                                       500                 19,500
                                                                                       313,782
FINANCE-CONSUMER LOANS (0.03%)
 Household International                                            600                 16,686
 SLM                                                                100                 10,386
                                                                                        27,072
FINANCE-CREDIT CARD (0.44%)
 American Express                                                 5,800                205,030
 Capital One Financial                                              200                  5,944
 MBNA                                                             8,200                155,964
                                                                                       366,938
FINANCE-INVESTMENT BANKER & BROKER (0.48%)
 Daiwa Securities Group                                           1,200                 53,291
 Goldman Sachs Group                                              2,425                165,142
 Lehman Brothers Holdings                                           200                 10,658
 Merrill Lynch                                                    1,000                 37,950
 Nomura Holdings                                                 11,500                125,005
                                                                                       392,046
                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-LEASING COMPANY (0.09%)
                                                                                   $
 ORIX                                                             2,300                 73,922
FINANCE-MORTGAGE LOAN/BANKER (1.87%)
 Federal Home Loan Mortgage                                      23,525              1,389,151
 Federal National Mortgage Association                            2,400                154,392
                                                                                     1,543,543
FINANCIAL GUARANTEE INSURANCE (0.01%)
 MBIA                                                               100                  4,386
 MGIC Investment                                                    100                  4,130
                                                                                         8,516
FOOD (0.01%)
 Archer-Daniels-Midland                                             700                  8,680
FOOD-CANNED (0.00%)
 Del Monte Foods /1/                                                 89                    688
FOOD-CONFECTIONERY (0.01%)
 Hershey Foods                                                      100                  6,744
 Wm. Wrigley Jr.                                                    100                  5,488
                                                                                        12,232
FOOD-MISCELLANEOUS/DIVERSIFIED (1.66%)
 Ajinomoto                                                        1,200                125,288
 Campbell Soup                                                      500                 11,735
 Conagra Foods                                                      600                 15,006
 General Mills                                                      500                 23,475
 Groupe Danone                                                   21,528                574,798
 H.J. Heinz                                                         200                  6,574
 Kellogg                                                            500                 17,135
 Kraft Foods /1/                                                  9,225                359,129
 Nestle                                                           4,000                211,906
 Sara Lee                                                         1,000                 22,510
                                                                                     1,367,556
FOOD-RETAIL (0.05%)
 Albertson's                                                        500                 11,130
 Kroger                                                             800                 12,360
 Safeway /1/                                                        600                 14,016
                                                                                        37,506
FOOD-WHOLESALE & DISTRIBUTION (0.11%)
 Sysco                                                            3,150                 93,839
GOLD MINING (0.01%)
 Newmont Mining                                                     200                  5,806
HEALTH CARE COST CONTAINMENT (0.01%)
 McKesson                                                           200                  5,406
HOME DECORATION PRODUCTS (0.01%)
 Newell Rubbermaid                                                  200                  6,066
HOTELS & MOTELS (0.01%)
 Marriott International                                             200                  6,574
 Starwood Hotels & Resorts Worldwide                                100                  2,374
                                                                                         8,948
IMPORT & EXPORT (0.18%)
 Mitsubishi                                                       6,100                 74,535
 Mitsui                                                             800                 72,960
                                                                                       147,495
                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL GASES (0.45%)
                                                                                   $
 Air Products & Chemicals                                         8,500                363,375
 Praxair                                                            200                 11,554
                                                                                       374,929
INSTRUMENTS-CONTROLS (0.01%)
 Johnson Controls                                                   100                  8,017
INSURANCE BROKERS (0.03%)
 Aon                                                                200                  3,778
 Marsh & McLennan                                                   400                 18,484
                                                                                        22,262
INTERNET BROKERS (0.05%)
 Charles Schwab                                                   3,600                 39,060
INTERNET SECURITY (0.13%)
 Check Point Software Technologies /1/                            5,600                 72,632
 Symantec /1/                                                       800                 32,360
                                                                                       104,992
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.02%)
 Franklin Resources                                                 500                 17,040
LIFE & HEALTH INSURANCE (0.35%)
 Aflac                                                              600                 18,072
 Jefferson-Pilot                                                    100                  3,811
 John Hancock Financial Services                                    200                  5,580
 Lincoln National                                                 8,250                260,535
 UnumProvident                                                      100                  1,754
                                                                                       289,752
LINEN SUPPLY & RELATED ITEMS (0.01%)
 Cintas                                                             200                  9,150
MACHINERY-CONSTRUCTION & MINING (0.26%)
 Caterpillar                                                      4,700                214,884
MACHINERY-FARM (0.01%)
 Deere                                                              200                  9,170
MACHINERY-GENERAL INDUSTRY (0.03%)
 Dover                                                              500                 14,580
 Ingersoll-Rand                                                     200                  8,612
                                                                                        23,192
MACHINERY-PUMPS (0.07%)
 Ebara                                                            1,800                 55,667
MEDICAL INSTRUMENTS (0.38%)
 Biomet                                                             200                  5,732
 Boston Scientific /1/                                              500                 21,260
 Guidant /1/                                                        200                  6,170
 Medtronic                                                        6,200                282,720
                                                                                       315,882
MEDICAL PRODUCTS (1.38%)
 Amersham                                                         8,569                380,464
 Baxter International                                               600                 16,800
 Becton Dickinson                                                   200                  6,138
 Johnson & Johnson                                               13,350                717,028
 Stryker                                                            200                 13,424
                                                                                     1,133,854
                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (0.41%)
                                                                                   $
 Amgen /1/                                                        6,734                325,522
 Biogen /1/                                                         100                  4,006
 Chiron /1/                                                         100                  3,760
 Genzyme /1/                                                        200                  5,914
                                                                                       339,202
MEDICAL-DRUGS (4.80%)
 Abbott Laboratories                                              9,500                380,000
 Allergan                                                           100                  5,762
 Banyu Pharmaceutical                                             4,000                 75,099
 Bristol-Myers Squibb                                            15,350                355,353
 Celgene /1/                                                        900                 19,323
 Eisai                                                            2,800                 62,880
 Eli Lilly                                                        4,000                254,000
 Forest Laboratories /1/                                            100                  9,822
 GlaxoSmithKline                                                  2,503                 93,762
 King Pharmaceuticals /1/                                           100                  1,719
 Medimmune /1/                                                      200                  5,434
 Merck                                                           14,700                832,167
 Novartis                                                         5,758                211,491
 Novo-Nordisk                                                     8,000                231,200
 Pfizer                                                          26,525                810,869
 Schering-Plough                                                  1,500                 33,300
 Wyeth                                                           15,375                575,025
                                                                                     3,957,206
MEDICAL-HMO (0.65%)
 Health Net /1/                                                  10,400                274,560
 UnitedHealth Group                                               3,000                250,500
 Wellpoint Health Networks /1/                                      100                  7,116
                                                                                       532,176
MEDICAL-HOSPITALS (0.17%)
 HCA                                                              3,200                132,800
 Tenet Healthcare /1/                                               300                  4,920
                                                                                       137,720
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.22%)
 AmerisourceBergen                                                1,700                 92,327
 Cardinal Health                                                  1,450                 85,825
                                                                                       178,152
METAL PROCESSORS & FABRICATION (0.47%)
 SKF                                                             15,370                390,552
METAL-ALUMINUM (0.03%)
 Alcoa                                                            1,200                 27,336
MISCELLANEOUS INVESTING (0.02%)
 Equity Office Properties Trust                                     500                 12,490
 Equity Residential Properties Trust                                200                  4,916
                                                                                        17,406
MONEY CENTER BANKS (2.97%)
 ABN AMRO Holding                                                23,499                380,214
 Bank of America                                                 10,950                761,791
 Barclays                                                        22,284                550,415
 Commerzbank                                                      3,600                 28,408
 HSBC Holdings                                                    3,600                197,928
 JP Morgan Chase                                                  8,057                193,368
 Mitsubishi Tokyo Financial Group                                53,800                287,830
                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                                   $
 Wachovia                                                         1,400                 51,016
                                                                                     2,450,970
MOTORCYCLE & MOTOR SCOOTER (0.12%)
 Harley-Davidson                                                  2,100                 97,020
MULTI-LINE INSURANCE (1.53%)
 Allstate                                                        17,200                636,228
 American International Group                                     8,700                503,295
 Cigna                                                              100                  4,112
 Hartford Financial Services                                        200                  9,086
 Loews                                                              200                  8,892
 MetLife                                                            800                 21,632
 Prudential Financial /1/                                         2,300                 73,002
 St. Paul                                                           200                  6,810
                                                                                     1,263,057
MULTIMEDIA (0.52%)
 AOL Time Warner /1/                                              4,300                 56,330
 Gannett                                                          1,450                104,110
 McGraw-Hill                                                        100                  6,044
 Viacom /1/                                                       4,770                194,425
 Walt Disney                                                      4,300                 70,133
                                                                                       431,042
NETWORKING PRODUCTS (0.49%)
 Cisco Systems /1/                                               27,400                358,940
 Lucent Technologies                                             33,450                 42,147
                                                                                       401,087
NON-HAZARDOUS WASTE DISPOSAL (0.02%)
 Waste Management                                                   700                 16,044
NON-HOTEL GAMBLING (0.12%)
 Hilton Group                                                    18,500                 99,475
OFFICE AUTOMATION & EQUIPMENT (0.41%)
 Canon                                                            5,000                184,250
 OCE                                                              5,780                 63,124
 Pitney Bowes                                                       200                  6,532
 Ricoh                                                            1,000                 82,034
                                                                                       335,940
OFFICE SUPPLIES & FORMS (0.01%)
 Avery Dennison                                                     100                  6,108
OIL & GAS DRILLING (0.12%)
 Noble /1/                                                        2,400                 84,360
 Transocean Sedco Forex                                             500                 11,600
                                                                                        95,960
OIL COMPANY-EXPLORATION & PRODUCTION (0.04%)
 Anadarko Petroleum                                                 200                  9,580
 Apache                                                             100                  5,699
 Burlington Resources                                               200                  8,530
 Devon Energy                                                       200                  9,180
                                                                                        32,989
OIL COMPANY-INTEGRATED (3.32%)
 BP Amoco                                                         6,050                245,932
 ChevronTexaco                                                    1,200                 79,776
 ConocoPhillips                                                     974                 47,132
 Exxon Mobil                                                     35,250              1,231,635
                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                                   $
 Marathon Oil                                                       600                 12,774
 Occidental Petroleum                                               500                 14,225
 Royal Dutch Petroleum                                            8,800                387,376
 TotalFinaElf                                                     9,810                701,415
 Unocal                                                             500                 15,290
                                                                                     2,735,555
OIL FIELD MACHINERY & EQUIPMENT (0.34%)
 Cooper Cameron /1/                                               5,100                254,082
 Smith International /1/                                            900                 29,358
                                                                                       283,440
OIL-FIELD SERVICES (0.41%)
 Baker Hughes                                                     6,050                194,749
 BJ Services /1/                                                  2,850                 92,084
 Halliburton                                                        200                  3,742
 Schlumberger                                                     1,200                 50,508
                                                                                       341,083
PAPER & RELATED PRODUCTS (0.25%)
 International Paper                                                700                 24,479
 MeadWestvaco                                                       100                  2,471
 Weyerhaeuser                                                     3,700                182,077
                                                                                       209,027
PHARMACEUTICALS (0.29%)
 Pharmacia                                                        5,732                239,598
PHOTO EQUIPMENT & SUPPLIES (0.16%)
 Eastman Kodak                                                      200                  7,008
 Fuji Photo Film                                                  3,800                121,866
                                                                                       128,874
PHYSICAL THERAPY & REHABILITATION CENTERS (0.32%)
 Healthsouth /1/                                                 63,800                267,960
PIPELINES (0.01%)
 Dynegy                                                             200                    236
 El Paso                                                            700                  4,872
 Williams                                                           700                  1,890
                                                                                         6,998
PRINTING-COMMERCIAL (0.24%)
 Dai Nippon Printing                                              6,000                132,772
 Toppan Printing                                                  1,800                 67,725
                                                                                       200,497
PROPERTY & CASUALTY INSURANCE (0.20%)
 ACE                                                                200                  5,868
 Chubb                                                              100                  5,220
 Millea Holdings                                                  2,600                 91,520
 Progressive                                                        200                  9,926
 Travelers Property Casualty /1/                                    853                 12,497
 Travelers Property Casualty /1/                                  2,205                 32,303
 XL Capital                                                         100                  7,725
                                                                                       165,059
PUBLICLY TRADED INVESTMENT FUND (5.58%)
 iShares MSCI EAFE Index Fund                                    38,000              3,762,380
 Standard & Poor's MidCap 400 Depository Receipts                10,637                836,600
                                                                                     4,598,980
                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (0.03%)
                                                                                   $
 New York Times                                                     100                  4,573
 Tribune                                                            500                 22,730
                                                                                        27,303
REAL ESTATE MANAGEMENT & SERVICES (0.12%)
 Mitsubishi Estate                                                1,300                 99,031
REGIONAL BANKS (1.90%)
 Bank One                                                         1,300                 47,515
 Comerica                                                         7,100                307,004
 Fifth Third Bancorp                                              2,225                130,274
 FleetBoston Financial                                            1,200                 29,160
 KeyCorp                                                            600                 15,084
 National City                                                      700                 19,124
 PNC Financial Services Group                                     9,700                406,430
 Suntrust Banks                                                     200                 11,384
 U.S. Bancorp                                                    24,400                517,768
 Wells Fargo                                                      1,700                 79,679
                                                                                     1,563,422
RETAIL-APPAREL & SHOE (0.08%)
 Gap                                                              1,000                 15,520
 Limited                                                          3,350                 46,666
                                                                                        62,186
RETAIL-AUTO PARTS (0.01%)
 Autozone /1/                                                       100                  7,065
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                                            2,350                 81,146
RETAIL-BUILDING PRODUCTS (0.39%)
 Home Depot                                                       8,390                201,024
 Lowe's                                                           3,200                120,000
                                                                                       321,024
RETAIL-CONSUMER ELECTRONICS (0.34%)
 Best Buy /1/                                                    11,450                276,517
RETAIL-CONVENIENCE STORE (0.10%)
 7-Eleven                                                         2,600                 79,312
RETAIL-DISCOUNT (1.65%)
 Costco Wholesale /1/                                             1,400                 39,284
 Dollar General                                                   3,500                 41,825
 Dollar Tree Stores /1/                                           1,500                 36,855
 Target                                                           2,450                 73,500
 TJX                                                             24,400                476,288
 Wal-Mart Stores                                                 13,700                691,987
                                                                                     1,359,739
RETAIL-DRUG STORE (0.17%)
 CVS                                                                500                 12,485
 Walgreen                                                         4,275                124,787
                                                                                       137,272
RETAIL-JEWELRY (0.04%)
 Tiffany                                                          1,550                 37,061
RETAIL-MAJOR DEPARTMENT STORE (0.03%)
 May Department Stores                                              500                 11,490
                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (CONTINUED)
                                                                                   $
 Sears Roebuck                                                      500                 11,975
                                                                                        23,465
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.09%)
 Ito-Yokado                                                       2,500                 70,875
RETAIL-OFFICE SUPPLIES (0.01%)
 Staples /1/                                                        600                 10,980
RETAIL-REGIONAL DEPARTMENT STORE (0.14%)
 Federated Department Stores /1/                                    200                  5,752
 Kohls /1/                                                        1,975                110,501
                                                                                       116,253
RETAIL-RESTAURANTS (0.16%)
 McDonald's                                                       1,400                 22,512
 Starbucks /1/                                                      600                 12,228
 Wendy's International                                              900                 24,363
 Yum! Brands /1/                                                  3,000                 72,660
                                                                                       131,763
RUBBER-TIRES (0.07%)
 Bridgestone                                                      2,500                 61,937
SAVINGS & LOANS-THRIFTS (0.06%)
 Charter One Financial                                              210                  6,033
 Golden West Financial                                              100                  7,181
 Washington Mutual                                                1,000                 34,530
                                                                                        47,744
SCHOOLS (0.06%)
 Apollo Group /1/                                                 1,100                 48,400
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.20%)
 Analog Devices /1/                                                 600                 14,322
 Linear Technology                                                2,900                 74,588
 Maxim Integrated Products /1/                                    2,400                 79,296
                                                                                       168,206
SEMICONDUCTOR EQUIPMENT (0.19%)
 Applied Materials /1/                                            7,950                103,588
 Kla-Tencor /1/                                                     200                  7,074
 Novellus Systems /1/                                             1,600                 44,928
                                                                                       155,590
STEEL-PRODUCERS (0.02%)
 Corus Group /1/                                                  3,500                 14,595
TELECOMMUNICATION EQUIPMENT (0.32%)
 ADC Telecommunications /1/                                      20,800                 43,472
 Alcatel                                                          4,700                 20,868
 Nortel Networks /1/                                             17,556                 28,265
 Qualcomm /1/                                                     3,100                112,809
 Tellabs /1/                                                      8,000                 58,160
                                                                                       263,574
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.00%)
 JDS Uniphase /1/                                                 1,200                  2,964
TELECOMMUNICATION SERVICES (0.24%)
 BCE                                                             11,180                201,352
TELEPHONE-INTEGRATED (2.06%)
 Alltel                                                             200                 10,200
                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                                   $
 AT&T                                                               720                 18,799
 BellSouth                                                        1,700                 43,979
 Nippon Telegraph and Telephone                                   4,800                 84,768
 Olivetti                                                       153,968                174,246
 Qwest Communications International                               1,700                  8,500
 SBC Communications                                              19,050                516,446
 Sprint                                                           1,000                 14,480
 Sprint PCS /1/                                                   1,200                  5,256
 Telefonica /1/                                                   8,613                228,847
 Verizon Communications                                          15,278                592,022
                                                                                     1,697,543
TELEVISION (0.14%)
 Univision Communications /1/                                     4,700                115,150
TEXTILE-PRODUCTS (0.09%)
 Toray Industries                                                 3,500                 74,324
THERAPEUTICS (0.03%)
 Gilead Sciences /1/                                                675                 22,950
TOBACCO (0.30%)
 Philip Morris                                                    6,075                246,220
TOOLS-HAND HELD (0.17%)
 Stanley Works                                                    4,100                141,778
TOYS (0.09%)
 Mattel                                                             600                 11,490
 Nintendo                                                         5,400                 62,853
                                                                                        74,343
TRANSPORT-MARINE (0.15%)
 Nippon Yusen Kabushiki Kaisha                                    2,800                 94,379
 Peninsular & Orient Steam Navigation                             5,850                 30,985
                                                                                       125,364
TRANSPORT-RAIL (0.35%)
 Burlington Northern Santa Fe                                       700                 18,207
 CSX                                                                500                 14,155
 Nagoya Railroad                                                  8,500                217,030
 Norfolk Southern                                                   600                 11,994
 Union Pacific                                                      500                 29,935
                                                                                       291,321
TRANSPORT-SERVICES (0.11%)
 FedEx                                                              500                 27,110
 United Parcel Service                                            1,000                 63,080
                                                                                        90,190
WEB PORTALS (0.02%)
 Yahoo /1/                                                          800                 13,080
WIRE & CABLE PRODUCTS (0.13%)
 Sumitomo Electric Industries                                     1,700                110,163
WIRELESS EQUIPMENT (0.26%)
 Motorola                                                        24,600                212,790
                                                   TOTAL COMMON STOCKS              52,390,554

                                                              Shares
                                                               Held                   Value
-----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
REAL ESTATE OPERATOR & DEVELOPER (0.00%)
                                                                                   $
 Atlantic Gulf Communities                                        4,809                      -
                                                TOTAL PREFERRED STOCKS                       -

                                                             Principal
                                                              Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (21.21%)
AEROSPACE & DEFENSE (0.21%)
 Raytheon
                                                            $                      $
  6.75%; 08/15/07                                                25,000                 27,722
 Systems 2001 /2/
  6.66%; 09/15/13                                               136,280                146,868
                                                                                       174,590
AEROSPACE & DEFENSE EQUIPMENT (0.09%)
 United Technologies
  6.10%; 05/15/12                                                65,000                 72,676
AGRICULTURAL OPERATIONS (0.05%)
 Monsanto
  7.38%; 08/15/12                                                35,000                 37,733
AIRLINES (0.25%)
 Continental Airlines
  6.65%; 09/15/17                                               106,426                 92,980
 Southwest Airlines
  5.50%; 11/01/06                                                35,000                 36,973
 US Airways
  8.11%; 02/20/17                                                72,204                 74,449
                                                                                       204,402
ASSET BACKED SECURITIES (0.92%)
 Connecticut RRB Special Purpose Trust
  5.36%; 03/30/07                                               200,000                209,411
 Peco Energy Transition Trust
  6.05%; 03/01/09                                               500,000                552,202
                                                                                       761,613
AUTO-CARS & LIGHT TRUCKS (0.37%)
 DaimlerChrysler
  8.50%; 01/18/31                                                15,000                 18,461
 DaimlerChrysler Holding
  7.20%; 09/01/09                                                50,000                 55,587
 Ford Motor
  7.45%; 07/16/31                                               265,000                230,515
                                                                                       304,563
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.15%)
 ArvinMeritor
  6.63%; 06/15/07                                                20,000                 19,988
  8.75%; 03/01/12                                                50,000                 52,750
 Dana
  9.00%; 08/15/11                                                30,000                 28,950
 Delphi Automotive Systems
  7.13%; 05/01/29                                                20,000                 19,386
                                                                                       121,074
                                                             Principal
                                                              Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (2.25%)
 BMW Vehicle Owner Trust
                                                            $                      $
  2.83%; 12/25/04                                               189,769                190,702
 Chase Manhattan Auto Owner Trust
  2.63%; 10/15/04                                               123,575                123,960
 DaimlerChrysler Auto Trust
  2.90%; 12/06/04                                               293,014                294,709
  6.11%; 11/08/04                                               198,899                201,957
 Ford Credit Auto Owner Trust
  2.97%; 06/15/04                                               181,825                182,640
 Honda Auto Receivables Owner Trust
  1.66%; 06/15/05                                               150,000                150,032
  2.91%; 09/15/04                                               300,000                301,700
  6.62%; 07/15/04                                                72,882                 73,817
 Nissan Auto Receivables Owner Trust
  4.80%; 02/17/07                                               100,000                104,938
  6.72%; 08/16/04                                                79,341                 80,366
 Whole Auto Loan Trust
  1.88%; 06/15/05                                               150,000                150,344
                                                                                     1,855,165
BROADCASTING SERVICES & PROGRAMMING (0.24%)
 Clear Channel Communications
  7.25%; 09/15/03                                               195,000                198,935
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.02%)
 Masco
  6.50%; 08/15/32                                                20,000                 20,559
BUILDING-RESIDENTIAL & COMMERCIAL (0.11%)
 Centex
  7.88%; 02/01/11                                                25,000                 28,167
 Pulte Homes
  7.88%; 08/01/11                                                55,000                 61,027
                                                                                        89,194
CABLE TV (0.21%)
 Comcast Cable Communications
  8.38%; 05/01/07                                                70,000                 78,537
 COX Communications
  7.13%; 10/01/12                                                35,000                 38,876
 TCI Communications
  8.00%; 08/01/05                                                55,000                 57,127
                                                                                       174,540
CASINO HOTELS (0.10%)
 Harrah's Operating
  8.00%; 02/01/11                                                45,000                 51,901
 MGM Mirage
  8.50%; 09/15/10                                                30,000                 33,150
                                                                                        85,051
CELLULAR TELECOMMUNICATIONS (0.06%)
 AT&T Wireless Services
  8.75%; 03/01/31                                                50,000                 49,000
CREDIT CARD ASSET BACKED SECURITIES (1.11%)
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                               250,000                260,220
  6.90%; 10/17/07                                               200,000                223,437
                                                             Principal
                                                              Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 MBNA Master Credit Card Trust
                                                            $                      $
  6.90%; 01/15/08                                               200,000                222,011
 Nordstrom Private Label Credit Card Master Note
  Trust /2/
  4.82%; 04/15/10                                               200,000                211,748
                                                                                       917,416
CREDIT CARD OTHER (0.46%)
 Chase Credit Card Master Trust
  5.50%; 11/17/08                                               350,000                380,144
DIVERSIFIED FINANCIAL SERVICES (0.25%)
 Citigroup
  5.63%; 08/27/12                                                50,000                 52,574
  6.00%; 02/21/12                                                50,000                 54,870
 General Electric Capital
  6.75%; 03/15/32                                                90,000                 99,503
                                                                                       206,947
DIVERSIFIED MANUFACTURING OPERATIONS (0.20%)
 Honeywell International
  5.13%; 11/01/06                                               155,000                163,895
ELECTRIC-INTEGRATED (0.40%)
 Cincinnati Gas & Electric
  5.70%; 09/15/12                                                20,000                 20,501
 Constellation Energy Group
  7.60%; 04/01/32                                                35,000                 35,774
 Exelon
  6.75%; 05/01/11                                                20,000                 21,892
 Florida Power & Light
  4.85%; 02/01/13                                                10,000                 10,215
 Niagara Mohawk Power
  7.38%; 07/01/03                                               166,341                170,238
 PSEG Energy Holdings
  8.63%; 02/15/08                                                35,000                 29,225
  9.13%; 02/10/04                                                45,000                 44,550
                                                                                       332,395
FINANCE-AUTO LOANS (0.44%)
 Ford Motor Credit
  7.25%; 10/25/11                                                15,000                 14,575
 General Motors Acceptance
  8.00%; 11/01/31                                               145,000                145,790
 Toyota Motor Credit
  5.65%; 01/15/07                                               185,000                201,011
                                                                                       361,376
FINANCE-CONSUMER LOANS (0.36%)
 American General Finance
  5.88%; 07/14/06                                               180,000                193,762
 Household Finance
  6.75%; 05/15/11                                                95,000                101,288
                                                                                       295,050
FINANCE-CREDIT CARD (0.12%)
 MBNA America Bank /2/
  6.50%; 06/20/06                                                90,000                 95,227
                                                             Principal
                                                              Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (0.15%)
 Goldman Sachs Group
                                                            $                      $
  6.88%; 01/15/11                                               110,000                122,786
FINANCE-LEASING COMPANY (0.05%)
 Boeing Capital
  5.80%; 01/15/13                                                20,000                 20,256
  6.10%; 03/01/11                                                20,000                 20,738
                                                                                        40,994
FINANCE-MORTGAGE LOAN/BANKER (0.26%)
 Federal Home Loan Mortgage
  4.75%; 02/25/42                                               125,854                126,112
 Federal National Mortgage Association
  6.63%; 11/15/30                                                75,000                 87,987
                                                                                       214,099
FINANCE-OTHER SERVICES (0.05%)
 Pemex Master Trust /2/
  8.63%; 02/01/22                                                30,000                 31,650
 Verizon Global Funding
  7.75%; 12/01/30                                                10,000                 11,646
                                                                                        43,296
FOOD-RETAIL (0.25%)
 Albertson's
  7.50%; 02/15/11                                                40,000                 46,021
 Kroger
  7.50%; 04/01/31                                               110,000                123,044
 Safeway
  5.80%; 08/15/12                                                35,000                 36,624
                                                                                       205,689
HOTELS & MOTELS (0.38%)
 Hilton Hotels
  7.63%; 12/01/12                                                40,000                 40,394
 Hyatt Equities /2/
  6.88%; 06/15/07                                                35,000                 34,860
 Marriott International
  7.00%; 01/15/08                                               165,000                185,092
 Starwood Hotels & Resorts Worldwide /2/
  7.88%; 05/01/12                                                50,000                 49,500
                                                                                       309,846
LIFE & HEALTH INSURANCE (0.24%)
 John Hancock Global Funding II /2/
  7.90%; 07/02/10                                               170,000                199,427
LIFE INSURANCE (0.07%)
 Hartford Life
  7.65%; 06/15/27                                                50,000                 57,162
MACHINERY TOOLS & RELATED PRODUCTS (0.04%)
 Kennametal
  7.20%; 06/15/12                                                35,000                 37,138
MEDICAL-HMO (0.30%)
 Aetna
  7.88%; 03/01/11                                                70,000                 78,654
 Health Net
  8.38%; 04/15/11                                                55,000                 63,414
                                                             Principal
                                                              Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HMO (CONTINUED)
 UnitedHealth Group
                                                            $                      $
  7.50%; 11/15/05                                                90,000                101,524
                                                                                       243,592
MEDICAL-HOSPITALS (0.27%)
 HCA
  7.50%; 12/15/23                                               105,000                102,932
 Tenet Healthcare
  5.38%; 11/15/06                                               135,000                123,525
                                                                                       226,457
METAL-COPPER (0.03%)
 Phelps Dodge
  8.75%; 06/01/11                                                20,000                 20,693
METAL-DIVERSIFIED (0.05%)
 Inco
  7.20%; 09/15/32                                                10,000                  9,890
  7.75%; 05/15/12                                                25,000                 27,849
                                                                                        37,739
MISCELLANEOUS INVESTING (0.05%)
 Simon Property Group /2/
  6.35%; 08/28/12                                                15,000                 15,643
 Vornado Realty Trust
  5.63%; 06/15/07                                                25,000                 25,473
                                                                                        41,116
MONEY CENTER BANKS (0.13%)
 JP Morgan Chase
  6.00%; 02/15/09                                               105,000                110,605
MORTGAGE BACKED SECURITIES (0.37%)
 GMAC Commercial Mortgage Securities
  6.45%; 12/15/04                                               294,352                308,248
MOTOR VEHICLES & EQUIPMENT (0.02%)
 Dana
  7.00%; 03/01/29                                                25,000                 17,625
MULTI-LINE INSURANCE (0.23%)
 Anthem Insurance /2/
  9.00%; 04/01/27                                                60,000                 72,382
 Cigna
  7.00%; 01/15/11                                                25,000                 25,885
 MetLife
  6.13%; 12/01/11                                                60,000                 64,762
  6.50%; 12/15/32                                                25,000                 25,948
                                                                                       188,977
MULTIMEDIA (0.21%)
 AOL Time Warner
  6.75%; 04/15/11                                                50,000                 51,996
 Belo
  8.00%; 11/01/08                                                20,000                 22,898
 News America Holdings
  8.88%; 04/26/23                                                85,000                 94,313
                                                                                       169,207
                                                             Principal
                                                              Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MUTUAL INSURANCE (0.13%)
 Nationwide Mutual Insurance /2/
                                                            $                      $
  8.25%; 12/01/31                                               100,000                105,135
NON-HAZARDOUS WASTE DISPOSAL (0.10%)
 Waste Management
  7.00%; 07/15/28                                                30,000                 29,683
  7.38%; 08/01/10                                                50,000                 54,707
                                                                                        84,390
OIL & GAS DRILLING (0.03%)
 Consolidated Natural Gas
  6.25%; 11/01/11                                                25,000                 27,056
OIL COMPANY-INTEGRATED (0.06%)
 Conoco
  6.95%; 04/15/29                                                45,000                 51,002
PAPER & RELATED PRODUCTS (0.16%)
 International Paper /2/
  5.85%; 10/30/12                                                25,000                 26,176
 MeadWestvaco
  6.85%; 04/01/12                                                30,000                 33,289
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                                20,000                 21,920
 Weyerhaeuser
  6.75%; 03/15/12                                                45,000                 49,065
                                                                                       130,450
PROPERTY & CASUALTY INSURANCE (0.21%)
 Florida Windstorm Underwriting Association /2/
  7.13%; 02/25/19                                               150,000                171,130
REAL ESTATE MANAGEMENT & SERVICES (0.08%)
 Simon Property Group
  6.38%; 11/15/07                                                60,000                 64,901
REAL ESTATE OPERATOR & DEVELOPER (0.10%)
 EOP Operating
  7.25%; 06/15/28                                                15,000                 15,191
  8.38%; 03/15/06                                                60,000                 67,443
                                                                                        82,634
REGIONAL AUTHORITY (0.23%)
 Province of Quebec
  5.50%; 04/11/06                                               180,000                191,953
REGIONAL BANKS (0.06%)
 Bank One
  7.63%; 10/15/26                                                40,000                 48,241
RENTAL-AUTO & EQUIPMENT (0.02%)
 Hertz
  7.63%; 06/01/12                                                20,000                 19,091
RETAIL-BUILDING PRODUCTS (0.07%)
 Lowe's
  8.25%; 06/01/10                                                50,000                 61,848
RETAIL-MAJOR DEPARTMENT STORE (0.09%)
 May Department Stores
  5.95%; 11/01/08                                                45,000                 48,681
                                                             Principal
                                                              Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (CONTINUED)
 May Department Stores (continued)
                                                            $                      $
  6.90%; 01/15/32                                                25,000                 25,996
                                                                                        74,677
RETAIL-REGIONAL DEPARTMENT STORE (0.08%)
 Federated Department Stores
  6.90%; 04/01/29                                                20,000                 20,818
  8.50%; 06/01/10                                                35,000                 42,230
                                                                                        63,048
SAVINGS & LOANS-THRIFTS (0.04%)
 Washington Mutual
  5.50%; 01/15/13                                                30,000                 30,585
SOVEREIGN (0.17%)
 Mexico Government
  8.00%; 09/24/22                                                55,000                 56,925
  8.30%; 08/15/31                                                45,000                 47,475
  8.38%; 01/14/11                                                30,000                 33,900
                                                                                       138,300
SPECIAL PURPOSE ENTITY (7.29%)
 Farmers Exchange Capital /2/
  7.05%; 07/15/28                                               160,000                104,727
 Prudential Holdings /2/
  7.25%; 12/18/23                                               135,000                154,040
  8.70%; 12/18/23                                               125,000                144,638
 TRAINS /3/ /2/
  6.00%; 01/25/07                                             1,832,000              1,945,712
  6.67%; 08/15/08                                               714,000                735,249
  6.86%; 01/15/12                                               919,800              1,014,080
  7.66%; 01/15/32                                                88,000                101,822
  8.65%; 02/01/12                                             1,904,000              1,811,180
                                                                                     6,011,448
TELEPHONE COMMUNICATION (0.06%)
 Deutsche Telekom
  8.75%; 06/15/30                                                40,000                 46,206
TELEPHONE-INTEGRATED (0.37%)
 Alltel
  7.00%; 07/01/12                                                25,000                 28,811
 AT&T
  7.80%; 11/15/11                                               110,000                120,231
 British Telecommunications
  8.88%; 12/15/30                                                15,000                 19,124
 Sprint Capital
  6.00%; 01/15/07                                                30,000                 28,350
 Verizon
  6.50%; 09/15/11                                                95,000                104,895
                                                                                       301,411
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  7.20%; 04/15/12                                                25,000                 28,091
TRANSPORT-RAIL (0.24%)
 Union Pacific
  5.84%; 05/25/04                                               185,000                194,128
                                                             Principal
                                                              Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-SERVICES (0.07%)
 FedEx
                                                            $                      $
  6.88%; 02/15/06                                                20,000                 22,196
  7.25%; 02/15/11                                                30,000                 34,603
                                                                                        56,799
                                                           TOTAL BONDS              17,478,765

                                                             Principal
      Type           Rate             Maturity                Amount                  Value
-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.22%)
                                                            $                      $
FHLMC /4/         6.50%        02/01/33                         750,000                779,531
FHLMC /4/         7.00%        02/01/33                       2,300,000              2,417,158
FHLMC             7.50%        02/01/30 - 01/01/31              265,438                282,372
                                              TOTAL FHLMC CERTIFICATES               3,479,061

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (6.15%)
FNMA /4/          6.50%        02/01/33                       2,250,000              2,337,890
FNMA              7.50%        04/01/30 - 05/01/32            1,884,975              2,001,617
FNMA              8.00%        02/01/12                          83,822                 90,809
FNMA              8.50%        05/01/32                         589,252                633,518
                                               TOTAL FNMA CERTIFICATES               5,063,834

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (1.28%)
GNMA I /4/        6.50%        01/15/33                         500,000                524,375
GNMA I /4/        7.00%        01/01/33                         500,000                529,687
                                               TOTAL GNMA CERTIFICATES               1,054,062

                                                             Principal
                                                              Amount                  Value
-----------------------------------------------------------------------------------------------------
TREASURY BONDS (1.29%)
 U.S. Treasury
  6.50%; 02/15/10                                           $   600,000            $   717,187
  8.13%; 08/15/19                                               250,000                348,223
                                                                                     1,065,410
                                                  TOTAL TREASURY BONDS               1,065,410

                                                         Principal Amount
                                                                                      Value
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.27%)
 Lehman Brothers; 1.23%; 01/02/03
 (collateralized by FHLBC; $222,000; 12/03/03)/5/           $   222,000            $   222,000
                                                                                   -----------
                         TOTAL REPURCHASE AGREEMENTS                                   222,000
                                                                                   -----------
                                  TOTAL PORTFOLIO INVESTMENTS (97.99%)              80,753,686
CASH AND RECEIVABLES, NET OF LIABILITIES (2.01%)                                     1,654,889
                                            TOTAL NET ASSETS (100.00%)             $82,408,575
                                                                                   -------------


                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                               DECEMBER 31, 2002



   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
35 DJ Euro         Buy        $  896,953    $  879,660     $(17,293)
Stoxx
March, 2003
Futures

6 FTSE 100         Buy           368,865       377,827        8,962
Index
March, 2003
Futures

7 Hang Seng        Buy           430,911       416,810      (14,101)
Index
January, 2003
Futures

14 S&P 500         Buy         3,171,638     3,076,150      (95,488)
March, 2003
Futures

17 Topix Index     Sell        1,231,179     1,195,458       35,721
March, 2003
Futures

2 US Long Term     Sell          215,585       225,375       (9,790)
Bond
March, 2003
Futures

5 US 2 Year        Sell        1,062,480     1,075,937      (13,457)
Note
March, 2003
Futures

23 US 5 Year       Sell        2,532,783     2,604,750      (71,967)
Note
March, 2003
Futures

21, US 10 Year     Sell        2,326,490     2,415,984      (89,494)
Note
March, 2003
Futures

See accompanying notes.

/1 //Non-income producing security./
/2 //Restricted Security - The fund held securities, which may require /
  /registration under the Securities Act of 1933, or an exemption / /therefrom, in order to effect their sale in the ordinary course of / /business. At the end of the period, restricted securities totaled / /$7,193,114 or 8.73% of net assets./
/3 //Variable rate. /
/4 //Security or a portion of the security was purchased in a "to-be-/
  /announced" (TBA) transaction. See Notes to Financial Statements./
/5 //Security was purchased with cash proceeds from securities loans./

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                               DECEMBER 31, 2002

                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (59.84%)
ADVERTISING SERVICES (0.04%)
                                                                                   $
 WPP Group                                                        1,141                43,221
AEROSPACE & DEFENSE (0.02%)
 Esterline Technologies /1/                                       1,150                20,321
AEROSPACE & DEFENSE EQUIPMENT (0.71%)
 Curtiss-Wright                                                     340                21,699
 DRS Technologies /1/                                             1,110                34,776
 Lockheed Martin                                                  9,240               533,610
 Moog /1/                                                         1,290                40,042
 United Defense Industries /1/                                    1,130                26,329
 United Technologies                                              2,080               128,835
                                                                                      785,291
AGRICULTURAL CHEMICALS (0.02%)
 Agrium                                                           2,030                22,959
AIRLINES (0.04%)
 Deutsche Lufthansa /1/                                           4,250                40,182
APPAREL MANUFACTURERS (0.11%)
 Jones Apparel Group /1/                                          2,830               100,295
 Quiksilver /1/                                                     620                16,529
                                                                                      116,824
APPLICATIONS SOFTWARE (1.37%)
 Citrix Systems /1/                                               1,550                19,096
 Intuit /1/                                                       3,460               162,343
 Microsoft /1/                                                   23,350             1,207,195
 Siebel Systems /1/                                              17,070               127,684
                                                                                    1,516,318
AUDIO & VIDEO PRODUCTS (0.06%)
 Sony                                                             1,560                64,444
AUTO-CARS & LIGHT TRUCKS (0.29%)
 Honda Motor                                                      6,357               114,807
 Nissan Motor                                                    10,070               154,877
 Peugeot                                                          1,190                48,525
                                                                                      318,209
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.13%)
 American Axle & Manufacturing Holdings /1/                       1,140                26,699
 Lear /1/                                                         2,770                92,185
 Tower Automotive /1/                                             5,190                23,355
                                                                                      142,239
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.02%)
 Aftermarket Technology /1/                                       1,780                25,810
BEVERAGES-WINE & SPIRITS (0.08%)
 Allied Domecq                                                    3,300                86,592
BREWERY (0.26%)
 Anheuser-Busch                                                   5,970               288,948
BUILDING PRODUCTS-AIR & HEATING (0.02%)
 Lennox International                                             1,480                18,574
BUILDING PRODUCTS-WOOD (0.02%)
 Universal Forest Products                                          880                18,762
                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-HEAVY CONSTRUCTION (0.04%)
                                                                                   $
 Chicago Bridge & Iron                                            1,380                41,676
BUILDING-RESIDENTIAL & COMMERCIAL (0.32%)
 Dominion Homes /1/                                                 950                13,537
 Lennar                                                           6,220               320,952
 Ryland Group                                                       520                17,342
                                                                                      351,831
CABLE TV (0.25%)
 Comcast                                                         12,320               278,309
CASINO HOTELS (0.17%)
 Ameristar Casinos /1/                                            1,220                17,202
 Aztar /1/                                                        1,450                20,706
 Harrah's Entertainment /1/                                       3,830               151,668
                                                                                      189,576
CELLULAR TELECOMMUNICATIONS (0.22%)
 America Movil /1/                                                3,100                44,516
 China Mobile /1/                                                 2,560                30,925
 Vodafone Group                                                   9,109               165,055
                                                                                      240,496
CHEMICALS-DIVERSIFIED (0.84%)
 E.I. Du Pont de Nemours                                         16,103               682,767
 Georgia Gulf                                                       400                 9,256
 Hercules /1/                                                    26,760               235,488
                                                                                      927,511
CHEMICALS-PLASTICS (0.02%)
 A. Schulman                                                      1,200                22,332
CIRCUIT BOARDS (0.02%)
 Benchmark Electronics /1/                                          680                19,489
COAL (0.04%)
 Arch Coal                                                        1,910                41,237
COATINGS & PAINT (0.03%)
 RPM                                                              2,140                32,699
COLLECTIBLES (0.03%)
 Action Performance /1/                                           1,580                30,020
COMMERCIAL BANKS (2.08%)
 Allied Irish Banks                                               5,750               154,560
 Bank of Ireland                                                  1,790                73,104
 City National                                                    2,230                98,098
 Commerce Bancshares                                              8,087               317,738
 First Tennessee National                                         8,760               314,835
 Fortis                                                           4,608                80,557
 Gold Banc                                                        3,310                32,839
 Greater Bay Bancorp                                             12,870               222,522
 Hibernia                                                         8,670               166,811
 Independent Bank                                                   224                 5,107
 Kookmin Bank /1/                                                 1,201                42,455
 Local Financial /1/                                              1,840                26,956
 North Fork Bancorp.                                              9,030               304,672
 Old National Bancorp                                             1,070                26,001
 Regions Financial                                                2,850                95,076
 Sky Financial Group                                              1,420                28,272
 South Financial Group                                              900                18,594
                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                   $
 UnionBanCal                                                      7,320               287,456
                                                                                    2,295,653
COMMERCIAL SERVICE-FINANCE (1.00%)
 H&R Block                                                        9,850               395,970
 Paychex                                                         25,630               715,077
                                                                                    1,111,047
COMMERCIAL SERVICES (0.03%)
 Alliance Data Systems /1/                                        1,587                28,122
COMMUNICATIONS EQUIPMENT (0.05%)
 Siemens                                                          1,280                53,926
COMPUTER SERVICES (0.32%)
 Computer Sciences /1/                                           10,390               357,935
COMPUTERS (0.83%)
 Hewlett-Packard                                                 42,621               739,901
 International Business Machines                                  2,340               181,350
                                                                                      921,251
COMPUTERS-MEMORY DEVICES (0.40%)
 Maxtor /1/                                                       3,400                17,204
 Veritas Software /1/                                            27,260               425,801
                                                                                      443,005
COMPUTERS-PERIPHERAL EQUIPMENT (0.02%)
 Electronics for Imaging /1/                                      1,380                22,440
CONSULTING SERVICES (0.02%)
 Right Management Consultants /1/                                 1,635                21,664
CONSUMER PRODUCTS-MISCELLANEOUS (0.30%)
 American Greetings                                               5,970                94,326
 Clorox                                                           3,330               137,363
 Fortune Brands                                                   2,230               103,717
                                                                                      335,406
CONTAINERS-METAL & GLASS (0.35%)
 Ball                                                             7,040               360,378
 Owens-Illinois /1/                                               1,900                27,702
                                                                                      388,080
CONTAINERS-PAPER & PLASTIC (0.15%)
 Pactiv /1/                                                       7,530               164,606
COSMETICS & TOILETRIES (1.05%)
 Alberto-Culver                                                   5,070               255,528
 Kimberly-Clark                                                   2,780               131,967
 Procter & Gamble                                                 8,960               770,022
                                                                                    1,157,517
DATA PROCESSING & MANAGEMENT (0.72%)
 Acxiom /1/                                                      19,490               299,756
 Automatic Data Processing                                       12,520               491,410
                                                                                      791,166
DECISION SUPPORT SOFTWARE (0.04%)
 NetIQ /1/                                                        1,270                15,685
 Precise Software Solutions /1/                                   1,500                24,765
                                                                                       40,450
                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIAGNOSTIC KITS (0.01%)
                                                                                   $
 Idexx Laboratories /1/                                             460                15,318
DISTRIBUTION-WHOLESALE (0.01%)
 Aviall /1/                                                       1,870                15,054
DIVERSIFIED FINANCIAL SERVICES (0.90%)
 Citigroup                                                       28,176               991,513
DIVERSIFIED MANUFACTURING OPERATIONS (0.82%)
 A.O. Smith                                                       1,200                32,412
 General Electric                                                34,190               832,527
 Harsco                                                             660                21,047
 SPS Technologies /1/                                               880                20,900
                                                                                      906,886
DIVERSIFIED MINERALS (0.26%)
 Anglo American                                                   4,510                65,846
 BHP Billiton                                                    17,364               185,475
 Cia Vale do Rio Doce /1/                                         1,400                40,474
                                                                                      291,795
DIVERSIFIED OPERATIONS (0.14%)
 Brascan                                                          6,550               134,275
 Walter Industries                                                1,820                19,711
                                                                                      153,986
E-COMMERCE-SERVICES (0.20%)
 WebMD /1/                                                       25,920               221,616
ELECTRIC-INTEGRATED (2.13%)
 Black Hills                                                        840                22,277
 CH Energy Group                                                    510                23,781
 Dominion Resources                                               2,000               109,800
 E.oN                                                             4,627               189,291
 Edison International /1/                                        31,060               368,061
 Entergy                                                          8,970               408,942
 Exelon                                                          10,890               574,666
 PPL                                                              9,340               323,911
 Scana                                                            5,350               165,636
 Scottish Power                                                   3,124                71,602
 Southern                                                         3,500                99,365
                                                                                    2,357,332
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.23%)
 Flextronics International /1/                                    3,041                24,906
 Koninklijke Philips Electronics                                  7,371               130,319
 Kyocera                                                          1,320                75,438
 OSI Systems /1/                                                  1,250                21,225
                                                                                      251,888
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.41%)
 Applied Micro Circuits /1/                                       4,100                15,129
 Intel                                                           14,480               225,453
 Skyworks Solutions /1/                                           2,000                17,240
 Texas Instruments                                               12,670               190,177
                                                                                      447,999
ELECTRONICS-MILITARY (0.09%)
 L-3 Communications Holdings /1/                                  2,200                98,802
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 EMCOR Group /1/                                                    510                27,035
                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (CONTINUED)
                                                                                   $
 URS /1/                                                          1,360                19,353
                                                                                       46,388
ENGINES-INTERNAL COMBUSTION (0.03%)
 Briggs & Stratton                                                  730                31,003
ENTERPRISE SOFTWARE & SERVICE (0.48%)
 BEA Systems /1/                                                 29,640               339,971
 Computer Associates International                               13,120               177,120
 Novell /1/                                                       4,100                13,694
                                                                                      530,785
ENTERTAINMENT SOFTWARE (0.03%)
 Activision /1/                                                   1,560                22,760
 THQ /1/                                                          1,120                14,840
                                                                                       37,600
FIDUCIARY BANKS (0.31%)
 State Street                                                     8,810               343,590
FINANCE-INVESTMENT BANKER & BROKER (0.84%)
 Bear Stearns                                                     5,760               342,144
 Instinet Group /1/                                              27,550               116,537
 Jefferies Group                                                    810                33,996
 Merrill Lynch                                                    3,190               121,060
 Morgan Stanley                                                   5,070               202,394
 Nomura Holdings                                                 10,100               109,787
                                                                                      925,918
FINANCE-MORTGAGE LOAN/BANKER (0.42%)
 Federal National Mortgage Association                            7,300               469,609
FINANCE-OTHER SERVICES (0.05%)
 Grupo Financiero BBVA Bancomer /1/                               3,400                51,403
FINANCIAL GUARANTEE INSURANCE (0.37%)
 AMBAC Financial Group                                            5,690               320,006
 MBIA                                                             2,100                92,106
                                                                                      412,112
FOOD-CONFECTIONERY (0.34%)
 Wm. Wrigley Jr.                                                  6,800               373,184
FOOD-MISCELLANEOUS/DIVERSIFIED (0.45%)
 American Italian Pasta /1/                                         480                17,270
 J & J Snack Foods /1/                                              610                21,783
 Nestle                                                           4,888               258,949
 Ralcorp Holdings /1/                                               940                23,632
 Unilever                                                         2,886               178,095
                                                                                      499,729
FOOD-RETAIL (0.75%)
 Whole Foods Market /1/                                          11,900               627,487
 Winn-Dixie Stores                                               13,010               198,793
                                                                                      826,280
FOOD-WHOLESALE & DISTRIBUTION (1.05%)
 Fresh Del Monte Produce                                          1,100                20,801
 Sysco                                                           38,250             1,139,467
                                                                                    1,160,268
GAS-DISTRIBUTION (0.13%)
 AGL Resources                                                    1,560                37,908
 New Jersey Resources                                               820                25,904
                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
                                                                                   $
 ONEOK                                                            1,120                21,504
 Peoples Energy                                                     700                27,055
 Southern Union /1/                                               2,000                33,000
                                                                                      145,371
GOLD MINING (0.03%)
 Barrick Gold                                                     2,300                35,443
HOME FURNISHINGS (0.02%)
 Furniture Brands International /1/                               1,030                24,566
HOTELS & MOTELS (0.10%)
 Accor                                                            7,399               112,036
HUMAN RESOURCES (0.08%)
 Adecco                                                           8,754                83,513
IDENTIFICATION SYSTEM-DEVELOPMENT (0.02%)
 Paxar /1/                                                        1,260                18,585
IMPORT & EXPORT (0.06%)
 Mitsubishi                                                       5,200                63,538
INDUSTRIAL GASES (0.04%)
 Airgas /1/                                                       2,590                44,678
INSTRUMENTS-CONTROLS (0.14%)
 Johnson Controls                                                 1,510               121,057
 Photon Dynamics /1/                                                740                16,872
 Watts Industries                                                 1,330                20,934
                                                                                      158,863
INTERNET BROKERS (0.31%)
 E*trade Group /1/                                               71,060               345,352
INTERNET FINANCIAL SERVICES (0.03%)
 IndyMac Bancorp /1/                                              1,760                32,542
INTERNET SECURITY (0.74%)
 CheckFree /1/                                                   13,000               208,013
 Internet Security Systems /1/                                      710                13,014
 Symantec /1/                                                    14,720               595,424
                                                                                      816,451
INVESTMENT COMPANIES (0.03%)
 American Capital Strategies                                      1,320                28,499
LIFE & HEALTH INSURANCE (0.28%)
 John Hancock Financial Services                                  9,570               267,003
 Scottish Annuity & Life Holdings                                 1,270                22,161
 Stancorp Financial Group                                           450                21,983
                                                                                      311,147
MACHINERY-CONSTRUCTION & MINING (0.01%)
 Terex /1/                                                        1,170                13,034
MACHINERY-FARM (0.02%)
 AGCO /1/                                                           960                21,216
MACHINERY-GENERAL INDUSTRY (0.05%)
 Albany International                                             2,470                51,030
MACHINERY-MATERIAL HANDLING (0.01%)
 Nacco Industries                                                   370                16,195
                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-PUMPS (0.02%)
                                                                                   $
 Flowserve /1/                                                    1,530                22,629
MEDICAL INSTRUMENTS (2.10%)
 Biomet                                                          17,730               508,142
 Medtronic                                                       26,580             1,212,048
 St. Jude Medical /1/                                            15,060               598,183
                                                                                    2,318,373
MEDICAL PRODUCTS (1.31%)
 American Medical Systems Holding /1/                             1,130                18,317
 Johnson & Johnson                                               26,610             1,429,223
                                                                                    1,447,540
MEDICAL STERILIZATION PRODUCT (0.11%)
 Steris /1/                                                       4,990               121,007
MEDICAL-BIOMEDICAL/GENE (0.03%)
 Bio-Rad Laboratories /1/                                           400                15,480
 Enzon /1/                                                          860                14,379
                                                                                       29,859
MEDICAL-DRUGS (2.05%)
 Aventis                                                          2,449               132,711
 First Horizon Pharmaceutical /1/                                 2,500                18,695
 Forest Laboratories /1/                                          3,820               375,200
 GlaxoSmithKline                                                  3,582               134,182
 Novartis                                                         3,220               118,271
 Novo-Nordisk                                                       950                27,455
 OSI Pharmaceuticals /1/                                          1,050                17,220
 Pfizer                                                          44,700             1,366,479
 Salix Pharmaceuticals /1/                                          915                 6,396
 Schering                                                           790                33,891
 Teva Pharmaceutical Industries                                     916                35,367
                                                                                    2,265,867
MEDICAL-GENERIC DRUGS (0.17%)
 Mylan Laboratories                                               5,350               186,715
MEDICAL-HMO (0.69%)
 Aetna                                                            9,160               376,659
 UnitedHealth Group                                               4,620               385,770
                                                                                      762,429
MEDICAL-HOSPITALS (0.04%)
 Curative Health Services /1/                                     1,850                31,912
 Province Healthcare /1/                                          1,250                12,163
                                                                                       44,075
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.03%)
 Select Medical /1/                                               2,170                29,273
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.89%)
 Cardinal Health                                                 16,640               984,922
METAL PROCESSORS & FABRICATION (0.08%)
 Precision Castparts                                                870                21,098
 Quanex                                                             930                31,155
 Worthington Industries                                           2,600                39,624
                                                                                       91,877
METAL-ALUMINUM (0.02%)
 Alumina                                                          2,300                25,139
                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-DIVERSIFIED (0.10%)
                                                                                   $
 Hecla Mining /1/                                                 5,160                26,110
 Rio Tinto                                                          800                63,624
 WMC Resources                                                    2,300                21,275
                                                                                      111,009
MISCELLANEOUS INVESTING (0.94%)
 Annaly Mortgage Management                                      17,620               331,256
 Capital Automotive                                                 930                22,041
 CBL & Associates Properties                                      1,030                41,251
 Chelsea Property Group                                             880                29,313
 Developers Diversified Realty                                    1,300                28,587
 Home Properties of New York                                        630                21,704
 Hospitality Properties Trust                                       520                18,304
 Keystone Property Trust                                          1,130                19,176
 Macerich                                                           820                25,215
 Mack-Cali Realty                                                11,810               357,843
 Pan Pacific Retail Properties                                      600                21,918
 Prentiss Properties Trust                                          840                23,755
 PS Business Parks                                                  910                28,938
 Regency Centers                                                    870                28,188
 SL Green Realty                                                    710                22,436
 United Dominion Realty Trust                                     1,160                18,978
                                                                                    1,038,903
MISCELLANEOUS MANUFACTURERS (0.02%)
 Applied Films /1/                                                1,140                22,789
MONEY CENTER BANKS (1.76%)
 ABN AMRO Holding                                                 5,351                86,579
 Bank of America                                                 18,080             1,257,826
 Barclays                                                         5,232               129,230
 BNP Paribas                                                      7,300               148,722
 HSBC Holdings                                                    1,700                93,466
 Royal Bank of Canada                                             3,410               125,283
 UBS                                                              2,230               107,308
                                                                                    1,948,414
MOTORCYCLE & MOTOR SCOOTER (0.50%)
 Harley-Davidson                                                 11,980               553,476
MULTI-LINE INSURANCE (2.12%)
 Allstate                                                        16,200               599,238
 American International Group                                    13,640               789,074
 Cigna                                                            6,230               256,178
 ING Groep                                                        4,200                70,728
 MetLife                                                         12,280               332,051
 Old Republic International                                      10,740               300,720
                                                                                    2,347,989
MULTIMEDIA (0.91%)
 Belo                                                            10,450               222,794
 Gannett                                                          7,100               509,780
 Media General                                                      300                17,985
 News                                                             6,261               164,351
 Viacom /1/                                                       2,290                93,341
                                                                                    1,008,251
NETWORKING PRODUCTS (1.18%)
 Anixter International /1/                                          720                16,740
 Black Box /1/                                                      450                20,160
 Cisco Systems /1/                                               75,710               991,801
                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (CONTINUED)
                                                                                   $
 Emulex /1/                                                      15,124               280,550
                                                                                    1,309,251
NON-FERROUS METALS (0.02%)
 RTI International Metals /1/                                     2,490                25,149
NON-HOTEL GAMBLING (0.01%)
 Argosy Gaming /1/                                                  830                15,712
OFFICE AUTOMATION & EQUIPMENT (0.61%)
 Canon                                                            5,505               202,859
 Global Imaging Systems /1/                                       1,360                24,997
 Ikon Office Solutions                                           20,800               148,720
 Xerox /1/                                                       37,040               298,172
                                                                                      674,748
OIL COMPANY-EXPLORATION & PRODUCTION (1.04%)
 Anadarko Petroleum                                               3,380               161,902
 Apache                                                           6,870               391,521
 Burlington Resources                                             2,520               107,478
 Canadian Natural Resources                                       2,000                59,340
 Cimarex Energy /1/                                               1,540                27,566
 Denbury Resources /1/                                            2,920                32,996
 Encore Acquisition /1/                                           1,120                20,630
 Evergreen Resources /1/                                            280                12,558
 Houston Exploration /1/                                            590                18,054
 Newfield Exploration /1/                                         6,380               229,999
 Talisman Energy                                                  1,750                63,298
 Westport Resources /1/                                           1,280                26,624
                                                                                    1,151,966
OIL COMPANY-INTEGRATED (3.23%)
 ChevronTexaco                                                    2,216               147,320
 ConocoPhillips                                                   5,360               259,370
 ENI                                                              1,757               137,907
 Exxon Mobil                                                     65,950             2,304,293
 Occidental Petroleum                                            14,230               404,843
 Shell Transport & Trading                                        3,837               149,336
 TotalFinaElf                                                     2,405               171,958
                                                                                    3,575,027
OIL FIELD MACHINERY & EQUIPMENT (0.02%)
 Universal Compression Holdings /1/                               1,200                22,956
OIL REFINING & MARKETING (0.11%)
 Statoil                                                         14,900               123,223
OIL-FIELD SERVICES (0.10%)
 Horizon Offshore /1/                                             3,540                17,629
 Key Energy Services /1/                                          2,630                23,591
 Seacor Smit /1/                                                    520                23,140
 Varco International /1/                                          1,280                22,272
 Willbros Group /1/                                               2,700                22,194
                                                                                      108,826
PAPER & RELATED PRODUCTS (0.15%)
 Louisiana-Pacific                                                3,300                26,598
 Pope & Talbot                                                    2,540                36,220
 Schweitzer-Mauduit International                                 1,000                24,500
 Stora Enso Oyj                                                   3,700                38,702
                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                                   $
 UPM-Kymmene Oyj                                                  1,314                43,244
                                                                                      169,264
PHOTO EQUIPMENT & SUPPLIES (0.08%)
 Eastman Kodak                                                    2,530                88,651
PIPELINES (0.04%)
 TransCanada PipeLines                                            3,230                46,867
PROPERTY & CASUALTY INSURANCE (0.74%)
 Arch Capital Group /1/                                           1,090                33,975
 Fidelity National Financial                                      9,810               322,063
 Penn-America Group                                               3,300                29,865
 PMA Capital                                                      1,570                22,498
 ProAssurance                                                     1,540                32,340
 Selective Insurance Group                                          950                23,921
 Travelers Property Casualty /1/                                    465                 6,812
 Travelers Property Casualty /1/                                 22,286               326,490
 W.R. Berkley                                                       370                14,656
                                                                                      812,620
PUBLISHING-NEWSPAPERS (0.28%)
 Tribune                                                          6,780               308,219
PUBLISHING-PERIODICALS (0.06%)
 Wolters Kluwer                                                   4,120                71,766
RADIO (0.02%)
 Emmis Communications /1/                                           840                17,497
RECREATIONAL VEHICLES (0.02%)
 Thor Industries                                                    570                19,625
REGIONAL BANKS (2.53%)
 Bank One                                                         8,250               301,538
 Fifth Third Bancorp                                             15,410               902,255
 U.S. Bancorp                                                    33,520               711,294
 Wells Fargo                                                     18,930               887,249
                                                                                    2,802,336
REINSURANCE (0.11%)
 Converium Holding /1/                                            3,540                85,314
 Platinum Underwriters Holdings /1/                               1,580                41,633
                                                                                      126,947
RESPIRATORY PRODUCTS (0.02%)
 Respironics /1/                                                    670                20,389
RETAIL-APPAREL & SHOE (0.07%)
 Brown Shoe                                                         940                22,400
 Charlotte Russe Holding /1/                                        360                 3,820
 Shoe Carnival /1/                                                1,100                15,412
 Stage Stores /1/                                                 1,050                22,092
 Urban Outfitters /1/                                               740                17,442
                                                                                       81,166
RETAIL-ARTS & CRAFTS (0.25%)
 Michaels Stores /1/                                              8,830               276,379
RETAIL-AUTO PARTS (0.01%)
 PEP Boys-Manny, Moe & Jack                                       1,370                15,892
                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-AUTOMOBILE (0.33%)
                                                                                   $
 Autonation /1/                                                  27,260               342,385
 Sonic Automotive /1/                                             1,270                18,885
                                                                                      361,270
RETAIL-BEDDING (1.09%)
 Bed Bath & Beyond /1/                                           34,770             1,200,608
RETAIL-COMPUTER EQUIPMENT (0.02%)
 Electronics Boutique Holdings /1/                                1,320                20,869
RETAIL-CONSUMER ELECTRONICS (0.01%)
 Rex Stores /1/                                                   1,570                16,030
RETAIL-DISCOUNT (0.59%)
 Wal-Mart Stores                                                 13,010               657,135
RETAIL-DRUG STORE (0.38%)
 CVS                                                             12,110               302,387
 Walgreen                                                         4,210               122,890
                                                                                      425,277
RETAIL-FABRIC STORE (0.02%)
 Jo-Ann Stores /1/                                                  910                20,903
RETAIL-HOME FURNISHINGS (0.15%)
 Pier 1 Imports                                                   8,800               166,584
RETAIL-JEWELRY (0.05%)
 Tiffany                                                          2,100                50,211
RETAIL-MAIL ORDER (0.01%)
 Brookstone /1/                                                     900                13,014
RETAIL-MAJOR DEPARTMENT STORE (0.10%)
 Sears Roebuck                                                    4,470               107,056
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.04%)
 Ito-Yokado                                                       1,400                39,690
RETAIL-OFFICE SUPPLIES (0.02%)
 School Specialty /1/                                             1,080                21,578
RETAIL-REGIONAL DEPARTMENT STORE (0.69%)
 Federated Department Stores /1/                                  3,220                92,607
 Kohls /1/                                                       11,980               670,281
                                                                                      762,888
RETAIL-RESTAURANTS (0.11%)
 CBRL Group                                                       1,160                34,951
 IHOP /1/                                                           870                20,880
 Rare Hospitality International /1/                               1,250                34,525
 Red Robin Gourmet Burgers /1/                                    2,540                32,359
                                                                                      122,715
RETAIL-SPORTING GOODS (0.02%)
 Sports Authority /1/                                             3,200                22,400
SAVINGS & LOANS-THRIFTS (0.85%)
 Charter One Financial                                           12,510               359,412
 Dime Community Bancshares                                        1,130                21,640
 Flagstar Bancorp.                                                1,380                29,808
 Greenpoint Financial                                             7,630               344,724
 Independence Community Bank                                      1,240                31,471
 PennFed Financial Services                                       1,020                27,693
                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                                   $
 Washington Mutual                                                2,940               101,518
 Webster Financial                                                  600                20,880
                                                                                      937,146
SECURITY SERVICES (0.02%)
 Kroll /1/                                                          950                18,126
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.19%)
 Linear Technology                                               24,500               630,140
 Maxim Integrated Products /1/                                   20,830               688,223
                                                                                    1,318,363
SEMICONDUCTOR EQUIPMENT (0.33%)
 Applied Materials /1/                                           26,110               340,213
 Ultratech Stepper /1/                                            2,170                21,351
                                                                                      361,564
STEEL-PRODUCERS (0.37%)
 POSCO                                                            4,230               104,608
 Steel Dynamics /1/                                               2,000                24,060
 United States Steel                                             21,580               283,129
                                                                                      411,797
STEEL-SPECIALTY (0.02%)
 Gibraltar Steel                                                  1,390                26,466
TELECOMMUNICATION EQUIPMENT (0.05%)
 Nokia                                                            3,900                60,450
TELECOMMUNICATION SERVICES (0.05%)
 SK Telecom                                                       2,400                51,240
TELEPHONE-INTEGRATED (1.88%)
 Alltel                                                          10,320               526,320
 CenturyTel                                                      10,630               312,310
 Deutsche Telekom                                                 2,830                35,941
 KT                                                               3,357                72,343
 Level 3 Communications /1/                                      28,970               141,953
 Royal KPN                                                        9,000                57,780
 SBC Communications                                               8,909               241,523
 Sprint                                                          19,350               280,188
 Telecom Italia                                                   1,839               139,727
 Telefonica /1/                                                   1,200                31,884
 Verizon Communications                                           6,188               239,785
                                                                                    2,079,754
THERAPEUTICS (0.06%)
 Abgenix /1/                                                      2,200                16,214
 BioMarin Pharmaceuticals /1/                                     2,600                18,330
 CV Therapeutics /1/                                                790                14,394
 Guilford Pharmaceuticals /1/                                     3,700                14,726
                                                                                       63,664
TOBACCO (0.25%)
 British American Tobacco                                         5,390               106,183
 Philip Morris                                                    3,690               149,556
 Universal                                                          710                26,241
                                                                                      281,980
TOOLS-HAND HELD (0.14%)
 Black & Decker                                                   3,550               152,259
                                                               Shares
                                                                Held                 Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (0.47%)
                                                                                   $
 Genesee & Wyoming /1/                                              810                16,484
 Union Pacific                                                    8,330               498,717
                                                                                      515,201
TRANSPORT-SERVICES (0.58%)
 FedEx                                                            9,860               534,609
 TPG                                                              6,300               102,627
                                                                                      637,236
TRANSPORT-TRUCK (0.10%)
 Arkansas Best /1/                                                  680                17,667
 Covenant Transport /1/                                           1,460                27,682
 Old Dominion Freight Line /1/                                      630                17,861
 SCS Transportation /1/                                           1,795                17,788
 Yellow                                                           1,090                27,458
                                                                                      108,456
TRAVEL SERVICES (0.02%)
 Navigant International /1/                                       1,680                20,714
WIRELESS EQUIPMENT (0.25%)
 Motorola                                                        31,326               270,970
                                                   TOTAL COMMON STOCKS             66,146,881

                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
BONDS (20.76%)
AEROSPACE & DEFENSE (0.00%)
 Raytheon
                                                             $                     $
  5.50%; 11/15/12                                                 5,000                 5,072
AEROSPACE & DEFENSE EQUIPMENT (0.11%)
 Lockheed Martin
  7.65%; 05/01/16                                                40,000                49,417
 United Technologies
  6.10%; 05/15/12                                                60,000                67,086
                                                                                      116,503
AIRLINES (0.25%)
 Northwest Airlines
  7.58%; 03/01/19                                                68,600                64,328
 Southwest Airlines
  5.10%; 05/01/06                                               202,360               210,008
                                                                                      274,336
ASSET BACKED SECURITIES (0.19%)
 Chase Funding Mortgage Loan
  3.07%; 07/25/17                                               110,000               110,872
  4.41%; 02/25/17                                               100,000               102,430
                                                                                      213,302
AUTO-CARS & LIGHT TRUCKS (0.39%)
 DaimlerChrysler Holding
  7.13%; 04/10/03                                               275,000               277,895
  7.30%; 01/15/12                                                60,000                67,329
                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO-CARS & LIGHT TRUCKS (CONTINUED)
 Ford Motor
                                                             $                     $
  7.45%; 07/16/31                                               100,000                86,987
                                                                                      432,211
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.12%)
 Delphi
  6.50%; 05/01/09                                                20,000                20,613
 Lear
  7.96%; 05/15/05                                                45,000                46,181
 TRW
  7.13%; 06/01/09                                                30,000                33,539
 Visteon
  8.25%; 08/01/10                                                35,000                37,137
                                                                                      137,470
AUTOMOBILE SEQUENTIAL (0.44%)
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                               250,000               260,721
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                               220,000               222,857
                                                                                      483,578
BEVERAGES-NON-ALCOHOLIC (0.12%)
 Coca-Cola Enterprises
  4.38%; 09/15/09                                                25,000                25,754
  5.25%; 05/15/07                                                60,000                64,509
 PepsiAmericas
  3.88%; 09/12/07                                                45,000                45,774
                                                                                      136,037
BEVERAGES-WINE & SPIRITS (0.03%)
 Diageo Capital
  3.50%; 11/19/07                                                35,000                35,178
BREWERY (0.10%)
 Anheuser-Busch
  4.38%; 01/15/13                                                45,000                44,801
 Coors Brewing
  6.38%; 05/15/12                                                60,000                67,053
                                                                                      111,854
BROADCASTING SERVICES & PROGRAMMING (0.05%)
 Clear Channel Communications
  6.00%; 11/01/06                                                25,000                26,586
 Grupo Televisa
  8.50%; 03/11/32                                                25,000                23,750
                                                                                       50,336
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.14%)
 CRH America
  6.95%; 03/15/12                                                24,000                26,886
 Masco
  6.00%; 05/03/04                                               125,000               130,488
                                                                                      157,374
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 York International
  6.63%; 08/15/06                                                75,000                80,010
                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.23%)
 Cemex Central Sa De Cv /2/
                                                             $                     $
  8.63%; 07/18/03                                               250,000               258,125
BUILDING-RESIDENTIAL & COMMERCIAL (0.05%)
 DR Horton
  8.50%; 04/15/12                                                60,000                60,300
CABLE & OTHER PAY TV SERVICES (0.07%)
 AT&T Broadband
  8.38%; 03/15/13                                                72,000                81,786
CABLE TV (0.02%)
 COX Communications
  6.75%; 03/15/11                                                25,000                26,900
CASINO HOTELS (0.06%)
 Mirage Resorts
  6.75%; 02/01/08                                                60,000                61,041
CASINO SERVICES (0.05%)
 International Game Technology
  8.38%; 05/15/09                                                45,000                49,950
CELLULAR TELECOMMUNICATIONS (0.14%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                60,000                60,300
 Telus
  7.50%; 06/01/07                                                35,000                33,950
 Verizon Wireless Capital
  5.38%; 12/15/06                                                60,000                62,681
                                                                                      156,931
CHEMICALS-DIVERSIFIED (0.09%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                                45,000                49,617
 Dow Chemical
  5.00%; 11/15/07                                                 5,000                 5,090
  5.75%; 11/15/09                                                25,000                25,865
 Lyondell Chemical
  9.50%; 12/15/08                                                25,000                23,250
                                                                                      103,822
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                                30,000                31,904
COMMERCIAL BANKS (0.08%)
 KeyBank
  5.70%; 08/15/12                                                25,000                26,574
 Union Planters Bank
  5.13%; 06/15/07                                                60,000                63,922
                                                                                       90,496
COMMERCIAL SERVICE-FINANCE (0.01%)
 Deluxe
  5.00%; 12/15/12                                                15,000                15,282
COMPUTER SERVICES (0.04%)
 Unisys
  8.13%; 06/01/06                                                40,000                41,700
                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMPUTERS (0.04%)
 International Business Machines
                                                             $                     $
  4.25%; 09/15/09                                                45,000                45,948
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR /2/
  7.13%; 06/15/09                                                20,000                20,813
CREDIT CARD ASSET BACKED SECURITIES (1.83%)
 American Express Master Trust
  5.90%; 04/15/04                                               475,000               482,882
 Discover Card Master Trust I
  5.60%; 05/16/06                                             1,000,000             1,035,376
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                               450,000               499,525
                                                                                    2,017,783
DIVERSIFIED FINANCIAL SERVICES (0.38%)
 Citigroup
  6.00%; 02/21/12                                                65,000                71,331
  6.63%; 06/15/32                                                60,000                65,503
 General Electric Capital
  6.75%; 03/15/32                                               120,000               132,671
 John Deere Capital
  3.13%; 12/15/05                                                50,000                50,440
  7.00%; 03/15/12                                                35,000                40,580
 Textron Financial
  5.88%; 06/01/07                                                60,000                63,076
                                                                                      423,601
DIVERSIFIED OPERATIONS (0.06%)
 Rio Tinto Finance
  5.75%; 07/03/06                                                60,000                65,550
ELECTRIC-INTEGRATED (0.83%)
 Arizona Public Service
  6.50%; 03/01/12                                                60,000                63,902
 Consumers Energy
  6.00%; 03/15/05                                                40,000                39,650
 Dominion Resources
  6.75%; 12/15/32                                                15,000                15,395
 Duke Energy
  6.25%; 01/15/12                                                65,000                67,839
 Exelon
  6.75%; 05/01/11                                                35,000                38,311
 GPU
  7.70%; 12/01/05                                               120,000               129,003
 Indianapolis Power & Light
  7.38%; 08/01/07                                                20,000                18,306
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                60,000                62,443
 Niagara Mohawk Power
  5.38%; 10/01/04                                                50,000                51,935
 Oncor Electric Delivery /2/
  6.38%; 05/01/12                                                50,000                51,498
 PG&E National Energy Group
  10.38%; 05/16/11                                               60,000                22,800
 Progress Energy
  6.55%; 03/01/04                                               225,000               233,848
                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 PSEG Power
                                                             $                     $
  6.95%; 06/01/12                                                40,000                40,613
 Southwestern Electric Power
  4.50%; 07/01/05                                                60,000                60,661
 TECO Energy
  6.13%; 05/01/07                                                20,000                17,400
                                                                                      913,604
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.02%)
 Flextronics International
  9.88%; 07/01/10                                                20,000                21,550
FEDERAL & FEDERALLY SPONSORED CREDIT (0.06%)
 Housing Urban Development
  2.99%; 08/01/05                                                70,000                71,543
FINANCE-AUTO LOANS (0.42%)
 Ford Motor Credit
  6.88%; 02/01/06                                               225,000               225,394
 General Motors Acceptance
  6.88%; 09/15/11                                               100,000                99,726
  7.00%; 02/01/12                                                50,000                50,212
  8.00%; 11/01/31                                                50,000                50,272
 Toyota Motor Credit
  2.80%; 01/18/06                                                40,000                40,356
                                                                                      465,960
FINANCE-COMMERCIAL (0.04%)
 CIT Group
  7.75%; 04/02/12                                                40,000                44,926
FINANCE-CONSUMER LOANS (0.26%)
 American General Finance
  5.38%; 09/01/09                                                40,000                42,027
 Household Finance
  5.75%; 01/30/07                                               200,000               209,323
  7.63%; 05/17/32                                                35,000                39,179
                                                                                      290,529
FINANCE-INVESTMENT BANKER & BROKER (1.28%)
 Banque Paribas
  6.88%; 03/01/09                                                80,000                89,080
 Bear Stearns
  4.00%; 01/31/08                                                20,000                20,157
 Goldman Sachs Group /3/ /4/
  1.52%; 10/02/03                                               400,000               400,000
  6.60%; 01/15/12                                                60,000                66,300
 Lehman Brothers Holdings /4/
  6.13%; 07/15/03                                               300,000               309,608
  6.63%; 01/18/12                                               120,000               132,819
 Salomon Smith Barney/ 4/
  2.08%; 04/28/03                                               400,000               400,349
                                                                                    1,418,313
FINANCE-LEASING COMPANY (0.03%)
 Case Credit
  6.13%; 02/15/03                                                30,000                29,806
FINANCE-MORTGAGE LOAN/BANKER (2.84%)
 Countrywide Home Loans
  5.25%; 06/15/04                                               175,000               182,011
                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal Home Loan Bank System
                                                             $                     $
  5.75%; 05/15/12                                               120,000               134,171
 Federal Home Loan Mortgage
  4.75%; 10/11/12                                               100,000               101,021
  5.75%; 01/15/12                                                60,000                66,762
  6.00%; 05/25/12                                               360,000               375,950
  6.75%; 03/15/31                                               492,000               588,388
 Federal National Mortgage Association
  3.70%; 11/01/07                                               275,000               280,953
  3.75%; 07/29/05                                               225,000               230,729
  4.32%; 07/26/07                                               110,000               115,947
  5.00%; 01/20/07                                               105,000               109,113
  5.00%; 03/12/07                                               360,000               362,709
  5.25%; 08/01/12                                               185,000               193,176
  5.50%; 03/15/11                                               315,000               345,241
  6.00%; 05/15/11                                                50,000                56,518
                                                                                    3,142,689
FINANCE-OTHER SERVICES (0.34%)
 Mellon Funding
  4.88%; 06/15/07                                                50,000                52,818
 Pemex Master Trust /2/
  7.88%; 02/01/09                                               170,000               182,750
 Verizon Global Funding
  7.75%; 12/01/30                                               120,000               139,747
                                                                                      375,315
FOOD-FLOUR & GRAIN (0.03%)
 Archer-Daniels-Midland
  5.94%; 10/01/32                                                30,000                29,934
FOOD-MISCELLANEOUS/DIVERSIFIED (0.17%)
 Corn Products International
  8.45%; 08/15/09                                                30,000                30,466
 General Mills
  6.00%; 02/15/12                                                60,000                65,259
 Kraft Foods
  6.25%; 06/01/12                                                75,000                83,870
 Unilever Capital
  5.90%; 11/15/32                                                10,000                10,229
                                                                                      189,824
FOOD-RETAIL (0.13%)
 Kroger
  6.20%; 06/15/12                                                80,000                85,414
 Safeway
  5.80%; 08/15/12                                                55,000                57,552
                                                                                      142,966
HOME DECORATION PRODUCTS (0.01%)
 Newell Rubbermaid
  4.63%; 12/15/09                                                15,000                15,302
HOME EQUITY SEQUENTIAL (0.19%)
 Long Beach Mortgage Loan Trust
  4.92%; 05/25/32                                               110,000               113,231
 Residential Asset Securities
  4.59%; 10/25/26                                                95,000                98,035
                                                                                      211,266
                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INDUSTRIAL GASES (0.07%)
 Praxair
                                                             $                     $
  4.75%; 07/15/07                                                60,000                63,111
  6.50%; 03/01/08                                                15,000                16,908
                                                                                       80,019
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.02%)
 Amvescap
  5.90%; 01/15/07                                                20,000                21,216
LIFE & HEALTH INSURANCE (0.03%)
 Lincoln National
  5.25%; 06/15/07                                                30,000                30,883
MACHINERY-ELECTRICAL (0.02%)
 Emerson Electric
  4.63%; 10/15/12                                                10,000                 9,918
  6.00%; 08/15/32                                                10,000                10,152
                                                                                       20,070
MEDICAL-DRUGS (0.04%)
 Eli Lilly
  6.00%; 03/15/12                                                40,000                44,697
MEDICAL-HMO (0.05%)
 Anthem
  4.88%; 08/01/05                                                50,000                51,915
MEDICAL-HOSPITALS (0.11%)
 HCA
  6.95%; 05/01/12                                                60,000                63,229
 Tenet Healthcare
  6.50%; 06/01/12                                                65,000                58,825
                                                                                      122,054
METAL-ALUMINUM (0.04%)
 Alcoa
  4.25%; 08/15/07                                                40,000                41,646
METAL-DIVERSIFIED (0.07%)
 Falconbridge
  7.35%; 06/05/12                                                15,000                15,538
 Noranda
  7.25%; 07/15/12                                                60,000                56,748
                                                                                       72,286
MISCELLANEOUS INVESTING (0.08%)
 Archstone-Smith Operating Trust
  5.00%; 08/15/07                                                25,000                25,522
 Camden Property Trust
  5.88%; 06/01/07                                                10,000                10,549
  5.88%; 11/30/12                                                10,000                10,148
 United Dominion Realty Trust
  6.50%; 06/15/09                                                35,000                37,338
                                                                                       83,557
MONEY CENTER BANKS (1.00%)
 Bank of America /3/ /4/
  1.84%; 07/07/03                                                40,000               400,183
  4.88%; 09/15/12                                               215,000               217,320
 HSBC Holdings
  5.25%; 12/12/12                                                40,000                40,999
                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 JP Morgan Chase /3/ /4/
                                                             $                     $
  1.80%; 05/01/03                                               350,000               350,127
  5.35%; 03/01/07                                                50,000                52,890
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                                45,000                45,305
                                                                                    1,106,824
MORTGAGE BACKED SECURITIES (1.80%)
 LB Commercial Conduit Mortgage Trust
  6.21%; 10/15/08                                             1,000,000             1,115,346
 LB-UBS Commercial Mortgage Trust /2/ /3/
  0.65%; 03/15/34                                               849,842                28,011
 Morgan Stanley Capital I
  6.81%; 12/15/31                                               750,000               849,256
                                                                                    1,992,613
MULTI-LINE INSURANCE (0.02%)
 MetLife
  5.38%; 12/15/12                                                20,000                20,660
MULTIMEDIA (0.43%)
 AOL Time Warner
  6.15%; 05/01/07                                               120,000               124,659
  7.63%; 04/15/31                                                65,000                66,806
 Gannett
  4.95%; 04/01/05                                                80,000                84,664
  6.38%; 04/01/12                                                15,000                17,044
 News America
  6.63%; 01/09/08                                                30,000                32,154
 Viacom
  6.40%; 01/30/06                                                25,000                27,601
  6.63%; 05/15/11                                                75,000                84,768
 Walt Disney
  6.38%; 03/01/12                                                30,000                32,813
                                                                                      470,509
NON-HAZARDOUS WASTE DISPOSAL (0.07%)
 Allied Waste
  8.50%; 12/01/08                                                75,000                75,375
OIL & GAS DRILLING (0.13%)
 Nabors Holdings
  4.88%; 08/15/09                                                55,000                56,766
 Northern Natural Gas /2/
  6.88%; 05/01/05                                                55,000                58,300
 Transocean
  6.63%; 04/15/11                                                30,000                33,033
                                                                                      148,099
OIL COMPANY-EXPLORATION & PRODUCTION (0.51%)
 Anadarko Petroleum
  5.38%; 03/01/07                                               105,000               112,208
 BP Canada Finance
  3.63%; 01/15/09                                                75,000                76,182
 Canadian Natural Resources
  7.20%; 01/15/32                                                30,000                33,629
 Devon Energy
  7.95%; 04/15/32                                                35,000                42,077
 Kerr-McGee
  5.88%; 09/15/06                                               175,000               189,725
                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Nexen
                                                             $                     $
  7.88%; 03/15/32                                                30,000                32,693
 Union Oil Company of California
  5.05%; 10/01/12                                                20,000                19,991
 XTO Energy
  7.50%; 04/15/12                                                50,000                53,125
                                                                                      559,630
OIL COMPANY-INTEGRATED (0.22%)
 Amerada Hess
  7.13%; 03/15/33                                                30,000                31,964
 ConocoPhillips /2/
  4.75%; 10/15/12                                                85,000                85,456
 Marathon Oil
  6.80%; 03/15/32                                                25,000                25,939
 Occidental Petroleum
  4.00%; 11/30/07                                                35,000                35,491
 PanCanadian Energy
  7.20%; 11/01/31                                                40,000                46,307
 Petronas Capital
  7.88%; 05/22/22                                                20,000                21,488
                                                                                      246,645
OIL REFINING & MARKETING (0.09%)
 Valero Energy
  6.88%; 04/15/12                                                95,000                98,934
PAPER & RELATED PRODUCTS (0.34%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                                60,000                62,325
 Domtar
  7.88%; 10/15/11                                                35,000                40,906
 International Paper
  6.75%; 09/01/11                                                30,000                33,381
 Norske Skogindustrier /2/
  7.63%; 10/15/11                                                25,000                27,476
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                                25,000                27,400
 Stora Enso Oyj
  7.38%; 05/15/11                                                85,000                98,483
 Weyerhaeuser
  6.13%; 03/15/07                                                75,000                80,294
                                                                                      370,265
PIPELINES (0.13%)
 Equitable Resources
  5.15%; 11/15/12                                                30,000                30,096
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                                40,000                43,450
 Plains All American Pipeline /2/
  7.75%; 10/15/12                                                 5,000                 5,200
 Texas Eastern Transmission
  5.25%; 07/15/07                                                60,000                61,625
                                                                                      140,371
POULTRY (0.14%)
 Tyson Foods
  6.63%; 10/01/04                                               150,000               159,489
                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (0.12%)
 ACE
                                                             $                     $
  6.00%; 04/01/07                                                90,000                96,319
 St. Paul
  5.75%; 03/15/07                                                30,000                31,493
                                                                                      127,812
REAL ESTATE OPERATOR & DEVELOPER (0.10%)
 EOP Operating
  7.00%; 07/15/11                                                75,000                81,717
 First Industrial
  6.88%; 04/15/12                                                25,000                26,954
                                                                                      108,671
REGIONAL AUTHORITY (0.50%)
 Financement Quebec
  5.00%; 10/25/12                                               225,000               230,309
 Province of Manitoba
  2.75%; 01/17/06                                               110,000               110,964
 Province of Nova Scotia
  5.75%; 02/27/12                                               120,000               131,737
 Province of Ontario
  5.13%; 07/17/12                                                45,000                48,037
 Region of Lombardy
  5.80%; 10/25/32                                                35,000                36,400
                                                                                      557,447
REGIONAL BANKS (0.80%)
 Bank One
  7.63%; 08/01/05                                                95,000               107,039
 KeyCorp
  4.63%; 05/16/05                                               120,000               124,849
 Korea Development Bank
  7.13%; 04/22/04                                               250,000               265,758
 PNC Funding
  5.75%; 08/01/06                                               125,000               133,807
 Wachovia
  5.63%; 12/15/08                                               115,000               123,086
 Wells Fargo
  5.13%; 02/15/07                                               120,000               128,882
                                                                                      883,421
RESEARCH & DEVELOPMENT (0.03%)
 Science Applications International
  7.13%; 07/01/32                                                30,000                32,281
RETAIL-DISCOUNT (0.11%)
 Target
  5.38%; 06/15/09                                                60,000                63,817
  5.88%; 03/01/12                                                10,000                10,842
 Wal-Mart Stores
  4.38%; 07/12/07                                                45,000                47,439
                                                                                      122,098
RETAIL-DRUG STORE (0.05%)
 CVS /2/
  7.77%; 01/10/12                                                48,431                54,328
RETAIL-MAJOR DEPARTMENT STORE (0.02%)
 Sears Roebuck Acceptance
  7.00%; 06/01/32                                                25,000                20,957
                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.04%)
 Federated Department Stores
                                                             $                     $
  7.00%; 02/15/28                                                30,000                31,573
 Kohl's
  6.00%; 01/15/33                                                10,000                10,053
                                                                                       41,626
RETAIL-RESTAURANTS (0.06%)
 Yum! Brands
  7.70%; 07/01/12                                                60,000                62,400
SAVINGS & LOANS-THRIFTS (0.02%)
 Washington Mutual
  5.50%; 01/15/13                                                20,000                20,390
SOVEREIGN (0.29%)
 Finland Government
  4.75%; 03/06/07                                                60,000                64,709
 Italy Government
  5.63%; 06/15/12                                                65,000                71,222
 Mexico Government
  8.38%; 01/14/11                                               125,000               141,250
 Poland Government
  6.25%; 07/03/12                                                35,000                38,850
                                                                                      316,031
SUPRANATIONAL BANK (0.16%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                50,000                52,265
  6.88%; 03/15/12                                                60,000                62,901
 European Investment Bank
  4.63%; 03/01/07                                                60,000                64,324
                                                                                      179,490
TELECOMMUNICATION SERVICES (0.12%)
 Citizens Communications
  6.38%; 08/15/04                                               125,000               128,073
TELEPHONE-INTEGRATED (0.73%)
 Alltel
  7.00%; 07/01/12                                                50,000                57,623
 AT&T
  6.00%; 03/15/09                                                62,000                61,911
  7.00%; 11/15/06                                                30,000                32,064
 BellSouth
  6.88%; 10/15/31                                                30,000                33,627
 British Telecommunications
  7.88%; 12/15/05                                               180,000               202,987
 France Telecom
  9.25%; 03/01/11                                                45,000                52,032
 SBC Communications
  5.88%; 08/15/12                                                65,000                70,189
 Sprint Capital
  6.00%; 01/15/07                                                50,000                47,250
  6.90%; 05/01/19                                                50,000                41,000
 Telefonica Europe
  7.75%; 09/15/10                                                70,000                80,921
 Telefonos de Mexico
  8.25%; 01/26/06                                               120,000               131,400
                                                                                      811,004
                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
                                                             $                     $
  6.50%; 04/15/07                                                40,000                43,628
TOOLS-HAND HELD (0.02%)
 Stanley Works /2/
  4.90%; 11/01/12                                                25,000                25,526
TRANSPORT-RAIL (0.28%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                                35,000                43,924
 CSX
  6.25%; 10/15/08                                                80,000                88,954
 Kansas City Southern
  7.50%; 06/15/09                                                25,000                26,375
 Union Pacific
  5.75%; 10/15/07                                               135,000               147,745
                                                                                      306,998
                                                           TOTAL BONDS             22,948,658

                                                             Principal
      Type            Rate             Maturity                Amount                Value
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (6.28%)
                                                             $                     $
FHLMC /5/         5.00%         12/01/17 - 02/01/18             550,000               562,348
FHLMC /5/         5.50%         02/01/18 - 11/01/32           1,474,012             1,514,976
FHLMC             6.00%         01/01/29                        600,455               623,520
FHLMC             6.50%         07/01/16 - 11/01/31           2,023,383             2,118,585
FHLMC             7.00%         12/01/27 - 01/01/31             842,186               886,818
FHLMC             7.50%         08/01/30 - 01/01/31             417,284               443,906
FHLMC             8.00%         12/01/30 - 02/01/31             739,057               792,571
                                              TOTAL FHLMC CERTIFICATES              6,942,724

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (6.14%)
FNMA              3.32%         06/25/30                        110,000               110,452
FNMA              5.50%         06/01/31                        338,109               345,552
FNMA /5/          6.00%         06/01/06 - 03/01/32           2,067,981             2,169,554
FNMA /5/          6.50%         01/01/04 - 01/01/32           2,922,454             3,051,807
FNMA              7.00%         08/01/29 - 02/01/32             622,738               655,133
FNMA              7.25%         01/15/10 - 05/15/30             365,000               453,828
                                               TOTAL FNMA CERTIFICATES              6,786,326



                                                             Principal
      Type            Rate             Maturity                Amount                Value
----------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.43%)
                                                             $                     $
GNMA I            6.00%         01/15/29 - 06/15/32           1,159,910             1,211,076
GNMA I            7.00%         10/15/29 - 08/15/31             570,488               605,010
GNMA II           6.00%         09/20/26                        280,843               292,967
GNMA II           7.00%         02/20/32                        552,880               582,502
                                               TOTAL GNMA CERTIFICATES              2,691,555

                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
TREASURY BONDS (4.31%)
 U.S. Treasury
                                                             $                     $
  3.50%; 11/15/06                                               200,000               208,125
  4.38%; 05/15/07                                               210,000               225,504
  4.63%; 05/15/06                                               400,000               431,406
  4.75%; 11/15/08                                               310,000               338,384
  4.88%; 02/15/12                                               285,000               309,481
  5.38%; 02/15/31                                               450,000               490,570
  5.63%; 05/15/08                                               400,000               453,813
  6.25%; 05/15/30                                               485,000               580,390
  7.13%; 02/15/23                                               205,000               263,986
  7.25%; 05/15/16                                               410,000               524,992
  8.00%; 11/15/21                                               675,000               940,517
                                                                                    4,767,168
                                                  TOTAL TREASURY BONDS              4,767,168

                                                             Principal
                                                               Amount                Value
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.09%)
DIVERSIFIED FINANCIAL SERVICES (3.09%)
 Investment in Joint Trading Account; General Electric
  Capital
  1.25%; 01/02/03                                             3,419,882             3,419,882
                                                TOTAL COMMERCIAL PAPER              3,419,882




                                         Principal Amount
                                                                  Value

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (5.95%)
 Goldman Sachs; 1.25%; 01/02/03;
  (collateralized by U.S. agency
  obligations; $332,968; 01/01/04 -
  05/01/36) /4/                          $    327,600       $    $327,600

 JP Morgan; 1.22%; 01/02/03;
  (collateralized by U.S. agency
  obligations; $6,246,000; 3/15/07         6,246,000
  - 5/15/30) /4/                                                    6,246,000
                                                                 ------------
       TOTAL REPURCHASE AGREEMENTS                                  6,573,600
                                                                 ------------
              TOTAL PORTFOLIO INVESTMENTS (108.80%)               120,276,794
LIABILITIES, NET OF CASH AND RECEIVABLES (-8.80%)                  (9,731,621)
                         TOTAL NET ASSETS (100.00%)              $110,545,173
                                                                ---------------


/1 //Non-income producing security./
/2 //Restricted Security - The fund held securities, which may require /
  /registration under the Securities Act of 1933, or an exemption / /therefrom, in order to effect their sale in the ordinary course of / /business. At the end of the period, restricted securities totaled / /$824,883 or 0.75% of net assets./
/3 //Variable rate./
/4 //Security was purchased with the cash proceeds from securities loans/
/5 //Security or a portion of the security was purchased in a "to-be-/
  /announced" (TBA) transaction. See Notes to Financial Statements./

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               BLUE CHIP ACCOUNT

                               DECEMBER 31, 2002

                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (99.41%)
ADVERTISING AGENCIES (0.10%)
                                                                    $
 Interpublic Group                                   270                 3,802
AEROSPACE & DEFENSE (0.85%)
 Boeing                                              200                 6,598
 Northrop Grumman                                    142                13,774
 Raytheon                                            180                 5,535
 Rockwell Collins                                    230                 5,350
                                                                        31,257
AEROSPACE & DEFENSE EQUIPMENT (1.10%)
 General Dynamics                                    100                 7,937
 Lockheed Martin                                     313                18,076
 United Technologies                                 230                14,246
                                                                        40,259
AGRICULTURAL OPERATIONS (0.21%)
 Monsanto                                            408                 7,854
APPLICATIONS SOFTWARE (3.39%)
 Microsoft /1/                                     2,400               124,080
ATHLETIC FOOTWEAR (0.15%)
 Nike                                                120                 5,336
AUTO-CARS & LIGHT TRUCKS (0.53%)
 Ford Motor                                          600                 5,580
 General Motors                                      370                13,638
                                                                        19,218
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.22%)
 Paccar                                              175                 8,073
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.21%)
 Delphi Automotive Systems                           953                 7,672
BEVERAGES-NON-ALCOHOLIC (2.71%)
 Coca-Cola                                         1,174                51,445
 Pepsi Bottling Group                                343                 8,815
 Pepsico                                             922                38,927
                                                                        99,187
BREWERY (0.66%)
 Anheuser-Busch                                      501                24,248
BROADCASTING SERVICES & PROGRAMMING (0.14%)
 Clear Channel Communications /1/                    140                 5,221
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.48%)
 Masco                                               484                10,188
 Vulcan Materials                                    198                 7,425
                                                                        17,613
BUILDING-MAINTENANCE & SERVICE (0.23%)
 Ecolab                                              171                 8,465
CABLE TV (0.51%)
 Comcast /1/                                         786                18,526
CELLULAR TELECOMMUNICATIONS (0.46%)
 AT&T Wireless Services /1/                        1,232                 6,961
 Nextel Communications /1/                           850                 9,817
                                                                        16,778
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (1.07%)
                                                                    $
 Dow Chemical                                        594                17,642
 E.I. Du Pont de Nemours                             510                21,624
                                                                        39,266
COATINGS & PAINT (0.20%)
 Sherwin-Williams                                    257                 7,260
COMMERCIAL BANKS (1.54%)
 Amsouth Bancorp                                     450                 8,640
 BB&T                                                365                13,501
 First Tennessee National                            207                 7,440
 Regions Financial                                   269                 8,974
 SouthTrust                                          383                 9,518
 Synovus Financial                                   418                 8,109
                                                                        56,182
COMMERCIAL SERVICE-FINANCE (0.54%)
 Concord EFS /1/                                     582                 9,161
 Paychex                                             374                10,434
                                                                        19,595
COMPUTER SERVICES (0.21%)
 Computer Sciences /1/                               100                 3,445
 Electronic Data Systems                             220                 4,055
                                                                         7,500
COMPUTERS (2.99%)
 Dell Computer /1/                                   955                25,536
 Hewlett-Packard                                   1,464                25,415
 International Business Machines                     686                53,165
 Sun Microsystems /1/                              1,670                 5,194
                                                                       109,310
COMPUTERS-INTEGRATED SYSTEMS (0.10%)
 NCR /1/                                             150                 3,561
COMPUTERS-MEMORY DEVICES (0.31%)
 EMC /1/                                           1,230                 7,552
 Veritas Software /1/                                240                 3,749
                                                                        11,301
CONTAINERS-PAPER & PLASTIC (0.15%)
 Sealed Air /1/                                      150                 5,595
COSMETICS & TOILETRIES (2.85%)
 Avon Products                                       210                11,313
 Colgate-Palmolive                                   280                14,680
 Gillette                                            470                14,269
 Kimberly-Clark                                      352                16,710
 Procter & Gamble                                    550                47,267
                                                                       104,239
CRUISE LINES (0.22%)
 Carnival                                            320                 7,984
DATA PROCESSING & MANAGEMENT (0.80%)
 Automatic Data Processing                           290                11,382
 First Data                                          360                12,748
 Fiserv /1/                                          150                 5,093
                                                                        29,223
DIVERSIFIED FINANCIAL SERVICES (2.15%)
 Citigroup                                         2,233                78,579
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (4.62%)
                                                                    $
 3M                                                  128                15,782
 Danaher                                              70                 4,599
 Eaton                                               104                 8,124
 General Electric                                  4,340               105,679
 Honeywell International                             430                10,320
 Illinois Tool Works                                  51                 3,308
 Tyco International                                1,229                20,991
                                                                       168,803
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.14%)
 Cendant /1/                                         480                 5,030
E-COMMERCE-SERVICES (0.10%)
 eBay /1/                                             54                 3,662
ELECTRIC PRODUCTS-MISCELLANEOUS (0.32%)
 Emerson Electric                                    228                11,594
ELECTRIC-INTEGRATED (2.06%)
 Centerpoint Energy                                  450                 3,825
 Cinergy                                             180                 6,070
 Dominion Resources                                   76                 4,172
 Duke Energy                                         380                 7,425
 Entergy                                             120                 5,471
 Exelon                                              251                13,245
 FPL Group                                           176                10,583
 PPL                                                 239                 8,289
 Progress Energy                                     235                10,187
 Southern                                            216                 6,132
                                                                        75,399
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.17%)
 Advanced Micro Devices /1/                          440                 2,842
 Broadcom /1/                                        462                 6,958
 Intel                                             2,750                42,817
 LSI Logic /1/                                       380                 2,193
 National Semiconductor /1/                          190                 2,852
 QLogic /1/                                          110                 3,796
 Texas Instruments                                   870                13,059
 Xilinx /1/                                          240                 4,944
                                                                        79,461
ELECTRONIC FORMS (0.12%)
 Adobe Systems                                       180                 4,484
ELECTRONIC MEASUREMENT INSTRUMENTS (0.26%)
 Agilent Technologies /1/                            533                 9,573
ENTERPRISE SOFTWARE & SERVICE (0.72%)
 Computer Associates International                   290                 3,915
 Oracle /1/                                        2,080                22,464
                                                                        26,379
ENTERTAINMENT SOFTWARE (0.22%)
 Electronic Arts /1/                                 162                 8,063
FIDUCIARY BANKS (0.87%)
 Bank of New York                                    350                 8,386
 Mellon Financial                                    350                 9,138
 Northern Trust                                      160                 5,608
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (CONTINUED)
                                                                    $
 State Street                                        220                 8,580
                                                                        31,712
FINANCE-CONSUMER LOANS (0.53%)
 Household International                             395                10,985
 SLM                                                  80                 8,309
                                                                        19,294
FINANCE-CREDIT CARD (0.85%)
 American Express                                    720                25,452
 MBNA                                                299                 5,687
                                                                        31,139
FINANCE-INVESTMENT BANKER & BROKER (1.50%)
 Goldman Sachs Group                                 293                19,953
 Lehman Brothers Holdings                            206                10,978
 Merrill Lynch                                       248                 9,412
 Morgan Stanley                                      364                14,531
                                                                        54,874
FINANCE-MORTGAGE LOAN/BANKER (1.09%)
 Federal Home Loan Mortgage                          218                12,873
 Federal National Mortgage Association               420                27,018
                                                                        39,891
FOOD (0.25%)
 Archer-Daniels-Midland                              738                 9,151
FOOD-CONFECTIONERY (0.27%)
 Hershey Foods                                       148                 9,981
FOOD-MISCELLANEOUS/DIVERSIFIED (1.08%)
 Conagra Foods                                       469                11,730
 General Mills                                       137                 6,432
 Kellogg                                             230                 7,882
 Sara Lee                                            605                13,618
                                                                        39,662
FOOD-RETAIL (0.13%)
 Albertson's                                         210                 4,675
FOOD-WHOLESALE & DISTRIBUTION (0.39%)
 Sysco                                               484                14,418
GAS-DISTRIBUTION (0.21%)
 KeySpan                                             220                 7,753
GOLD MINING (0.30%)
 Newmont Mining                                      375                10,886
HEALTH CARE COST CONTAINMENT (0.12%)
 McKesson                                            160                 4,325
HOTELS & MOTELS (0.22%)
 Hilton Hotels                                       623                 7,918
INDUSTRIAL AUTOMATION & ROBOTS (0.20%)
 Rockwell International                              346                 7,166
INSTRUMENTS-CONTROLS (0.23%)
 Johnson Controls                                    107                 8,578
INSTRUMENTS-SCIENTIFIC (0.11%)
 Applied Biosystems Group                            220                 3,859
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (0.33%)
                                                                    $
 Marsh & McLennan                                    260                12,015
INTERNET BROKERS (0.33%)
 Charles Schwab                                    1,119                12,141
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.39%)
 Franklin Resources                                  271                 9,236
 Stilwell Financial                                  390                 5,097
                                                                        14,333
LIFE & HEALTH INSURANCE (0.69%)
 Aflac                                               300                 9,036
 Jefferson-Pilot                                     200                 7,622
 John Hancock Financial Services                     130                 3,627
 Lincoln National                                    160                 5,053
                                                                        25,338
MACHINERY-CONSTRUCTION & MINING (0.29%)
 Caterpillar                                         230                10,516
MACHINERY-GENERAL INDUSTRY (0.45%)
 Dover                                               260                 7,582
 Ingersoll-Rand                                      210                 9,042
                                                                        16,624
MEDICAL INFORMATION SYSTEM (0.21%)
 IMS Health                                          470                 7,520
MEDICAL INSTRUMENTS (1.03%)
 Boston Scientific /1/                                52                 2,211
 Guidant /1/                                         190                 5,862
 Medtronic                                           510                23,256
 St. Jude Medical /1/                                160                 6,355
                                                                        37,684
MEDICAL LABORATORY & TESTING SERVICE (0.22%)
 Quest Diagnostics /1/                               141                 8,023
MEDICAL PRODUCTS (2.55%)
 Baxter International                                240                 6,720
 Johnson & Johnson                                 1,434                77,020
 Zimmer Holdings /1/                                 229                 9,508
                                                                        93,248
MEDICAL-BIOMEDICAL/GENE (1.03%)
 Amgen /1/                                           578                27,940
 Biogen /1/                                          110                 4,407
 Chiron /1/                                          140                 5,264
                                                                        37,611
MEDICAL-DRUGS (7.84%)
 Abbott Laboratories                                 835                33,400
 Allergan                                            100                 5,762
 Bristol-Myers Squibb                              1,087                25,164
 Eli Lilly                                           493                31,305
 Forest Laboratories /1/                             100                 9,822
 King Pharmaceuticals /1/                            423                 7,271
 Merck                                               960                54,346
 Pfizer                                            2,670                81,622
 Schering-Plough                                     700                15,540
 Wyeth                                               600                22,440
                                                                       286,672
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (0.83%)
                                                                    $
 Aetna                                               205                 8,430
 UnitedHealth Group                                  160                13,360
 Wellpoint Health Networks /1/                       120                 8,539
                                                                        30,329
MEDICAL-HOSPITALS (0.34%)
 HCA                                                 100                 4,150
 Health Management Associates /1/                    240                 4,296
 Tenet Healthcare /1/                                240                 3,936
                                                                        12,382
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.18%)
 Cardinal Health                                     114                 6,748
METAL-ALUMINUM (0.09%)
 Alcoa                                               140                 3,189
MONEY CENTER BANKS (2.28%)
 Bank of America                                     594                41,324
 JP Morgan Chase                                     893                21,432
 Wachovia                                            570                20,771
                                                                        83,527
MOTORCYCLE & MOTOR SCOOTER (0.25%)
 Harley-Davidson                                     200                 9,240
MULTI-LINE INSURANCE (3.93%)
 Allstate                                            459                16,978
 American International Group                      1,132                65,486
 Cigna                                               193                 7,936
 Hartford Financial Services                         228                10,358
 Loews                                               213                 9,470
 MetLife                                             517                13,980
 Prudential Financial /1/                            433                13,743
 St. Paul                                            170                 5,789
                                                                       143,740
MULTIMEDIA (2.29%)
 AOL Time Warner /1/                               1,980                25,938
 Gannett                                             150                10,770
 Viacom /1/                                          656                26,738
 Walt Disney                                       1,247                20,339
                                                                        83,785
NETWORKING PRODUCTS (1.41%)
 Cisco Systems /1/                                 3,320                43,492
 Lucent Technologies                               1,500                 1,890
 Network Appliance /1/                               614                 6,140
                                                                        51,522
NON-HAZARDOUS WASTE DISPOSAL (0.19%)
 Waste Management                                    300                 6,876
OFFICE AUTOMATION & EQUIPMENT (0.11%)
 Xerox /1/                                           480                 3,864
OFFICE SUPPLIES & FORMS (0.23%)
 Avery Dennison                                      140                 8,551
OIL & GAS DRILLING (0.40%)
 Nabors Industries /1/                               210                 7,407
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (CONTINUED)
                                                                    $
 Noble /1/                                           210                 7,381
                                                                        14,788
OIL COMPANY-EXPLORATION & PRODUCTION (0.46%)
 Apache                                              159                 9,061
 EOG Resources                                       191                 7,625
                                                                        16,686
OIL COMPANY-INTEGRATED (4.09%)
 Amerada Hess                                        139                 7,652
 ChevronTexaco                                       401                26,659
 ConocoPhillips                                      195                 9,436
 Exxon Mobil                                       3,026               105,728
                                                                       149,475
OIL-FIELD SERVICES (0.71%)
 Baker Hughes                                        310                 9,979
 Schlumberger                                        382                16,078
                                                                        26,057
PAPER & RELATED PRODUCTS (0.72%)
 Georgia-Pacific                                     453                 7,320
 International Paper                                 375                13,114
 Louisiana-Pacific                                   730                 5,884
                                                                        26,318
PHARMACEUTICALS (0.81%)
 Pharmacia                                           713                29,803
PIPELINES (0.11%)
 El Paso                                             343                 2,387
 Williams                                            562                 1,518
                                                                         3,905
PROPERTY & CASUALTY INSURANCE (0.50%)
 ACE                                                 160                 4,695
 Travelers Property Casualty /1/                      96                 1,406
 Travelers Property Casualty /1/                     820                12,013
                                                                        18,114
PUBLISHING-NEWSPAPERS (0.32%)
 Tribune                                             254                11,547
REGIONAL BANKS (3.42%)
 Bank One                                            392                14,328
 Fifth Third Bancorp                                 270                15,808
 FleetBoston Financial                               530                12,879
 Huntington Bancshares                               394                 7,372
 National City                                        69                 1,885
 Suntrust Banks                                      224                12,750
 U.S. Bancorp                                        888                18,843
 Wells Fargo                                         880                41,246
                                                                       125,111
RETAIL-APPAREL & SHOE (0.31%)
 Gap                                                 738                11,454
RETAIL-AUTO PARTS (0.24%)
 Autozone /1/                                        122                 8,619
RETAIL-BEDDING (0.24%)
 Bed Bath & Beyond /1/                               250                 8,633
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (1.06%)
                                                                    $
 Home Depot                                          844                20,222
 Lowe's                                              490                18,375
                                                                        38,597
RETAIL-CONSUMER ELECTRONICS (0.24%)
 Best Buy /1/                                        370                 8,936
RETAIL-DISCOUNT (3.55%)
 Costco Wholesale /1/                                406                11,392
 Dollar General                                      410                 4,900
 Family Dollar Stores                                262                 8,177
 Target                                              225                 6,750
 Wal-Mart Stores                                   1,950                98,494
                                                                       129,713
RETAIL-DRUG STORE (0.71%)
 CVS                                                 399                 9,963
 Walgreen                                            546                15,938
                                                                        25,901
RETAIL-MAJOR DEPARTMENT STORE (0.28%)
 May Department Stores                               240                 5,515
 Sears Roebuck                                       200                 4,790
                                                                        10,305
RETAIL-OFFICE SUPPLIES (0.15%)
 Staples /1/                                         300                 5,490
RETAIL-REGIONAL DEPARTMENT STORE (0.37%)
 Federated Department Stores /1/                     200                 5,752
 Kohls /1/                                           142                 7,945
                                                                        13,697
RETAIL-RESTAURANTS (0.10%)
 McDonald's                                          238                 3,827
RUBBER-TIRES (0.21%)
 Cooper Tire & Rubber                                390                 5,983
 Goodyear Tire & Rubber                              240                 1,634
                                                                         7,617
SAVINGS & LOANS-THRIFTS (0.55%)
 Washington Mutual                                   587                20,269
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.27%)
 Maxim Integrated Products /1/                       296                 9,780
SEMICONDUCTOR EQUIPMENT (0.41%)
 Applied Materials /1/                               820                10,685
 Kla-Tencor /1/                                      120                 4,244
                                                                        14,929
TELECOMMUNICATION EQUIPMENT (0.68%)
 Comverse Technology /1/                             380                 3,808
 Qualcomm /1/                                        487                17,722
 Tellabs /1/                                         460                 3,344
                                                                        24,874
TELEPHONE COMMUNICATION (0.39%)
 AT&T                                                549                14,334
TELEPHONE-INTEGRATED (3.39%)
 Alltel                                              180                 9,180
 BellSouth                                         1,048                27,112
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                    $
 SBC Communications                                1,557                42,210
 Sprint PCS /1/                                      490                 2,146
 Verizon Communications                            1,120                43,400
                                                                       124,048
TOBACCO (1.08%)
 Philip Morris                                       970                39,314
TOYS (0.25%)
 Mattel                                              481                 9,211
TRANSPORT-RAIL (0.18%)
 Union Pacific                                       111                 6,646
TRANSPORT-SERVICES (1.25%)
 FedEx                                               160                 8,675
 United Parcel Service                               585                36,902
                                                                        45,577
WIRELESS EQUIPMENT (0.31%)
 Motorola                                          1,290                11,158
                                    TOTAL COMMON STOCKS              3,635,125
                                                                    ----------

                   TOTAL PORTFOLIO INVESTMENTS (99.41%)              3,635,125
CASH AND RECEIVABLES, NET OF LIABILITIES (0.59%)                        21,721
                             TOTAL NET ASSETS (100.00%)             $3,656,846
                                                                    ------------





/1 //Non-income producing security./

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                               DECEMBER 31, 2002

                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
BONDS (44.32%)
AEROSPACE & DEFENSE (0.38%)
 Raytheon
                                                                    $                     $
  5.70%; 11/01/03                                                      865,000                 882,024
AEROSPACE & DEFENSE EQUIPMENT (0.21%)
 Lockheed Martin
  7.65%; 05/01/16                                                      195,000                 240,909
 United Technologies
  6.10%; 05/15/12                                                      225,000                 251,572
                                                                                               492,481
AIRLINES (0.23%)
 Northwest Airlines
  7.58%; 03/01/19                                                      297,268                 278,758
 Southwest Airlines
  5.10%; 05/01/06                                                      242,832                 252,009
                                                                                               530,767
ASSET BACKED SECURITIES (0.46%)
 Chase Funding Mortgage Loan
  3.07%; 07/25/17                                                      525,000                 529,163
  4.41%; 02/25/17                                                      525,000                 537,758
                                                                                             1,066,921
AUTO-CARS & LIGHT TRUCKS (0.60%)
 DaimlerChrysler Holding
  7.13%; 04/10/03                                                      750,000                 757,896
  7.30%; 01/15/12                                                      335,000                 375,920
 Ford Motor
  7.45%; 07/16/31                                                      300,000                 260,961
                                                                                             1,394,777
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.28%)
 Delphi
  6.50%; 05/01/09                                                      110,000                 113,370
 Lear
  7.96%; 05/15/05                                                      195,000                 200,119
 TRW
  7.13%; 06/01/09                                                      110,000                 122,979
 Visteon
  8.25%; 08/01/10                                                      195,000                 206,905
                                                                                               643,373
AUTOMOBILE SEQUENTIAL (1.60%)
 DaimlerChrysler Auto Trust
  6.11%; 11/08/04                                                    1,640,914               1,666,142
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                                      900,000                 938,594
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                                    1,100,000               1,114,285
                                                                                             3,719,021
BEVERAGES-NON-ALCOHOLIC (0.27%)
 Coca-Cola Enterprises
  4.38%; 09/15/09                                                      165,000                 169,974
  5.25%; 05/15/07                                                      225,000                 241,909
 PepsiAmericas
  3.88%; 09/12/07                                                      210,000                 213,613
                                                                                               625,496
                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BEVERAGES-WINE & SPIRITS (0.07%)
 Diageo Capital
                                                                    $                     $
  3.50%; 11/19/07                                                      170,000                 170,866
BREWERY (0.20%)
 Anheuser-Busch
  4.38%; 01/15/13                                                      215,000                 214,051
 Coors Brewing
  6.38%; 05/15/12                                                      230,000                 257,036
                                                                                               471,087
BROADCASTING SERVICES & PROGRAMMING (0.11%)
 Clear Channel Communications
  6.00%; 11/01/06                                                      150,000                 159,513
 Grupo Televisa
  8.50%; 03/11/32                                                       90,000                  85,500
                                                                                               245,013
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.34%)
 CRH America
  6.95%; 03/15/12                                                      288,000                 322,640
 Masco
  6.00%; 05/03/04                                                      450,000                 469,755
                                                                                               792,395
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 York International
  6.63%; 08/15/06                                                      150,000                 160,021
BUILDING-RESIDENTIAL & COMMERCIAL (0.09%)
 DR Horton
  8.50%; 04/15/12                                                      220,000                 221,100
CABLE & OTHER PAY TV SERVICES (0.20%)
 AT&T Broadband
  8.38%; 03/15/13                                                      408,000                 463,456
CABLE TV (0.22%)
 COX Communications
  6.75%; 03/15/11                                                      470,000                 505,712
CASINO HOTELS (0.10%)
 Mirage Resorts
  6.75%; 02/01/08                                                      225,000                 228,903
CASINO SERVICES (0.09%)
 International Game Technology
  8.38%; 05/15/09                                                      190,000                 210,900
CELLULAR TELECOMMUNICATIONS (0.51%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                      290,000                 291,450
 Telus
  7.50%; 06/01/07                                                      150,000                 145,500
 Verizon Wireless Capital
  5.38%; 12/15/06                                                      720,000                 752,174
                                                                                             1,189,124
CHEMICALS-DIVERSIFIED (0.31%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                      240,000                 251,510
  7.00%; 03/15/11                                                      160,000                 176,416
                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
 Dow Chemical
                                                                    $                     $
  5.00%; 11/15/07                                                       20,000                  20,362
  5.75%; 11/15/09                                                      135,000                 139,669
 Lyondell Chemical
  9.50%; 12/15/08                                                      140,000                 130,200
                                                                                               718,157
COATINGS & PAINT (0.07%)
 Valspar
  6.00%; 05/01/07                                                      155,000                 164,836
COMMERCIAL BANKS (0.65%)
 Fleet National Bank
  5.75%; 01/15/09                                                    1,000,000               1,065,258
 KeyBank
  5.70%; 08/15/12                                                      180,000                 191,330
 Union Planters Bank
  5.13%; 06/15/07                                                      235,000                 250,361
                                                                                             1,506,949
COMMERCIAL SERVICE-FINANCE (0.04%)
 Deluxe
  5.00%; 12/15/12                                                       95,000                  96,785
COMPUTER SERVICES (0.06%)
 Unisys
  8.13%; 06/01/06                                                      130,000                 135,525
COMPUTERS (0.09%)
 International Business Machines
  4.25%; 09/15/09                                                      210,000                 214,423
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 NCR /1/
  7.13%; 06/15/09                                                       75,000                  78,047
CREDIT CARD ASSET BACKED SECURITIES (2.59%)
 American Express Credit Account      Master Trust
  5.60%; 11/15/06                                                    1,265,000               1,328,745
 American Express Master Trust
  7.85%; 08/15/05                                                      600,000                 659,333
 Discover Card Master Trust I
  5.60%; 05/16/06                                                    1,750,000               1,811,909
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                    2,000,000               2,220,112
                                                                                             6,020,099
DIVERSIFIED FINANCIAL SERVICES (1.22%)
 Citigroup
  5.75%; 05/10/06                                                      750,000                 814,183
  6.00%; 02/21/12                                                       80,000                  87,792
  6.63%; 06/15/32                                                      230,000                 251,097
 General Electric Capital
  4.63%; 09/15/09                                                      400,000                 409,791
  6.75%; 03/15/32                                                      445,000                 491,988
 John Deere Capital
  3.13%; 12/15/05                                                      250,000                 252,199
  7.00%; 03/15/12                                                      165,000                 191,305
 Nisource Finance
  7.50%; 11/15/03                                                      100,000                 100,789
                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 Textron Financial
                                                                    $                     $
  5.88%; 06/01/07                                                      230,000                 241,790
                                                                                             2,840,934
DIVERSIFIED OPERATIONS (0.10%)
 Rio Tinto Finance
  5.75%; 07/03/06                                                      220,000                 240,349
ELECTRIC-INTEGRATED (1.69%)
 Arizona Public Service
  6.50%; 03/01/12                                                      215,000                 228,981
 Consumers Energy
  6.00%; 03/15/05                                                      155,000                 153,643
 Dominion Resources
  7.82%; 09/15/14                                                    1,000,000               1,071,392
 DTE Energy
  6.00%; 06/01/04                                                      475,000                 497,528
 Exelon
  6.75%; 05/01/11                                                      200,000                 218,921
 GPU
  7.70%; 12/01/05                                                      435,000                 467,638
 Indianapolis Power & Light
  7.38%; 08/01/07                                                       95,000                  86,955
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                      225,000                 234,162
 Oncor Electric Delivery /1/
  6.38%; 05/01/12                                                      250,000                 257,491
 PG&E National Energy Group
  10.38%; 05/16/11                                                     225,000                  85,500
 Progress Energy
  6.05%; 04/15/07                                                      160,000                 170,405
 PSEG Power
  6.95%; 06/01/12                                                      150,000                 152,300
 Southwestern Electric Power
  4.50%; 07/01/05                                                      240,000                 242,642
 TECO Energy
  6.13%; 05/01/07                                                       90,000                  78,300
                                                                                             3,945,858
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.03%)
 Flextronics International
  9.88%; 07/01/10                                                       65,000                  70,038
ENERGY-ALTERNATE SOURCES (0.10%)
 MidAmerican Energy Holdings /1/
  4.63%; 10/01/07                                                      225,000                 226,222
FEDERAL & FEDERALLY SPONSORED CREDIT (0.14%)
 Housing Urban Development
  2.99%; 08/01/05                                                      325,000                 332,165
FINANCE-AUTO LOANS (1.03%)
 Ford Motor Credit
  6.88%; 02/01/06                                                      700,000                 701,226
  7.25%; 10/25/11                                                      425,000                 412,962
 General Motors Acceptance
  6.88%; 09/15/11                                                      425,000                 423,836
  6.88%; 08/28/12                                                      175,000                 172,506
  7.00%; 02/01/12                                                      250,000                 251,059
  8.00%; 11/01/31                                                      220,000                 221,198
                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 Toyota Motor Credit
                                                                    $                     $
  2.80%; 01/18/06                                                      225,000                 227,001
                                                                                             2,409,788
FINANCE-COMMERCIAL (0.07%)
 CIT Group
  7.75%; 04/02/12                                                      145,000                 162,857
FINANCE-CONSUMER LOANS (0.49%)
 American General Finance
  5.38%; 09/01/09                                                      185,000                 194,377
 Household Finance
  5.75%; 01/30/07                                                      750,000                 784,961
  7.63%; 05/17/32                                                      140,000                 156,716
                                                                                             1,136,054
FINANCE-INVESTMENT BANKER & BROKER (0.98%)
 Banque Paribas
  6.88%; 03/01/09                                                      400,000                 445,399
 Bear Stearns
  4.00%; 01/31/08                                                      110,000                 110,863
 Credit Suisse First Boston
  5.75%; 04/15/07                                                      245,000                 262,268
 Goldman Sachs Group
  6.88%; 01/15/11                                                      450,000                 502,308
 Lehman Brothers Holdings
  6.63%; 01/18/12                                                      700,000                 774,781
 Morgan Stanley /2/
  0.95%; 04/01/34                                                    4,670,060                 181,639
                                                                                             2,277,258
FINANCE-LEASING COMPANY (0.05%)
 Case Credit
  6.13%; 02/15/03                                                      110,000                 109,289
FINANCE-MORTGAGE LOAN/BANKER (7.28%)
 Countrywide Home Loans
  4.25%; 12/19/07                                                      120,000                 121,452
  5.25%; 06/15/04                                                      950,000                 988,060
 Federal Home Loan Bank System
  5.75%; 05/15/12                                                      450,000                 503,141
 Federal Home Loan Mortgage
  4.75%; 10/11/12                                                      550,000                 555,613
  5.13%; 10/15/08                                                    1,250,000               1,363,241
  5.50%; 09/15/11                                                    1,500,000               1,643,303
  5.75%; 01/15/12                                                      220,000                 244,794
  6.00%; 05/25/12                                                    1,370,000               1,430,696
  6.75%; 03/15/31                                                    1,786,000               2,135,897
 Federal National Mortgage Association
  3.70%; 11/01/07                                                      920,000                 939,916
  3.75%; 07/29/05                                                      975,000                 999,827
  4.32%; 07/26/07                                                      485,000                 511,219
  5.00%; 01/20/07                                                      360,000                 374,100
  5.00%; 03/12/07                                                    1,300,000               1,309,784
  5.25%; 08/01/12                                                      950,000                 991,985
  5.50%; 03/15/11                                                    1,000,000               1,096,004
  6.00%; 05/15/08                                                    1,000,000               1,132,716
  6.25%; 05/15/29                                                      550,000                 611,722
                                                                                            16,953,470
                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (1.02%)
 Mellon Funding
                                                                    $                     $
  4.88%; 06/15/07                                                      185,000                 195,426
 Pemex Master Trust /1/
  7.88%; 02/01/09                                                      620,000                 666,500
 Verizon Global Funding
  6.75%; 12/01/05                                                    1,000,000               1,104,907
  7.25%; 12/01/10                                                      350,000                 397,786
                                                                                             2,364,619
FOOD-FLOUR & GRAIN (0.06%)
 Archer-Daniels-Midland
  5.94%; 10/01/32                                                      140,000                 139,692
FOOD-MISCELLANEOUS/DIVERSIFIED (0.36%)
 Corn Products International
  8.45%; 08/15/09                                                      110,000                 111,707
 General Mills
  6.00%; 02/15/12                                                      390,000                 424,181
 Kraft Foods
  6.25%; 06/01/12                                                       20,000                  22,365
  6.50%; 11/01/31                                                      200,000                 219,770
 Unilever Capital
  5.90%; 11/15/32                                                       55,000                  56,261
                                                                                               834,284
FOOD-RETAIL (0.80%)
 Kroger
  7.50%; 04/01/31                                                      250,000                 279,647
 Safeway
  3.63%; 11/05/03                                                    1,500,000               1,511,470
  5.80%; 08/15/12                                                       70,000                  73,248
                                                                                             1,864,365
HOME DECORATION PRODUCTS (0.04%)
 Newell Rubbermaid
  4.63%; 12/15/09                                                       90,000                  91,811
HOME EQUITY SEQUENTIAL (0.54%)
 Long Beach Mortgage Loan Trust
  4.92%; 05/25/32                                                      840,000                 864,675
 Residential Asset Securities
  4.59%; 10/25/26                                                      380,000                 392,140
                                                                                             1,256,815
HOTELS & MOTELS (0.22%)
 Marriott International
  6.63%; 11/15/03                                                      500,000                 511,169
INDUSTRIAL GASES (0.18%)
 Praxair
  4.75%; 07/15/07                                                      230,000                 241,925
  6.50%; 03/01/08                                                      160,000                 180,354
                                                                                               422,279
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.07%)
 Amvescap
  5.90%; 01/15/07                                                      150,000                 159,123
LIFE & HEALTH INSURANCE (0.11%)
 Lincoln National
  5.25%; 06/15/07                                                      245,000                 252,208
                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MACHINERY-ELECTRICAL (0.04%)
 Emerson Electric
                                                                    $                     $
  4.63%; 10/15/12                                                       40,000                  39,671
  6.00%; 08/15/32                                                       55,000                  55,839
                                                                                                95,510
MEDICAL-DRUGS (0.10%)
 Eli Lilly
  6.00%; 03/15/12                                                      200,000                 223,483
MEDICAL-HMO (0.22%)
 Anthem
  4.88%; 08/01/05                                                      500,000                 519,148
MEDICAL-HOSPITALS (0.46%)
 HCA
  7.13%; 06/01/06                                                      625,000                 662,336
 Tenet Healthcare
  5.00%; 07/01/07                                                      240,000                 217,200
  6.50%; 06/01/12                                                      220,000                 199,100
                                                                                             1,078,636
METAL-ALUMINUM (0.10%)
 Alcoa
  4.25%; 08/15/07                                                      230,000                 239,463
METAL-DIVERSIFIED (0.13%)
 Falconbridge
  7.35%; 06/05/12                                                       65,000                  67,332
 Noranda
  7.25%; 07/15/12                                                      240,000                 226,992
                                                                                               294,324
MISCELLANEOUS INVESTING (0.21%)
 Archstone-Smith Operating Trust
  5.00%; 08/15/07                                                      130,000                 132,715
 Camden Property Trust
  5.88%; 06/01/07                                                       40,000                  42,197
  5.88%; 11/30/12                                                       65,000                  65,960
 United Dominion Realty Trust
  6.50%; 06/15/09                                                      235,000                 250,699
                                                                                               491,571
MONEY CENTER BANKS (0.76%)
 Bank of America
  4.88%; 09/15/12                                                    1,035,000               1,046,167
 HSBC Holdings
  5.25%; 12/12/12                                                      200,000                 204,996
 JP Morgan Chase
  5.25%; 05/30/07                                                       40,000                  42,287
  5.35%; 03/01/07                                                      215,000                 227,427
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                                      245,000                 246,659
                                                                                             1,767,536
MORTGAGE BACKED SECURITIES (3.49%)
 Chase Commercial Mortgage Securities
  7.03%; 10/15/08                                                      279,055                 310,302
  7.63%; 07/15/32                                                      900,000               1,071,187
 CS First Boston Mortgage Securities
  6.39%; 08/15/36                                                    1,250,000               1,399,610
                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 DLJ Commercial Mortgage
                                                                    $                     $
  7.34%; 10/10/32                                                      180,000                 210,908
 GS Mortgage Securities /1/
  6.22%; 05/03/18                                                    1,000,000               1,084,814
 JP Morgan Commercial Mortgage Finance
  7.77%; 10/15/32                                                    1,250,000               1,487,051
 LB-UBS Commercial Mortgage Trust /1/ /2/
  0.65%; 03/15/34                                                    3,116,086                 102,706
 Merrill Lynch Mortgage Investors
  7.34%; 12/26/25                                                    2,000,000               2,203,916
 PNC Mortgage Acceptance
  7.33%; 12/10/32                                                      210,000                 245,387
                                                                                             8,115,881
MULTI-LINE INSURANCE (0.14%)
 MetLife
  5.25%; 12/01/06                                                      300,000                 319,842
MULTIMEDIA (0.74%)
 AOL Time Warner
  7.63%; 04/15/31                                                      500,000                 513,892
 Gannett
  4.95%; 04/01/05                                                      425,000                 449,776
  6.38%; 04/01/12                                                       70,000                  79,540
 News America
  6.63%; 01/09/08                                                      175,000                 187,562
 Viacom
  7.88%; 07/30/30                                                      250,000                 311,208
 Walt Disney
  6.38%; 03/01/12                                                      160,000                 175,004
                                                                                             1,716,982
NON-HAZARDOUS WASTE DISPOSAL (0.11%)
 Allied Waste
  8.50%; 12/01/08                                                      260,000                 261,300
OIL & GAS DRILLING (0.30%)
 Nabors Holdings
  4.88%; 08/15/09                                                      255,000                 263,187
 Northern Natural Gas /1/
  6.88%; 05/01/05                                                      255,000                 270,300
 Transocean
  6.63%; 04/15/11                                                      150,000                 165,164
                                                                                               698,651
OIL COMPANY-EXPLORATION & PRODUCTION (1.09%)
 Alberta Energy
  7.38%; 11/01/31                                                       65,000                  76,293
 Anadarko Finance
  6.75%; 05/01/11                                                      275,000                 309,863
 BP Canada Finance
  3.63%; 01/15/09                                                      450,000                 457,092
 Canadian Natural Resources
  7.20%; 01/15/32                                                      140,000                 156,935
 Devon Energy
  7.95%; 04/15/32                                                      120,000                 144,265
 Kerr-McGee
  5.88%; 09/15/06                                                      450,000                 487,864
                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Nexen
                                                                    $                     $
  7.88%; 03/15/32                                                      125,000                 136,220
 Petroleos Mexicanos /1/
  6.50%; 02/01/05                                                      450,000                 476,437
 Union Oil Company of California
  5.05%; 10/01/12                                                       85,000                  84,961
 XTO Energy
  7.50%; 04/15/12                                                      195,000                 207,187
                                                                                             2,537,117
OIL COMPANY-INTEGRATED (0.58%)
 Amerada Hess
  7.13%; 03/15/33                                                      160,000                 170,475
 Conoco Funding
  7.25%; 10/15/31                                                      350,000                 410,104
 Marathon Oil
  6.80%; 03/15/32                                                      110,000                 114,131
 Occidental Petroleum
  4.00%; 11/30/07                                                      170,000                 172,385
 PanCanadian Energy
  7.20%; 11/01/31                                                      135,000                 156,285
 Petrobras International Finance /1/
  9.13%; 02/01/07                                                      200,000                 188,000
 Petronas Capital
  7.88%; 05/22/22                                                      125,000                 134,303
                                                                                             1,345,683
OIL REFINING & MARKETING (0.50%)
 Ashland
  7.71%; 05/11/07                                                      500,000                 526,863
  8.54%; 01/13/05                                                      250,000                 265,258
 Valero Energy
  6.88%; 04/15/12                                                      350,000                 364,493
                                                                                             1,156,614
PAPER & RELATED PRODUCTS (0.74%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                                      200,000                 207,749
 Domtar
  7.88%; 10/15/11                                                      200,000                 233,752
 International Paper /1/
  5.85%; 10/30/12                                                       60,000                  62,822
  6.75%; 09/01/11                                                       45,000                  50,072
 Norske Skogindustrier /1/
  7.63%; 10/15/11                                                      500,000                 549,513
 Sappi Papier Holding /1/
  6.75%; 06/15/12                                                      100,000                 109,600
 Weyerhaeuser
  6.13%; 03/15/07                                                      250,000                 267,647
  7.38%; 03/15/32                                                      225,000                 244,019
                                                                                             1,725,174
PIPELINES (0.47%)
 Duke Energy Field Services
  7.88%; 08/16/10                                                      500,000                 529,162
 Equitable Resources
  5.15%; 11/15/12                                                      130,000                 130,415
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                                      155,000                 162,193
                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Plains All American Pipeline /1/
                                                                    $                     $
  7.75%; 10/15/12                                                       35,000                  36,400
 Texas Eastern Transmission
  5.25%; 07/15/07                                                      240,000                 246,501
                                                                                             1,104,671
POULTRY (0.19%)
 Tyson Foods
  6.63%; 10/01/04                                                      415,000                 441,253
PROPERTY & CASUALTY INSURANCE (0.19%)
 ACE
  6.00%; 04/01/07                                                      320,000                 342,469
 St. Paul
  5.75%; 03/15/07                                                      105,000                 110,224
                                                                                               452,693
REAL ESTATE OPERATOR & DEVELOPER (0.20%)
 EOP Operating
  7.00%; 07/15/11                                                      325,000                 354,108
 First Industrial
  6.88%; 04/15/12                                                      110,000                 118,597
                                                                                               472,705
REGIONAL AUTHORITY (1.03%)
 Financement Quebec
  5.00%; 10/25/12                                                      675,000                 690,927
 Province of Manitoba
  2.75%; 01/17/06                                                      550,000                 554,821
 Province of Nova Scotia
  5.75%; 02/27/12                                                      430,000                 472,058
 Province of Ontario
  5.13%; 07/17/12                                                      200,000                 213,497
 Province of Quebec
  7.50%; 09/15/29                                                      225,000                 280,608
 Region of Lombardy
  5.80%; 10/25/32                                                      175,000                 182,001
                                                                                             2,393,912
REGIONAL BANKS (1.62%)
 Bank One
  7.63%; 08/01/05                                                      500,000                 563,366
 KeyCorp
  4.63%; 05/16/05                                                      450,000                 468,184
 Korea Development Bank
  7.13%; 04/22/04                                                      850,000                 903,575
 PNC Funding
  5.75%; 08/01/06                                                      600,000                 642,272
 Wachovia
  5.63%; 12/15/08                                                      600,000                 642,190
 Wells Fargo
  5.00%; 11/15/14                                                       95,000                  95,956
  5.13%; 02/15/07                                                      430,000                 461,826
                                                                                             3,777,369
RESEARCH & DEVELOPMENT (0.11%)
 Science Applications International
  7.13%; 07/01/32                                                      235,000                 252,865
                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DISCOUNT (0.24%)
 Target
                                                                    $                     $
  5.38%; 06/15/09                                                      235,000                 249,949
  5.88%; 03/01/12                                                       90,000                  97,578
 Wal-Mart Stores
  4.38%; 07/12/07                                                      210,000                 221,384
                                                                                               568,911
RETAIL-DRUG STORE (0.10%)
 CVS /1/
  7.77%; 01/10/12                                                      203,414                 228,181
RETAIL-MAJOR DEPARTMENT STORE (0.04%)
 Sears Roebuck Acceptance
  7.00%; 06/01/32                                                      122,500                 102,691
RETAIL-REGIONAL DEPARTMENT STORE (0.09%)
 Federated Department Stores
  7.00%; 02/15/28                                                      150,000                 157,866
 Kohl's
  6.00%; 01/15/33                                                       45,000                  45,239
                                                                                               203,105
RETAIL-RESTAURANTS (0.11%)
 Yum! Brands
  7.70%; 07/01/12                                                      240,000                 249,600
SAVINGS & LOANS-THRIFTS (0.04%)
 Washington Mutual
  5.50%; 01/15/13                                                      100,000                 101,950
SOVEREIGN (0.51%)
 Finland Government
  4.75%; 03/06/07                                                      220,000                 237,265
 Italy Government
  5.63%; 06/15/12                                                      315,000                 345,154
 Mexico Government
  8.38%; 01/14/11                                                      350,000                 395,500
 Poland Government
  6.25%; 07/03/12                                                      190,000                 210,900
                                                                                             1,188,819
SUPRANATIONAL BANK (0.27%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                      170,000                 177,703
  6.88%; 03/15/12                                                      220,000                 230,636
 European Investment Bank
  4.63%; 03/01/07                                                      200,000                 214,413
                                                                                               622,752
TELECOMMUNICATION SERVICES (0.22%)
 Citizens Communications
  6.38%; 08/15/04                                                      500,000                 512,291
TELEPHONE COMMUNICATION (0.19%)
 Telstra
  6.38%; 04/01/12                                                      410,000                 453,622
TELEPHONE-INTEGRATED (1.43%)
 Alltel
  7.00%; 07/01/12                                                      275,000                 316,926
  7.88%; 07/01/32                                                       60,000                  73,625
                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 AT&T
                                                                    $                     $
  6.00%; 03/15/09                                                      370,000                 369,470
  7.00%; 11/15/06                                                      110,000                 117,568
 BellSouth
  6.88%; 10/15/31                                                      145,000                 162,528
 British Telecommunications
  7.88%; 12/15/05                                                      685,000                 772,478
 France Telecom
  9.25%; 03/01/11                                                      210,000                 242,817
 SBC Communications
  5.88%; 08/15/12                                                      330,000                 356,346
 Sprint Capital
  6.90%; 05/01/19                                                      150,000                 123,000
  8.75%; 03/15/32                                                      220,000                 209,000
 Telefonica Europe
  7.75%; 09/15/10                                                      360,000                 416,165
 Verizon Florida
  6.13%; 01/15/13                                                      150,000                 160,780
                                                                                             3,320,703
TEXTILE-HOME FURNISHINGS (0.06%)
 Mohawk Industries
  6.50%; 04/15/07                                                      135,000                 147,245
TOOLS-HAND HELD (0.06%)
 Stanley Works /1/
  4.90%; 11/01/12                                                      135,000                 137,841
TRANSPORT-AIR FREIGHT (0.13%)
 FedEx
  7.96%; 03/28/17                                                      282,311                 307,225
TRANSPORT-RAIL (0.86%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                                      145,000                 181,969
 Canadian National Railway
  7.38%; 10/15/31                                                      235,000                 285,026
 Canadian Pacific Railway
  7.13%; 10/15/31                                                      175,000                 203,735
 CSX                                                                0
  6.25%; 10/15/08                                                      390,000                 433,651
 Kansas City Southern
  7.50%; 06/15/09                                                       95,000                 100,225
 Union Pacific
  5.75%; 10/15/07                                                      660,000                 722,310
  6.63%; 02/01/29                                                       80,000                  87,780
                                                                                             2,014,696
                                                                  TOTAL BONDS              103,190,920




                                                         Principal

     Type           Rate              Maturity           Amount                               Value

--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (15.84%)
                                                                    $                     $
FHLMC            5.00%        12/01/17                               2,000,000               2,053,482
FHLMC /3/        5.50%        01/01/09 - 02/01/18                    4,492,995               4,653,490
FHLMC            6.00%        09/01/16 - 11/01/32                   13,619,495              14,144,751
FHLMC            6.50%        04/01/16 - 05/01/32                    8,219,564               8,591,556
FHLMC            7.00%        12/01/29 - 12/01/31                    4,240,504               4,459,216
FHLMC            7.50%        11/01/29 - 03/01/31                    1,989,629               2,116,587
FHLMC            8.00%        09/01/30                                 797,984                 855,766
                                                     TOTAL FHLMC CERTIFICATES               36,874,848

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (15.87%)
FNMA             3.32%        06/25/30                                 600,000                 602,464
FNMA /3/         5.00%        02/01/18                               2,500,000               2,550,780
FNMA             5.50%        03/01/09 - 11/01/32                    3,939,318               4,062,884
FNMA /3/         6.00%        05/01/09 - 08/01/32                    6,811,105               7,089,445
FNMA /3/         6.50%        12/01/10 - 04/01/32                   13,334,435              13,940,603
FNMA             7.00%        08/01/31 - 05/01/32                    5,116,877               5,382,063
FNMA             7.25%        01/15/10 - 05/15/30                    2,275,000               2,798,706
FNMA             7.50%        06/01/30                                 503,702                 534,958
                                                      TOTAL FNMA CERTIFICATES               36,961,903

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (6.22%)
GNMA I           5.50%        12/15/31                                 669,120                 687,796
GNMA I           6.50%        09/15/31 - 04/15/32                    4,635,047               4,868,102
GNMA I           7.00%        10/15/29 - 03/15/31                    1,529,447               1,622,193
GNMA I           7.50%        05/15/29                               1,789,617               1,910,284
GNMA I           8.00%        12/15/30                                 655,547                 709,112
GNMA II          6.00%        07/20/28 - 07/20/29                    3,927,257               4,088,620
GNMA II          6.50%        03/20/28 - 05/20/29                      583,221                 608,978
                                                      TOTAL GNMA CERTIFICATES               14,495,085

                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
TREASURY BONDS (14.37%)
 U.S. Treasury
                                                                    $                     $
  3.50%; 11/15/06                                                    2,140,000               2,226,938
  4.38%; 05/15/07                                                      910,000                 977,184
  4.63%; 05/15/06                                                      705,000                 760,354
  4.75%; 11/15/08                                                      220,000                 240,144
  4.88%; 02/15/12                                                    1,400,000               1,520,257
  5.00%; 02/15/11                                                       50,000                  54,938
  5.00%; 08/15/11                                                       75,000                  82,242
  5.38%; 02/15/31                                                    1,105,000               1,204,622
  5.50%; 05/15/09                                                    3,000,000               3,403,710
  5.63%; 05/15/08                                                    1,950,000               2,212,335
  5.75%; 11/15/05                                                    4,200,000               4,642,806
                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
                                                                    $                     $
  6.13%; 08/15/07                                                    2,000,000               2,299,844
  6.25%; 02/15/07                                                    1,375,000               1,577,544
  6.25%; 08/15/23                                                    2,600,000               3,054,594
  6.25%; 05/15/30                                                    3,090,000               3,697,741
  6.75%; 08/15/26                                                      750,000                 938,350
  7.50%; 11/15/16                                                    2,890,000               3,779,351
  8.00%; 11/15/21                                                      565,000                 787,248
                                                                                            33,460,202
                                                         TOTAL TREASURY BONDS               33,460,202

                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.77%)
DIVERSIFIED FINANCIAL SERVICES (4.71%)
 Investment in Joint Trading Account; General Electric
  Capital                                                           10,000,000
  1.25%; 01/02/03                                                   10,954,139              10,954,139
FINANCE-CREDIT CARD (2.06%)
 American Express Credit                                            10,000,000
  1.05%; 01/02/03                                                    3,070,000               3,069,911
  1.33%; 01/02/03                                                    1,730,000               1,729,936
                                                                                             4,799,847
                                                       TOTAL COMMERCIAL PAPER               15,753,986

                                                         Principal

                                                         Amount                               Value

--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.50%)
 Lehman Brothers; 1.23%; 01/02/03
 (collateralized by FHLBC; $1,161,950; 12/03/03)/4/                  1,161,950               1,161,950
                                                                                          ------------
                           TOTAL REPURCHASE AGREEMENTS                                       1,161,950
                                                                                          ------------
                                        TOTAL PORTFOLIO INVESTMENTS (103.89%)              241,898,894
LIABILITIES, NET OF CASH AND RECEIVABLES (-3.89%)                                           (9,059,684)
                                                   TOTAL NET ASSETS (100.00%)             $232,839,210
                                                                                          ---------------

1 Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $4,474,874 or 1.92% of net assets.
2    Variable rate.
3    Security or a portion of the security was purchased in a  "to-be-announced"
     (TBA) transaction. See Notes to Financial Statements.
4    Security was purchased with cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                               DECEMBER 31, 2002

                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (97.78%)
AEROSPACE & DEFENSE EQUIPMENT (2.07%)
                                                                         $
 Lockheed Martin                                       59,760               3,451,140
 United Technologies                                   13,460                 833,712
                                                                            4,284,852
APPAREL MANUFACTURERS (0.32%)
 Jones Apparel Group /1/                               18,550                 657,412
APPLICATIONS SOFTWARE (0.51%)
 Intuit /1/                                            22,350               1,048,662
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.29%)
 Lear /1/                                              17,950                 597,376
BREWERY (0.90%)
 Anheuser-Busch                                        38,580               1,867,272
BUILDING-RESIDENTIAL & COMMERCIAL (1.00%)
 Lennar                                                40,230               2,075,868
CASINO HOTELS (0.47%)
 Harrah's Entertainment /1/                            24,800                 982,080
CHEMICALS-DIVERSIFIED (2.78%)
 E.I. Du Pont de Nemours                              103,620               4,393,488
 Hercules /1/                                         153,630               1,351,944
                                                                            5,745,432
COMMERCIAL BANKS (5.53%)
 City National                                         14,400                 633,456
 Commerce Bancshares                                   51,964               2,041,665
 First Tennessee National                              56,640               2,035,642
 Greater Bay Bancorp                                   69,240               1,197,160
 Hibernia                                              56,070               1,078,787
 North Fork Bancorp.                                   58,380               1,969,741
 Regions Financial                                     18,210                 607,486
 UnionBanCal                                           47,350               1,859,434
                                                                           11,423,371
COMMERCIAL SERVICES (0.09%)
 Alliance Data Systems /1/                             10,213                 180,974
COMPUTER SERVICES (1.12%)
 Computer Sciences /1/                                 66,880               2,304,016
COMPUTERS (2.89%)
 Hewlett-Packard                                      275,670               4,785,631
 International Business Machines                       15,160               1,174,900
                                                                            5,960,531
COMPUTERS-MEMORY DEVICES (0.28%)
 Veritas Software /1/                                  36,770                 574,347
CONSUMER PRODUCTS-MISCELLANEOUS (1.05%)
 American Greetings                                    39,410                 622,678
 Clorox                                                20,990                 865,837
 Fortune Brands                                        14,490                 673,930
                                                                            2,162,445
CONTAINERS-METAL & GLASS (1.13%)
 Ball                                                  45,510               2,329,657
CONTAINERS-PAPER & PLASTIC (0.51%)
 Pactiv /1/                                            48,390               1,057,805
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (2.78%)
                                                                         $
 Kimberly-Clark                                        18,120                 860,157
 Procter & Gamble                                      56,830               4,883,970
                                                                            5,744,127
DATA PROCESSING & MANAGEMENT (0.94%)
 Acxiom /1/                                           126,050               1,938,649
DIVERSIFIED FINANCIAL SERVICES (1.92%)
 Citigroup                                            112,681               3,965,244
E-COMMERCE-SERVICES (0.69%)
 WebMD /1/                                            167,660               1,433,493
ELECTRIC-INTEGRATED (6.42%)
 Dominion Resources                                    12,740                 699,426
 Edison International /1/                             200,880               2,380,428
 Entergy                                               58,070               2,647,411
 Exelon                                                70,440               3,717,119
 PPL                                                   60,360               2,093,285
 Scana                                                 34,590               1,070,906
 Southern                                              22,620                 642,182
                                                                           13,250,757
ELECTRONICS-MILITARY (0.30%)
 L-3 Communications Holdings /1/                       13,800                 619,758
ENTERPRISE SOFTWARE & SERVICE (0.55%)
 Computer Associates International                     84,830               1,145,205
FINANCE-INVESTMENT BANKER & BROKER (1.86%)
 Bear Stearns                                          38,790               2,304,126
 Instinet Group /1/                                   178,190                 753,744
 Merrill Lynch                                         20,590                 781,390
                                                                            3,839,260
FINANCIAL GUARANTEE INSURANCE (1.27%)
 AMBAC Financial Group                                 36,160               2,033,638
 MBIA                                                  13,600                 596,496
                                                                            2,630,134
FOOD-RETAIL (0.62%)
 Winn-Dixie Stores                                     84,120               1,285,354
INSTRUMENTS-CONTROLS (0.38%)
 Johnson Controls                                       9,740                 780,856
INTERNET BROKERS (1.08%)
 E*trade Group /1/                                    459,600               2,233,656
INTERNET SECURITY (0.65%)
 CheckFree /1/                                         84,080               1,345,364
LIFE & HEALTH INSURANCE (0.84%)
 John Hancock Financial Services                       61,910               1,727,289
MEDICAL STERILIZATION PRODUCT (0.37%)
 Steris /1/                                            31,980                 775,515
MEDICAL-GENERIC DRUGS (0.58%)
 Mylan Laboratories                                    34,590               1,207,191
MEDICAL-HMO (1.18%)
 Aetna                                                 59,270               2,437,182
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (2.14%)
                                                                         $
 Annaly Mortgage Management                           112,630               2,117,444
 Mack-Cali Realty                                      75,780               2,296,134
                                                                            4,413,578
MONEY CENTER BANKS (3.94%)
 Bank of America                                      116,920               8,134,124
MULTI-LINE INSURANCE (4.66%)
 Allstate                                             104,760               3,875,072
 Cigna                                                 40,290               1,656,725
 MetLife                                               79,400               2,146,976
 Old Republic International                            69,450               1,944,600
                                                                            9,623,373
MULTIMEDIA (2.60%)
 Belo                                                  67,710               1,443,577
 Gannett                                               45,910               3,296,338
 Viacom /1/                                            15,320                 624,443
                                                                            5,364,358
NETWORKING PRODUCTS (0.88%)
 Emulex /1/                                            97,814               1,814,450
OFFICE AUTOMATION & EQUIPMENT (1.40%)
 Ikon Office Solutions                                134,560                 962,104
 Xerox /1/                                            239,540               1,928,297
                                                                            2,890,401
OIL COMPANY-EXPLORATION & PRODUCTION (2.78%)
 Anadarko Petroleum                                    21,880               1,048,052
 Apache                                                44,180               2,517,818
 Burlington Resources                                  15,700                 669,605
 Newfield Exploration /1/                              41,570               1,498,599
                                                                            5,734,074
OIL COMPANY-INTEGRATED (9.76%)
 ChevronTexaco                                         14,430                 959,306
 ConocoPhillips                                        34,560               1,672,359
 Exxon Mobil                                          426,540              14,903,308
 Occidental Petroleum                                  91,920               2,615,124
                                                                           20,150,097
PHOTO EQUIPMENT & SUPPLIES (0.28%)
 Eastman Kodak                                         16,350                 572,904
PROPERTY & CASUALTY INSURANCE (1.99%)
 Fidelity National Financial                           63,450               2,083,063
 Travelers Property Casualty /1/                      137,950               2,020,968
                                                                            4,104,031
PUBLISHING-NEWSPAPERS (0.98%)
 Tribune                                               44,520               2,023,879
REGIONAL BANKS (5.94%)
 Bank One                                              53,360               1,950,308
 U.S. Bancorp                                         215,590               4,574,820
 Wells Fargo                                          122,460               5,739,700
                                                                           12,264,828
RETAIL-AUTOMOBILE (1.07%)
 Autonation /1/                                       176,300               2,214,328
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (0.95%)
                                                                         $
 CVS                                                   78,360               1,956,649
RETAIL-HOME FURNISHINGS (0.52%)
 Pier 1 Imports                                        56,950               1,078,064
RETAIL-MAJOR DEPARTMENT STORE (0.33%)
 Sears Roebuck                                         28,890                 691,916
RETAIL-REGIONAL DEPARTMENT STORE (0.29%)
 Federated Department Stores /1/                       20,820                 598,783
SAVINGS & LOANS-THRIFTS (2.52%)
 Charter One Financial                                 80,900               2,324,257
 Greenpoint Financial                                  49,630               2,242,284
 Washington Mutual                                     18,770                 648,128
                                                                            5,214,669
STEEL-PRODUCERS (0.89%)
 United States Steel                                  139,560               1,831,027
TELEPHONE-INTEGRATED (5.46%)
 Alltel                                                66,730               3,403,230
 CenturyTel                                            68,860               2,023,107
 Level 3 Communications /1/                           187,350                 918,015
 SBC Communications                                    57,680               1,563,705
 Sprint                                               125,160               1,812,317
 Verizon Communications                                40,012               1,550,465
                                                                           11,270,839
TOBACCO (0.46%)
 Philip Morris                                         23,340                 945,970
TOOLS-HAND HELD (0.49%)
 Black & Decker                                        23,520               1,008,773
TRANSPORT-RAIL (1.56%)
 Union Pacific                                         53,870               3,225,197
TRANSPORT-SERVICES (1.67%)
 FedEx                                                 63,790               3,458,694
WIRELESS EQUIPMENT (0.85%)
 Motorola                                             202,610               1,752,577
                                         TOTAL COMMON STOCKS              201,948,717

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (0.78%)
FINANCE-INVESTMENT BANKER & BROKER (0.44%)
 Goldman Sachs Group /2/ /3/
                                                   $                     $
  1.52%; 10/02/03                                     250,000                 250,000
 Lehman Brothers Holdings /3/
  6.13%; 07/15/03                                     300,000                 309,608
 Salomon Smith Barney /2/ /3/
  2.08%; 04/28/03                                     350,000                 350,306
                                                                              909,914
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (0.34%)
 Bank of America /2/ /3/
                                                   $                     $
  1.84%; 07/07/03                                     350,000                 350,160
 JP Morgan Chase /2/ /3/
  1.80%; 05/01/03                                     350,000                 350,127
                                                                              700,287
                                                 TOTAL BONDS                1,610,201

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.24%)
DIVERSIFIED FINANCIAL SERVICES (2.24%)
 General Electric Capital /3/
  1.32%; 02/18/03                                     400,000                 399,296
 Investment in Joint Trading Account;
  General Electric Capital
  1.25%; 01/02/03                                   4,238,350               4,238,350
                                                                            4,637,646
                                      TOTAL COMMERCIAL PAPER                4,637,646

                                                Principal Amount
                                                                             Value
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.06%)
 Barclays Capital; 1.25%; 01/02/03
  (collateralized by U.S. agency securities;        4,254,000
  $4,297,810; 07/15/03 - 05/15/11) /3/                                      4,254,000
                                                                         ------------
                TOTAL REPURCHASE AGREEMENTS                                 4,254,000
                                                                         ------------
                       TOTAL PORTFOLIO INVESTMENTS (102.86%)              212,450,564
LIABILITIES, NET OF CASH AND RECEIVABLES (-2.86%)                          (5,909,123)
                                  TOTAL NET ASSETS (100.00%)             $206,541,441
                                                                         ---------------



/1 //Non-income producing security./
/2 //Variable rate./
/3 //Security was purchased with the cash proceeds from securities loans./ See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                               DECEMBER 31, 2002

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (96.37%)
AEROSPACE & DEFENSE EQUIPMENT (2.44%)
                                                                           $
 General Dynamics                                        15,650               1,242,141
 Lockheed Martin                                         42,100               2,431,275
 United Technologies                                     27,125               1,680,122
                                                                              5,353,538
APPLICATIONS SOFTWARE (6.20%)
 Microsoft /1/                                          262,600              13,576,420
BEVERAGES-NON-ALCOHOLIC (3.78%)
 Coca-Cola                                              102,525               4,492,646
 Coca-Cola Enterprises                                   10,900                 236,748
 Pepsico                                                 84,310               3,559,568
                                                                              8,288,962
BREWERY (0.82%)
 Anheuser-Busch                                          36,930               1,787,412
BROADCASTING SERVICES & PROGRAMMING (0.25%)
 Clear Channel Communications /1/                        14,600                 544,434
CELLULAR TELECOMMUNICATIONS (0.26%)
 AT&T Wireless Services /1/                              45,800                 258,770
 Nextel Communications /1/                               27,850                 321,668
                                                                                580,438
CIRCUIT BOARDS (0.29%)
 Jabil Circuit /1/                                       35,180                 630,426
COMMERCIAL SERVICES (0.58%)
 Weight Watchers International /1/                       27,500               1,264,175
COMPUTER SERVICES (0.36%)
 Sungard Data Systems /1/                                33,340                 785,490
COMPUTERS (3.64%)
 Dell Computer /1/                                      144,650               3,867,941
 Hewlett-Packard                                         69,050               1,198,708
 International Business Machines                         37,550               2,910,125
                                                                              7,976,774
COMPUTERS-MEMORY DEVICES (0.70%)
 EMC /1/                                                 68,350                 419,669
 Veritas Software /1/                                    70,800               1,105,896
                                                                              1,525,565
COSMETICS & TOILETRIES (4.05%)
 Alberto-Culver                                          18,100                 912,240
 Colgate-Palmolive                                       25,900               1,357,937
 Gillette                                                31,350                 951,786
 Procter & Gamble                                        65,750               5,650,555
                                                                              8,872,518
DATA PROCESSING & MANAGEMENT (1.17%)
 Automatic Data Processing                               30,350               1,191,238
 First Data                                              38,550               1,365,055
                                                                              2,556,293
DIVERSIFIED FINANCIAL SERVICES (2.78%)
 Citigroup                                              173,066               6,090,193
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (5.92%)
                                                                           $
 3M                                                      17,500               2,157,750
 General Electric                                       443,725              10,804,704
                                                                             12,962,454
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.09%)
 Intel                                                  370,300               5,765,571
 Microchip Technology /1/                                37,590                 919,075
 Texas Instruments                                       88,700               1,331,387
 Xilinx /1/                                              46,250                 952,750
                                                                              8,968,783
ENTERPRISE SOFTWARE & SERVICE (1.38%)
 Oracle /1/                                             234,950               2,537,460
 Peoplesoft /1/                                          27,100                 495,930
                                                                              3,033,390
ENTERTAINMENT SOFTWARE (0.33%)
 Electronic Arts /1/                                     14,500                 721,665
FIDUCIARY BANKS (0.28%)
 Bank of New York                                        25,250                 604,990
FINANCE-CREDIT CARD (1.08%)
 American Express                                        66,700               2,357,845
FINANCE-INVESTMENT BANKER & BROKER (0.93%)
 Goldman Sachs Group                                     29,976               2,041,366
FINANCE-MORTGAGE LOAN/BANKER (3.76%)
 Federal Home Loan Mortgage                             139,300               8,225,665
FOOD-MISCELLANEOUS/DIVERSIFIED (0.90%)
 Kraft Foods /1/                                         50,875               1,980,564
FOOD-WHOLESALE & DISTRIBUTION (0.50%)
 Sysco                                                   36,750               1,094,783
INTERNET BROKERS (0.15%)
 Charles Schwab                                          31,000                 336,350
INTERNET SECURITY (0.22%)
 Symantec /1/                                            11,800                 477,310
MEDICAL INSTRUMENTS (1.60%)
 Medtronic                                               77,050               3,513,480
MEDICAL PRODUCTS (3.97%)
 Johnson & Johnson                                      161,750               8,687,592
MEDICAL-BIOMEDICAL/GENE (1.81%)
 Amgen /1/                                               82,110               3,969,197
MEDICAL-DRUGS (10.64%)
 Abbott Laboratories                                     70,750               2,830,000
 Bristol-Myers Squibb                                    48,950               1,133,193
 Celgene /1/                                             14,425                 309,705
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Eli Lilly                                               44,400               2,819,400
 Merck                                                   71,750               4,061,767
 Pfizer                                                 315,425               9,642,542
 Wyeth                                                   67,400               2,520,760
                                                                             23,317,367
MEDICAL-HMO (1.65%)
 UnitedHealth Group                                      43,350               3,619,725
MEDICAL-HOSPITALS (0.75%)
 HCA                                                     39,600               1,643,400
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.97%)
 AmerisourceBergen                                       24,000               1,303,440
 Cardinal Health                                         13,900                 822,741
                                                                              2,126,181
MOTORCYCLE & MOTOR SCOOTER (0.54%)
 Harley-Davidson                                         25,550               1,180,410
MULTI-LINE INSURANCE (2.58%)
 American International Group                            97,550               5,643,267
MULTIMEDIA (1.53%)
 Gannett                                                 19,500               1,400,100
 Viacom /1/                                              47,810               1,948,736
                                                                              3,348,836
NETWORKING PRODUCTS (1.88%)
 Cisco Systems /1/                                      313,800               4,110,780
OIL COMPANY-INTEGRATED (1.94%)
 Exxon Mobil                                            121,500               4,245,210
OIL FIELD MACHINERY & EQUIPMENT (0.20%)
 Smith International /1/                                 13,400                 437,108
OIL-FIELD SERVICES (1.88%)
 Baker Hughes                                            83,800               2,697,522
 BJ Services /1/                                         44,200               1,428,102
                                                                              4,125,624
PHARMACEUTICALS (1.29%)
 Pharmacia                                               67,414               2,817,905
REGIONAL BANKS (0.69%)
 Fifth Third Bancorp                                     25,675               1,503,271
RETAIL-APPAREL & SHOE (0.27%)
 Limited                                                 42,675                 594,463
RETAIL-BEDDING (0.46%)
 Bed Bath & Beyond /1/                                   29,050               1,003,097
RETAIL-BUILDING PRODUCTS (1.66%)
 Home Depot                                              93,840               2,248,406
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (CONTINUED)
                                                                           $
 Lowe's                                                  37,150               1,393,125
                                                                              3,641,531
RETAIL-DISCOUNT (4.86%)
 Costco Wholesale /1/                                    14,050                 394,243
 Dollar General                                          54,175                 647,391
 Dollar Tree Stores /1/                                  22,950                 563,882
 Target                                                  22,050                 661,500
 TJX                                                     45,200                 882,304
 Wal-Mart Stores                                        148,350               7,493,158
                                                                             10,642,478
RETAIL-DRUG STORE (0.64%)
 Walgreen                                                48,075               1,403,309
RETAIL-JEWELRY (0.26%)
 Tiffany                                                 23,750                 567,863
RETAIL-REGIONAL DEPARTMENT STORE (0.60%)
 Kohls /1/                                               23,375               1,307,831
RETAIL-RESTAURANTS (0.60%)
 Wendy's International                                   14,300                 387,101
 Yum! Brands /1/                                         38,600                 934,892
                                                                              1,321,993
SCHOOLS (0.34%)
 Apollo Group /1/                                        16,900                 743,600
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.84%)
 Linear Technology                                       35,850                 922,062
 Maxim Integrated Products /1/                           28,000                 925,120
                                                                              1,847,182
SEMICONDUCTOR EQUIPMENT (0.85%)
 Applied Materials /1/                                   92,300               1,202,669
 Novellus Systems /1/                                    23,400                 657,072
                                                                              1,859,741
TELECOMMUNICATION EQUIPMENT (0.60%)
 Qualcomm /1/                                            36,200               1,317,318
TELEPHONE-INTEGRATED (1.23%)
 Verizon Communications                                  69,598               2,696,922
TELEVISION (0.79%)
 Univision Communications /1/                            70,400               1,724,800
THERAPEUTICS (0.16%)
 Gilead Sciences /1/                                     10,375                 352,750
TOBACCO (1.16%)
 Philip Morris                                           62,950               2,551,363
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.27%)
                                                                           $
 Motorola                                                69,150                 598,148
                                           TOTAL COMMON STOCKS              211,101,545

                                                  Principal Amount
                                                                              Value
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.53%)
 Lehman Brothers;1.23%; 01/02/03
 (collateralized by FHLBC; $1,152,400;               $1,152,400
  12/03/03)/2/                                                             $  1,152,400
                                                                           ------------
                  TOTAL REPURCHASE AGREEMENTS                                 1,152,400
                                                                           ------------
                          TOTAL PORTFOLIO INVESTMENTS (96.90%)              212,253,945
CASH AND RECEIVABLES, NET OF LIABILITIES
 (3.10%)                                                                      6,790,355
                                    TOTAL NET ASSETS (100.00%)             $219,044,300
                                                                           --------------



/1 //Non-income producing security./
/2 //Security was purchased with cash proceeds from securities loans./

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         GOVERNMENT SECURITIES ACCOUNT

                               DECEMBER 31, 2002

                                                  Principal

                                                  Amount                               Value

------------------------------------------------------------------------------------------------------
BONDS (25.10%)
ELECTRIC-INTEGRATED (2.83%)
 Tennessee Valley Authority
                                                             $                      $
  4.75%; 07/15/04                                              3,000,000              3,135,393
  4.88%; 12/15/16                                              2,000,000              2,151,192
  5.38%; 11/13/08                                              4,000,000              4,399,404
                                                                                      9,685,989
FEDERAL & FEDERALLY SPONSORED CREDIT (4.98%)
 Federal Farm Credit Bank
  3.95%; 10/22/07                                              4,000,000              4,068,384
  4.90%; 03/21/06                                              3,000,000              3,229,974
  5.05%; 12/27/12                                              3,000,000              3,086,718
  7.25%; 06/12/07                                              3,000,000              3,537,309
 Housing Urban Development
  6.07%; 08/01/21                                              3,000,000              3,099,489
                                                                                     17,021,874
FINANCE-CONSUMER LOANS (2.39%)
 Student Loan Marketing Association
  4.75%; 04/23/04                                              1,000,000              1,043,775
  5.70%; 07/01/04                                              1,050,000              1,109,904
  6.13%; 12/01/05                                              1,560,000              1,732,293
  6.25%; 12/01/08                                              1,100,000              1,261,173
  8.47%; 12/01/08                                              1,000,000              1,264,268
  9.15%; 12/01/04                                              1,200,000              1,364,708
  9.25%; 06/01/04                                                350,000                386,563
                                                                                      8,162,684
FINANCE-MORTGAGE LOAN/BANKER (10.18%)
 Federal Home Loan Bank System
  4.63%; 08/13/04                                              3,000,000              3,141,513
  4.88%; 11/15/06                                              2,000,000              2,154,774
  4.88%; 05/15/07                                              3,000,000              3,231,417
  5.13%; 03/06/06                                              3,000,000              3,260,169
  5.38%; 02/15/06                                              3,000,000              3,270,084
  5.50%; 01/21/03                                              1,000,000              1,002,215
  5.80%; 09/02/08                                              2,000,000              2,251,706
  6.00%; 09/26/17                                              3,000,000              3,013,701
  6.37%; 03/08/04                                              4,000,000              4,227,256
  6.50%; 11/15/06                                              2,000,000              2,275,640
  6.88%; 08/15/03                                              3,000,000              3,106,905
  7.00%; 02/15/08                                              2,000,000              2,366,258
  7.25%; 05/15/03                                              1,500,000              1,534,170
                                                                                     34,835,808
FINANCE-OTHER SERVICES (4.72%)
 Private Export Funding
  5.34%; 03/15/06                                              3,000,000              3,270,069
  5.69%; 05/15/12                                              2,000,000              2,213,142
  5.80%; 02/01/04                                                660,000                681,483
  6.62%; 10/01/05                                              2,200,000              2,458,958
  6.90%; 01/31/03                                              1,000,000              1,004,346
  7.01%; 04/30/04                                              2,530,000              2,709,359
  7.03%; 10/31/03                                              2,275,000              2,382,121
  8.75%; 06/30/03                                              1,373,000              1,423,665
                                                                                     16,143,143
                                                            TOTAL BONDS              85,849,498

                                                  Principal

    Type         Rate            Maturity         Amount                               Value

------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (36.78%)
                                                             $                      $
FHLMC          5.00%      12/01/32                             3,000,000              2,986,810
FHLMC /1/      5.50%      03/01/09 - 01/01/33                 19,785,019             20,332,779
FHLMC /1/      6.00%      12/01/08 - 01/01/33                 44,423,931             46,149,573
FHLMC          6.50%      07/01/16 - 10/01/32                 41,790,458             43,625,625
FHLMC          7.00%      09/01/23 - 10/01/31                  8,158,465              8,588,173
FHLMC          7.50%      03/01/23 - 02/01/31                  2,727,084              2,901,633
FHLMC          8.00%      10/01/30                             1,129,238              1,210,541
                                               TOTAL FHLMC CERTIFICATES             125,795,134

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (25.93%)
FNMA           4.50%      08/01/09                             1,988,605              2,028,323
FNMA /1/       5.00%      01/01/18                             6,000,000              6,160,446
FNMA /1/       5.50%      08/01/17 - 05/01/24                 12,345,972             12,782,047
FNMA /1/       6.00%      02/01/09 - 01/01/33                 27,909,378             28,907,364
FNMA           6.50%      06/01/16 - 06/01/32                 24,363,351             25,426,764
FNMA           7.00%      08/01/23 - 04/01/32                 10,385,079             10,929,876
FNMA           7.50%      04/01/22 - 05/01/31                  2,118,470              2,252,476
FNMA           8.00%      06/01/30                               179,030                193,002
                                                TOTAL FNMA CERTIFICATES              88,680,298

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (9.65%)
GNMA I         6.50%      05/15/26 - 07/15/31                  7,978,779              8,382,439
GNMA I         7.00%      01/15/24 - 06/15/32                 10,062,305             10,675,411
GNMA I         7.50%      10/15/30 - 08/15/31                  2,515,104              2,683,434
GNMA II        6.00%      05/20/24 - 07/20/29                  9,490,086              9,894,310
GNMA II        6.50%      12/20/25 - 02/20/26                  1,316,300              1,378,471
                                                TOTAL GNMA CERTIFICATES              33,014,065




..

                                        Principal
                                        Amount                         Value
---------------------------------------------------------------------------------------
COMMERCIAL PAPER (14.66%)
FINANCE-MORTGAGE LOAN/BANKER (14.66%)
 Federal National Mortgage Association
  1.53%; 01/14/03                            $5,000,000             $  4,997,238
  1.68%; 01/08/03                            10,000,000                9,996,733
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
  0.75%; 01/02/03                            35,123,961               35,123,229
                                                                      50,117,200
                                 TOTAL COMMERCIAL PAPER               50,117,200
                                                                    ------------

                  TOTAL PORTFOLIO INVESTMENTS (112.12%)              383,456,195

LIABILITIES, NET OF CASH AND
 RECEIVABLES (-12.12%)                                        (41,455,613)
                       TOTAL NET ASSETS (100.00%)             $342,000,582
                                                              --------------


/1 //Security or a portion of the security was purchased in a "to-be-/
  /announced" (TBA) transaction. See Notes to Financial Statements/

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 GROWTH ACCOUNT

                               DECEMBER 31, 2002

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (99.35%)
APPLICATIONS SOFTWARE (5.38%)
                                                                           $
 Microsoft /1/                                          116,610               6,028,737
 Siebel Systems /1/                                      86,570                 647,544
                                                                              6,676,281
CABLE TV (1.35%)
 Comcast /1/                                             74,000               1,671,660
COMMERCIAL SERVICE-FINANCE (4.57%)
 H&R Block                                               50,180               2,017,236
 Paychex                                                130,800               3,649,320
                                                                              5,666,556
COMPUTERS-MEMORY DEVICES (1.38%)
 Veritas Software /1/                                   109,510               1,710,546
COSMETICS & TOILETRIES (1.04%)
 Alberto-Culver                                          25,690               1,294,776
DATA PROCESSING & MANAGEMENT (2.02%)
 Automatic Data Processing                               63,810               2,504,543
DIVERSIFIED FINANCIAL SERVICES (1.58%)
 Citigroup                                               55,792               1,963,320
DIVERSIFIED MANUFACTURING OPERATIONS (3.43%)
 General Electric                                       174,860               4,257,841
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.71%)
 Intel                                                   73,760               1,148,443
 Texas Instruments                                       65,310                 980,303
                                                                              2,128,746
ENTERPRISE SOFTWARE & SERVICE (1.40%)
 BEA Systems /1/                                        152,050               1,744,014
FIDUCIARY BANKS (1.40%)
 State Street                                            44,590               1,739,010
FINANCE-INVESTMENT BANKER & BROKER (0.84%)
 Morgan Stanley                                          26,000               1,037,920
FINANCE-MORTGAGE LOAN/BANKER (1.92%)
 Federal National Mortgage Association                   37,130               2,388,573
FOOD-CONFECTIONERY (1.52%)
 Wm. Wrigley Jr.                                         34,480               1,892,262
FOOD-RETAIL (2.57%)
 Whole Foods Market /1/                                  60,380               3,183,837
FOOD-WHOLESALE & DISTRIBUTION (4.69%)
 Sysco                                                  195,200               5,815,008
INTERNET SECURITY (2.41%)
 Symantec /1/                                            73,800               2,985,210
MEDICAL INSTRUMENTS (9.53%)
 Biomet                                                  89,830               2,574,528
 Medtronic                                              135,730               6,189,288
 St. Jude Medical /1/                                    77,050               3,060,426
                                                                             11,824,242
MEDICAL PRODUCTS (5.88%)
 Johnson & Johnson                                      135,820               7,294,892
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (7.18%)
                                                                           $
 Forest Laboratories /1/                                 19,470               1,912,343
 Pfizer                                                 228,700               6,991,359
                                                                              8,903,702
MEDICAL-HMO (1.57%)
 UnitedHealth Group                                      23,270               1,943,045
MEDICAL-WHOLESALE DRUG DISTRIBUTION (4.05%)
 Cardinal Health                                         84,890               5,024,639
MOTORCYCLE & MOTOR SCOOTER (2.26%)
 Harley-Davidson                                         60,800               2,808,960
MULTI-LINE INSURANCE (3.24%)
 American International Group                            69,485               4,019,707
NETWORKING PRODUCTS (4.08%)
 Cisco Systems /1/                                      386,300               5,060,530
PROPERTY & CASUALTY INSURANCE (0.09%)
 Travelers Property Casualty /1/                          2,413                  35,350
 Travelers Property Casualty /1/                          4,952                  72,547
                                                                                107,897
REGIONAL BANKS (3.71%)
 Fifth Third Bancorp                                     78,720               4,609,056
RETAIL-ARTS & CRAFTS (1.11%)
 Michaels Stores /1/                                     44,000               1,377,200
RETAIL-BEDDING (4.95%)
 Bed Bath & Beyond /1/                                  177,920               6,143,578
RETAIL-DISCOUNT (2.67%)
 Wal-Mart Stores                                         65,650               3,315,982
RETAIL-DRUG STORE (0.50%)
 Walgreen                                                21,470                 626,709
RETAIL-JEWELRY (0.20%)
 Tiffany                                                 10,480                 250,577
RETAIL-REGIONAL DEPARTMENT STORE (2.76%)
 Kohls /1/                                               61,120               3,419,664
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (4.95%)
 Linear Technology                                      109,130               2,806,824
 Maxim Integrated Products /1/                          100,940               3,335,057
                                                                              6,141,881
SEMICONDUCTOR EQUIPMENT (1.41%)
 Applied Materials /1/                                  134,060               1,746,802
                                           TOTAL COMMON STOCKS              123,279,166

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.55%)
DIVERSIFIED FINANCIAL SERVICES (0.55%)
 Investment in Joint Trading Account; General
  Electric Capital
                                                     $                     $
  1.25%; 01/02/03                                       677,845                 677,845
                                        TOTAL COMMERCIAL PAPER                  677,845
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (99.90%)              123,957,011
CASH AND RECEIVABLES, NET OF LIABILITIES (0.10%)                                122,160
                                    TOTAL NET ASSETS (100.00%)             $124,079,171
                                                                           --------------



/1 //Non-income producing security./

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               HIGH YIELD ACCOUNT

                               DECEMBER 31, 2002

                                          Principal

                                          Amount                             Value

--------------------------------------------------------------------------------------------
BONDS (95.42%)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.54%)
 Lear
                                                     $                     $
  7.96%; 05/15/05                                       150,000               153,938
BUILDING-RESIDENTIAL & COMMERCIAL (2.49%)
 DR Horton
  8.50%; 04/15/12                                       150,000               150,750
CABLE TV (0.75%)
 Charter Communications Holdings
  10.75%; 10/01/09                                      100,000                45,250
CASINO HOTELS (3.99%)
 Boyd Gaming
  9.50%; 07/15/07                                        85,000                89,038
 Mirage Resorts
  6.75%; 08/01/07                                       150,000               152,196
                                                                              241,234
CASINO SERVICES (1.65%)
 International Game Technology
  8.38%; 05/15/09                                        90,000                99,900
CELLULAR TELECOMMUNICATIONS (4.09%)
 AT&T Wireless Services
  8.13%; 05/01/12                                       150,000               150,750
 Telus
  7.50%; 06/01/07                                       100,000                97,000
                                                                              247,750
CHEMICALS-DIVERSIFIED (1.59%)
 Lyondell Chemical
  9.88%; 05/01/07                                       100,000                96,000
CHEMICALS-SPECIALTY (0.89%)
 OM Group
  9.25%; 12/15/11                                       100,000                54,000
COMPUTER SERVICES (2.58%)
 Unisys
  8.13%; 06/01/06                                       150,000               156,375
CONTAINERS-METAL & GLASS (1.68%)
 Owens-Brockway
  8.75%; 11/15/12                                       100,000               101,500
DIVERSIFIED MANUFACTURING OPERATIONS (1.55%)
 Tyco International Group
  6.38%; 10/15/11                                       100,000                93,500
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.67%)
 Flextronics International
  9.88%; 07/01/10                                       150,000               161,625
FOOD-MEAT PRODUCTS (1.56%)
 Swift /1/
  10.13%; 10/01/09                                      100,000                94,500
FOOD-MISCELLANEOUS/DIVERSIFIED (2.92%)
 Dean Foods
  8.15%; 08/01/07                                       168,000               176,820
                                          Principal

                                          Amount                             Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (1.53%)
 Ingles Markets
                                                     $                     $
  8.88%; 12/01/11                                       100,000                92,500
FUNERAL SERVICE & RELATED ITEMS (1.55%)
 Service Corp. International /1/
  7.70%; 04/15/09                                       100,000                93,500
HOTELS & MOTELS (1.66%)
 John Q Hammons Hotels
  8.88%; 05/15/12                                       100,000               100,500
MEDICAL PRODUCTS (1.71%)
 Hanger Orthopedic Group
  10.38%; 02/15/09                                      100,000               103,500
MEDICAL-HOSPITALS (1.67%)
 HCA
  6.30%; 10/01/12                                       100,000               100,854
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.69%)
 AmerisourceBergen
  7.25%; 11/15/12                                       100,000               102,500
MULTIMEDIA (2.96%)
 Belo
  8.00%; 11/01/08                                        50,000                57,245
 Corus Entertainment
  8.75%; 03/01/12                                       115,000               121,756
                                                                              179,001
NETWORKING PRODUCTS (0.53%)
 Lucent Technologies
  7.25%; 07/15/06                                        56,666                32,016
NON-HAZARDOUS WASTE DISPOSAL (1.66%)
 Allied Waste
  8.50%; 12/01/08                                       100,000               100,500
OIL COMPANY-EXPLORATION & PRODUCTION (3.38%)
 Forest Oil
  8.00%; 12/15/11                                       100,000               105,500
 Magnum Hunter Resources
  10.00%; 06/01/07                                       95,000                99,275
                                                                              204,775
PAPER & RELATED PRODUCTS (1.64%)
 Smurfit Capital Funding
  6.75%; 11/20/05                                       100,000                99,000
RETAIL-PROPANE DISTRIBUTION (1.71%)
 Ferrellgas Partners
  8.75%; 06/15/12                                       100,000               103,500
RETAIL-RESTAURANTS (2.58%)
 Yum! Brands
  7.70%; 07/01/12                                       150,000               156,000
RETAIL-VISION SERVICE CENTER (1.55%)
 Cole National Group
  8.88%; 05/15/12                                       100,000                94,000
                                          Principal

                                          Amount                             Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SATELLITE TELECOM (1.79%)
 Echostar DBS
                                                     $                     $
  10.38%; 10/01/07                                      100,000               108,250
SPECIAL PURPOSE ENTITY (24.95%)
 TRAINS /1/ /2/
  8.65%; 02/01/12                                     1,586,666             1,509,316
STEEL-PRODUCERS (4.13%)
 AK Steel /1/
  7.75%; 06/15/12                                       150,000               151,125
 United States Steel
  10.75%; 08/01/08                                      100,000                98,500
                                                                              249,625
TELEPHONE-INTEGRATED (1.62%)
 Qwest
  7.63%; 06/09/03                                       100,000                98,000
TELEVISION (1.72%)
 Sinclair Broadcast Group
  8.00%; 03/15/12                                       100,000               104,250
THEATERS (1.76%)
 Regal Cinemas
  9.38%; 02/01/12                                       100,000               106,500
TRANSPORT-RAIL (2.18%)
 Kansas City Southern
  7.50%; 06/15/09                                       125,000               131,875
WIRELESS EQUIPMENT (0.50%)
 SBA Communications
  10.25%; 02/01/09                                       56,000                30,240
                                                   TOTAL BONDS              5,773,344

                                          Shares

                                          Held                               Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (0.00%)
COMPUTER SERVICES (0.00%)
                                                                           $
 Decisionone /3/                                          1,166                     -
 Decisionone /3/                                            684                     -
 Decisionone /3/                                          1,180                     -
 Decisionone /3/                                            700                     -
                                                                                    -
WIRELESS EQUIPMENT (0.00%)
 FWT /3/                                                  3,733                     -
                                           TOTAL COMMON STOCKS                      -

                                          Shares

                                          Held                               Value

--------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
TELECOMMUNICATION SERVICES (0.00%)
                                                                           $
 Global Crossing /3/                                      2,631                     -
WIRELESS EQUIPMENT (0.00%)
 FWT /3/                                                 42,746                     -
                                        TOTAL PREFERRED STOCKS                      -

                                          Principal
                                           Amount                             Value

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.27%)
FINANCE-MORTGAGE LOAN/BANKER (2.27%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
                                                     $                     $
  0.75%; 01/02/03                                       137,332               137,332
                                        TOTAL COMMERCIAL PAPER                137,332
                                                                           ----------

                          TOTAL PORTFOLIO INVESTMENTS (97.69%)              5,910,676
CASH AND RECEIVABLES, NET OF LIABILITIES (2.31%)                              139,868
                                    TOTAL NET ASSETS (100.00%)             $6,050,544
                                                                           ------------

1 Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $1,848,441 or 30.55% of net assets.
2    Variable rate.
3    Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL ACCOUNT

                               DECEMBER 31, 2002

                                                Shares
                                                 Held                  Value
--------------------------------------------------------------------------------------
COMMON STOCKS (96.00%)
ADVERTISING SERVICES (0.52%)
                                                                    $
 Aegis Group                                     492,400                620,299
AIRLINES (0.51%)
 Deutsche Lufthansa /1/                           64,542                610,251
AUDIO & VIDEO PRODUCTS (0.68%)
 Sony                                             19,500                815,033
AUTO-CARS & LIGHT TRUCKS (4.38%)
 Bayerische Motoren Werke                         25,097                762,450
 Honda Motor                                      37,799              1,398,312
 Nissan Motor                                    248,830              1,941,658
 PSA Peugeot Citroen                              27,487              1,120,911
                                                                      5,223,331
BEVERAGES-WINE & SPIRITS (1.07%)
 Allied Domecq                                   199,000              1,271,869
BREWERY (0.82%)
 Interbrew                                        41,260                974,210
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.10%)
 Lafarge                                          17,338              1,306,365
CELLULAR TELECOMMUNICATIONS (3.04%)
 America Movil /1/                                44,800                643,328
 China Mobile /1/                                222,500                529,259
 Orange /1/                                       81,300                562,234
 Vodafone Group                                1,039,052              1,894,412
                                                                      3,629,233
CHEMICALS-DIVERSIFIED (2.36%)
 Bayer                                            25,440                533,935
 DSMA                                             20,080                914,101
 Shin-Estu Chemical                               22,410                734,599
 Sumitomo Chemical                               159,000                628,390
                                                                      2,811,025
CHEMICALS-SPECIALTY (0.76%)
 Lonza Group                                      14,859                902,695
COMMERCIAL BANKS (5.88%)
 Allied Irish Banks                              129,197              1,773,372
 Bank of Ireland                                 123,900              1,272,902
 Chinatrust Financial Holding /1/                729,000                593,348
 DnB Holding                                     174,920                823,118
 Fortis                                           33,613                587,656
 Kookmin Bank                                     14,872                526,642
 National Bank of Canada                          44,300                905,741
 Skandinaviska Enskilida Banken                   63,900                531,687
                                                                      7,014,466
COOPERATIVE BANKS (0.68%)
 Banco Popolare di Verona e Novara                72,900                813,208
COSMETICS & TOILETRIES (0.66%)
 Shiseido                                         60,600                787,948
DIVERSIFIED FINANCIAL SERVICES (0.49%)
 Deutsche Boerse                                  14,690                585,796
DIVERSIFIED MINERALS (2.17%)
 Anglo American                                   87,803              1,303,991
                                                Shares
                                                 Held                  Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MINERALS (CONTINUED)
                                                                    $
 Cia Vale do Rio Doce /1/                         29,220                844,750
 WMC                                             159,300                439,539
                                                                      2,588,280
DIVERSIFIED OPERATIONS (0.51%)
 Brascan                                          30,050                603,929
ELECTRIC PRODUCTS-MISCELLANEOUS (0.66%)
 Brother Industries                              124,000                786,821
ELECTRIC-INTEGRATED (1.34%)
 E.On AG                                          24,155                973,373
 Korea Electric Power                             40,800                627,798
                                                                      1,601,171
ELECTRONIC COMPONENTS-MISCELLANEOUS (3.06%)
 Koninklijke Philips Electronics                  70,908              1,242,661
 Kyocera                                          12,730                741,252
 Samsung Electronics                               6,301              1,668,154
                                                                      3,652,067
FINANCE-INVESTMENT BANKER & BROKER (0.38%)
 Nomura Securities                                40,730                457,856
FINANCE-OTHER SERVICES (0.67%)
 Grupo Financiero BBVA Bancomer /1/            1,051,600                794,931
FOOD-MISCELLANEOUS/DIVERSIFIED (4.55%)
 Nestle                                           11,801              2,500,682
 Unilever                                         47,588              2,923,920
                                                                      5,424,602
FOOD-RETAIL (0.33%)
 Safeway                                         112,509                388,067
GAS-DISTRIBUTION (1.50%)
 Centrica                                        296,819                817,122
 Tokyo Gas                                       308,000                965,501
                                                                      1,782,623
GAS-TRANSPORTATION (0.77%)
 Snam Rete Gas                                   270,600                922,895
GOLD MINING (0.30%)
 Barrick Gold                                     23,150                356,819
IMPORT & EXPORT (0.95%)
 Mitsubishi                                      186,300              1,138,177
LIFE & HEALTH INSURANCE (0.49%)
 Power Corp. of Canada                            25,490                580,858
MACHINERY TOOLS & RELATED PRODUCTS (0.78%)
 Sandvik                                          41,671                930,188
MACHINERY-CONSTRUCTION & MINING (0.72%)
 Atlas Copco                                      44,040                859,238
MACHINERY-ELECTRICAL (1.17%)
 Schneider Electric                               29,405              1,391,370
MEDICAL-DRUGS (7.21%)
 Aventis                                          34,564              1,878,862
 GlaxoSmithKline                                  70,424              1,351,437
 Novartis                                         45,410              1,656,856
                                                Shares
                                                 Held                  Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                    $
 Novo Nordisk                                     24,300                702,044
 Schering                                         14,276                621,721
 Takeda Chemical Industries                       15,933                665,945
 Teva Pharmaceutical Industries                   15,566                601,003
 Yamanouchi Pharmaceutical                        38,470              1,115,167
                                                                      8,593,035
METAL-DIVERSIFIED (1.14%)
 Rio Tinto                                        48,940                976,977
 WMC Resources                                   159,300                378,542
                                                                      1,355,519
MONEY CENTER BANKS (9.04%)
 ABN AMRO Holding                                 78,124              1,277,300
 Barclays                                        304,372              1,879,182
 BNP Paribas                                      43,234              1,761,708
 Royal Bank of Canada                             31,117              1,139,460
 Royal Bank of Scotland                           84,600              2,023,896
 UBS                                              23,731              1,153,340
 UniCredito Italiano                             384,900              1,538,913
                                                                     10,773,799
MULTI-LINE INSURANCE (2.21%)
 AXA                                              42,600                571,770
 ING Groep                                        73,770              1,249,466
 Riunione Adriatica di Sicurta                    66,540                809,994
                                                                      2,631,230
MULTIMEDIA (1.64%)
 News                                             74,334              1,951,269
NON-HOTEL GAMBLING (1.03%)
 Hilton Group                                    458,547              1,232,819
OFFICE AUTOMATION & EQUIPMENT (1.32%)
 Canon                                            41,875              1,577,326
OIL COMPANY-EXPLORATION & PRODUCTION (1.47%)
 Canadian Natural Resources                       31,804                942,162
 Talisman Energy                                  22,370                804,997
                                                                      1,747,159
OIL COMPANY-INTEGRATED (7.74%)
 ENI                                             162,516              2,583,746
 LUKOIL /1/ /2/                                    7,050                433,158
 LUKOIL                                            1,699                104,388
 Shell Transport & Trading                       390,433              2,569,231
 TotalFinaElf                                     24,765              3,537,020
                                                                      9,227,543
OIL REFINING & MARKETING (0.76%)
 Statoil                                         106,774                901,625
OIL-FIELD SERVICES (0.54%)
 Saipem                                           96,700                646,408
PAPER & RELATED PRODUCTS (1.07%)
 Stora Enso Oyj                                   64,050                675,501
 UPM-Kymmene Oyj                                  18,864                605,754
                                                                      1,281,255
                                                Shares
                                                 Held                  Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (0.66%)
                                                                    $
 TransCanada Pipelines                            54,150                785,617
PROPERTY & CASUALTY INSURANCE (1.09%)
 Mitsui Sumitomo Insurance /1/                   221,000              1,016,820
 Samsung Fire & Marine Insurance                   5,140                280,824
                                                                      1,297,644
PUBLIC THOROUGHFARES (1.19%)
 Brisa-Auto Estradas de Portugal                 256,517              1,421,318
PUBLISHING-PERIODICALS (0.86%)
 Wolters Kluwer                                   58,965              1,027,173
RETAIL-APPAREL & SHOE (0.57%)
 Matalan                                         200,961                679,407
RETAIL-MAJOR DEPARTMENT STORE (1.86%)
 Metro                                            92,043              2,221,568
STEEL-PRODUCERS (1.75%)
 Arcelor /1/                                      99,167              1,219,652
 Pohang Iron & Steel                               8,700                865,562
                                                                      2,085,214
TELECOMMUNICATION EQUIPMENT (0.68%)
 Nokia                                            51,975                805,613
TELECOMMUNICATION SERVICES (0.72%)
 SK Telecom                                       40,400                862,540
TELEPHONE-INTEGRATED (4.58%)
 Deutsche Telekom                                 45,280                580,656
 KT                                               49,333              1,063,126
 Royal KPN /1/                                   151,600                986,352
 Telecom Italia                                  454,979              2,296,558
 Telefonica /1/                                   60,200                538,873
                                                                      5,465,565
TOBACCO (2.24%)
 Altadis                                          81,560              1,860,706
 British American Tobacco                         81,499                814,129
                                                                      2,674,835
TRANSPORT-SERVICES (1.33%)
 Exel                                             82,300                911,564
 TPG                                              41,481                672,541
                                                                      1,584,105
                                    TOTAL COMMON STOCKS             114,455,207




                                          Principal
                                           Amount                             Value

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.40%)
DIVERSIFIED FINANCIAL SERVICES (3.40%)
 Investment in Joint Trading Account;
  General Electric Capital
                                                     $                   $
  1.10%; 01/02/03                                     4,055,000             4,054,859
                                        TOTAL COMMERCIAL PAPER              4,054,859
                                                                         ------------

                          TOTAL PORTFOLIO INVESTMENTS (99.40%)            118,510,066
CASH AND RECEIVABLES, NET OF LIABILITIES (0.60%)                              712,202
                                    TOTAL NET ASSETS (100.00%)           $119,222,268
                                                                         --------------
                                      105

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL ACCOUNT

                               DECEMBER 31, 2002


/1 //Non-income producing security./
/2 //Restricted Security - The fund held securities, which were purchased in /
  /private placement transactions and may require registration, or an / /exemption therefrom, in order to effect their sale in the ordinary course / /of business. At the end of the period, restricted securities totaled / /$433,158 or 0.36% of net assets/


                 INVESTMENTS BY COUNTRY
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                   2,769,349              2.34%
 Belgium                     1,561,867              1.32
 Brazil                        844,750              0.71
 Canada                      6,119,584              5.16
 Denmark                       702,044              0.59
 Finland                     2,086,868              1.76
 France                     12,130,239             10.24
 Germany                     6,889,750              5.81
 Hong Kong                     529,259              0.45
 Ireland                     3,046,274              2.57
 Israel                        601,003              0.51
 Italy                       9,611,723              8.11
 Japan                      14,770,803             12.46
 Korea                       5,894,647              4.97
 Luxembourg                  1,219,652              1.03
 Mexico                      1,438,259              1.21
 Netherlands                10,293,514              8.69
 Norway                      1,724,742              1.46
 Portugal                    1,421,318              1.20
 Russia                        537,546              0.45
 Spain                       2,399,579              2.03
 Sweden                      2,321,114              1.96
 Switzerland                 6,213,572              5.24
 Taiwan                        593,348              0.50
 United Kingdom             18,734,403             15.81
 United States               4,054,859              3.42
             TOTAL        $118,510,066            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                               DECEMBER 31, 2002

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (94.22%)
AEROSPACE & DEFENSE (0.45%)
                                                                         $
 Empresa Bras de Aeronautica                            3,100                 49,290
AGRICULTURAL OPERATIONS (0.05%)
 Bunge                                                    229                  5,510
AIRLINES (0.40%)
 Korean Air                                             4,500                 43,253
APPLICATIONS SOFTWARE (1.48%)
 Satyam Computer Services                              12,497                160,586
AUDIO & VIDEO PRODUCTS (0.39%)
 Vestel Elektronik Sanayi /1/                      22,232,000                 42,187
AUTO-CARS & LIGHT TRUCKS (1.11%)
 Perusahaan Otomobil Nasional                          33,000                 76,421
 Ssangyong Motor                                       10,400                 43,931
                                                                             120,352
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.81%)
 Hyundai Mobis                                          4,760                 87,490
BREWERY (1.25%)
 Companhia de Bebidas das Americas                      4,012                 62,427
 Hite Brewery                                           1,760                 72,860
                                                                             135,287
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.38%)
 Anhui Conch Cement                                   368,000                123,872
 Apasco                                                 8,300                 49,733
 Siam Cement                                            2,900                 84,107
                                                                             257,712
BUILDING-RESIDENTIAL & COMMERCIAL (1.16%)
 Corporacion GEO /1/                                   31,400                 57,315
 Land & Houses Public                                  36,800                 68,733
                                                                             126,048
CASINO HOTELS (0.86%)
 Genting Berhad                                        26,400                 93,095
CELLULAR TELECOMMUNICATIONS (4.01%)
 America Movil /1/                                     11,300                162,268
 China Mobile /1/                                      69,174                164,544
 Maxis Communications /1/                              30,000                 42,632
 Vimpel Communications /1/                              2,026                 64,852
                                                                             434,296
CHEMICALS-FIBERS (1.10%)
 Formosa Chemicals & Fibre                            112,340                118,899
COATINGS & PAINT (0.70%)
 Kumgang Korea Chemical                                   770                 75,958
COMMERCIAL BANKS (9.54%)
 Bank Pekao                                             4,200                103,505
 Chinatrust Financial Holding /1/                     201,306                163,847
 Hana Bank                                              3,700                 50,850
 Hansabank                                              3,855                 64,646
 Komercni Banka                                         1,220                 84,283
 Kookmin Bank                                           3,333                118,027
 OTP Bank                                               9,200                 90,441
 Public Bank                                          119,150                 71,176
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 Standard Bank Investment                              49,140                172,667
 Thai Farmers Bank /1/                                163,500                113,805
                                                                           1,033,247
COMPUTERS (0.36%)
 Quanta Computer                                       24,000                 39,344
CONTAINERS-PAPER & PLASTIC (0.50%)
 Taiwan Hon Chuan Enterprise                           42,000                 54,236
DISTRIBUTION-WHOLESALE (0.23%)
 Esprit Holdings                                       15,036                 25,354
DIVERSIFIED FINANCIAL SERVICES (1.20%)
 Shinhan Financial Group                                6,830                 71,407
 Sinopac Holdings                                     141,065                 59,030
                                                                             130,437
DIVERSIFIED MINERALS (3.29%)
 Anglo American                                        18,749                276,411
 Antofagasta                                            7,966                 80,153
                                                                             356,564
DIVERSIFIED OPERATIONS (0.98%)
 Alfa                                                  40,300                 64,432
 Citic Pacific                                         22,700                 41,917
                                                                             106,349
ELECTRIC PRODUCTS-MISCELLANEOUS (0.52%)
 Moatech                                                7,700                 56,417
ELECTRIC-GENERATION (1.92%)
 CEZ                                                   18,700                 57,488
 Huaneng Power International                          110,000                 88,159
 Ratchaburi Electricity Generating Holding            148,800                 62,489
                                                                             208,136
ELECTRIC-INTEGRATED (1.15%)
 Korea Electric Power                                  14,600                124,100
ELECTRONIC COMPONENTS-MISCELLANEOUS (7.80%)
 AU Optronics /1/                                      70,000                 41,070
 Delta Electronics                                     50,364                 31,843
 Samsung Electronics                                      320                 42,640
 Samsung Electronics                                    2,755                729,370
                                                                             844,923
ELECTRONIC CONNECTORS (1.27%)
 Hon Hai Precision Industry                            39,900                137,705
FINANCE-CONSUMER LOANS (1.02%)
 African Bank Investments                             167,995                110,620
FINANCE-OTHER SERVICES (1.67%)
 Fubon Financial Holding                               64,000                 50,802
 Grupo Financiero BBVA Bancomer /1/                   171,829                129,890
                                                                             180,692
FOOD-DAIRY PRODUCTS (0.65%)
 Wimm-Bill-Dann Foods /1/                               3,920                 70,364
FOOD-FLOUR & GRAIN (0.45%)
 Tingyi Holding                                       186,000                 48,298
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.89%)
                                                                         $
 Global Bio-Chem Technology Group                     362,400                 96,428
FOOD-RETAIL (1.19%)
 Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar                                         2,607                 39,887
 Shoprite Holdings                                    108,100                 89,448
                                                                             129,335
GAS-DISTRIBUTION (0.75%)
 OAO Gazprom                                            6,850                 80,830
GOLD MINING (1.09%)
 Harmony Gold Mining                                    6,880                117,867
INTERNET INFRASTRUCTURE SOFTWARE (0.59%)
 RADVision /1/                                         10,716                 64,189
INTERNET SECURITY (0.40%)
 Check Point Software Technologies /1/                  3,300                 42,801
MEDICAL-DRUGS (4.17%)
 Dr. Reddy's Laboratories                               4,730                 91,431
 Gedeon Richter                                           920                 60,771
 Pliva D.D. /2/                                         6,850                 98,084
 Ranbaxy Laboratories                                   7,196                 92,469
 Teva Pharmaceutical Industries                         2,812                108,571
                                                                             451,326
MINING SERVICES (0.80%)
 Yanzhou Coal Mining                                  218,000                 86,659
MONEY CENTER BANKS (1.90%)
 ICICI Banking                                         10,000                 65,000
 State Bank of India /2/                               10,219                140,511
                                                                             205,511
NETWORKING PRODUCTS (0.57%)
 Accton Technology /1/                                 61,000                 62,281
OIL COMPANY-EXPLORATION & PRODUCTION (0.96%)
 CNOOC                                                 44,500                 57,919
 PTT Public                                            46,700                 45,779
                                                                             103,698
OIL COMPANY-INTEGRATED (6.43%)
 LUKOIL /1/ /2/                                           798                 49,030
 LUKOIL                                                 2,260                138,856
 PetroChina                                           568,000                112,895
 Petroleo Brasileiro                                    3,830                 57,220
 Sasol                                                 10,240                125,307
 Surgutneftegaz                                         6,900                109,607
 YUKOS                                                    733                103,301
                                                                             696,216
OIL-FIELD SERVICES (1.36%)
 Tenaris                                                7,666                147,341
PAPER & RELATED PRODUCTS (2.07%)
 Sappi                                                 11,051                147,467
 Votorantim Celulose e Papel                            4,700                 77,268
                                                                             224,735
PETROCHEMICALS (2.97%)
 IOI Berhad                                            81,000                118,302
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PETROCHEMICALS (CONTINUED)
                                                                         $
 LG Chemical                                            3,930                134,529
 Reliance Industries /2/                                5,550                 68,915
                                                                             321,746
PLATINUM (1.78%)
 Impala Platinum Holdings                               3,040                193,089
PROPERTY & CASUALTY INSURANCE (0.94%)
 Samsung Fire & Marine Insurance                        1,860                101,621
REAL ESTATE OPERATOR & DEVELOPER (0.64%)
 Consorcio ARA /1/                                     46,900                 69,472
RETAIL-DISCOUNT (0.50%)
 Lojas Americanas                                  20,900,000                 54,316
RETAIL-HYPERMARKETS (0.79%)
 Pick'n Pay Stores                                     55,192                 85,549
RETAIL-MAJOR DEPARTMENT STORE (0.97%)
 Shinsegae Department Store                               830                104,620
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.58%)
 Realtek Semiconductor                                 36,000                 93,184
 Taiwan Semiconductor Manufacturing /1/               113,880                139,525
 Taiwan Semiconductor Manufacturing /1/                 6,600                 46,530
                                                                             279,239
STEEL-PRODUCERS (1.92%)
 POSCO                                                  8,415                208,103
STEEL-SPECIALTY (0.68%)
 Cia Siderurgica Nacional                               5,100                 73,134
TELECOMMUNICATION SERVICES (1.95%)
 SK Telecom                                             5,657                120,777
 Telekomunikasi Indonesia                             211,401                 90,938
                                                                             211,715
TELEPHONE-INTEGRATED (5.68%)
 Brasil Telecom Participacoes                           3,900                 98,475
 KT                                                     7,946                171,237
 Matav                                                 28,090                101,834
 Telefonos de Mexico                                    7,642                244,391
                                                                             615,937
TOBACCO (0.95%)
 ITC /2/                                                4,100                 56,468
 Korea Tobacco & Ginseng /1/ /2/                        6,806                 46,962
                                                                             103,430
                                         TOTAL COMMON STOCKS              10,207,937




                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
PREFERRED STOCKS (2.85%)
DIVERSIFIED MINERALS (1.24%)
                                                                         $
 Caemi Mineracao e Metalurgica                        905,190                134,244
STEEL-SPECIALTY (0.85%)
 Gerdau                                             9,413,829                 91,745
TEXTILE-PRODUCTS (0.76%)
 Cia de Tecidos do Norte de Minas -
  Coteminas                                         1,138,850                 83,001
                                      TOTAL PREFERRED STOCKS                 308,990
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (97.07%)              10,516,927
CASH AND RECEIVABLES, NET OF LIABILITIES (2.93%)                             317,676
                                  TOTAL NET ASSETS (100.00%)             $10,834,603
                                                                         -------------



/1 //Non-income producing security./
/2 //Restricted Security - The fund held securities, which were purchased in /
  /private placement transactions and may require registration, or an / /exemption therefrom, in order to effect their sale in the ordinary course / /of business. At the end of the period, restricted securities totaled / /$459,970 or 4.25% of net assets./


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Argentina                    147,341              1.40%
 Brazil                       786,630              7.48
 China                        201,054              1.91
 Czech Republic               141,771              1.35
 Hong Kong                    644,990              6.13
 Hungary                      351,130              3.34
 India                        675,380              6.42
 Indonesia                     90,938              0.87
 Israel                       215,561              2.05
 Korea                      2,404,151             22.86
 Malaysia                     401,626              3.82
 Mexico                       777,501              7.39
 Poland                       103,505              0.98
 Russia                       616,840              5.87
 South Africa               1,042,015              9.91
 Spain                         64,646              0.61
 Taiwan                     1,006,454              9.57
 Thailand                     406,756              3.87
 Turkey                        42,187              0.40
 United Kingdom               356,564              3.39
 United States                 39,887              0.38
             TOTAL        $10,516,927            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                               DECEMBER 31, 2002

                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (94.52%)
ADVERTISING AGENCIES (0.53%)
                                                                          $
 Asatsu-DK                                              11,520               204,345
ADVERTISING SERVICES (0.68%)
 Aegis Group                                            25,080                31,594
 Taylor Nelson Sofres                                   94,600               231,491
                                                                             263,085
AGRICULTURAL CHEMICALS (1.02%)
 Agrium                                                 35,280               395,275
AGRICULTURAL OPERATIONS (0.75%)
 Hokuto                                                 14,350               291,426
AIRLINES (1.68%)
 easyJet /1/                                            91,620               408,572
 Westjet Airlines /1/                                   23,996               245,307
                                                                             653,879
APPLIANCES (1.66%)
 Merloni Elettrodomestici                               26,106               274,504
 SEB                                                     4,170               370,210
                                                                             644,714
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.21%)
 Calsonic Kansei                                        38,100               187,177
 Keihin                                                 30,700               296,212
 Showa                                                  49,000               375,748
                                                                             859,137
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.86%)
 Hyundai Mobis                                          18,170               333,971
BEVERAGES-NON-ALCOHOLIC (0.98%)
 Coca-Cola West Japan                                   14,900               222,866
 Cott /1/                                                8,990               160,475
                                                                             383,341
BEVERAGES-WINE & SPIRITS (1.15%)
 Davide Campari                                         14,339               447,960
BREWERY (1.21%)
 Molson /1/                                             22,245               471,006
BROADCASTING SERVICES & PROGRAMMING (0.49%)
 HIT Entertainment                                      55,100               189,608
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.42%)
 Geberit                                                 1,921               552,946
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.51%)
 Amec                                                   86,510               199,508
BUILDING-HEAVY CONSTRUCTION (1.74%)
 Daelim Industrial                                      14,240               171,089
 Grupo Dragados                                         29,802               506,642
                                                                             677,731
BUILDING-RESIDENTIAL & COMMERCIAL (1.74%)
 Persimmon                                              38,800               266,253
 Sekisui Chemical                                      158,200               409,265
                                                                             675,518
CASINO SERVICES (0.68%)
 Aristocrat Leisure                                    100,800               265,639
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.71%)
                                                                          $
 NOVA Chemicals                                         15,030               274,856
CHEMICALS-SPECIALTY (0.31%)
 Gurit-Heberlein                                           262               122,217
COATINGS & PAINT (0.51%)
 Kansai Paint                                           75,400               200,143
COMMERCIAL BANKS (2.83%)
 Anglo Irish Bank                                       99,500               707,936
 Dah Sing Financial                                     16,000                81,042
 KorAm Bank /1/                                         50,200               313,208
                                                                           1,102,186
COMMERCIAL SERVICES (0.80%)
 Intertek Testing Services /1/                          47,650               310,299
CONSULTING SERVICES (0.67%)
 Drake Beam Morin                                        7,100               260,858
CONTAINERS-PAPER & PLASTIC (1.01%)
 Huhtamaki Oyj                                          39,360               394,457
COSMETICS & TOILETRIES (1.23%)
 Aderans                                                21,350               476,763
DISTRIBUTION-WHOLESALE (1.22%)
 Esprit Holdings                                       280,856               473,592
DIVERSIFIED FINANCIAL SERVICES (1.51%)
 Gjensidige /1/                                         17,920               587,176
DIVERSIFIED MINERALS (1.18%)
 Teck Cominco                                           62,280               457,304
DIVERSIFIED OPERATIONS (0.36%)
 Bodycote International                                106,400               140,735
EDUCATIONAL SOFTWARE (0.58%)
 Riverdeep Group /1/                                   152,736               224,394
ELECTRIC PRODUCTS-MISCELLANEOUS (0.67%)
 Brother Industries                                     40,800               258,889
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.20%)
 Venture Manufacturing                                  58,370               467,768
ENERGY-ALTERNATE SOURCES (0.86%)
 Grupo Auxiliar Metalurgico /1/                         20,452               335,027
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (2.51%)
 Fugro                                                  14,271               645,914
 JGC                                                    35,000               195,837
 Takuma                                                 24,913               134,359
                                                                             976,110
ENTERTAINMENT SOFTWARE (0.61%)
 Eidos /1/                                              57,400               116,434
 UBI Soft Entertainment /1/                             10,890               121,137
                                                                             237,571
FINANCE-CONSUMER LOANS (1.58%)
 Cattles                                                72,010               335,034
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
                                                                          $
 Nissin                                                 40,239               279,744
                                                                             614,778
FINANCE-INVESTMENT BANKER & BROKER (4.33%)
 Close Brothers Group                                   41,545               371,871
 D Carnegie /1/                                         35,930               230,921
 ICAP                                                   30,600               492,630
 Polaris Securities /1/                                682,412               237,480
 Van Der Moolen Holding                                 16,408               352,980
                                                                           1,685,882
FINANCE-OTHER SERVICES (2.42%)
 Hong Kong Exchanges & Clearing                        367,900               462,328
 Intrum Justitia /1/                                   103,334               480,304
                                                                             942,632
FOOD-CATERING (0.99%)
 Elior                                                  65,650               385,801
FOOD-MISCELLANEOUS/DIVERSIFIED (4.15%)
 CSM                                                    18,410               386,003
 Global Bio-Chem Technology Group                    1,210,000               321,957
 Nong Shim                                               6,900               418,869
 Nutreco Holding                                        26,070               486,696
                                                                           1,613,525
FOOD-WHOLESALE & DISTRIBUTION (1.57%)
 Fyffes                                                442,476               612,921
FORESTRY (0.75%)
 Tembec /1/                                             42,000               292,176
GAS-DISTRIBUTION (1.04%)
 Toho Gas                                              159,900               405,578
INVESTMENT COMPANIES (1.16%)
 Eurazeo /1/                                             5,050               272,923
 Macquarie Infrastructure Group                         99,791               179,815
                                                                             452,738
LIFE & HEALTH INSURANCE (1.12%)
 Industrial-Alliance Life Insurance /1/                 17,443               436,020
MACHINERY TOOLS & RELATED PRODUCTS (1.05%)
 ASM Pacific Technology                                212,600               408,930
MACHINERY-ELECTRICAL (0.51%)
 Kone                                                    6,590               197,854
MARINE SERVICES (1.51%)
 IHC Caland                                             11,107               586,281
MEDICAL INSTRUMENTS (1.06%)
 Getinge                                                20,170               412,044
MEDICAL LABORATORY & TESTING SERVICE (0.68%)
 Unilabs                                                13,780               266,092
MEDICAL PRODUCTS (1.16%)
 Hogy Medical                                           10,930               451,310
MEDICAL-BIOMEDICAL/GENE (2.20%)
 Novozymes                                              31,330               655,069
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                          $
 PerBio Science /1/                                     17,840               202,697
                                                                             857,766
MEDICAL-DRUGS (1.65%)
 Galen Holdings                                         80,590               642,222
MISCELLANEOUS INVESTING (1.04%)
 ORIX JREIT /1/                                             92               403,135
MISCELLANEOUS MANUFACTURERS (0.51%)
 FKI                                                   140,400               198,906
 YBM Magnex International /1/                           13,300                     -
                                                                             198,906
MORTGAGE BANKS (1.71%)
 DEPFA Bank                                             12,700               666,369
OFFICE AUTOMATION & EQUIP (1.12%)
 Neopost /1/                                            13,470               433,957
OFFICE SUPPLIES & FORMS (0.75%)
 Corporate Express Australia                            98,714               291,826
PAPER & RELATED PRODUCTS (2.58%)
 Billerud                                               26,750               291,652
 Hokuetsu Paper Mills                                   83,600               414,231
 Norske Skog Canada /1/                                 85,900               296,338
                                                                           1,002,221
PHYSICIAN PRACTICE MANAGEMENT (0.32%)
 Nestor Healthcare Group                                36,623               125,554
PROPERTY & CASUALTY INSURANCE (1.01%)
 Kingsway Financial Services /1/                        45,575               394,937
PUBLISHING-NEWSPAPERS (0.82%)
 Arnoldo Mondadori Editore                               2,610                16,160
 John Fairfax Holdings                                 168,000               304,614
                                                                             320,774
PUBLISHING-PERIODICALS (1.00%)
 Eniro                                                  61,400               387,568
REAL ESTATE MANAGEMENT & SERVICES (0.47%)
 Corio                                                   7,030               182,957
REAL ESTATE OPERATOR & DEVELOPER (0.67%)
 Hang Lung Group                                       319,100               261,879
REINSURANCE (1.06%)
 Converium Holding /1/                                   8,541               413,862
RENTAL-AUTO & EQUIPMENT (0.46%)
 Ashtead Group                                         440,400               177,250
RETAIL-AUTOMOBILE (0.70%)
 USS                                                     5,950               270,751
RETAIL-BUILDING PRODUCTS (0.80%)
 Grafton Group                                          82,800               312,805
RETAIL-COMPUTER EQUIPMENT (0.40%)
 Electronics Boutique                                  269,660               156,285
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONSUMER ELECTRONICS (1.04%)
                                                                          $
 Yamada Denki                                           19,175               404,764
RETAIL-MAJOR DEPARTMENT STORE (1.14%)
 Shinsegae Department Store                              3,519               443,565
RETAIL-MISCELLANEOUS/DIVERSIFIED (1.44%)
 Clas Ohlson                                             8,150               203,439
 York-Benimaru                                          17,310               358,103
                                                                             561,542
RETAIL-PUBS (0.89%)
 J. D. Wetherspoon /1/                                 128,900               345,514
SEMICONDUCTOR EQUIPMENT (0.47%)
 ASE Test /1/                                           45,490               181,960
SHIPBUILDING (0.93%)
 Samsung Heavy Industries /1/                          105,770               361,172
STEEL-PRODUCERS (1.21%)
 Voest-Alpine                                           19,390               471,053
TELECOMMUNICATION EQUIPMENT (0.79%)
 Tandberg /1/                                           53,100               306,591
TRANSPORT-MARINE (1.62%)
 Kawasaki Kisen Kaisha                                 168,400               289,488
 Mitsui O.S.K. Lines                                   163,900               339,761
                                                                             629,249
TRANSPORT-SERVICES (0.69%)
 CHC Helicopter                                         15,010               270,119
WATER (1.87%)
 Kelda Group                                           106,800               729,014
                                          TOTAL COMMON STOCKS             36,779,563




                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.13%)
DIVERSIFIED FINANCIAL SERVICES (4.59%)
 Investment in Joint Trading Account;
  General Electric Capital
  1.10%; 01/02/03                                  $1,785,000            $1,784,938
FINANCE-CREDIT CARD (1.54%)
 American Express Credit
  1.33%; 01/02/03                                  600,000               599,982
                                      TOTAL COMMERCIAL PAPER             2,384,920


                       TOTAL PORTFOLIO INVESTMENTS (100.65%)             39,164,483
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.65%)                        (252,352)
                                  TOTAL NET ASSETS (100.00%)             $38,912,131
                                                                         -------------


/1 //Non-income producing security./


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                  1,041,895              2.66%
 Austria                      471,053              1.20
 Canada                     3,693,812              9.43
 Denmark                      655,069              1.67
 Finland                      592,311              1.51
 France                     1,584,027              4.05
 Hong Kong                  2,009,728              5.13
 Ireland                    2,524,425              6.45
 Italy                        738,623              1.89
 Japan                      7,130,752             18.21
 Korea                      2,041,874              5.21
 Netherlands                2,640,831              6.74
 Norway                       893,767              2.28
 Singapore                    467,768              1.20
 Spain                        841,669              2.15
 Sweden                     2,208,624              5.64
 Switzerland                1,355,118              3.46
 Taiwan                       419,440              1.07
 United Kingdom             5,468,776             13.96
 United States              2,384,921              6.09
             TOTAL        $39,164,483            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                               DECEMBER 31, 2002

                                               Shares
                                                Held               Value
---------------------------------------------------------------------------------
COMMON STOCKS (91.15%)
ADVERTISING AGENCIES (0.90%)
                                                                 $
 Interpublic Group                              2,000               28,160
 Omnicom Group                                  1,500               96,900
                                                                   125,060
AEROSPACE & DEFENSE (0.91%)
 Raytheon                                       4,100              126,075
AEROSPACE & DEFENSE EQUIPMENT (0.99%)
 Lockheed Martin                                2,400              138,600
AGRICULTURAL OPERATIONS (0.13%)
 Monsanto                                         975               18,769
APPLICATIONS SOFTWARE (2.65%)
 Intuit /1/                                     2,900              136,068
 Microsoft /1/                                  4,500              232,650
                                                                   368,718
ATHLETIC FOOTWEAR (0.51%)
 Nike                                           1,600               71,152
BEVERAGES-NON-ALCOHOLIC (2.69%)
 Coca-Cola                                      4,900              214,718
 Pepsico                                        3,800              160,436
                                                                   375,154
BREWERY (0.56%)
 Anheuser-Busch                                 1,600               77,440
BROADCASTING SERVICES & PROGRAMMING (0.54%)
 Clear Channel Communications /1/               2,000               74,580
COMPUTER SERVICES (0.71%)
 Electronic Data Systems                        1,800               33,174
 Sungard Data Systems /1/                       2,800               65,968
                                                                    99,142
COMPUTERS (3.16%)
 Dell Computer /1/                              6,700              179,158
 Hewlett-Packard                                5,200               90,272
 International Business Machines                2,200              170,500
                                                                   439,930
COMPUTERS-MEMORY DEVICES (0.42%)
 EMC /1/                                        9,500               58,330
COMPUTERS-PERIPHERAL EQUIPMENT (0.87%)
 Lexmark International /1/                      2,000              121,000
COSMETICS & TOILETRIES (1.82%)
 Gillette                                       2,400               72,864
 Procter & Gamble                               2,100              180,474
                                                                   253,338
DATA PROCESSING & MANAGEMENT (0.88%)
 Fiserv /1/                                     3,600              122,220
DIVERSIFIED FINANCIAL SERVICES (2.10%)
 Citigroup                                      8,300              292,077
DIVERSIFIED MANUFACTURING OPERATIONS (6.40%)
 3M                                             1,600              197,280
 Danaher                                        1,900              124,830
 Eaton                                          1,600              124,976
                                               Shares
                                                Held               Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                 $
 General Electric                              11,400              277,590
 Textron                                        3,000              128,970
 Tyco International                             2,200               37,576
                                                                   891,222
ELECTRIC-INTEGRATED (3.10%)
 Cinergy                                        4,000              134,880
 FirstEnergy                                    2,200               72,534
 FPL Group                                      2,100              126,273
 NiSource                                       4,900               98,000
                                                                   431,687
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.88%)
 Intel                                          4,900               76,293
 Micron Technology /1/                          4,700               45,778
                                                                   122,071
ENTERPRISE SOFTWARE & SERVICE (0.68%)
 Oracle /1/                                     8,800               95,040
FIDUCIARY BANKS (0.72%)
 Bank of New York                               4,200              100,632
FINANCE-INVESTMENT BANKER & BROKER (1.33%)
 Goldman Sachs Group                              200               13,620
 Lehman Brothers Holdings                       2,400              127,896
 Morgan Stanley                                 1,100               43,912
                                                                   185,428
FINANCE-MORTGAGE LOAN/BANKER (1.51%)
 Federal Home Loan Mortgage                     1,600               94,480
 Federal National Mortgage Association          1,800              115,794
                                                                   210,274
FOOD-CONFECTIONERY (0.63%)
 Wm. Wrigley Jr.                                1,600               87,808
FOOD-MISCELLANEOUS/DIVERSIFIED (0.92%)
 McCormick                                      5,500              127,600
FOOD-RETAIL (0.98%)
 Kroger                                         8,800              135,960
GAS-DISTRIBUTION (0.51%)
 Sempra Energy                                  3,000               70,950
INSTRUMENTS-CONTROLS (0.92%)
 Johnson Controls                               1,600              128,272
INSURANCE BROKERS (1.19%)
 Marsh & McLennan                               3,600              166,356
LIFE & HEALTH INSURANCE (0.75%)
 Lincoln National                               3,300              104,214
MACHINERY-CONSTRUCTION & MINING (0.92%)
 Caterpillar                                    2,800              128,016
MEDICAL INSTRUMENTS (1.32%)
 Guidant /1/                                    2,100               64,785
 Medtronic                                        700               31,920
 St. Jude Medical /1/                           2,200               87,384
                                                                   184,089
                                               Shares
                                                Held               Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (1.59%)
                                                                 $
 Baxter International                           4,200              117,600
 Zimmer Holdings /1/                            2,500              103,800
                                                                   221,400
MEDICAL-BIOMEDICAL/GENE (0.83%)
 Biogen /1/                                     2,900              116,174
MEDICAL-DRUGS (8.43%)
 Abbott Laboratories                            5,000              200,000
 Bristol-Myers Squibb                           3,100               71,765
 Eli Lilly                                      2,900              184,150
 Merck                                          3,800              215,118
 Pfizer                                         8,800              269,016
 Schering-Plough                                7,000              155,400
 Wyeth                                          2,100               78,540
                                                                 1,173,989
MEDICAL-GENERIC DRUGS (1.00%)
 Mylan Laboratories                             4,000              139,600
MEDICAL-HMO (0.61%)
 Wellpoint Health Networks /1/                  1,200               85,392
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.51%)
 Cardinal Health                                1,200               71,028
METAL-ALUMINUM (0.83%)
 Alcoa                                          5,100              116,178
MISCELLANEOUS INVESTING (0.90%)
 Simon Property Group                           3,700              126,059
MONEY CENTER BANKS (1.46%)
 Bank of America                                2,400              166,968
 Wachovia                                       1,000               36,440
                                                                   203,408
MULTI-LINE INSURANCE (0.91%)
 American International Group                   2,200              127,270
MULTIMEDIA (2.80%)
 AOL Time Warner /1/                            7,100               93,010
 Gannett                                        1,800              129,240
 Viacom /1/                                     3,300              134,508
 Walt Disney                                    2,000               32,620
                                                                   389,378
NETWORKING PRODUCTS (0.67%)
 Cisco Systems /1/                              7,100               93,010
NON-HAZARDOUS WASTE DISPOSAL (0.81%)
 Waste Management                               4,900              112,308
OIL COMPANY-EXPLORATION & PRODUCTION (0.52%)
 Anadarko Petroleum                             1,500               71,850
OIL COMPANY-INTEGRATED (5.25%)
 BP Amoco                                       1,700               69,105
 ChevronTexaco                                  2,600              172,848
 ConocoPhillips                                 1,400               67,746
 Exxon Mobil                                    7,900              276,026
 Royal Dutch Petroleum                          3,300              145,266
                                                                   730,991
                                               Shares
                                                Held               Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (1.69%)
                                                                 $
 Baker Hughes                                   3,000               96,570
 Schlumberger                                   3,300              138,897
                                                                   235,467
PAPER & RELATED PRODUCTS (1.75%)
 International Paper                            4,500              157,365
 MeadWestvaco                                   3,500               86,485
                                                                   243,850
PHARMACEUTICALS (1.83%)
 Pharmacia                                      6,100              254,980
REGIONAL BANKS (2.42%)
 Bank One                                         900               32,895
 Fifth Third Bancorp                            2,300              134,665
 FleetBoston Financial                          1,600               38,880
 Wells Fargo                                    2,800              131,236
                                                                   337,676
RETAIL-BUILDING PRODUCTS (0.84%)
 Home Depot                                     2,200               52,712
 Lowe's                                         1,700               63,750
                                                                   116,462
RETAIL-DISCOUNT (3.54%)
 Costco Wholesale /1/                           3,400               95,404
 Target                                         4,500              135,000
 Wal-Mart Stores                                5,200              262,652
                                                                   493,056
RETAIL-DRUG STORE (0.94%)
 Walgreen                                       4,500              131,355
SAVINGS & LOANS-THRIFTS (0.77%)
 Washington Mutual                              3,100              107,043
SEMICONDUCTOR EQUIPMENT (1.01%)
 Applied Materials /1/                         10,800              140,724
TELECOMMUNICATION EQUIPMENT (0.82%)
 Nokia                                          7,400              114,700
TELEPHONE-INTEGRATED (4.69%)
 BellSouth                                      4,000              103,480
 SBC Communications                             7,600              206,036
 Sprint                                         8,200              118,736
 Verizon Communications                         5,800              224,750
                                                                   653,002
TOBACCO (1.13%)
 Phillip Morris                                 1,900               77,007
 UST                                            2,400               80,232
                                                                   157,239

                                TOTAL COMMON STOCKS             12,694,793



              TOTAL PORTFOLIO INVESTMENTS (91.15%)              12,694,793
LIABILITIES, NET OF CASH AND RECEIVABLES (8.85%)                 1,231,905
                        TOTAL NET ASSETS (100.00%)             $13,926,698
                                                              -------------

See accompanying notes.


/1 //Non-income producing security./

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            LARGECAP GROWTH ACCOUNT

                               DECEMBER 31, 2002


                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (91.77%)
AEROSPACE & DEFENSE EQUIPMENT (1.30%)
                                                                   $
 General Dynamics                                 1,970                156,359
APPLICATIONS SOFTWARE (5.00%)
 Microsoft /1/                                   11,625                601,012
BREWERY (3.32%)
 Anheuser-Busch                                   8,250                399,300
BROADCASTING SERVICES & PROGRAMMING (4.17%)
 Liberty Media /1/                               56,093                501,471
CABLE TV (2.94%)
 Cablevision Systems /1/                         18,006                301,421
 USA Networks /1/                                 2,270                 51,892
                                                                       353,313
CASINO HOTELS (2.33%)
 MGM Mirage                                       8,485                279,750
COMMERCIAL SERVICE-FINANCE (0.83%)
 Moody's                                          2,420                 99,922
COMMERCIAL SERVICES (1.68%)
 Weight Watchers International /1/                4,400                202,268
COMPUTERS-PERIPHERAL EQUIPMENT (1.03%)
 Lexmark International /1/                        2,055                124,328
COSMETICS & TOILETRIES (1.68%)
 Colgate-Palmolive                                3,855                202,118
DATA PROCESSING & MANAGEMENT (2.32%)
 Automatic Data Processing                        7,125                279,656
DIVERSIFIED FINANCIAL SERVICES (1.04%)
 Citigroup                                        3,551                124,960
DIVERSIFIED MANUFACTURING OPERATIONS (3.06%)
 General Electric                                11,850                288,547
 Honeywell International                          3,330                 79,920
                                                                       368,467
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.26%)
 Flextronics International /1/                   18,540                151,843
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.60%)
 Texas Instruments                                4,780                 71,748
ENTERPRISE SOFTWARE & SERVICE (1.08%)
 Oracle /1/                                      12,020                129,816
ENTERTAINMENT SOFTWARE (1.60%)
 Electronic Arts /1/                              3,870                192,610
FIDUCIARY BANKS (1.97%)
 Bank of New York                                 9,875                236,605
FINANCE-CONSUMER LOANS (3.98%)
 SLM                                              4,610                478,795
FINANCE-INVESTMENT BANKER & BROKER (2.91%)
 Morgan Stanley                                   8,780                350,498
FINANCE-MORTGAGE LOAN/BANKER (4.06%)
 Federal National Mortgage Association            7,600                488,908
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (1.12%)
                                                                   $
 McKesson                                         5,000                135,150
INSURANCE BROKERS (1.63%)
 Marsh & McLennan                                 4,230                195,468
INTERNET BROKERS (1.69%)
 Charles Schwab                                  18,725                203,166
MEDICAL PRODUCTS (3.05%)
 Johnson & Johnson                                6,825                366,571
MEDICAL-BIOMEDICAL/GENE (4.41%)
 Amgen /1/                                        3,020                145,987
 Genentech /1/                                   11,605                384,822
                                                                       530,809
MEDICAL-DRUGS (4.40%)
 Pfizer                                          15,356                469,433
 Wyeth                                            1,600                 59,840
                                                                       529,273
MEDICAL-HMO (3.78%)
 Wellpoint Health Networks /1/                    6,395                455,068
MOTION PICTURES & SERVICES (0.87%)
 Metro-Goldwyn-Mayer /1/                          8,085                105,105
MOTORCYCLE & MOTOR SCOOTER (0.74%)
 Harley-Davidson                                  1,930                 89,166
MULTI-LINE INSURANCE (2.86%)
 Allstate                                         9,290                343,637
MULTIMEDIA (5.78%)
 AOL Time Warner /1/                             17,095                223,944
 Viacom /1/                                      11,575                471,797
                                                                       695,741
OIL COMPANY-EXPLORATION & PRODUCTION (3.12%)
 Anadarko Petroleum                               7,845                375,775
RETAIL-BUILDING PRODUCTS (1.69%)
 Home Depot                                       8,495                203,540
RETAIL-DISCOUNT (2.42%)
 Costco Wholesale /1/                             4,430                124,306
 TJX                                              8,520                166,310
                                                                       290,616
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.33%)
 Linear Technology                                6,230                160,236
SEMICONDUCTOR EQUIPMENT (2.00%)
 Applied Materials /1/                           18,450                240,403



                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (2.72%)
                                                                   $
 Nokia                                           15,275                236,763
 Qualcomm /1/                                     2,475                 90,065
                                                                       326,828
                                   TOTAL COMMON STOCKS              11,040,299
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (91.77%)              11,040,299
CASH AND RECEIVABLES, NET OF LIABILITIES (8.23%)                       990,534
                            TOTAL NET ASSETS (100.00%)             $12,030,833
                                                                   -------------



/1 //Non-income producing security./

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                               DECEMBER 31, 2002

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (97.98%)
ADVERTISING AGENCIES (0.12%)
                                                                  $
 Interpublic Group                                 468                 6,589
ADVERTISING SALES (0.19%)
 Lamar Advertising /1/                             320                10,768
AEROSPACE & DEFENSE (0.00%)
 Northrop Grumman                                    1                    97
AEROSPACE & DEFENSE EQUIPMENT (0.49%)
 Lockheed Martin                                   262                15,131
 United Technologies                               192                11,892
                                                                      27,023
AIRLINES (0.13%)
 Southwest Airlines                                514                 7,145
APPAREL MANUFACTURERS (0.12%)
 Liz Claiborne                                     218                 6,464
APPLIANCES (0.17%)
 Whirlpool                                         178                 9,295
APPLICATIONS SOFTWARE (4.66%)
 Mercury Interactive /1/                            57                 1,690
 Microsoft /1/                                   4,988               257,880
                                                                     259,570
ATHLETIC FOOTWEAR (0.42%)
 Reebok International /1/                          787                23,138
AUTO-CARS & LIGHT TRUCKS (0.16%)
 General Motors                                    239                 8,810
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.09%)
 Lear /1/                                          158                 5,258
BATTERIES & BATTERY SYSTEMS (0.08%)
 Energizer Holdings /1/                            169                 4,715
BEVERAGES-NON-ALCOHOLIC (3.28%)
 Coca-Cola                                         841                36,853
 Coca-Cola Enterprises                             740                16,073
 Pepsi Bottling Group                            1,330                34,181
 Pepsico                                         2,269                95,797
                                                                     182,904
BREWERY (0.43%)
 Anheuser-Busch                                    496                24,006
BROADCASTING SERVICES & PROGRAMMING (0.44%)
 Clear Channel Communications /1/                  290                10,814
 Fox Entertainment Group /1/                       529                13,717
                                                                      24,531
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Ecolab                                             80                 3,960
BUILDING-RESIDENTIAL & COMMERCIAL (0.27%)
 KB Home                                           102                 4,371
 Lennar                                            212                10,939
                                                                      15,310
CABLE TV (0.10%)
 Comcast /1/                                       225                 5,303
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CASINO HOTELS (0.48%)
                                                                  $
 Harrah's Entertainment /1/                        677                26,809
CASINO SERVICES (0.19%)
 International Game Technology /1/                 137                10,401
CELLULAR TELECOMMUNICATIONS (0.49%)
 AT&T Wireless Services /1/                      1,168                 6,599
 Nextel Communications /1/                       1,771                20,455
                                                                      27,054
CHEMICALS-DIVERSIFIED (0.18%)
 Rohm & Haas                                       316                10,264
CHEMICALS-SPECIALTY (0.13%)
 Eastman Chemical                                  119                 4,376
 Lubrizol                                           92                 2,806
                                                                       7,182
CIRCUIT BOARDS (0.13%)
 Jabil Circuit /1/                                 403                 7,222
COMMERCIAL BANKS (0.56%)
 Commerce Bancorp.                                 204                 8,811
 SouthTrust                                        278                 6,908
 TCF Financial                                     120                 5,243
 Zions Bancorp                                     260                10,231
                                                                      31,193
COMMERCIAL SERVICE-FINANCE (0.52%)
 Concord EFS /1/                                   390                 6,139
 Equifax                                           231                 5,345
 H&R Block                                         161                 6,472
 Paychex                                           400                11,160
                                                                      29,116
COMPUTER SERVICES (1.10%)
 Affiliated Computer Services /1/                  476                25,061
 BISYS Group /1/                                   448                 7,123
 Computer Sciences /1/                             280                 9,646
 DST Systems /1/                                   176                 6,257
 Sungard Data Systems /1/                          551                12,982
                                                                      61,069
COMPUTERS (4.33%)
 Dell Computer /1/                               4,544               121,506
 Hewlett-Packard                                 2,227                38,661
 International Business Machines                 1,048                81,220
                                                                     241,387
COMPUTERS-INTEGRATED SYSTEMS (0.01%)
 McData /1/                                        100                   710
COMPUTERS-PERIPHERAL EQUIPMENT (0.67%)
 Lexmark International /1/                         616                37,268
CONSUMER PRODUCTS-MISCELLANEOUS (0.38%)
 American Greetings                                517                 8,168
 Dial                                              326                 6,641
 Fortune Brands                                    135                 6,279
                                                                      21,088
CONTAINERS-PAPER & PLASTIC (0.25%)
 Smurfit-Stone Container /1/                       887                13,652
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (1.79%)
                                                                  $
 International Flavors & Fragrances                112                 3,931
 Procter & Gamble                                1,118                96,081
                                                                     100,012
CRUISE LINES (0.17%)
 Royal Caribbean Cruises                           582                 9,719
DATA PROCESSING & MANAGEMENT (0.71%)
 Automatic Data Processing                         306                12,010
 Choicepoint /1/                                   194                 7,661
 Fiserv /1/                                        249                 8,454
 SEI Investments                                   424                11,524
                                                                      39,649
DECISION SUPPORT SOFTWARE (0.04%)
 NetIQ /1/                                         200                 2,470
DIAGNOSTIC EQUIPMENT (0.06%)
 Cytyc /1/                                         350                 3,570
DIAGNOSTIC KITS (0.05%)
 Idexx Laboratories /1/                             89                 2,964
DIVERSIFIED FINANCIAL SERVICES (1.51%)
 Citigroup                                       2,394                84,245
DIVERSIFIED MANUFACTURING OPERATIONS (5.48%)
 3M                                                585                72,131
 General Electric                                8,652               210,676
 Illinois Tool Works                               112                 7,264
 Tyco International                                905                15,457
                                                                     305,528
E-COMMERCE-SERVICES (0.07%)
 Expedia /1/                                        60                 4,016
ELECTRIC-INTEGRATED (0.78%)
 Duke Energy                                       293                 5,725
 Edison International /1/                          275                 3,259
 Entergy                                           352                16,048
 Exelon                                            181                 9,551
 FPL Group                                          60                 3,608
 Progress Energy                                   120                 5,202
                                                                      43,393
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.00%)
 Broadcom /1/                                      226                 3,404
 Intel                                           8,782               136,736
 Microchip Technology /1/                          532                13,007
 QLogic /1/                                      1,244                42,930
 Silicon Laboratories /1/                          279                 5,323
 Texas Instruments                                 865                12,984
 Xilinx /1/                                        422                 8,693
                                                                     223,077
ELECTRONIC FORMS (0.33%)
 Adobe Systems                                     727                18,110
ELECTRONICS-MILITARY (0.09%)
 L-3 Communications Holdings /1/                   112                 5,030
ENTERPRISE SOFTWARE & SERVICE (0.94%)
 BMC Software /1/                                  291                 4,979
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (CONTINUED)
                                                                  $
 Business Objects /1/                              270                 4,050
 Oracle /1/                                      3,999                43,189
                                                                      52,218
ENTERTAINMENT SOFTWARE (0.33%)
 Activision /1/                                    303                 4,421
 Electronic Arts /1/                               278                13,836
                                                                      18,257
FIDUCIARY BANKS (0.28%)
 Investors Financial Services                      235                 6,437
 State Street                                      230                 8,970
                                                                      15,407
FINANCE-CONSUMER LOANS (0.12%)
 SLM                                                67                 6,959
FINANCE-CREDIT CARD (0.99%)
 Capital One Financial                             740                21,993
 MBNA                                            1,731                32,923
                                                                      54,916
FINANCE-INVESTMENT BANKER & BROKER (0.05%)
 Investment Technology Group /1/                   124                 2,773
FINANCE-MORTGAGE LOAN/BANKER (2.18%)
 Countrywide Credit Industries                      70                 3,616
 Doral Financial                                   291                 8,323
 Federal Home Loan Mortgage                        264                15,589
 Federal National Mortgage Association           1,456                93,664
                                                                     121,192
FINANCIAL GUARANTEE INSURANCE (0.12%)
 Radian Group                                      183                 6,798
FOOD-MISCELLANEOUS/DIVERSIFIED (0.66%)
 Dole Food                                         149                 4,854
 Kraft Foods /1/                                   758                29,509
 McCormick                                         100                 2,320
                                                                      36,683
FOOD-RETAIL (0.48%)
 Kroger                                          1,059                16,362
 Whole Foods Market /1/                            192                10,124
                                                                      26,486
FOOD-WHOLESALE & DISTRIBUTION (0.16%)
 Sysco                                             303                 9,026
HEALTH CARE COST CONTAINMENT (0.30%)
 Caremark Rx /1/                                 1,016                16,510
HOME DECORATION PRODUCTS (0.21%)
 Newell Rubbermaid                                 387                11,738
HOTELS & MOTELS (0.14%)
 Four Seasons Hotels                               100                 2,825
 Marriott International                            156                 5,128
                                                                       7,953
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 Brooks-PRI Automation /1/                         285                 3,266
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (0.17%)
                                                                  $
 Parker Hannifin                                   208                 9,595
INTERNET SECURITY (0.88%)
 Network Associates /1/                          1,485                23,894
 Symantec /1/                                      622                25,160
                                                                      49,054
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.14%)
 Waddell & Reed Financial                          394                 7,750
LINEN SUPPLY & RELATED ITEMS (0.21%)
 Cintas                                            253                11,575
LOTTERY SERVICES (0.16%)
 Gtech Holdings /1/                                316                 8,804
MACHINERY-FARM (0.10%)
 Deere                                             116                 5,319
MACHINERY-GENERAL INDUSTRY (0.21%)
 Dover                                             407                11,868
MEDICAL INSTRUMENTS (1.90%)
 Apogent Technologies /1/                          325                 6,760
 Boston Scientific /1/                             353                15,009
 Guidant /1/                                       413                12,741
 Medtronic                                       1,381                62,974
 St. Jude Medical /1/                              212                 8,421
                                                                     105,905
MEDICAL LABORATORY & TESTING SERVICE (0.22%)
 Quest Diagnostics /1/                             211                12,006
MEDICAL PRODUCTS (3.87%)
 Johnson & Johnson                               3,628               194,860
 Stryker                                           108                 7,249
 Varian Medical Systems /1/                        112                 5,555
 Zimmer Holdings /1/                               196                 8,138
                                                                     215,802
MEDICAL STERILIZATION PRODUCT (0.06%)
 Steris /1/                                        146                 3,540
MEDICAL-BIOMEDICAL/GENE (2.43%)
 Amgen /1/                                       2,047                98,952
 Charles River Laboratories International
  /1/                                              303                11,659
 Genzyme /1/                                       340                10,054
 Idec Pharmaceuticals /1/                          440                14,595
                                                                     135,260
MEDICAL-DRUGS (9.50%)
 Abbott Laboratories                             1,711                68,440
 Allergan                                          488                28,119
 Bristol-Myers Squibb                              230                 5,325
 Cephalon /1/                                      240                11,680
 Eli Lilly                                         310                19,685
 Forest Laboratories /1/                           287                28,189
 King Pharmaceuticals /1/                          666                11,449
 Medimmune /1/                                     620                16,845
 Merck                                           1,711                96,860
 Pfizer                                          5,969               182,472
 Schering-Plough                                   244                 5,417
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                  $
 Shire Pharmaceuticals /1/                         362                 6,838
 Wyeth                                           1,286                48,096
                                                                     529,415
MEDICAL-GENERIC DRUGS (0.22%)
 Barr Laboratories /1/                              85                 5,533
 Mylan Laboratories                                200                 6,980
                                                                      12,513
MEDICAL-HMO (2.23%)
 Anthem /1/                                        159                10,001
 Coventry Health Care /1/                          144                 4,180
 Health Net /1/                                    226                 5,966
 Oxford Health Plans /1/                           377                13,742
 UnitedHealth Group                                588                49,098
 WellChoice                                          5                   120
 Wellpoint Health Networks /1/                     575                40,917
                                                                     124,024
MEDICAL-HOSPITALS (0.66%)
 HCA                                               294                12,201
 Health Management Associates /1/                  495                 8,860
 Triad Hospitals /1/                               147                 4,385
 Universal Health Services /1/                     257                11,591
                                                                      37,037
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.11%)
 AmerisourceBergen                                 562                30,522
 Cardinal Health                                   529                31,312
                                                                      61,834
METAL-DIVERSIFIED (0.35%)
 Freeport-McMoran Copper & Gold /1/              1,172                19,666
MONEY CENTER BANKS (0.26%)
 Bank of America                                   212                14,749
MULTI-LINE INSURANCE (1.74%)
 American International Group                    1,673                96,783
MULTIMEDIA (1.41%)
 AOL Time Warner /1/                             2,409                31,558
 McGraw-Hill                                       154                 9,308
 Viacom /1/                                        929                37,866
                                                                      78,732
NETWORKING PRODUCTS (2.17%)
 Cisco Systems /1/                               8,072               105,743
 Emulex /1/                                        685                12,707
 Extreme Networks /1/                              804                 2,629
                                                                     121,079
OFFICE AUTOMATION & EQUIPMENT (0.12%)
 Pitney Bowes                                      204                 6,663
OIL & GAS DRILLING (0.33%)
 GlobalSantaFe                                     364                 8,853
 Noble /1/                                         267                 9,385
                                                                      18,238
OIL COMPANY-EXPLORATION & PRODUCTION (0.18%)
 Burlington Resources                              237                10,108
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (1.40%)
                                                                  $
 ConocoPhillips                                    323                15,630
 Exxon Mobil                                     1,025                35,813
 Occidental Petroleum                              487                13,855
 Unocal                                            413                12,630
                                                                      77,928
OIL FIELD MACHINERY & EQUIPMENT (0.23%)
 Cooper Cameron /1/                                260                12,953
OIL-FIELD SERVICES (0.32%)
 BJ Services /1/                                   548                17,706
PHARMACEUTICALS (1.87%)
 Pharmacia                                       2,498               104,416
PHARMACY SERVICES (0.40%)
 AdvancePCS /1/                                    232                 5,153
 Express Scripts /1/                               358                17,198
                                                                      22,351
PROPERTY & CASUALTY INSURANCE (0.32%)
 Fidelity National Financial                       469                15,397
 Travelers Property Casualty /1/                   181                 2,652
                                                                      18,049
PUBLICLY TRADED INVESTMENT FUND (0.45%)
 Nasdaq 100 Shares /1/                             202                 4,931
 Standard & Poor's 500 Depository Receipts         226                19,953
                                                                      24,884
PUBLISHING-NEWSPAPERS (0.08%)
 Washington Post                                     6                 4,428
RADIO (0.09%)
 Westwood One /1/                                  137                 5,118
REGIONAL BANKS (2.38%)
 Bank One                                          202                 7,383
 Fifth Third Bancorp                               300                17,565
 National City                                     797                21,774
 Suntrust Banks                                    331                18,841
 U.S. Bancorp                                    1,442                30,599
 Wells Fargo                                       772                36,184
                                                                     132,346
RETAIL-APPAREL & SHOE (0.21%)
 Chico's FAS /1/                                   260                 4,916
 Limited                                           490                 6,826
                                                                      11,742
RETAIL-ARTS & CRAFTS (0.22%)
 Michaels Stores /1/                               390                12,207
RETAIL-AUTO PARTS (0.55%)
 Advance Auto Parts                                194                 9,487
 Autozone /1/                                      300                21,195
                                                                      30,682
RETAIL-BEDDING (0.38%)
 Bed Bath & Beyond /1/                             619                21,374
RETAIL-BUILDING PRODUCTS (1.70%)
 Home Depot                                        947                22,690
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (CONTINUED)
                                                                  $
 Lowe's                                          1,927                72,263
                                                                      94,953
RETAIL-COMPUTER EQUIPMENT (0.07%)
 CDW Computer Centers /1/                           89                 3,903
RETAIL-DISCOUNT (4.43%)
 Family Dollar Stores                              364                11,360
 Target                                            804                24,120
 TJX                                             2,762                53,914
 Wal-Mart Stores                                 3,113               157,238
                                                                     246,632
RETAIL-DRUG STORE (0.25%)
 Walgreen                                          470                13,719
RETAIL-HOME FURNISHINGS (0.16%)
 Pier 1 Imports                                    464                 8,783
RETAIL-MAIL ORDER (0.21%)
 Williams-Sonoma /1/                               422                11,457
RETAIL-MAJOR DEPARTMENT STORE (0.23%)
 J.C. Penney                                       560                12,886
RETAIL-OFFICE SUPPLIES (0.42%)
 Office Depot /1/                                  767                11,321
 Staples /1/                                       650                11,895
                                                                      23,216
RETAIL-REGIONAL DEPARTMENT STORE (0.77%)
 Federated Department Stores /1/                   113                 3,250
 Kohls /1/                                         705                39,445
                                                                      42,695
RETAIL-RESTAURANTS (1.17%)
 Darden Restaurants                                585                11,963
 Krispy Kreme Doughnuts /1/                        246                 8,307
 Starbucks /1/                                   1,078                21,970
 Yum! Brands /1/                                   936                22,670
                                                                      64,910
SATELLITE TELECOM (0.30%)
 Echostar Communications /1/                       747                16,628
SAVINGS & LOANS-THRIFTS (0.62%)
 Golden West Financial                             202                14,506
 Greenpoint Financial                              246                11,114
 Washington Mutual                                 259                 8,943
                                                                      34,563
SCHOOLS (0.36%)
 Apollo Group /1/                                  238                10,472
 Career Education /1/                              240                 9,600
                                                                      20,072
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.44%)
 Linear Technology                                 458                11,780
 Marvell Technology Group /1/                      212                 3,998
 Maxim Integrated Products /1/                     260                 8,590
                                                                      24,368
SEMICONDUCTOR EQUIPMENT (0.95%)
 Applied Materials /1/                           1,453                18,933
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
                                                                  $
 Kla-Tencor /1/                                    314                11,106
 Lam Research /1/                                  929                10,033
 Novellus Systems /1/                              266                 7,469
 Teradyne /1/                                      419                 5,451
                                                                      52,992
TELECOMMUNICATION EQUIPMENT (0.31%)
 Qualcomm /1/                                      477                17,358
TELEPHONE-INTEGRATED (1.30%)
 BellSouth                                         464                12,004
 CenturyTel                                        377                11,076
 Citizens Communications /1/                       190                 2,004
 SBC Communications                                613                16,618
 Sprint                                            570                 8,254
 Verizon Communications                            585                22,669
                                                                      72,625
THERAPEUTICS (0.32%)
 Gilead Sciences /1/                               520                17,680
TOBACCO (1.13%)
 Philip Morris                                   1,551                62,862
TOOLS-HAND HELD (0.13%)
 Black & Decker                                    172                 7,377
TOYS (0.07%)
 Mattel                                            207                 3,964
TRANSPORT-RAIL (0.11%)
 Burlington Northern Santa Fe                      241                 6,268
TRAVEL SERVICES (0.07%)
 Hotels.com /1/                                     75                 4,097
WIRELESS EQUIPMENT (0.19%)
 Motorola                                        1,256                10,864
                                  TOTAL COMMON STOCKS              5,459,641
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (97.98%)              5,459,641
CASH AND RECEIVABLES, NET OF LIABILITIES (2.02%)                     112,408
                           TOTAL NET ASSETS (100.00%)             $5,572,049
                                                                  ------------




/1 //Non-income producing security./
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                               DECEMBER 31, 2002

                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (95.13%)
ADVERTISING AGENCIES (0.21%)
                                                                            $
 Interpublic Group                                         3,302                 46,492
 Omnicom Group                                             1,605                103,683
                                                                                150,175
AEROSPACE & DEFENSE (0.73%)
 Boeing                                                    7,187                237,099
 Northrop Grumman                                          1,553                150,641
 Raytheon                                                  3,472                106,764
 Rockwell Collins                                          1,561                 36,309
                                                                                530,813
AEROSPACE & DEFENSE EQUIPMENT (0.86%)
 General Dynamics                                          1,719                136,437
 Goodrich                                                    982                 17,990
 Lockheed Martin                                           3,903                225,398
 United Technologies                                       4,056                251,229
                                                                                631,054
AGRICULTURAL OPERATIONS (0.06%)
 Monsanto                                                  2,231                 42,947
AIRLINES (0.16%)
 AMR /1/                                                   1,324                  8,738
 Delta Air Lines                                           1,052                 12,729
 Southwest Airlines                                        6,632                 92,185
                                                                                113,652
APPAREL MANUFACTURERS (0.14%)
 Jones Apparel Group /1/                                   1,099                 38,948
 Liz Claiborne                                               911                 27,011
 VF                                                          933                 33,635
                                                                                 99,594
APPLIANCES (0.07%)
 Maytag                                                      665                 18,952
 Whirlpool                                                   581                 30,340
                                                                                 49,292
APPLICATIONS SOFTWARE (3.51%)
 Citrix Systems /1/                                        1,464                 18,036
 Compuware /1/                                             3,210                 15,408
 Intuit /1/                                                1,753                 82,251
 Mercury Interactive /1/                                     717                 21,259
 Microsoft /1/                                            45,786              2,367,136
 Parametric Technology /1/                                 2,230                  5,620
 Rational Software /1/                                     1,649                 17,133
 Siebel Systems /1/                                        4,147                 31,020
                                                                              2,557,863
ATHLETIC FOOTWEAR (0.16%)
 Nike                                                      2,269                100,902
 Reebok International /1/                                    510                 14,994
                                                                                115,896
AUTO-CARS & LIGHT TRUCKS (0.44%)
 Ford Motor                                               15,714                146,140
 General Motors                                            4,799                176,891
                                                                                323,031
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.08%)
 Navistar International /1/                                  516                 12,544
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO-MEDIUM & HEAVY DUTY TRUCKS (CONTINUED)
                                                                            $
 Paccar                                                      989                 45,623
                                                                                 58,167
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.08%)
 Dana                                                      1,268                 14,912
 Delphi Automotive Systems                                 4,777                 38,455
 Visteon                                                   1,116                  7,767
                                                                                 61,134
BEVERAGES-NON-ALCOHOLIC (2.33%)
 Coca-Cola                                                21,228                930,211
 Coca-Cola Enterprises                                     3,846                 83,535
 Pepsi Bottling Group                                      2,400                 61,680
 Pepsico                                                  14,789                624,392
                                                                              1,699,818
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                                583                 38,105
BREWERY (0.51%)
 Adolph Coors                                                309                 18,926
 Anheuser-Busch                                            7,329                354,724
                                                                                373,650
BROADCASTING SERVICES & PROGRAMMING (0.27%)
 Clear Channel Communications /1/                          5,247                195,661
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.17%)
 Masco                                                     4,209                 88,599
 Vulcan Materials                                            866                 32,475
                                                                                121,074
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 American Standard /1/                                       618                 43,965
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Ecolab                                                    1,104                 54,648
BUILDING-RESIDENTIAL & COMMERCIAL (0.09%)
 Centex                                                      525                 26,355
 KB Home                                                     408                 17,483
 Pulte                                                       522                 24,988
                                                                                 68,826
CABLE TV (0.64%)
 Comcast /1/                                              19,764                465,837
CASINO HOTELS (0.05%)
 Harrah's Entertainment /1/                                  953                 37,739
CASINO SERVICES (0.08%)
 International Game Technology /1/                           740                 56,181
CELLULAR TELECOMMUNICATIONS (0.31%)
 AT&T Wireless Services /1/                               23,196                131,058
 Nextel Communications /1/                                 8,248                 95,264
                                                                                226,322
CHEMICALS-DIVERSIFIED (1.01%)
 Dow Chemical                                              7,800                231,660
 E.I. Du Pont de Nemours                                   8,504                360,569
 Hercules /1/                                                932                  8,202
 PPG Industries                                            1,445                 72,467
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
                                                                            $
 Rohm & Haas                                               1,888                 61,322
                                                                                734,220
CHEMICALS-SPECIALTY (0.12%)
 Eastman Chemical                                            660                 24,268
 Engelhard                                                 1,098                 24,540
 Great Lakes Chemical                                        428                 10,221
 Sigma-Aldrich                                               613                 29,853
                                                                                 88,882
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                         1,687                 30,231
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                          1,285                 36,301
COMMERCIAL BANKS (0.77%)
 Amsouth Bancorp                                           3,041                 58,387
 BB&T                                                      4,096                151,511
 First Tennessee National                                  1,080                 38,815
 Marshall & Ilsley                                         1,866                 51,091
 North Fork Bancorp.                                       1,379                 46,527
 Regions Financial                                         1,889                 63,017
 SouthTrust                                                2,961                 73,581
 Synovus Financial                                         2,564                 49,742
 Zions Bancorp                                               782                 30,771
                                                                                563,442
COMMERCIAL SERVICE-FINANCE (0.45%)
 Concord EFS /1/                                           4,380                 68,941
 Deluxe                                                      534                 22,481
 Equifax                                                   1,228                 28,416
 H&R Block                                                 1,543                 62,029
 Moody's                                                   1,293                 53,388
 Paychex                                                   3,210                 89,559
                                                                                324,814
COMMERCIAL SERVICES (0.05%)
 Convergys /1/                                             1,478                 22,392
 Quintiles Transnational /1/                               1,004                 12,148
                                                                                 34,540
COMPUTER AIDED DESIGN (0.02%)
 Autodesk                                                    979                 14,000
COMPUTER SERVICES (0.29%)
 Computer Sciences /1/                                     1,465                 50,469
 Electronic Data Systems                                   4,079                 75,176
 Sungard Data Systems /1/                                  2,422                 57,063
 Unisys /1/                                                2,759                 27,314
                                                                                210,022
COMPUTERS (3.16%)
 Apple Computer /1/                                        3,064                 43,907
 Dell Computer /1/                                        22,175                592,960
 Gateway /1/                                               2,766                  8,685
 Hewlett-Packard                                          26,129                453,599
 International Business Machines                          14,471              1,121,503
 Sun Microsystems /1/                                     26,674                 82,956
                                                                              2,303,610
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
                                                                            $
 NCR /1/                                                     837                 19,870
COMPUTERS-MEMORY DEVICES (0.23%)
 EMC /1/                                                  18,817                115,537
 Veritas Software /1/                                      3,523                 55,029
                                                                                170,566
COMPUTERS-PERIPHERAL EQUIPMENT (0.09%)
 Lexmark International /1/                                 1,076                 65,098
CONSUMER PRODUCTS-MISCELLANEOUS (0.21%)
 American Greetings                                          562                  8,879
 Clorox                                                    1,883                 77,674
 Fortune Brands                                            1,281                 59,579
 Tupperware                                                  497                  7,495
                                                                                153,627
CONTAINERS-METAL & GLASS (0.03%)
 Ball                                                        484                 24,776
CONTAINERS-PAPER & PLASTIC (0.11%)
 Bemis                                                       452                 22,433
 Pactiv /1/                                                1,353                 29,576
 Sealed Air /1/                                              716                 26,707
                                                                                 78,716
COSMETICS & TOILETRIES (2.53%)
 Alberto-Culver                                              495                 24,948
 Avon Products                                             2,014                108,494
 Colgate-Palmolive                                         4,606                241,493
 Gillette                                                  9,032                274,211
 International Flavors & Fragrances                          808                 28,361
 Kimberly-Clark                                            4,402                208,963
 Procter & Gamble                                         11,124                955,997
                                                                              1,842,467
CRUISE LINES (0.17%)
 Carnival                                                  5,020                125,249
DATA PROCESSING & MANAGEMENT (0.66%)
 Automatic Data Processing                                 5,128                201,274
 First Data                                                6,439                228,005
 Fiserv /1/                                                1,641                 55,712
                                                                                484,991
DISPOSABLE MEDICAL PRODUCTS (0.03%)
 C.R. Bard                                                   439                 25,462
DISTRIBUTION-WHOLESALE (0.12%)
 Genuine Parts                                             1,492                 45,953
 W.W. Grainger                                               783                 40,364
                                                                                 86,317
DIVERSIFIED FINANCIAL SERVICES (2.12%)
 Citigroup                                                43,987              1,547,903
DIVERSIFIED MANUFACTURING OPERATIONS (4.64%)
 3M                                                        3,341                411,945
 Cooper Industries                                           796                 29,014
 Crane                                                       511                 10,184
 Danaher                                                   1,305                 85,739
 Eaton                                                       602                 47,022
 General Electric /2/                                     85,223              2,075,180
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                            $
 Honeywell International                                   7,029                168,696
 Illinois Tool Works                                       2,621                169,998
 ITT Industries                                              782                 47,460
 Textron                                                   1,179                 50,685
 Tyco International                                       17,087                291,846
                                                                              3,387,769
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.13%)
 Cendant /1/                                               8,882                 93,083
E-COMMERCE-SERVICES (0.26%)
 eBay /1/                                                  2,644                179,316
 TMP Worldwide /1/                                           953                 10,779
                                                                                190,095
ELECTRIC PRODUCTS-MISCELLANEOUS (0.30%)
 Emerson Electric                                          3,602                183,162
 Molex                                                     1,652                 38,062
                                                                                221,224
ELECTRIC-GENERATION (0.02%)
 AES /1/                                                   4,634                 13,995
ELECTRIC-INTEGRATED (2.39%)
 Allegheny Energy                                          1,072                  8,104
 Ameren                                                    1,310                 54,457
 American Electric Power                                   2,893                 79,066
 Centerpoint Energy                                        2,596                 22,066
 Cinergy                                                   1,441                 48,591
 CMS Energy                                                1,228                 11,592
 Consolidated Edison                                       1,827                 78,232
 Constellation Energy Group                                1,403                 39,031
 Dominion Resources                                        2,627                144,222
 DTE Energy                                                1,430                 66,352
 Duke Energy                                               7,636                149,207
 Edison International /1/                                  2,782                 32,967
 Entergy                                                   1,900                 86,621
 Exelon                                                    2,763                145,804
 FirstEnergy                                               2,541                 83,777
 FPL Group                                                 1,560                 93,803
 NiSource                                                  2,080                 41,600
 PG&E /1/                                                  3,460                 48,094
 Pinnacle West Capital                                       772                 26,317
 PPL                                                       1,407                 48,795
 Progress Energy                                           2,025                 87,784
 Public Service Enterprise Group                           1,900                 60,990
 Southern                                                  6,110                173,463
 TECO Energy                                               1,503                 23,251
 TXU                                                       2,757                 51,501
 XCEL Energy                                               3,398                 37,378
                                                                              1,743,065
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                               681                  3,861
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.06%)
 Sanmina /1/                                               4,479                 20,111
 Solectron /1/                                             7,035                 24,974
                                                                                 45,085
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.94%)
                                                                            $
 Advanced Micro Devices /1/                                2,923                 18,883
 Altera /1/                                                3,260                 40,228
 Applied Micro Circuits /1/                                2,570                  9,483
 Broadcom /1/                                              2,360                 35,542
 Intel                                                    56,740                883,442
 LSI Logic /1/                                             3,174                 18,314
 Micron Technology /1/                                     5,179                 50,443
 National Semiconductor /1/                                1,544                 23,175
 Nvidia /1/                                                1,306                 15,032
 PMC - Sierra /1/                                          1,428                  7,940
 QLogic /1/                                                  797                 27,505
 Texas Instruments                                        14,823                222,493
 Xilinx /1/                                                2,882                 59,369
                                                                              1,411,849
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts /1/                                          497                  8,399
ELECTRONIC FORMS (0.07%)
 Adobe Systems                                             2,020                 50,318
ELECTRONIC MEASUREMENT INSTRUMENTS (0.12%)
 Agilent Technologies /1/                                  3,994                 71,732
 Tektronix /1/                                               761                 13,843
                                                                                 85,575
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                       688                 19,264
ENGINES-INTERNAL COMBUSTION (0.01%)
 Cummins Engine                                              352                  9,902
ENTERPRISE SOFTWARE & SERVICE (0.90%)
 BMC Software /1/                                          2,014                 34,460
 Computer Associates International                         4,933                 66,596
 Novell /1/                                                3,110                 10,387
 Oracle /1/                                               45,871                495,407
 Peoplesoft /1/                                            2,678                 49,007
                                                                                655,857
ENTERTAINMENT SOFTWARE (0.08%)
 Electronic Arts /1/                                       1,208                 60,122
FIDUCIARY BANKS (0.58%)
 Bank of New York                                          6,217                148,959
 Mellon Financial                                          3,687                 96,267
 Northern Trust                                            1,892                 66,315
 State Street                                              2,774                108,186
                                                                                419,727
FILTRATION & SEPARATION PRODUCTS (0.02%)
 Pall                                                      1,047                 17,464
FINANCE-CONSUMER LOANS (0.34%)
 Household International                                   4,050                112,630
 SLM                                                       1,310                136,057
                                                                                248,687
FINANCE-CREDIT CARD (0.93%)
 American Express                                         11,255                397,866
 Capital One Financial                                     1,892                 56,230
 MBNA                                                     10,937                208,022
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
                                                                            $
 Providian Financial                                       2,467                 16,011
                                                                                678,129
FINANCE-INVESTMENT BANKER & BROKER (1.49%)
 Bear Stearns                                                823                 48,886
 Goldman Sachs Group                                       4,084                278,121
 Lehman Brothers Holdings                                  2,031                108,232
 Merrill Lynch                                             7,403                280,944
 Morgan Stanley                                            9,298                371,176
                                                                              1,087,359
FINANCE-MORTGAGE LOAN/BANKER (1.31%)
 Countrywide Credit Industries                             1,078                 55,678
 Federal Home Loan Mortgage                                5,956                351,702
 Federal National Mortgage Association                     8,521                548,156
                                                                                955,536
FINANCIAL GUARANTEE INSURANCE (0.19%)
 AMBAC Financial Group                                       903                 50,785
 MBIA                                                      1,242                 54,474
 MGIC Investment                                             857                 35,394
                                                                                140,653
FOOD (0.09%)
 Archer-Daniels-Midland                                    5,564                 68,994
FOOD-CONFECTIONERY (0.25%)
 Hershey Foods                                             1,167                 78,702
 Wm. Wrigley Jr.                                           1,929                105,864
                                                                                184,566
FOOD-MISCELLANEOUS/DIVERSIFIED (0.98%)
 Campbell Soup                                             3,502                 82,192
 Conagra Foods                                             4,587                114,721
 General Mills                                             3,148                147,799
 H.J. Heinz                                                3,007                 98,840
 Kellogg                                                   3,502                120,013
 Sara Lee                                                  6,677                150,299
                                                                                713,864
FOOD-RETAIL (0.38%)
 Albertson's                                               3,245                 72,233
 Kroger                                                    6,620                102,279
 Safeway /1/                                               3,766                 87,974
 Winn-Dixie Stores                                         1,200                 18,336
                                                                                280,822
FOOD-WHOLESALE & DISTRIBUTION (0.26%)
 Supervalu                                                 1,142                 18,855
 Sysco                                                     5,622                167,479
                                                                                186,334
FORESTRY (0.05%)
 Plum Creek Timber                                         1,578                 37,241
GAS-DISTRIBUTION (0.15%)
 KeySpan                                                   1,214                 42,781
 Nicor                                                       375                 12,761
 Peoples Energy                                              303                 11,711
 Sempra Energy                                             1,749                 41,364
                                                                                108,617
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GOLD MINING (0.14%)
                                                                            $
 Newmont Mining                                            3,438                 99,805
HEALTH CARE COST CONTAINMENT (0.09%)
 McKesson                                                  2,490                 67,305
HOME DECORATION PRODUCTS (0.09%)
 Newell Rubbermaid                                         2,281                 69,183
HOME FURNISHINGS (0.05%)
 Leggett & Platt                                           1,671                 37,497
HOTELS & MOTELS (0.20%)
 Hilton Hotels                                             3,211                 40,812
 Marriott International                                    2,031                 66,759
 Starwood Hotels & Resorts Worldwide                       1,702                 40,405
                                                                                147,976
HUMAN RESOURCES (0.03%)
 Robert Half International /1/                             1,495                 24,084
IDENTIFICATION SYSTEM-DEVELOPMENT (0.02%)
 Symbol Technologies                                       1,959                 16,103
INDEPENDENT POWER PRODUCER (0.02%)
 Calpine /1/                                               3,216                 10,484
 Mirant /1/                                                3,432                  6,487
                                                                                 16,971
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 Rockwell International                                    1,586                 32,846
INDUSTRIAL GASES (0.22%)
 Air Products & Chemicals                                  1,946                 83,191
 Praxair                                                   1,384                 79,954
                                                                                163,145
INSTRUMENTS-CONTROLS (0.19%)
 Johnson Controls                                            760                 60,929
 Parker Hannifin                                           1,007                 46,453
 Thermo Electron /1/                                       1,396                 28,088
                                                                                135,470
INSTRUMENTS-SCIENTIFIC (0.11%)
 Applied Biosystems Group                                  1,787                 31,344
 Millipore                                                   412                 14,008
 PerkinElmer                                               1,067                  8,803
 Waters /1/                                                1,101                 23,980
                                                                                 78,135
INSURANCE BROKERS (0.36%)
 Aon                                                       2,649                 50,040
 Marsh & McLennan                                          4,595                212,335
                                                                                262,375
INTERNET BROKERS (0.17%)
 Charles Schwab                                           11,505                124,829
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.18%)
 Franklin Resources                                        2,219                 75,623
 Stilwell Financial                                        1,899                 24,820
 T. Rowe Price Group                                       1,045                 28,508
                                                                                128,951
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.02%)
                                                                            $
 Brunswick                                                   769                 15,272
LIFE & HEALTH INSURANCE (0.63%)
 Aflac                                                     4,417                133,041
 Jefferson-Pilot                                           1,225                 46,685
 John Hancock Financial Services                           2,462                 68,690
 Lincoln National                                          1,515                 47,844
 Principal Financial Group                                 2,882                 86,834
 Torchmark                                                 1,017                 37,151
 UnumProvident                                             2,061                 36,150
                                                                                456,395
LINEN SUPPLY & RELATED ITEMS (0.09%)
 Cintas                                                    1,450                 66,337
MACHINERY-CONSTRUCTION & MINING (0.18%)
 Caterpillar                                               2,944                134,600
MACHINERY-FARM (0.13%)
 Deere                                                     2,042                 93,626
MACHINERY-GENERAL INDUSTRY (0.16%)
 Dover                                                     1,730                 50,447
 Ingersoll-Rand                                            1,444                 62,179
 McDermott International /1/                                 540                  2,365
                                                                                114,991
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                2,422                 38,752
MEDICAL INSTRUMENTS (1.14%)
 Biomet                                                    2,224                 63,740
 Boston Scientific /1/                                     3,489                148,352
 Guidant /1/                                               2,610                 80,519
 Medtronic                                                10,449                476,474
 St. Jude Medical /1/                                      1,520                 60,374
                                                                                829,459
MEDICAL LABORATORY & TESTING SERVICE (0.06%)
 Quest Diagnostics /1/                                       834                 47,455
MEDICAL PRODUCTS (2.41%)
 Baxter International                                      5,077                142,156
 Becton Dickinson                                          2,191                 67,242
 Johnson & Johnson                                        25,437              1,366,221
 Stryker                                                   1,688                113,298
 Zimmer Holdings /1/                                       1,663                 69,048
                                                                              1,757,965
MEDICAL-BIOMEDICAL/GENE (0.96%)
 Amgen /1/                                                11,022                532,804
 Biogen /1/                                                1,276                 51,117
 Chiron /1/                                                1,613                 60,649
 Genzyme /1/                                               1,830                 54,113
                                                                                698,683
MEDICAL-DRUGS (7.19%)
 Abbott Laboratories                                      13,382                535,280
 Allergan                                                  1,103                 63,555
 Bristol-Myers Squibb                                     16,587                383,989
 Eli Lilly                                                 9,621                610,934
 Forest Laboratories /1/                                   1,549                152,143
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                            $
 King Pharmaceuticals /1/                                  2,080                 35,755
 Medimmune /1/                                             2,140                 58,144
 Merck                                                    19,231              1,088,667
 Pfizer                                                   52,774              1,613,301
 Schering-Plough                                          12,560                278,832
 Wyeth                                                    11,351                424,527
                                                                              5,245,127
MEDICAL-GENERIC DRUGS (0.04%)
 Watson Pharmaceutical /1/                                   912                 25,782
MEDICAL-HMO (0.62%)
 Aetna                                                     1,284                 52,799
 Anthem /1/                                                1,208                 75,983
 Humana /1/                                                1,384                 13,840
 UnitedHealth Group                                        2,604                217,434
 Wellpoint Health Networks /1/                             1,271                 90,445
                                                                                450,501
MEDICAL-HOSPITALS (0.39%)
 HCA                                                       4,391                182,226
 Health Management Associates /1/                          2,035                 36,427
 Tenet Healthcare /1/                                      4,173                 68,437
                                                                                287,090
MEDICAL-NURSING HOMES (0.02%)
 Manor Care /1/                                              839                 15,614
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.37%)
 AmerisourceBergen                                           903                 49,042
 Cardinal Health                                           3,789                224,271
                                                                                273,313
METAL PROCESSORS & FABRICATION (0.02%)
 Worthington Industries                                      730                 11,125
METAL-ALUMINUM (0.23%)
 Alcoa                                                     7,227                164,632
METAL-COPPER (0.03%)
 Phelps Dodge                                                758                 23,991
METAL-DIVERSIFIED (0.03%)
 Freeport-McMoran Copper & Gold /1/                        1,237                 20,757
MISCELLANEOUS INVESTING (0.27%)
 Equity Office Properties Trust                            3,523                 88,005
 Equity Residential Properties Trust                       2,315                 56,903
 Simon Property Group                                      1,605                 54,682
                                                                                199,590
MONEY CENTER BANKS (2.37%)
 Bank of America                                          12,815                891,540
 JP Morgan Chase                                          17,098                410,352
 Wachovia                                                 11,646                424,380
                                                                              1,726,272
MOTORCYCLE & MOTOR SCOOTER (0.16%)
 Harley-Davidson                                           2,587                119,519
MULTI-LINE INSURANCE (3.03%)
 Allstate                                                  6,025                222,866
 American International Group                             22,340              1,292,369
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                            $
 Cigna                                                     1,196                 49,179
 Cincinnati Financial                                      1,383                 51,932
 Hartford Financial Services                               2,184                 99,219
 Loews                                                     1,588                 70,602
 MetLife                                                   5,992                162,024
 Prudential Financial /1/                                  4,845                153,780
 Safeco                                                    1,180                 40,911
 St. Paul                                                  1,932                 65,785
                                                                              2,208,667
MULTIMEDIA (2.31%)
 AOL Time Warner /1/                                      38,280                501,468
 Gannett                                                   2,286                164,135
 McGraw-Hill                                               1,656                100,089
 Meredith                                                    423                 17,389
 Viacom /1/                                               15,078                614,579
 Walt Disney                                              17,489                285,246
                                                                              1,682,906
NETWORKING PRODUCTS (1.20%)
 Cisco Systems /1/                                        61,879                810,615
 Lucent Technologies                                      29,312                 36,933
 Network Appliance /1/                                     2,873                 28,730
                                                                                876,278
NON-HAZARDOUS WASTE DISPOSAL (0.19%)
 Allied Waste Industries /1/                               1,683                 16,830
 Waste Management                                          5,223                119,711
                                                                                136,541
OFFICE AUTOMATION & EQUIPMENT (0.16%)
 Pitney Bowes                                              2,035                 66,463
 Xerox /1/                                                 6,297                 50,691
                                                                                117,154
OFFICE SUPPLIES & FORMS (0.08%)
 Avery Dennison                                              938                 57,293
OIL & GAS DRILLING (0.23%)
 Nabors Industries /1/                                     1,233                 43,488
 Noble /1/                                                 1,146                 40,282
 Rowan                                                       800                 18,160
 Transocean Sedco Forex                                    2,726                 63,243
                                                                                165,173
OIL COMPANY-EXPLORATION & PRODUCTION (0.53%)
 Anadarko Petroleum                                        2,127                101,883
 Apache                                                    1,228                 69,984
 Burlington Resources                                      1,719                 73,315
 Devon Energy                                              1,335                 61,277
 EOG Resources                                               991                 39,561
 Kerr-McGee                                                  857                 37,965
                                                                                383,985
OIL COMPANY-INTEGRATED (4.33%)
 Amerada Hess                                                761                 41,893
 ChevronTexaco                                             9,145                607,960
 ConocoPhillips                                            5,792                280,275
 Exxon Mobil                                              57,625              2,013,417
 Marathon Oil                                              2,672                 56,887
 Occidental Petroleum                                      3,228                 91,837
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                            $
 Unocal                                                    2,202                 67,337
                                                                              3,159,606
OIL REFINING & MARKETING (0.05%)
 Ashland                                                     588                 16,776
 Sunoco                                                      652                 21,633
                                                                                 38,409
OIL-FIELD SERVICES (0.57%)
 Baker Hughes                                              2,870                 92,385
 BJ Services /1/                                           1,338                 43,231
 Halliburton                                               3,726                 69,714
 Schlumberger                                              4,969                209,145
                                                                                414,475
OPTICAL SUPPLIES (0.02%)
 Bausch & Lomb                                               460                 16,560
PAPER & RELATED PRODUCTS (0.48%)
 Boise Cascade                                               497                 12,534
 Georgia-Pacific                                           2,139                 34,566
 International Paper                                       4,113                143,832
 Louisiana-Pacific                                           892                  7,190
 MeadWestvaco                                              1,706                 42,155
 Temple-Inland                                               457                 20,478
 Weyerhaeuser                                              1,869                 91,974
                                                                                352,729
PHARMACEUTICALS (0.63%)
 Pharmacia                                                11,068                462,642
PHOTO EQUIPMENT & SUPPLIES (0.12%)
 Eastman Kodak                                             2,491                 87,285
PHYSICAL THERAPY & REHABILITATION CENTERS (0.02%)
 Healthsouth /1/                                           3,384                 14,213
PIPELINES (0.13%)
 Dynegy                                                    3,153                  3,720
 El Paso                                                   5,128                 35,691
 Kinder Morgan                                             1,040                 43,961
 Williams                                                  4,410                 11,907
                                                                                 95,279
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 American Power Conversion /1/                             1,673                 25,346
PRINTING-COMMERCIAL (0.03%)
 R.R. Donnelley & Sons                                       967                 21,052
PROPERTY & CASUALTY INSURANCE (0.62%)
 ACE                                                       2,240                 65,722
 Chubb                                                     1,466                 76,525
 Progressive                                               1,859                 92,262
 Travelers Property Casualty /1/                           8,594                125,902
 XL Capital                                                1,163                 89,842
                                                                                450,253
PUBLISHING-NEWSPAPERS (0.35%)
 Dow Jones                                                   703                 30,391
 Knight Ridder                                               703                 44,465
 New York Times                                            1,294                 59,175
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (CONTINUED)
                                                                            $
 Tribune                                                   2,610                118,650
                                                                                252,681
REGIONAL BANKS (3.46%)
 Bank One                                                  9,973                364,513
 Comerica                                                  1,492                 64,514
 Fifth Third Bancorp                                       4,947                289,647
 FleetBoston Financial                                     8,986                218,360
 Huntington Bancshares                                     2,014                 37,682
 KeyCorp                                                   3,642                 91,560
 National City                                             5,236                143,047
 PNC Financial Services Group                              2,424                101,566
 Suntrust Banks                                            2,434                138,543
 U.S. Bancorp                                             16,406                348,135
 Union Planters                                            1,706                 48,007
 Wells Fargo                                              14,488                679,053
                                                                              2,524,627
RETAIL-APPAREL & SHOE (0.28%)
 Gap                                                       7,568                117,455
 Limited                                                   4,476                 62,351
 Nordstrom                                                 1,153                 21,872
                                                                                201,678
RETAIL-AUTO PARTS (0.08%)
 Autozone /1/                                                841                 59,417
RETAIL-BEDDING (0.12%)
 Bed Bath & Beyond /1/                                     2,502                 86,394
RETAIL-BUILDING PRODUCTS (1.00%)
 Home Depot                                               19,917                477,211
 Lowe's                                                    6,683                250,613
                                                                                727,824
RETAIL-CONSUMER ELECTRONICS (0.15%)
 Best Buy /1/                                              2,743                 66,243
 Circuit City Stores                                       1,792                 13,297
 RadioShack                                                1,441                 27,004
                                                                                106,544
RETAIL-DISCOUNT (3.34%)
 Big Lots /1/                                                989                 13,084
 Costco Wholesale /1/                                      3,903                109,518
 Dollar General                                            2,845                 33,998
 Family Dollar Stores                                      1,479                 46,160
 Target                                                    7,777                233,310
 TJX                                                       4,521                 88,250
 Wal-Mart Stores                                          37,798              1,909,177
                                                                              2,433,497
RETAIL-DRUG STORE (0.47%)
 CVS                                                       3,364                 83,999
 Walgreen                                                  8,776                256,172
                                                                                340,171
RETAIL-JEWELRY (0.04%)
 Tiffany                                                   1,243                 29,720
RETAIL-MAJOR DEPARTMENT STORE (0.24%)
 J.C. Penney                                               2,292                 52,739
 May Department Stores                                     2,460                 56,531
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (CONTINUED)
                                                                            $
 Sears Roebuck                                             2,698                 64,617
                                                                                173,887
RETAIL-OFFICE SUPPLIES (0.15%)
 Office Depot /1/                                          2,640                 38,966
 Staples /1/                                               4,028                 73,713
                                                                                112,679
RETAIL-REGIONAL DEPARTMENT STORE (0.30%)
 Dillards                                                    720                 11,419
 Federated Department Stores /1/                           1,679                 48,288
 Kohls /1/                                                 2,887                161,528
                                                                                221,235
RETAIL-RESTAURANTS (0.49%)
 Darden Restaurants                                        1,462                 29,898
 McDonald's                                               10,889                175,095
 Starbucks /1/                                             3,315                 67,560
 Wendy's International                                       987                 26,718
 Yum! Brands /1/                                           2,535                 61,398
                                                                                360,669
RETAIL-TOY STORE (0.02%)
 Toys R Us /1/                                             1,813                 18,130
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                        627                  9,618
 Goodyear Tire & Rubber                                    1,496                 10,188
                                                                                 19,806
SAVINGS & LOANS-THRIFTS (0.59%)
 Charter One Financial                                     1,934                 55,564
 Golden West Financial                                     1,310                 94,071
 Washington Mutual                                         8,106                279,900
                                                                                429,535
SCHOOLS (0.09%)
 Apollo Group /1/                                          1,492                 65,648
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.32%)
 Analog Devices /1/                                        3,123                 74,546
 Linear Technology                                         2,672                 68,724
 Maxim Integrated Products /1/                             2,740                 90,529
                                                                                233,799
SEMICONDUCTOR EQUIPMENT (0.41%)
 Applied Materials /1/                                    14,114                183,906
 Kla-Tencor /1/                                            1,614                 57,087
 Novellus Systems /1/                                      1,271                 35,690
 Teradyne /1/                                              1,562                 20,322
                                                                                297,005
STEEL-PRODUCERS (0.05%)
 Nucor                                                       667                 27,547
 United States Steel                                         869                 11,401
                                                                                 38,948
STEEL-SPECIALTY (0.01%)
 Allegheny Technologies                                      688                  4,286
TELECOMMUNICATION EQUIPMENT (0.45%)
 ADC Telecommunications /1/                                6,801                 14,214
 Andrew /1/                                                  837                  8,604
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                            $
 Comverse Technology /1/                                   1,597                 16,002
 Qualcomm /1/                                              6,722                244,614
 Scientific-Atlanta                                        1,336                 15,845
 Tellabs /1/                                               3,512                 25,532
                                                                                324,811
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.11%)
 CIENA /1/                                                 3,685                 18,941
 Corning /1/                                               9,802                 32,444
 JDS Uniphase /1/                                         12,112                 29,917
                                                                                 81,302
TELECOMMUNICATION SERVICES (0.01%)
 Avaya /1/                                                 3,091                  7,573
TELEPHONE-INTEGRATED (3.67%)
 Alltel                                                    2,661                135,711
 AT&T                                                      6,598                172,274
 BellSouth                                                15,912                411,643
 CenturyTel                                                1,220                 35,844
 Citizens Communications /1/                               2,410                 25,425
 Qwest Communications International                       14,517                 72,585
 SBC Communications                                       28,432                770,791
 Sprint                                                    7,658                110,888
 Sprint PCS /1/                                            8,513                 37,287
 Verizon Communications                                   23,429                907,874
                                                                              2,680,322
TELEVISION (0.07%)
 Univision Communications /1/                              1,956                 47,922
TOBACCO (1.09%)
 Philip Morris                                            17,716                718,029
 RJ Reynolds Tobacco Holdings                                754                 31,751
 UST                                                       1,444                 48,273
                                                                                798,053
TOOLS-HAND HELD (0.10%)
 Black & Decker                                              687                 29,465
 Snap-On                                                     497                 13,971
 Stanley Works                                               754                 26,073
                                                                                 69,509
TOYS (0.12%)
 Hasbro                                                    1,478                 17,071
 Mattel                                                    3,744                 71,697
                                                                                 88,768
TRANSPORT-RAIL (0.45%)
 Burlington Northern Santa Fe                              3,228                 83,960
 CSX                                                       1,817                 51,439
 Norfolk Southern                                          3,316                 66,287
 Union Pacific                                             2,167                129,739
                                                                                331,425
TRANSPORT-SERVICES (1.02%)
 FedEx                                                     2,553                138,423
 United Parcel Service                                     9,559                602,982
                                                                                741,405
TRAVEL SERVICES (0.03%)
 Sabre Holdings /1/                                        1,237                 22,402
                                                       Shares
                                                        Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING (0.02%)
                                                                            $
 Ryder System                                                530                 11,893
WEB PORTALS (0.11%)
 Yahoo /1/                                                 5,060                 82,731
WIRELESS EQUIPMENT (0.23%)
 Motorola                                                 19,702                170,422
                                            TOTAL COMMON STOCKS              69,392,091

                                                      Principal
                                                       Amount                  Value
----------------------------------------------------------------------------------------------
BONDS (1.31%)
FINANCE-INVESTMENT BANKER & BROKER (0.63%)
 Lehman Brothers Holdings /4/
  6.13%; 07/15/03                                    $   200,000            $   206,406
 Salomon Smith Barney /3/ /4/
  2.08%; 04/28/03                                        250,000                250,218
                                                                                456,624
MONEY CENTER BANKS (0.68%)
 Bank of America /3/ /4/
  1.84%; 07/07/03                                        250,000                250,114
 JP Morgan Chase /3/ /4/
  1.80%; 05/01/03                                        250,000                250,090
                                                                                500,204
                                                    TOTAL BONDS                 956,828

                                                      Principal
                                                       Amount                  Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.49%)
DIVERSIFIED FINANCIAL SERVICES (4.49%)
 Investment in Joint Trading Account; General
  Electric Capital
  1.25%; 01/02/03                                      3,277,626              3,277,626
                                         TOTAL COMMERCIAL PAPER               3,277,626



                                                 Principal Amount
                                                                               Value
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.27%)
 JP Morgan; 1.22%; 01/02/03; (collateralized
  by U.S. agency securities; $200,444;           $  199,000
  03/15/07 - 05/15/30) /4/                                                 $    199,000
                                                                           ------------
                TOTAL REPURCHASE AGREEMENTS                                     199,000
                                                                           ------------
                         TOTAL PORTFOLIO INVESTMENTS (101.20%)               73,825,545
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.20%)                              (876,054)
                                    TOTAL NET ASSETS (100.00%)              $72,949,491
                                                                          -------------

See accompanying notes.



                                                      Unrealized
 Contract                  Opening       Current     Gain (Loss)
   Type      Commitment  Market Value  Market Value
-----------------------------------------------------------------
FUTURES CONTRACTS
15 S&P 500     Buy        $3,329,876    $3,295,876     $(33,712)
March, 2003
Futures


/1 //Non-income producing security./
/2 //Security or a portion of the security was pledged to cover margin /
  /requirements for futures contracts./
/3 //Variable rate./
/4 //Security was purchased with the cash proceeds from securities loans./

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP VALUE ACCOUNT

                               DECEMBER 31, 2002

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (91.40%)
APPAREL MANUFACTURERS (0.07%)
                                                                     $
 VF                                                   250                  9,013
APPLIANCES (0.25%)
 Whirlpool                                            625                 32,638
AUTO-CARS & LIGHT TRUCKS (0.96%)
 General Motors                                     3,425                126,245
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.47%)
 Paccar                                             1,337                 61,676
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.76%)
 Dana                                               3,925                 46,158
 Delphi Automotive Systems                          9,000                 72,450
 Lear /1/                                           1,500                 49,920
 Magna International                                1,125                 63,169
                                                                         231,697
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.55%)
 Vulcan Materials                                   1,925                 72,187
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.29%)
 Martin Marietta Materials                          1,250                 38,325
BUILDING-RESIDENTIAL & COMMERCIAL (1.39%)
 Centex                                             1,500                 75,300
 KB Home                                            1,225                 52,491
 Pulte                                              1,150                 55,051
                                                                         182,842
CABLE TV (0.36%)
 Comcast /1/                                          841                 19,822
 Comcast /1/                                        1,225                 27,673
                                                                          47,495
CELLULAR TELECOMMUNICATIONS (0.64%)
 AT&T Wireless Services /1/                        15,000                 84,750
CHEMICALS-DIVERSIFIED (3.07%)
 Dow Chemical                                       4,800                142,560
 E.I. Du Pont de Nemours                            4,300                182,320
 PPG Industries                                     1,600                 80,240
                                                                         405,120
CHEMICALS-SPECIALTY (0.62%)
 Eastman Chemical                                     650                 23,900
 Great Lakes Chemical                               1,300                 31,044
 Lubrizol                                             750                 22,875
 Millennium Chemicals                                 350                  3,332
                                                                          81,151
COATINGS & PAINT (0.32%)
 Sherwin-Williams                                   1,500                 42,375
COMMERCIAL BANKS (1.24%)
 Amsouth Bancorp                                    4,075                 78,240
 Regions Financial                                  2,575                 85,902
                                                                         164,142
COMMERCIAL SERVICE-FINANCE (0.48%)
 Deluxe                                             1,500                 63,150
COMPUTERS (2.26%)
 Hewlett-Packard                                   11,582                201,064
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (CONTINUED)
                                                                     $
 International Business Machines                    1,250                 96,875
                                                                         297,939
COMPUTERS-MEMORY DEVICES (0.04%)
 Quantum /1/                                        1,900                  5,073
COSMETICS & TOILETRIES (0.20%)
 Procter & Gamble                                     300                 25,782
DISTRIBUTION-WHOLESALE (0.83%)
 Genuine Parts                                      2,475                 76,230
 Ingram Micro /1/                                   2,200                 27,170
 Tech Data /1/                                        250                  6,740
                                                                         110,140
DIVERSIFIED FINANCIAL SERVICES (3.41%)
 Citigroup                                         12,775                449,552
DIVERSIFIED MANUFACTURING OPERATIONS (1.10%)
 Cooper Industries                                  1,125                 41,006
 Eaton                                              1,025                 80,063
 FMC /1/                                              875                 23,905
                                                                         144,974
ELECTRIC PRODUCTS-MISCELLANEOUS (0.03%)
 Emerson Electric                                      75                  3,814
ELECTRIC-INTEGRATED (6.13%)
 Allegheny Energy                                     900                  6,804
 Alliant Energy                                     2,400                 39,720
 Ameren                                             1,975                 82,101
 American Electric Power                            2,150                 58,760
 Cinergy                                            2,500                 84,300
 CMS Energy                                         2,900                 27,376
 Consolidated Edison                                2,125                 90,993
 Constellation Energy Group                         2,100                 58,422
 Duke Energy                                        5,875                114,797
 Entergy                                            2,050                 93,459
 PPL                                                1,875                 65,025
 Public Service Enterprise Group                    1,100                 35,310
 Puget Energy                                       2,300                 50,715
                                                                         807,782
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.06%)
 Solectron /1/                                      2,300                  8,165
ELECTRONIC CONNECTORS (0.09%)
 Thomas & Betts /1/                                   725                 12,253
ELECTRONIC PARTS DISTRIBUTION (0.07%)
 Arrow Electronics /1/                                700                  8,953
FINANCE-INVESTMENT BANKER & BROKER (1.95%)
 Bear Stearns                                       1,325                 78,705
 Lehman Brothers Holdings                           1,900                101,251
 Merrill Lynch                                      1,100                 41,745
 Morgan Stanley                                       900                 35,928
                                                                         257,629
FINANCE-MORTGAGE LOAN/BANKER (1.14%)
 Countrywide Credit Industries                        375                 19,369
 Federal Home Loan Mortgage                         1,200                 70,860
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                     $
 Federal National Mortgage Association                925                 59,505
                                                                         149,734
FINANCIAL GUARANTEE INSURANCE (0.91%)
 MBIA                                               1,900                 83,334
 MGIC Investment                                      900                 37,170
                                                                         120,504
FOOD-CANNED (0.03%)
 Del Monte Foods /1/                                  514                  3,955
FOOD-MISCELLANEOUS/DIVERSIFIED (1.01%)
 Conagra Foods                                      2,100                 52,521
 H.J. Heinz                                         2,450                 80,531
                                                                         133,052
FOOD-RETAIL (0.62%)
 Safeway /1/                                        3,475                 81,176
GAS-DISTRIBUTION (0.59%)
 Sempra Energy                                      3,300                 78,045
HOME FURNISHINGS (0.53%)
 Leggett & Platt                                    3,100                 69,564
INDEPENDENT POWER PRODUCER (0.08%)
 Reliant Resources /1/                              3,500                 11,200
INSTRUMENTS-CONTROLS (0.68%)
 Johnson Controls                                     150                 12,025
 Parker Hannifin                                    1,675                 77,268
                                                                          89,293
INSURANCE BROKERS (0.60%)
 Aon                                                4,200                 79,338
LIFE & HEALTH INSURANCE (1.28%)
 Jefferson-Pilot                                    2,150                 81,936
 John Hancock Financial Services                    3,100                 86,490
                                                                         168,426
MEDICAL-DRUGS (3.94%)
 Abbott Laboratories                                  800                 32,000
 Bristol-Myers Squibb                               6,350                147,003
 Merck                                              2,750                155,677
 Pfizer                                               975                 29,806
 Schering-Plough                                    5,550                123,210
 Wyeth                                                850                 31,790
                                                                         519,486
MEDICAL-HMO (1.24%)
 Aetna                                                425                 17,476
 Health Net /1/                                     1,575                 41,580
 Humana /1/                                         4,300                 43,000
 Oxford Health Plans /1/                            1,700                 61,965
                                                                         164,021
MONEY CENTER BANKS (5.20%)
 Bank of America                                    5,625                391,331
 JP Morgan Chase                                    3,375                 81,000
 Wachovia                                           5,850                213,174
                                                                         685,505
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (3.71%)
                                                                     $
 Allstate                                           3,700                136,863
 American International Group                       1,800                104,130
 Cigna                                              1,825                 75,044
 MetLife                                            3,250                 87,880
 St. Paul                                           2,500                 85,125
                                                                         489,042
MULTIMEDIA (0.32%)
 AOL Time Warner /1/                                  500                  6,550
 Viacom /1/                                           375                 15,285
 Walt Disney                                        1,225                 19,980
                                                                          41,815
OIL COMPANY-INTEGRATED (9.85%)
 Amerada Hess                                       1,200                 66,060
 ChevronTexaco                                      4,175                277,554
 ConocoPhillips                                     3,325                160,896
 Exxon Mobil                                       17,600                614,944
 Marathon Oil                                       3,900                 83,031
 Occidental Petroleum                               3,375                 96,019
                                                                       1,298,504
OIL REFINING & MARKETING (0.95%)
 Ashland                                            1,625                 46,361
 Valero Energy                                      2,150                 79,421
                                                                         125,782
PAPER & RELATED PRODUCTS (2.08%)
 Boise Cascade                                      1,500                 37,830
 Georgia-Pacific                                    3,350                 54,136
 International Paper                                3,200                111,903
 MeadWestvaco                                       2,850                 70,423
                                                                         274,292
POULTRY (0.40%)
 Tyson Foods                                        4,750                 53,295
POWER CONVERTER & SUPPLY EQUIPMENT (0.29%)
 Hubbell                                            1,075                 37,775
PRINTING-COMMERCIAL (0.46%)
 R.R. Donnelley & Sons                              2,775                 60,412
PROPERTY & CASUALTY INSURANCE (0.89%)
 Chubb                                              1,025                 53,505
 Travelers Property Casualty /1/                    3,797                 55,626
 Travelers Property Casualty /1/                      610                  8,937
                                                                         118,068
PUBLISHING-NEWSPAPERS (0.23%)
 Knight Ridder                                        300                 18,975
 New York Times                                       250                 11,433
                                                                          30,408
REGIONAL BANKS (8.41%)
 Bank One                                           5,075                185,491
 Comerica                                           2,000                 86,480
 FleetBoston Financial                              5,825                141,547
 Huntington Bancshares                              4,175                 78,114
 KeyCorp                                            3,775                 94,904
 National City                                      4,125                112,695
 Suntrust Banks                                     1,775                101,033
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                     $
 U.S. Bancorp                                       8,600                182,492
 Union Planters                                     1,262                 35,513
 Wells Fargo                                        1,950                 91,397
                                                                       1,109,666
RETAIL-AUTOMOBILE (0.53%)
 Autonation /1/                                     5,575                 70,022
RETAIL-DISCOUNT (0.37%)
 TJX                                                2,500                 48,800
RETAIL-MAJOR DEPARTMENT STORE (0.95%)
 May Department Stores                              1,775                 40,789
 Sears Roebuck                                      3,525                 84,424
                                                                         125,213
RETAIL-OFFICE SUPPLIES (0.51%)
 Office Depot /1/                                   4,575                 67,527
RETAIL-REGIONAL DEPARTMENT STORE (0.61%)
 Federated Department Stores /1/                    2,800                 80,528
RETAIL-RESTAURANTS (0.88%)
 McDonald's                                         7,250                116,580
RETAIL-TOY STORE (0.23%)
 Toys R Us /1/                                      3,000                 30,000
RUBBER-TIRES (0.13%)
 Goodyear Tire & Rubber                             2,475                 16,855
SAVINGS & LOANS-THRIFTS (1.96%)
 Golden West Financial                              1,300                 93,353
 Washington Mutual                                  4,775                164,881
                                                                         258,234
TELECOMMUNICATION EQUIPMENT (1.23%)
 ADC Telecommunications /1/                        20,700                 43,263
 Nortel Networks /1/                               53,000                 85,330
 Tellabs /1/                                        4,700                 34,169
                                                                         162,762
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.46%)
 Corning /1/                                       18,400                 60,904
TELECOMMUNICATION SERVICES (0.08%)
 Avaya /1/                                          4,400                 10,780
TELEPHONE COMMUNICATION (0.10%)
 AT&T                                                 520                 13,577
TELEPHONE-INTEGRATED (5.43%)
 BellSouth                                          7,950                205,666
 Qwest Communications International                 5,400                 27,000
 SBC Communications                                10,600                287,366
 Verizon Communications                             5,050                195,688
                                                                         715,720
TOBACCO (1.26%)
 Philip Morris                                      4,100                166,173
TOOLS-HAND HELD (0.93%)
 Black & Decker                                     1,450                 62,190
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOOLS-HAND HELD (CONTINUED)
                                                                     $
 Stanley Works                                      1,750                 60,515
                                                                         122,705
TRANSPORT-RAIL (1.61%)
 Burlington Northern Santa Fe                       3,650                 94,936
 CSX                                                2,900                 82,099
 Norfolk Southern                                   1,000                 19,990
 Union Pacific                                        250                 14,968
                                                                         211,993
WIRELESS EQUIPMENT (0.05%)
 Motorola                                             750                  6,488
                                     TOTAL COMMON STOCKS              12,052,081
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (91.40%)              12,052,081
CASH AND RECEIVABLES, NET OF LIABILITIES (8.60%)                       1,134,175
                              TOTAL NET ASSETS (100.00%)             $13,186,256
                                                                     -------------


1    Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                MICROCAP ACCOUNT

                               DECEMBER 31, 2002

                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (99.79%)
ADVERTISING AGENCIES (0.16%)
                                                                      $
 Grey Global Group                                      30                 18,333
AEROSPACE & DEFENSE (0.42%)
 Esterline Technologies /1/                          1,500                 26,505
 Teledyne Technologies /1/                           1,400                 21,952
                                                                           48,457
AEROSPACE & DEFENSE EQUIPMENT (0.80%)
 AAR                                                 1,700                  8,755
 Curtiss-Wright                                        300                 19,146
 DRS Technologies /1/                                  400                 12,532
 Kaman                                               1,900                 20,900
 Sequa /1/                                             500                 19,555
 United Defense Industries /1/                         500                 11,650
                                                                           92,538
AGRICULTURAL BIOTECH (0.11%)
 Embrex /1/                                          1,100                 12,241
AIRLINES (0.35%)
 Alaska Air Group /1/                                1,200                 25,980
 ExpressJet Holdings /1/                             1,000                 10,250
 Mesa Air Group /1/                                  1,200                  4,884
                                                                           41,114
APPAREL MANUFACTURERS (0.33%)
 Kellwood                                              700                 18,200
 Oshkosh B'gosh                                        300                  8,415
 Phillips-Van Heusen                                 1,000                 11,560
                                                                           38,175
APPLIANCES (0.08%)
 Salton /1/                                          1,000                  9,620
APPLICATIONS SOFTWARE (0.59%)
 Barra /1/                                             400                 12,132
 MRO Software /1/                                    1,000                 12,145
 Pinnacle Systems /1/                                1,100                 14,971
 ScanSoft /1/                                        1,900                  9,880
 Serena Software /1/                                   800                 12,632
 Vastera /1/                                         1,100                  6,216
                                                                           67,976
AUDIO & VIDEO PRODUCTS (0.00%)
 Vialta /1/                                             21                      6
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.42%)
 Oshkosh Truck                                         800                 49,200
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.15%)
 Dura Automotive Systems /1/                         1,700                 17,068
BREWERY (0.16%)
 Boston Beer                                         1,300                 18,590
BROADCASTING SERVICES & PROGRAMMING (0.23%)
 Acacia Technologies /1/                             1,200                  2,892
 World Wrestling Entertainment /1/                   3,000                 24,150
                                                                           27,042
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.57%)
 Nortek Holdings                                       300                 13,725
 Simpson Manufacturing /1/                             500                 16,450
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (CONTINUED)
                                                                      $
 USG /1/                                             4,300                 36,335
                                                                           66,510
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.10%)
 Dycom Industries /1/                                  900                 11,925
BUILDING PRODUCTS-AIR & HEATING (0.47%)
 Comfort Systems /1/                                 4,300                 14,405
 Lennox International                                3,200                 40,160
                                                                           54,565
BUILDING PRODUCTS-LIGHT FIXTURES (0.24%)
 Genlyte Group /1/                                     500                 15,580
 LSI Industries                                        850                 11,772
                                                                           27,352
BUILDING PRODUCTS-WOOD (0.29%)
 Universal Forest Products                           1,600                 34,114
BUILDING-MAINTENANCE & SERVICE (0.12%)
 Integrated Electrical Services /1/                  3,700                 14,245
BUILDING-MOBIL HOME & MANUFACTURE HOUSING (0.09%)
 Fleetwood Enterprises /1/                           1,400                 10,990
BUILDING-RESIDENTIAL & COMMERCIAL (0.50%)
 Beazer Homes /1/                                      200                 12,120
 Hovnanian Enterprises /1/                             600                 19,020
 M/I Schottenstein Homes                               500                 13,900
 Meritage                                              400                 13,460
                                                                           58,500
BUSINESS TO BUSINESS-E COMMERCE (0.16%)
 Ariba /1/                                           3,100                  7,688
 webMethods /1/                                      1,300                 10,686
                                                                           18,374
CABLE TV (0.24%)
 Insight Communications /1/                          1,400                 17,332
 Mediacom Communications /1/                         1,200                 10,572
                                                                           27,904
CASINO HOTELS (0.10%)
 MTR Gaming Group /1/                                1,500                 11,940
CASINO SERVICES (0.16%)
 Alliance Gaming /1/                                 1,100                 18,733
CELLULAR TELECOMMUNICATIONS (0.43%)
 Boston Communications Group                           900                 11,439
 Crown Castle International /1/                      4,800                 18,000
 Nextel Partners                                     1,600                  9,712
 Price Communications /1/                              800                 11,064
                                                                           50,215
CHEMICALS-PLASTICS (0.50%)
 A. Schulman                                         2,000                 37,220
 PolyOne                                             2,800                 10,976
 Spartech                                              500                 10,315
                                                                           58,511
CHEMICALS-SPECIALTY (1.88%)
 Arch Chemicals                                      2,700                 49,275
 Cabot Microelectronics /1/                            300                 14,160
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                      $
 Crompton                                            2,000                 11,900
 Cytec Industries /1/                                  900                 24,552
 Ferro                                                 500                 12,215
 Great Lakes Chemical                                2,300                 54,924
 H.B. Fuller                                         1,000                 25,880
 International Specialty Products /1/                1,100                 11,231
 Millennium Chemicals                                1,500                 14,280
                                                                          218,417
CIRCUIT BOARDS (0.32%)
 Benchmark Electronics /1/                           1,300                 37,258
COAL (0.09%)
 Massey Energy                                       1,100                 10,692
COFFEE (0.13%)
 Farmer Bros.                                           50                 15,450
COLLECTIBLES (0.10%)
 Department 56 /1/                                     900                 11,610
COMMERCIAL BANKS (7.51%)
 Alabama National Bancorp.                             700                 30,450
 Amcore Financial                                    1,600                 34,720
 Banner                                                900                 16,974
 Cathay Bancorp                                      1,900                 72,181
 Community Bank System                                 500                 15,675
 Corus Bankshares                                      500                 21,830
 East-West Bancorp                                   1,500                 54,120
 Financial Institutions                                500                 14,680
 First Bancorp.                                      1,800                 40,680
 First Charter                                       1,200                 21,600
 First Citizens BancShares                             300                 28,980
 GBC Bancorp                                           800                 15,488
 Hancock Holding                                     1,500                 66,975
 IBERIABANK                                            500                 20,080
 Integra Bank                                          700                 12,474
 Main Street Banks                                     700                 13,440
 MB Financial /1/                                      400                 13,916
 National Penn Bancshares                            1,022                 27,125
 Provident Bankshares                                2,190                 50,613
 R & G Financial                                     1,600                 37,200
 S&T Bancorp.                                        1,000                 25,051
 Seacoast Banking                                    1,400                 26,376
 South Financial Group                               1,700                 35,122
 Sterling Bancshares                                 2,850                 34,827
 Susquehanna Bancshares                              1,100                 22,925
 Texas Regional Bancshares                           1,050                 37,318
 United Bankshares                                   1,300                 37,779
 W Holding                                             700                 11,487
 Wesbanco                                              800                 18,712
 Wintrust Financial                                    400                 12,528
                                                                          871,326
COMMERCIAL SERVICE-FINANCE (0.23%)
 iDine Rewards Network /1/                           1,200                 12,744
 PRG-Schultz International                           1,600                 14,240
                                                                           26,984
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (1.06%)
                                                                      $
 Arbitron /1/                                        1,400                 46,900
 Coinstar /1/                                          500                 11,325
 CoStar Group /1/                                      500                  9,225
 Plexus /1/                                          1,800                 15,804
 Pre-Paid Legal Services /1/                           700                 18,340
 Sourcecorp /1/                                        500                  9,295
 TeleTech Holdings /1/                               1,700                 12,342
                                                                          123,231
COMMUNICATIONS SOFTWARE (0.59%)
 Avid Technology /1/                                 1,700                 39,015
 Inter-Tel                                           1,400                 29,274
                                                                           68,289
COMPUTER AIDED DESIGN (0.20%)
 Aspen Technology /1/                                4,700                 13,301
 MSC.Software                                        1,300                 10,036
                                                                           23,337
COMPUTER DATA SECURITY (0.06%)
 Rainbow Technologies /1/                              900                  6,453
COMPUTER SERVICES (1.70%)
 CACI International /1/                                700                 24,948
 Ciber /1/                                           2,300                 11,845
 Cognizant Technology Solutions /1/                    300                 21,669
 Compucom Systems /1/                                2,100                 11,781
 Factset Research Systems                              800                 22,616
 Fidelity National Information Solutions /1/         1,100                 18,975
 Manhattan Associates /1/                              900                 21,294
 Pec Solutions /1/                                     300                  8,970
 Pomeroy Computer Resources /1/                      3,000                 35,100
 SRA International /1/                                 400                 10,836
 Sykes Enterprises /1/                               2,700                  8,856
                                                                          196,890
COMPUTER SOFTWARE (0.08%)
 Phoenix Technologies /1/                            1,600                  9,232
COMPUTERS (0.09%)
 Palm /1/                                              700                 10,990
COMPUTERS-INTEGRATED SYSTEMS (1.30%)
 3D Systems /1/                                        700                  5,460
 Catapult Communications /1/                           500                  5,975
 Intergraph /1/                                      2,500                 44,400
 Kronos /1/                                            350                 12,946
 McData /1/                                          1,600                 11,360
 Mentor Graphics /1/                                 2,300                 18,078
 Mercury Computer Systems /1/                          400                 12,208
 Micros Systems /1/                                    500                 11,210
 NetScout Systems /1/                                1,600                  6,960
 Radiant Systems /1/                                 1,100                 10,593
 Systems & Computer Technology /1/                   1,400                 12,040
                                                                          151,230
COMPUTERS-MEMORY DEVICES (1.52%)
 Advanced Digital Information /1/                    1,800                 12,078
 Hutchison Technology /1/                              700                 14,490
 Iomega /1/                                          2,000                 15,700
 Maxtor /1/                                          5,700                 28,842
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                      $
 Quantum /1/                                         4,100                 10,947
 Sandisk /1/                                         2,000                 40,600
 Silicon Storage Technology /1/                      2,500                 10,100
 Western Digital /1/                                 6,800                 43,452
                                                                          176,209
COMPUTERS-PERIPHERAL EQUIPMENT (0.23%)
 Electronics for Imaging /1/                         1,000                 16,261
 InFocus /1/                                         1,600                  9,856
                                                                           26,117
CONSULTING SERVICES (0.73%)
 Advisory Board /1/                                    600                 17,940
 First Consulting Group /1/                          1,600                  9,216
 FTI Consulting /1/                                    700                 28,105
 Maximus /1/                                           700                 18,270
 Watson Wyatt /1/                                      500                 10,875
                                                                           84,406
CONSUMER PRODUCTS-MISCELLANEOUS (0.26%)
 Central Garden & Pet /1/                            1,600                 29,616
CONTAINERS-METAL & GLASS (0.36%)
 Crown Cork & Seal /1/                               2,900                 23,055
 Greif Brothers                                        800                 19,040
                                                                           42,095
CONTAINERS-PAPER & PLASTIC (0.18%)
 Longview Fibre                                      2,900                 20,967
DATA PROCESSING & MANAGEMENT (0.77%)
 American Management Systems /1/                     1,200                 14,388
 CCC Information Services Group /1/                  1,500                 26,625
 Documentum /1/                                      1,000                 15,660
 eFunds /1/                                          1,100                 10,021
 Filenet /1/                                           900                 10,980
 InterCept /1/                                         700                 11,852
                                                                           89,526
DECISION SUPPORT SOFTWARE (0.15%)
 NetIQ /1/                                           1,400                 17,290
DIAGNOSTIC EQUIPMENT (0.15%)
 Immucor /1/                                           850                 17,212
DIAGNOSTIC KITS (0.83%)
 Biosite Diagnostics /1/                               500                 17,010
 Idexx Laboratories /1/                              1,700                 56,610
 Inverness Medical Innovations /1/                     900                 11,835
 OraSure Technologies                                2,000                 10,900
                                                                           96,355
DIRECT MARKETING (0.25%)
 Advo /1/                                              900                 29,547
DISPOSABLE MEDICAL PRODUCTS (0.09%)
 Merit Medical Systems                                 500                  9,960
DISTRIBUTION-WHOLESALE (1.77%)
 Aviall /1/                                          1,500                 12,075
 Bell Microproducts /1/                              2,400                 13,296
 Daisytek International /1/                            900                  7,137
 Handleman /1/                                       1,400                 16,100
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                      $
 Hughes Supply                                       1,300                 35,516
 Owens & Minor                                       2,100                 34,482
 Scansource /1/                                        300                 14,790
 United Stationers /1/                               1,200                 34,561
 Watsco                                              2,300                 37,674
                                                                          205,631
DIVERSIFIED MANUFACTURING OPERATIONS (1.41%)
 A.O. Smith                                          1,500                 40,515
 Acuity Brands                                       1,000                 13,540
 Carlisle                                            1,500                 62,070
 Griffon /1/                                         1,300                 17,706
 Lydall                                                900                 10,215
 SPS Technologies /1/                                  500                 11,875
 U.S. Industries /1/                                 2,900                  7,627
                                                                          163,548
DIVERSIFIED MINERALS (0.13%)
 Amcol International                                 2,600                 15,080
DRUG DELIVERY SYSTEMS (0.06%)
 Noven Pharmaceuticals /1/                             800                  7,384
E-COMMERCE-SERVICES (0.10%)
 Pegasus Solutions /1/                               1,100                 11,033
E-MARKETING-INFORMATION (0.16%)
 DoubleClick /1/                                     3,200                 18,112
E-SERVICES-CONSULTING (0.20%)
 Digital Insight /1/                                 1,400                 12,166
 Websense /1/                                          500                 10,680
                                                                           22,846
ELECTRIC-INTEGRATED (1.53%)
 Avista                                              3,100                 35,836
 Northwestern                                        1,100                  5,588
 Otter Tail Power                                      700                 18,830
 PNM Resources                                         900                 21,438
 Sierra Pacific Resources                            2,500                 16,250
 Unisource Energy                                    1,200                 20,748
 Westar Energy                                       1,600                 15,840
 WPS Resources                                       1,100                 42,702
                                                                          177,232
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.09%)
 CTS                                                 1,700                 13,175
 Cubic                                                 800                 14,744
 Daktronics                                          1,500                 20,070
 DSP Group /1/                                       1,100                 17,402
 Methode Electronics                                 1,800                 19,746
 Planar Systems /1/                                    800                 16,504
 Rogers /1/                                            500                 11,125
 Stoneridge /1/                                      1,200                 14,280
                                                                          127,046
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.47%)
 Actel /1/                                             700                 11,354
 Cree /1/                                            2,100                 34,335
 ESS Technology /1/                                  1,400                  8,806
 IXYS /1/                                              900                  6,354
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                      $
 Pioneer Standard Electronics                        5,200                 47,736
 Silicon Image /1/                                   2,200                 13,200
 Skyworks Solutions /1/                              2,500                 21,550
 Three-Five Systems /1/                              1,200                  7,740
 White Electronic Designs                            1,100                  8,415
 Zoran /1/                                             800                 11,256
                                                                          170,746
ELECTRONIC CONNECTORS (0.12%)
 Thomas & Betts /1/                                    800                 13,520
ELECTRONIC MEASUREMENT INSTRUMENTS (0.60%)
 Analogic                                              400                 20,115
 Flir Systems                                          500                 24,400
 Itron /1/                                             700                 13,419
 Trimble Navigation /1/                                900                 11,241
                                                                           69,175
ELECTRONIC PARTS DISTRIBUTION (0.11%)
 NU Horizons Electronics /1/                         2,300                 13,294
ELECTRONICS-MILITARY (0.19%)
 Engineered Support Systems                            600                 21,996
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.23%)
 EMCOR Group /1/                                       500                 26,505
ENTERPRISE SOFTWARE & SERVICE (0.70%)
 Hyperion Solutions /1/                              1,100                 28,237
 JDA Software Group /1/                                900                  8,694
 Mantech International /1/                             600                 11,442
 Manugistics Group /1/                               3,200                  7,680
 Novell /1/                                          7,600                 25,384
                                                                           81,437
ENTERTAINMENT SOFTWARE (0.14%)
 Take-Two Interactive Software /1/                     700                 16,443
ENVIRONMENTAL CONSULTING & ENGINEERING (0.12%)
 Tetra Tech /1/                                      1,100                 13,420
FILTRATION & SEPARATION PRODUCTS (0.14%)
 Clarcor                                               500                 16,135
FINANCE-AUTO LOANS (0.18%)
 Westcorp                                            1,000                 21,000
FINANCE-INVESTMENT BANKER & BROKER (0.54%)
 Jefferies Group                                       700                 29,379
 Knight Trading Group /1/                            3,400                 16,286
 SWS Group                                           1,260                 17,086
                                                                           62,751
FINANCE-LEASING COMPANY (0.10%)
 DVI /1/                                             1,600                 12,080
FINANCE-MORTGAGE LOAN/BANKER (0.33%)
 Charter Municipal Mortgage Acceptance                 600                 10,422
 New Century Financial                               1,100                 27,929
                                                                           38,351
FOOD-BAKING (0.43%)
 Flowers Foods /1/                                   1,400                 27,314
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-BAKING (CONTINUED)
                                                                      $
 Interstate Bakeries                                 1,500                 22,875
                                                                           50,189
FOOD-CONFECTIONERY (0.28%)
 J.M. Smucker                                          823                 32,764
FOOD-MISCELLANEOUS/DIVERSIFIED (0.83%)
 Chiquita Brands International /1/                   1,100                 14,586
 Corn Products International                           800                 24,104
 J & J Snack Foods /1/                                 600                 21,426
 Ralcorp Holdings /1/                                  500                 12,570
 Seaboard                                              100                 24,000
                                                                           96,686
FOOD-RETAIL (0.56%)
 Great Atlantic & Pacific Tea /1/                    1,800                 14,508
 Pathmark Stores /1/                                 2,800                 14,196
 Ruddick                                             2,000                 27,380
 Wild Oats Markets /1/                                 900                  9,288
                                                                           65,372
FOOD-WHOLESALE & DISTRIBUTION (0.36%)
 Fleming                                             2,200                 14,454
 Nash Finch                                          1,500                 11,595
 United Natural Foods /1/                              600                 15,210
                                                                           41,259
FOOTWEAR & RELATED APPAREL (0.56%)
 Skechers U.S.A. /1/                                 3,800                 32,262
 Steven Madden /1/                                     900                 16,263
 Stride Rite                                         2,300                 16,491
                                                                           65,016
FUNERAL SERVICE & RELATED ITEMS (0.31%)
 Service Corp. International /1/                     4,700                 15,604
 Stewart Enterprises /1/                             3,700                 20,613
                                                                           36,217
GARDEN PRODUCTS (0.44%)
 Toro                                                  800                 51,120
GAS-DISTRIBUTION (1.72%)
 Energen                                             1,300                 37,830
 NUI                                                   700                 12,082
 ONEOK                                               4,500                 86,400
 South Jersey Industries                               500                 16,510
 Southern Union /1/                                  1,000                 16,500
 Southwest Gas                                       1,300                 30,485
                                                                          199,807
HAZARDOUS WASTE DISPOSAL (0.11%)
 Stericycle /1/                                        400                 12,952
HEALTH CARE COST CONTAINMENT (0.19%)
 Corvel /1/                                            600                 21,450
HEALTHCARE-PRODUCTS (0.25%)
 Oakley /1/                                          1,800                 18,486
 Zoll Medical /1/                                      300                 10,701
                                                                           29,187
HOME FURNISHINGS (0.22%)
 Kimball International                               1,800                 25,650
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOSPITAL BEDS & EQUIPMENT (0.26%)
                                                                      $
 Invacare                                              900                 29,970
HOTELS & MOTELS (0.10%)
 Boca Resorts /1/                                    1,100                 11,770
HUMAN RESOURCES (0.87%)
 CDI /1/                                               800                 21,584
 Kelly Services                                        800                 19,768
 Labor Ready /1/                                     2,300                 14,766
 MPS Group /1/                                       3,100                 17,174
 Spherion /1/                                        4,200                 28,140
                                                                          101,432
IDENTIFICATION SYSTEM-DEVELOPMENT (0.10%)
 Paxar /1/                                             800                 11,800
INDUSTRIAL AUTOMATION & ROBOTS (0.13%)
 UNOVA /1/                                           2,600                 15,600
INSTRUMENTS-CONTROLS (0.05%)
 BEI Technologies                                      500                  5,595
INSTRUMENTS-SCIENTIFIC (0.17%)
 Varian /1/                                            700                 20,083
INSURANCE BROKERS (0.21%)
 Hilb, Rogal & Hamilton                                600                 24,540
INTERNET APPLICATION SOFTWARE (0.33%)
 MatrixOne /1/                                       1,000                  4,300
 S1 /1/                                              2,400                 10,704
 Verity /1/                                            700                  9,374
 WebEx Communications /1/                              900                 13,500
                                                                           37,878
INTERNET BROKERS (0.16%)
 Ameritrade Holding                                  3,300                 18,678
INTERNET CONTENT-ENTERTAINMENT (0.12%)
 NetFlix /1/                                         1,300                 14,313
INTERNET FINANCIAL SERVICES (0.33%)
 eSpeed /1/                                          1,600                 27,106
 LendingTree                                           900                 11,592
                                                                           38,698
INTERNET INFRASTRUCTURE EQUIPMENT (0.10%)
 Avocent /1/                                           500                 11,110
INTERNET INFRASTRUCTURE SOFTWARE (0.18%)
 AsiaInfo Holdings /1/                               1,700                 10,778
 F5 Networks /1/                                       900                  9,666
                                                                           20,444
INTERNET SECURITY (0.32%)
 Internet Security Systems /1/                       1,000                 18,330
 RSA Security /1/                                    2,100                 12,579
 SonicWall /1/                                       1,800                  6,534
                                                                           37,443
INTERNET TELEPHONY (0.23%)
 ITXC /1/                                            2,000                  4,640
 j2 Global Communications /1/                          600                 11,424
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET TELEPHONY (CONTINUED)
                                                                      $
 Net2Phone /1/                                       2,500                 10,125
                                                                           26,189
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.21%)
 Gabelli Asset Management /1/                          800                 24,032
LASERS-SYSTEMS & COMPONENTS (0.32%)
 Coherent /1/                                          600                 11,970
 Electro Scientific Industries /1/                     600                 12,000
 Ii-Vi /1/                                             800                 12,848
                                                                           36,818
LIFE & HEALTH INSURANCE (1.00%)
 Delphi Financial Group                                700                 26,572
 Kansas City Life Insurance                            800                 30,320
 National Western Life Insurance /1/                   500                 48,000
 UICI /1/                                              700                 10,885
                                                                          115,777
LINEN SUPPLY & RELATED ITEMS (0.35%)
 Angelica                                              700                 14,455
 Unifirst                                            1,300                 26,260
                                                                           40,715
MACHINERY-CONSTRUCTION & MINING (0.10%)
 Joy Global /1/                                      1,000                 11,260
MACHINERY-ELECTRICAL (0.25%)
 Franklin Electric                                     600                 28,806
MACHINERY-GENERAL INDUSTRY (0.72%)
 Applied Industrial Technologies                     2,300                 43,470
 Stewart & Stevenson Services                        1,300                 18,382
 Tecumseh Products                                     500                 22,065
                                                                           83,917
MACHINERY-MATERIAL HANDLING (0.26%)
 Nacco Industries                                      700                 30,639
MACHINERY-PRINT TRADE (0.39%)
 Imation /1/                                         1,300                 45,604
MEDICAL INFORMATION SYSTEM (0.17%)
 IDX Systems /1/                                       700                 11,921
 VitalWorks /1/                                      1,900                  7,315
                                                                           19,236
MEDICAL INSTRUMENTS (0.97%)
 Conmed /1/                                            900                 17,631
 Datascope                                             500                 12,400
 Techne /1/                                          2,100                 59,993
 Thoratec /1/                                        1,500                 11,445
 Ventana Medical Systems /1/                           500                 11,525
                                                                          112,994
MEDICAL LABORATORY & TESTING SERVICE (0.17%)
 Covance /1/                                           800                 19,672
MEDICAL PRODUCTS (0.93%)
 Cantel Medical                                        900                 11,394
 Cyberonics /1/                                        900                 16,560
 Mentor                                                700                 26,950
 Possis Medical /1/                                    800                 14,400
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                      $
 PSS World Medical /1/                               2,300                 15,732
 Viasys Healthcare /1/                                 700                 10,423
 Vital Signs                                           400                 11,952
                                                                          107,411
MEDICAL-BIOMEDICAL/GENE (2.16%)
 Alexion Pharmaceuticals /1/                           800                 11,296
 Arqule /1/                                          2,800                  8,540
 Bio-Rad Laboratories /1/                              500                 19,350
 Bio-Technology General /1/                          3,100                  9,923
 Celera Genomics Group /1/                           5,100                 48,705
 Cell Genesys /1/                                    1,300                 14,497
 CombiMatrix /1/                                       669                  2,435
 Diversa /1/                                           600                  5,430
 Enzo Biochem /1/                                      800                 11,200
 Enzon /1/                                             800                 13,376
 Exelixis /1/                                        1,500                 12,000
 Gene Logic /1/                                      2,500                 15,725
 Incyte Genomics /1/                                 2,300                 10,488
 InterMune /1/                                         400                 10,204
 Maxygen /1/                                         1,200                  9,144
 Protein Design Labs /1/                             2,600                 22,100
 Serologicals /1/                                    2,400                 26,400
                                                                          250,813
MEDICAL-DRUGS (1.12%)
 Bradley Pharmaceuticals /1/                           900                 11,727
 Endo Pharmaceuticals Holdings /1/                   1,600                 12,318
 KOS Pharmaceuticals /1/                             1,400                 26,600
 KV Pharmaceutical /1/                                 700                 16,240
 Lannett                                               600                  9,828
 Perrigo /1/                                         2,100                 25,515
 Pharmacopeia /1/                                    1,800                 16,056
 Sepracor /1/                                        1,200                 11,604
                                                                          129,888
MEDICAL-GENERIC DRUGS (0.24%)
 Alpharma                                            2,300                 27,393
MEDICAL-HMO (0.42%)
 Cobalt                                                700                  9,660
 Pacificare Health Systems /1/                       1,400                 39,340
                                                                           49,000
MEDICAL-NURSING HOMES (0.16%)
 Beverly Enterprises /1/                             2,200                  6,270
 Kindred Healthcare /1/                                700                 12,706
                                                                           18,976
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.42%)
 Apria Healthcare Group /1/                            500                 11,120
 Cross Country /1/                                     900                 12,555
 Gentiva Health Services /1/                         2,800                 24,668
                                                                           48,343
METAL PROCESSORS & FABRICATION (0.27%)
 Commercial Metals                                     700                 11,368
 Worthington Industries                              1,300                 19,812
                                                                           31,180
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-DIVERSIFIED (0.10%)
                                                                      $
 Hecla Mining /1/                                    2,300                 11,638
METAL-IRON (0.15%)
 Cleveland-Cliffs                                      900                 17,865
MISCELLANEOUS INVESTING (7.09%)
 Anthracite Capital                                  1,000                 10,900
 Apex Mortgage Capital                               2,100                 13,734
 Brandywine Realty Trust                             1,200                 26,172
 Capital Automotive                                  2,500                 59,250
 Capstead Mortgage                                     800                 19,720
 CBL & Associates Properties                           800                 32,040
 Colonial Properties Trust                             500                 16,970
 Commercial Net Lease Realty                         5,800                 88,914
 FelCor Lodging Trust                                3,900                 44,616
 Glenborough Realty Trust                            4,600                 81,972
 Healthcare Realty Trust                             2,300                 67,275
 HRPT Properties Trust                               8,200                 67,568
 Impac Mortgage Holdings                             2,000                 23,000
 JDN Realty                                          2,800                 30,660
 Koger Equity                                        1,300                 20,280
 La Quinta                                           3,900                 17,160
 Meristar Hospitality                                1,600                 10,560
 PS Business Parks                                   1,600                 50,880
 Redwood Trust                                       2,500                 69,250
 Senior Housing Properties Trust                     1,100                 11,671
 Summit Properties                                     800                 14,240
 Thornburg Mortgage                                  2,300                 46,230
                                                                          823,062
MOTION PICTURES & SERVICES (0.11%)
 Macrovision /1/                                       800                 12,832
MULTI-LEVEL DIRECT SELLING (0.37%)
 Nu Skin Enterprises                                 3,600                 43,092
NETWORKING PRODUCTS (0.84%)
 Aeroflex /1/                                        1,900                 13,110
 Anixter International /1/                           1,700                 39,525
 Cable Design Technologies /1/                       1,800                 10,620
 Computer Network Technology /1/                     1,500                 10,650
 Extreme Networks /1/                                1,400                  4,578
 Foundry Networks /1/                                2,100                 14,784
 Ixia /1/                                            1,300                  4,745
                                                                           98,012
NON-FERROUS METALS (0.39%)
 RTI International Metals /1/                        2,300                 23,230
 USEC                                                3,700                 22,274
                                                                           45,504
NON-HAZARDOUS WASTE DISPOSAL (0.23%)
 Waste Connections /1/                                 700                 27,027
NON-HOTEL GAMBLING (0.12%)
 Pinnacle Entertainment /1/                          2,000                 13,860
OFFICE SUPPLIES & FORMS (0.59%)
 John H. Harland                                       900                 19,917
 Standard Register                                   1,000                 18,000
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE SUPPLIES & FORMS (CONTINUED)
                                                                      $
 Wallace Computer Services                           1,400                 30,114
                                                                           68,031
OIL & GAS DRILLING (0.29%)
 Atwood Oceanics /1/                                   800                 24,080
 Parker Drilling /1/                                 4,400                  9,768
                                                                           33,848
OIL COMPANY-EXPLORATION & PRODUCTION (1.53%)
 Chesapeake Energy                                   2,100                 16,254
 Harvest Natural Resources                           1,800                 11,880
 Houston Exploration /1/                               900                 27,540
 Magnum Hunter Resources /1/                         1,900                 11,305
 Patina Oil & Gas                                    1,400                 44,310
 Swift Energy /1/                                    1,600                 15,472
 Unit /1/                                            1,500                 27,825
 Westport Resources /1/                              1,100                 22,880
                                                                          177,466
OIL FIELD MACHINERY & EQUIPMENT (0.52%)
 Carbo Ceramics                                        400                 13,480
 Hydril                                                800                 18,856
 Lufkin Industries                                     600                 14,070
 Universal Compression Holdings /1/                    700                 13,391
                                                                           59,797
OIL REFINING & MARKETING (0.47%)
 Frontier Oil                                        1,600                 27,552
 Tesoro Petroleum /1/                                3,500                 15,820
 WD-40                                                 400                 10,568
                                                                           53,940
OIL-FIELD SERVICES (0.65%)
 Global Industries /1/                               2,400                 10,008
 Horizon Offshore /1/                                2,300                 11,454
 Key Energy Services /1/                             2,600                 23,322
 Oil States International /1/                        1,200                 15,480
 Tetra Technologies /1/                                700                 14,959
                                                                           75,223
OPTICAL SUPPLIES (0.12%)
 Sola International /1/                              1,100                 14,300
PAPER & RELATED PRODUCTS (0.85%)
 Chesapeake                                            800                 14,280
 Louisiana-Pacific                                   2,300                 18,538
 Pope & Talbot                                         800                 11,408
 Potlatch                                              600                 14,328
 Schweitzer-Mauduit International                    1,200                 29,400
 Wausau-Mosinee Paper                                1,000                 11,220
                                                                           99,174
PHARMACEUTICALS (0.13%)
 Cima Labs /1/                                         600                 14,515
PHYSICIAN PRACTICE MANAGEMENT (0.30%)
 American Healthways /1/                               700                 12,250
 US Oncology /1/                                     2,600                 22,542
                                                                           34,792
PIPELINES (0.19%)
 Western Gas Resources                                 600                 22,110
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POULTRY (0.38%)
                                                                      $
 Pilgrims Pride                                      1,800                 14,760
 Sanderson Farms                                     1,400                 29,274
                                                                           44,034
POWER CONVERTER & SUPPLY EQUIPMENT (0.20%)
 C&D Technologies                                    1,300                 22,971
PRECIOUS METALS (0.11%)
 Stillwater Mining /1/                               2,400                 12,840
PRINTING-COMMERCIAL (0.56%)
 Banta                                                 800                 25,016
 Bowne                                               2,000                 23,900
 Consolidated Graphics /1/                             700                 15,575
                                                                           64,491
PROPERTY & CASUALTY INSURANCE (1.66%)
 CNA Surety                                          1,600                 12,560
 Fremont General                                     3,700                 16,613
 LandAmerica Financial Group                         1,600                 56,720
 Ohio Casualty /1/                                   1,000                 12,950
 Philadelphia Consolidated Holding /1/                 400                 14,160
 PMA Capital                                           700                 10,031
 Selective Insurance Group                             700                 17,626
 State Auto Financial                                1,400                 21,700
 Stewart Information Services /1/                    1,400                 29,946
                                                                          192,306
PUBLICLY TRADED INVESTMENT FUND (0.33%)
 iShares Russell 2000 Index Fund                       500                 37,985
PUBLISHING-NEWSPAPERS (0.39%)
 Pulitzer                                            1,000                 44,950
RACETRACKS (0.11%)
 Magna Entertainment /1/                             2,000                 12,400
REAL ESTATE MANAGEMENT & SERVICES (0.34%)
 LNR Property                                        1,100                 38,940
REAL ESTATE OPERATOR & DEVELOPER (0.10%)
 Corrections Corp. of America /1/                      700                 12,005
REITS-WHOLE LOANS (0.16%)
 Novastar Financial                                    600                 18,618
RENTAL-AUTO & EQUIPMENT (0.16%)
 Dollar Thrifty Automotive Group /1/                   700                 14,805
 Rent-Way /1/                                        1,100                  3,850
                                                                           18,655
RESEARCH & DEVELOPMENT (0.27%)
 Albany Molecular Research /1/                       1,200                 17,749
 Parexel International /1/                           1,200                 13,188
                                                                           30,937
RESPIRATORY PRODUCTS (0.37%)
 ResMed /1/                                            500                 15,285
 Respironics /1/                                       900                 27,388
                                                                           42,673
RETAIL-APPAREL & SHOE (1.42%)
 AnnTaylor Stores /1/                                1,000                 20,420
 Brown Shoe                                          1,500                 35,745
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                      $
 Burlington Coat Factory Warehouse                     800                 14,360
 Charming Shoppes /1/                                5,300                 22,154
 Dress Barn /1/                                        900                 11,970
 Finish Line                                         1,200                 12,660
 Payless Shoesource /1/                                600                 30,882
 Shoe Carnival /1/                                     700                  9,808
 Stein Mart /1/                                      1,200                  7,320
                                                                          165,319
RETAIL-AUTOMOBILE (0.11%)
 United Auto Group /1/                               1,000                 12,470
RETAIL-BEDDING (0.16%)
 Linens 'N Things /1/                                  800                 18,080
RETAIL-COMPUTER EQUIPMENT (0.04%)
 PC Connection                                         800                  4,056
RETAIL-CONSUMER ELECTRONICS (0.09%)
 Tweeter Home Entertainment Group /1/                1,200                  6,936
 Ultimate Electronics /1/                              400                  4,060
                                                                           10,996
RETAIL-CONVENIENCE STORE (0.20%)
 Casey's General Stores                              1,900                 23,199
RETAIL-DISCOUNT (0.52%)
 ShopKo Stores                                       3,600                 44,820
 Tuesday Morning /1/                                   900                 15,390
                                                                           60,210
RETAIL-DRUG STORE (0.31%)
 Duane Reade /1/                                       800                 13,600
 Longs Drug Stores                                   1,100                 22,814
                                                                           36,414
RETAIL-FABRIC STORE (0.10%)
 Jo-Ann Stores /1/                                     500                 11,485
RETAIL-GARDENING PRODUCTS (0.13%)
 Tractor Supply /1/                                    400                 15,040
RETAIL-HAIR SALONS (0.16%)
 Regis                                                 700                 18,193
RETAIL-HOME FURNISHINGS (0.11%)
 Haverty Furniture                                     900                 12,510
RETAIL-LEISURE PRODUCTS (0.23%)
 MarineMax /1/                                       1,100                 12,991
 West Marine /1/                                     1,000                 13,690
                                                                           26,681
RETAIL-MAIL ORDER (0.16%)
 Blair                                                 800                 18,656
RETAIL-MUSIC STORE (0.09%)
 Trans World Entertainment /1/                       2,900                 10,527
RETAIL-OFFICE SUPPLIES (0.21%)
 OfficeMax                                           4,800                 24,000
RETAIL-PAWN SHOPS (0.12%)
 Cash America International                          1,500                 14,280
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-PETROLEUM PROD (0.11%)
                                                                      $
 World Fuel Services                                   600                 12,300
RETAIL-RESTAURANTS (1.46%)
 Bob Evans Farms                                     1,200                 28,020
 California Pizza Kitchen /1/                          900                 22,680
 CKE Restaurants /1/                                 1,800                  7,740
 Dave & Buster's                                     1,500                 12,975
 Landry's Seafood Restaurant                         1,200                 25,488
 Lone Star Steakhouse & Saloon                       1,300                 25,142
 Papa John's International /1/                         900                 25,092
 Rare Hospitality International /1/                    400                 11,048
 Steak N Shake                                       1,100                 11,000
                                                                          169,185
RETAIL-SPORTING GOODS (0.14%)
 Sports Authority /1/                                2,300                 16,100
RETAIL-VIDEO RENTAL (0.26%)
 Hollywood Entertainment /1/                         1,400                 21,140
 Movie Gallery /1/                                     700                  9,100
                                                                           30,240
SAVINGS & LOANS-THRIFTS (2.29%)
 American Financial Holdings                         1,400                 41,832
 BankAtlantic Bancorp                                3,100                 29,295
 BankUnited Financial /1/                              800                 12,944
 Brookline Bancorp.                                  1,000                 11,900
 Commercial Federal                                  1,700                 39,695
 Firstfed Financial                                  1,000                 28,950
 Hawthorne Financial /1/                               700                 19,978
 MAF Bancorp                                           300                 10,179
 PFF Bancorp                                         1,300                 40,625
 Seacoast Financial Services                         1,500                 30,016
                                                                          265,414
SCHOOLS (0.76%)
 Corinthian Colleges /1/                             1,400                 53,004
 ITT Educational Services /1/                        1,500                 35,325
                                                                           88,329
SEISMIC DATA COLLECTION (0.20%)
 Veritas DGC /1/                                     2,900                 22,910
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.20%)
 Power Integrations /1/                                600                 10,200
 Triquint Semiconductor /1/                          3,200                 13,568
                                                                           23,768
SEMICONDUCTOR EQUIPMENT (0.84%)
 Axcelis Technologies /1/                            2,300                 12,901
 Cohu                                                2,200                 32,340
 Dupont Photomasks /1/                                 800                 18,600
 Photronics /1/                                        800                 10,960
 Varian Semiconductor Equipment Associates /1/         500                 11,880
 Veeco Instruments /1/                                 900                 10,404
                                                                           97,085
SOFTWARE TOOLS (0.14%)
 Borland Software                                    1,300                 15,990
STEEL PIPE & TUBE (0.20%)
 Maverick Tube /1/                                     900                 11,727
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PIPE & TUBE (CONTINUED)
                                                                      $
 Valmont Industries                                    600                 11,640
                                                                           23,367
STEEL-PRODUCERS (0.33%)
 Carpenter Technology                                1,000                 12,450
 Reliance Steel & Aluminum                             800                 16,672
 Steel Dynamics /1/                                    800                  9,624
                                                                           38,746
STEEL-SPECIALTY (0.10%)
 Material Sciences /1/                                 900                 11,646
TELECOMMUNICATION EQUIPMENT (0.68%)
 Anaren Microwave /1/                                1,600                 14,080
 Arris Group /1/                                     3,700                 13,209
 Commscope /1/                                       1,900                 15,010
 Plantronics /1/                                       900                 13,617
 Tekelec /1/                                         1,200                 12,540
 Tollgrade Communications /1/                          900                 10,557
                                                                           79,013
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.19%)
 C-COR.net /1/                                       2,400                  7,968
 New Focus /1/                                       3,700                 14,208
                                                                           22,176
TELECOMMUNICATION SERVICES (0.52%)
 Commonwealth Telephone Enterprises                    500                 17,920
 Inet Technologies /1/                               1,300                  7,930
 Mastec /1/                                          1,900                  5,605
 Metro One Telecommunications /1/                      800                  5,160
 PTEK Holdings /1/                                   2,600                 11,440
 RMH Teleservices /1/                                1,200                 12,600
                                                                           60,655
TELECOMMUNICATIONS (0.12%)
 Newport /1/                                         1,100                 13,816
TELEPHONE-INTEGRATED (0.18%)
 CT Communications                                     800                  9,040
 Talk America Holdings                               2,200                 12,320
                                                                           21,360
TELEVISION (0.34%)
 Liberty                                               400                 15,520
 Sinclair Broadcast Group /1/                        2,100                 24,423
                                                                           39,943
TEXTILE-APPAREL (0.09%)
 Unifi /1/                                           2,000                 10,500
THEATERS (0.14%)
 AMC Entertainment                                   1,800                 15,930
THERAPEUTICS (1.60%)
 Abgenix /1/                                         1,700                 12,529
 Allos Therapeutics /1/                              2,100                 15,792
 Amylin Pharmaceuticals /1/                          1,300                 20,982
 Connetics /1/                                       2,000                 24,040
 Corixa /1/                                          2,300                 14,697
 Ilex Oncology /1/                                   1,600                 11,296
 Isis Pharmaceuticals /1/                            2,900                 19,111
 Medarex /1/                                         3,300                 13,035
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                      $
 Nabi Biopharmaceuticals /1/                         3,800                 23,560
 Praecis Pharmaceuticals /1/                         1,500                  4,875
 Sangstat Medical /1/                                  600                  6,780
 Scios /1/                                             600                 19,548
                                                                          186,245
TOBACCO (0.09%)
 DIMON                                               1,800                 10,800
TOYS (0.09%)
 Jakks Pacific /1/                                     800                 10,776
TRANSACTIONAL SOFTWARE (0.11%)
 Transaction Systems Architects /1/                  2,000                 13,000
TRANSPORT-AIR FREIGHT (0.40%)
 Airborne                                            1,600                 23,728
 EGL /1/                                             1,600                 22,800
                                                                           46,528
TRANSPORT-RAIL (0.28%)
 Florida East Coast Industries                         500                 11,600
 Kansas City Southern Industries /1/                 1,700                 20,400
                                                                           32,000
TRANSPORT-TRUCK (1.20%)
 Arkansas Best /1/                                     800                 20,785
 JB Hunt Transport Services /1/                      1,000                 29,300
 Landstar System /1/                                   400                 23,344
 Roadway Express                                       700                 25,767
 USFreightways                                         400                 11,500
 Werner Enterprises                                    600                 12,918
 Yellow                                                600                 15,114
                                                                          138,728
TRAVEL SERVICES (0.11%)
 Navigant International /1/                          1,000                 12,330
WEB HOSTING & DESIGN (0.07%)
 Register.com /1/                                    1,900                  8,550
WEB PORTALS (0.63%)
 Earthlink /1/                                       4,200                 22,890
 Overture Services /1/                               1,000                 27,310
 Trizetto Group /1/                                  1,700                 10,438
 United Online /1/                                     800                 12,753
                                                                           73,391
WIRE & CABLE PRODUCTS (0.24%)
 Belden                                              1,800                 27,396
WIRELESS EQUIPMENT (0.65%)
 Allen Telecom /1/                                   1,200                 11,364
 American Tower /1/                                  3,000                 10,590
 Audiovox /1/                                        2,900                 29,989
 EMS Technologies /1/                                  800                 12,489
 Powerwave Technologies /1/                          2,100                 11,340
                                                                           75,772
                                                    Shares
                                                     Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
X-RAY EQUIPMENT (0.09%)
                                                                      $
 Hologic /1/                                           900                 10,989
                                      TOTAL COMMON STOCKS              11,582,365
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (99.79%)              11,582,365
CASH AND RECEIVABLES, NET OF LIABILITIES (0.21%)                           24,462
                               TOTAL NET ASSETS (100.00%)             $11,606,827
                                                                      -------------



/1 //Non-income producing security./
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 MIDCAP ACCOUNT

                               DECEMBER 31, 2002

                                                      Shares
                                                       Held                    Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (94.12%)
AEROSPACE & DEFENSE (2.39%)
                                                                           $
 Northrop Grumman                                        12,700               1,231,900
 Raytheon                                                91,600               2,816,700
 Rockwell Collins                                        82,100               1,909,646
                                                                              5,958,246
AEROSPACE & DEFENSE EQUIPMENT (1.90%)
 Alliant Techsystems /1/                                 75,900               4,732,365
APPAREL MANUFACTURERS (0.72%)
 Polo Ralph Lauren /1/                                   82,100               1,786,496
APPLICATIONS SOFTWARE (0.62%)
 Intuit /1/                                              32,900               1,543,668
BEVERAGES-NON-ALCOHOLIC (0.70%)
 Coca-Cola Enterprises                                   80,200               1,741,944
BUILDING PRODUCTS-AIR & HEATING (0.53%)
 American Standard /1/                                   18,600               1,323,204
BUILDING PRODUCTS-WOOD (1.52%)
 Rayonier                                                83,500               3,778,375
CASINO SERVICES (1.98%)
 International Game Technology /1/                       64,900               4,927,208
COATINGS & PAINT (0.24%)
 RPM                                                     39,900                 609,672
COMMERCIAL BANKS (5.15%)
 M&T Bank                                                37,500               2,975,625
 Marshall & Ilsley                                       31,400                 859,732
 North Fork Bancorp.                                     67,820               2,288,247
 TCF Financial                                          153,610               6,711,221
                                                                             12,834,825
COMMERCIAL SERVICE-FINANCE (2.77%)
 Deluxe                                                  60,400               2,542,840
 Dun & Bradstreet /1/                                    96,100               3,314,489
 Moody's                                                 25,100               1,036,379
                                                                              6,893,708
COMMERCIAL SERVICES (1.90%)
 Arbitron /1/                                            81,600               2,733,600
 Servicemaster                                          180,975               2,008,822
                                                                              4,742,422
COMPUTER SERVICES (2.24%)
 DST Systems /1/                                         40,900               1,453,995
 Sungard Data Systems /1/                               114,300               2,692,908
 Unisys /1/                                             144,850               1,434,015
                                                                              5,580,918
COMPUTERS-INTEGRATED SYSTEMS (0.48%)
 Diebold                                                 28,900               1,191,258
                                                      Shares
                                                       Held                    Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (0.22%)
                                                                           $
 Quantum /1/                                            201,600                 538,272
CONSUMER PRODUCTS-MISCELLANEOUS (0.73%)
 Dial                                                    89,400               1,821,078
COSMETICS & TOILETRIES (0.88%)
 International Flavors & Fragrances                      62,800               2,204,280
DATA PROCESSING & MANAGEMENT (0.79%)
 Certegy /1/                                             41,400               1,016,370
 SEI Investments                                         35,075                 953,338
                                                                              1,969,708
DENTAL SUPPLIES & EQUIPMENT (1.00%)
 Dentsply International                                  67,000               2,495,013
DIVERSIFIED MANUFACTURING OPERATIONS (1.03%)
 Cooper Industries                                       45,100               1,643,895
 ITT Industries                                          15,200                 922,488
                                                                              2,566,383
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.71%)
 Viad                                                    78,600               1,756,710
ELECTRIC-INTEGRATED (2.31%)
 Ameren                                                  80,617               3,351,249
 Exelon                                                  19,180               1,012,128
 Scana                                                   44,700               1,383,912
                                                                              5,747,289
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.41%)
 Gentex /1/                                              32,100               1,015,644
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.52%)
 Applied Micro Circuits /1/                             351,400               1,296,666
FINANCE-CONSUMER LOANS (1.06%)
 SLM                                                     25,400               2,638,044
FINANCE-INVESTMENT BANKER & BROKER (0.14%)
 Lehman Brothers Holdings                                 6,650                 354,379
FINANCE-MORTGAGE LOAN/BANKER (0.61%)
 Countrywide Credit Industries                           29,453               1,521,247
FINANCIAL GUARANTEE INSURANCE (0.29%)
 PMI Group                                               23,900                 717,956
FOOD-DAIRY PRODUCTS (0.51%)
 Dean Foods /1/                                          34,000               1,261,400
FOOD-MISCELLANEOUS/DIVERSIFIED (0.74%)
 McCormick                                               79,500               1,844,400
                                                      Shares
                                                       Held                    Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FORESTRY (0.91%)
                                                                           $
 Plum Creek Timber                                       95,968               2,264,845
GOLD MINING (1.74%)
 Newmont Mining                                         148,900               4,322,567
HOSPITAL BEDS & EQUIPMENT (1.18%)
 Hillenbrand Industries                                  60,736               2,934,156
HOTELS & MOTELS (0.19%)
 Choice Hotels International                             21,187                 480,945
IDENTIFICATION SYSTEM-DEVELOPMENT (0.50%)
 Symbol Technologies                                    150,800               1,239,576
INSTRUMENTS-CONTROLS (0.30%)
 Johnson Controls                                         9,300                 745,581
INSURANCE BROKERS (0.67%)
 Arthur J. Gallagher                                     57,170               1,679,655
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.95%)
 Federated Investors                                     31,200                 791,544
 John Nuveen                                             62,200               1,576,770
                                                                              2,368,314
LIFE & HEALTH INSURANCE (1.47%)
 Aflac                                                   66,500               2,002,980
 Nationwide Financial Services                           12,900                 369,585
 Torchmark                                               35,000               1,278,550
                                                                              3,651,115
LOTTERY SERVICES (1.19%)
 Gtech Holdings /1/                                     106,400               2,964,304
MACHINERY-PUMPS (0.53%)
 Graco                                                   45,850               1,313,602
MEDICAL INFORMATION SYSTEM (1.32%)
 IMS Health                                             206,000               3,296,000
MEDICAL INSTRUMENTS (5.23%)
 Beckman Coulter                                         58,900               1,738,728
 Biomet                                                  76,250               2,185,325
 Boston Scientific /1/                                   61,625               2,620,295
 Edwards Lifesciences /1/                                95,800               2,440,026
 St. Jude Medical /1/                                   101,500               4,031,580
                                                                             13,015,954
MEDICAL PRODUCTS (1.10%)
 Varian Medical Systems /1/                              55,000               2,728,000
MEDICAL-BIOMEDICAL/GENE (0.37%)
 Biogen /1/                                              22,900                 917,374
                                                      Shares
                                                       Held                    Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (0.45%)
                                                                           $
 Anthem /1/                                              17,960               1,129,684
MEDICAL-HOSPITALS (2.33%)
 Health Management Associates /1/                       157,200               2,813,880
 Universal Health Services /1/                           66,300               2,990,130
                                                                              5,804,010
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.32%)
 Lincare Holdings /1/                                    25,300                 799,986
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.74%)
 AmerisourceBergen                                       34,000               1,846,540
METAL-DIVERSIFIED (0.98%)
 Freeport-McMoran Copper & Gold /1/                     145,200               2,436,456
MISCELLANEOUS INVESTING (8.13%)
 AMB Property                                           108,100               2,957,616
 Boston Properties                                       20,700                 763,002
 Chelsea Property Group                                  37,600               1,252,456
 Equity Residential Properties Trust                     97,700               2,401,466
 Hospitality Properties Trust                            62,300               2,192,960
 Kimco Realty                                           115,700               3,545,048
 Prologis Trust                                         121,100               3,045,665
 Public Storage                                          82,500               2,665,575
 United Dominion Realty Trust                            87,000               1,423,320
                                                                             20,247,108
MULTIMEDIA (0.41%)
 Belo                                                    47,800               1,019,096
NON-HAZARDOUS WASTE DISPOSAL (1.33%)
 Republic Services /1/                                  157,800               3,310,644
OFFICE AUTOMATION & EQUIPMENT (0.34%)
 Pitney Bowes                                            25,900                 845,894
OIL & GAS DRILLING (0.30%)
 Noble /1/                                               21,500                 755,725
OIL COMPANY-EXPLORATION & PRODUCTION (1.35%)
 Apache                                                  22,900               1,305,071
 Devon Energy                                            15,800                 725,220
 Ocean Energy                                            66,100               1,320,017
                                                                              3,350,308
OIL COMPANY-INTEGRATED (0.59%)
 Marathon Oil                                            68,600               1,460,494
OIL FIELD MACHINERY & EQUIPMENT (0.42%)
 National-Oilwell /1/                                    47,800               1,043,952
OIL-FIELD SERVICES (1.23%)
 BJ Services /1/                                         45,400               1,466,874
 Weatherford International /1/                           39,700               1,585,221
                                                                              3,052,095
                                                      Shares
                                                       Held                    Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (0.76%)
                                                                           $
 Boise Cascade                                           74,600               1,881,412
PIPELINES (0.81%)
 Questar                                                 72,800               2,025,296
POWER CONVERTER & SUPPLY EQUIPMENT (0.62%)
 American Power Conversion /1/                          102,200               1,548,330
PRINTING-COMMERCIAL (1.24%)
 Valassis Communications /1/                            104,600               3,078,378
PROPERTY & CASUALTY INSURANCE (1.75%)
 Fidelity National Financial                            119,700               3,929,751
 Leucadia National                                       11,600                 432,796
                                                                              4,362,547
PUBLICLY TRADED INVESTMENT FUND (7.50%)
 iShares Russell 2000 Index Fund                         42,400               3,221,128
 iShares S&P MidCap 400 Fund                             29,800               2,566,376
 iShares S&P SmallCap 600 Index Fund                     35,700               3,478,965
 Standard & Poor's MidCap 400 Depository
  Receipts                                              119,470               9,396,315
                                                                             18,662,784
REINSURANCE (1.75%)
 Everest Re Group                                        78,800               4,357,640
RETAIL-DISCOUNT (0.29%)
 TJX                                                     37,400                 730,048
RETAIL-HOME FURNISHINGS (0.34%)
 Pier 1 Imports                                          45,100                 853,743
RETAIL-JEWELRY (0.32%)
 Tiffany                                                 33,650                 804,572
RETAIL-RESTAURANTS (0.24%)
 Krispy Kreme Doughnuts /1/                              17,700                 597,729
RETAIL-VARIETY STORE (0.34%)
 99 Cents Only Stores /1/                                31,500                 846,090
SAVINGS & LOANS-THRIFTS (1.20%)
 Charter One Financial                                  104,383               2,998,924
TELECOMMUNICATION EQUIPMENT (0.56%)
 Comverse Technology /1/                                138,744               1,390,215
TOBACCO (3.17%)
 UST                                                    235,900               7,886,137
TOYS (0.90%)
 Mattel                                                 117,200               2,244,380
                                                      Shares
                                                       Held                    Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (0.26%)
                                                                           $
 Heartland Express /1/                                   27,835                 637,728
WATER (0.41%)
 American Water Works                                    22,500               1,023,300
                                           TOTAL COMMON STOCKS              234,346,011

                                                    Principal
                                                      Amount                   Value
-----------------------------------------------------------------------------------------------
BONDS (1.80%)
DIVERSIFIED FINANCIAL SERVICES (0.30%)
 General Electric Capital /2/ /3/
                                                   $                       $
  1.42%; 03/24/03                                       750,000                 749,999
FINANCE-INVESTMENT BANKER & BROKER (0.90%)
 Goldman Sachs Group /2/ /3/
  1.52%; 10/02/03                                       750,000                 750,000
 Lehman Brothers Holdings /3/
  6.13%; 07/15/03                                       700,000                 722,419
 Salomon Smith Barney/2/ /3/
  2.08%; 04/28/03                                       750,000                 750,655
                                                                              2,223,074
MONEY CENTER BANKS (0.60%)
 Bank of America /2/ /3/
  1.84%; 07/07/03                                       750,000                 750,343
 JP Morgan Chase /2/ /3/
  1.80%; 05/01/03                                       750,000                 750,273
                                                                              1,500,616
                                                   TOTAL BONDS                4,473,689

                                                    Principal
                                                      Amount                   Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.43%)
DIVERSIFIED FINANCIAL SERVICES (4.74%)
 Investment in Joint Trading Account;
  General Electric Capital
  1.25%; 01/02/03                                    11,808,886              11,808,886
FINANCE-CREDIT CARD (0.69%)
 American Express Credit
  1.18%; 01/06/03                                     1,280,000               1,279,790
  1.33%; 01/02/03                                       440,000                 439,984
                                                                              1,719,774
                                        TOTAL COMMERCIAL PAPER               13,528,660

                                                 Principal Amount
                                                                               Value
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.52%)
 JP Morgan; 1.22%; 01/02/03; (collateralized
  by U.S. agency securities; $6,321,554;           $  6,276,000
  03/15/07 - 05/15/30) /3/                                                 $  6,276,000
                                                                           ------------
                TOTAL REPURCHASE AGREEMENTS                                   6,276,000
                                                                           ------------
                         TOTAL PORTFOLIO INVESTMENTS (103.87%)              258,624,360
LIABILITIES, NET OF CASH AND RECEIVABLES
 (-3.87%)                                                                    (9,638,050)
                                    TOTAL NET ASSETS (100.00%)             $248,986,310
                                                                           ---------------



/1 //Non-income producing security./
/2 //Variable rate./
/3 //Security was purchased with the cash proceeds from securities loans./ See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                               DECEMBER 31, 2002

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (97.30%)
APPAREL MANUFACTURERS (0.92%)
                                                                           $
 Jones Apparel Group /1/                                  5,700                202,008
APPLICATIONS SOFTWARE (1.97%)
 Intuit /1/                                               6,800                319,056
 Mercury Interactive /1/                                  3,800                112,670
                                                                               431,726
BATTERIES & BATTERY SYSTEMS (0.43%)
 Energizer Holdings /1/                                   3,400                 94,860
BEVERAGES-NON-ALCOHOLIC (1.24%)
 Pepsi Bottling Group                                    10,600                272,420
BUILDING-RESIDENTIAL & COMMERCIAL (1.05%)
 Beazer Homes /1/                                         1,639                 99,323
 NVR /1/                                                    400                130,200
                                                                               229,523
CASINO HOTELS (0.37%)
 Park Place Entertainment /1/                             9,600                 80,640
CASINO SERVICES (1.49%)
 International Game Technology /1/                        4,300                326,456
CELLULAR TELECOMMUNICATIONS (0.34%)
 US Cellular /1/                                          3,000                 75,060
CHEMICALS-DIVERSIFIED (0.34%)
 PPG Industries                                           1,500                 75,225
CHEMICALS-SPECIALTY (1.12%)
 Cabot Microelectronics /1/                               1,900                 89,680
 Eastman Chemical                                         2,200                 80,894
 Engelhard                                                3,400                 75,990
                                                                               246,564
CIRCUIT BOARDS (0.24%)
 Jabil Circuit /1/                                        3,000                 53,760
COATINGS & PAINT (0.45%)
 RPM                                                      6,400                 97,792
COMMERCIAL BANKS (1.37%)
 City National                                            1,300                 57,187
 Commerce Bancorp.                                        2,900                125,251
 Greater Bay Bancorp                                      3,600                 62,244
 UnionBanCal                                              1,400                 54,978
                                                                               299,660
COMMERCIAL SERVICE-FINANCE (3.29%)
 Deluxe                                                   3,500                147,350
 Equifax                                                  8,000                185,120
 H&R Block                                                3,600                144,720
 Moody's                                                  5,900                243,611
                                                                               720,801
COMMERCIAL SERVICES (0.38%)
 Convergys /1/                                            5,500                 83,325
COMPUTER AIDED DESIGN (1.02%)
 Autodesk                                                 9,500                135,850
 Cadence Design Systems /1/                               7,500                 88,425
                                                                               224,275
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (2.75%)
                                                                           $
 DST Systems /1/                                          5,000                177,750
 Sungard Data Systems /1/                                14,400                339,264
 Unisys /1/                                               8,800                 87,120
                                                                               604,134
COMPUTERS-INTEGRATED SYSTEMS (0.95%)
 Synopsys /1/                                             4,500                207,675
COMPUTERS-PERIPHERAL EQUIPMENT (1.57%)
 Lexmark International /1/                                5,700                344,850
CONSUMER PRODUCTS-MISCELLANEOUS (1.18%)
 Clorox                                                   3,600                148,500
 Dial                                                     5,400                109,998
                                                                               258,498
CONTAINERS-METAL & GLASS (0.41%)
 Owens-Illinois /1/                                       6,100                 88,938
CONTAINERS-PAPER & PLASTIC (0.43%)
 Pactiv /1/                                               4,300                 93,998
DATA PROCESSING & MANAGEMENT (1.37%)
 Fiserv /1/                                               8,850                300,458
DENTAL SUPPLIES & EQUIPMENT (0.84%)
 Dentsply International                                   4,950                184,333
DIAGNOSTIC KITS (1.20%)
 Biosite Diagnostics /1/                                  3,900                132,678
 Idexx Laboratories /1/                                   3,900                129,870
                                                                               262,548
DISPOSABLE MEDICAL PRODUCTS (0.50%)
 C.R. Bard                                                1,900                110,200
DISTRIBUTION-WHOLESALE (0.25%)
 Tech Data /1/                                            2,000                 53,920
DIVERSIFIED MANUFACTURING OPERATIONS (1.21%)
 Cooper Industries                                        2,400                 87,480
 Danaher                                                  1,500                 98,550
 ITT Industries                                           1,300                 78,897
                                                                               264,927
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.86%)
 Viad                                                     8,400                187,740
E-COMMERCE-SERVICES (0.52%)
 Expedia /1/                                              1,700                113,781
ELECTRIC-INTEGRATED (0.42%)
 Entergy                                                  2,000                 91,180
ELECTRONIC COMPONENTS & ACCESSORIES (0.51%)
 Integrated Circuit Systems /1/                           6,100                111,325
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.65%)
 Gentex /1/                                               4,500                142,380
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.52%)
 Microchip Technology /1/                                10,100                246,945
 QLogic /1/                                               5,300                182,903
 Semtech /1/                                              4,500                 49,140
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                           $
 Xilinx /1/                                               3,600                 74,160
                                                                               553,148
ELECTRONIC FORMS (0.43%)
 Adobe Systems                                            3,800                 94,658
ELECTRONIC MEASUREMENT INSTRUMENTS (0.48%)
 Garmin /1/                                               3,600                105,480
ELECTRONICS-MILITARY (0.49%)
 L-3 Communications Holdings /1/                          2,400                107,784
ENTERPRISE SOFTWARE & SERVICE (0.59%)
 Sybase /1/                                               9,700                129,980
ENTERTAINMENT SOFTWARE (1.09%)
 Electronic Arts /1/                                      4,800                238,896
FINANCE-CREDIT CARD (0.42%)
 Capital One Financial                                    3,100                 92,132
FINANCE-INVESTMENT BANKER & BROKER (0.57%)
 Bear Stearns                                             2,100                124,740
FINANCE-MORTGAGE LOAN/BANKER (0.83%)
 Countrywide Credit Industries                            1,600                 82,640
 Doral Financial                                          3,450                 98,670
                                                                               181,310
FOOD-CONFECTIONERY (0.61%)
 Hershey Foods                                            2,000                134,880
FOOD-RETAIL (0.72%)
 Whole Foods Market /1/                                   3,000                158,190
HEALTH CARE COST CONTAINMENT (1.71%)
 Caremark Rx /1/                                         13,300                216,125
 First Health Group /1/                                   6,500                158,275
                                                                               374,400
IDENTIFICATION SYSTEM-DEVELOPMENT (0.32%)
 Symbol Technologies                                      8,550                 70,281
INDUSTRIAL AUTOMATION & ROBOTS (0.44%)
 Rockwell International                                   4,700                 97,337
INDUSTRIAL GASES (0.42%)
 Praxair                                                  1,600                 92,432
INSTRUMENTS-SCIENTIFIC (1.86%)
 Applied Biosystems Group                                 8,500                149,090
 Millipore                                                3,800                129,200
 Waters /1/                                               6,000                130,680
                                                                               408,970
INSURANCE BROKERS (0.45%)
 Hilb, Rogal & Hamilton                                   2,400                 98,160
INTERNET SECURITY (1.59%)
 Symantec /1/                                             8,600                347,870
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.04%)
 Federated Investors                                      5,100                129,387
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (CONTINUED)
                                                                           $
 John Nuveen                                              3,900                 98,865
                                                                               228,252
LOTTERY SERVICES (0.75%)
 Gtech Holdings /1/                                       5,900                164,374
MEDICAL INFORMATION SYSTEM (0.93%)
 IMS Health                                              12,700                203,200
MEDICAL INSTRUMENTS (2.98%)
 Apogent Technologies /1/                                 3,600                 74,880
 Biomet                                                   4,050                116,073
 Guidant /1/                                              3,700                114,145
 St. Jude Medical /1/                                     8,800                349,536
                                                                               654,634
MEDICAL LABORATORY & TESTING SERVICE (1.04%)
 Quest Diagnostics /1/                                    4,000                227,600
MEDICAL PRODUCTS (1.47%)
 Becton Dickinson                                         4,100                125,829
 Henry Schein /1/                                         2,300                103,500
 Stryker                                                  1,400                 93,968
                                                                               323,297
MEDICAL-BIOMEDICAL/GENE (2.40%)
 Chiron /1/                                               4,000                150,400
 Genzyme /1/                                              7,000                206,990
 Idec Pharmaceuticals /1/                                 5,100                169,167
                                                                               526,557
MEDICAL-DRUGS (1.30%)
 Allergan                                                 1,300                 74,906
 King Pharmaceuticals /1/                                 4,600                 79,074
 SICOR /1/                                                8,300                131,555
                                                                               285,535
MEDICAL-GENERIC DRUGS (1.54%)
 Mylan Laboratories                                       5,400                188,460
 Watson Pharmaceutical /1/                                5,300                149,831
                                                                               338,291
MEDICAL-HMO (1.22%)
 Humana /1/                                               8,600                 86,000
 Oxford Health Plans /1/                                  5,000                182,250
                                                                               268,250
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.52%)
 Apria Healthcare Group /1/                               5,100                113,424
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.89%)
 AmerisourceBergen                                        3,600                195,516
METAL PROCESSORS & FABRICATION (0.33%)
 Precision Castparts                                      3,000                 72,750
NETWORKING PRODUCTS (1.01%)
 Black Box /1/                                            2,000                 89,600
 Network Appliance /1/                                   13,300                133,000
                                                                               222,600
NON-HAZARDOUS WASTE DISPOSAL (0.44%)
 Republic Services /1/                                    4,600                 96,508
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (1.59%)
                                                                           $
 Ensco International                                      6,000                176,700
 Nabors Industries /1/                                    2,500                 88,175
 Precision Drilling /1/                                   2,600                 84,604
                                                                               349,479
OIL COMPANY-EXPLORATION & PRODUCTION (1.72%)
 Devon Energy                                             1,500                 68,850
 Patina Oil & Gas                                         4,875                154,294
 XTO Energy                                               6,200                153,140
                                                                               376,284
OIL REFINING & MARKETING (0.42%)
 Valero Energy                                            2,500                 92,350
OIL-FIELD SERVICES (1.30%)
 BJ Services /1/                                          3,400                109,854
 Superior Energy Services /1/                             9,800                 80,360
 Varco International /1/                                  5,500                 95,700
                                                                               285,914
PHARMACY SERVICES (1.27%)
 Express Scripts /1/                                      3,900                187,356
 Omnicare                                                 3,800                 90,554
                                                                               277,910
PHYSICAL THERAPY & REHABILITATION CENTERS (0.19%)
 Healthsouth /1/                                          9,800                 41,160
POWER CONVERTER & SUPPLY EQUIPMENT (0.48%)
 American Power Conversion /1/                            6,900                104,535
PUBLISHING-NEWSPAPERS (0.43%)
 Lee Enterprises                                          2,800                 93,856
RADIO (1.18%)
 Entercom Communications /1/                              2,500                117,300
 Westwood One /1/                                         3,800                141,968
                                                                               259,268
REGIONAL BANKS (0.35%)
 Union Planters                                           2,700                 75,978
REINSURANCE (0.40%)
 RenaissanceRe Holdings                                   2,200                 87,120
RENTAL-AUTO & EQUIPMENT (0.55%)
 Rent-A-Center /1/                                        2,400                119,880
RESEARCH & DEVELOPMENT (0.88%)
 Pharmaceutical Product Development /1/                   6,600                193,182
RETAIL-APPAREL & SHOE (1.04%)
 Abercrombie & Fitch /1/                                  6,300                128,898
 Talbots                                                  3,600                 99,108
                                                                               228,006
RETAIL-ARTS & CRAFTS (0.60%)
 Michaels Stores /1/                                      4,200                131,460
RETAIL-AUTO PARTS (0.93%)
 Autozone /1/                                             2,900                204,885
RETAIL-AUTOMOBILE (0.26%)
 Sonic Automotive /1/                                     3,900                 57,993
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BEDDING (1.46%)
                                                                           $
 Bed Bath & Beyond /1/                                    9,300                321,129
RETAIL-DISCOUNT (0.77%)
 Dollar Tree Stores /1/                                   2,900                 71,253
 TJX                                                      5,000                 97,600
                                                                               168,853
RETAIL-JEWELRY (0.68%)
 Tiffany                                                  6,200                148,242
RETAIL-MAIL ORDER (1.29%)
 Williams-Sonoma /1/                                     10,400                282,360
RETAIL-OFFICE SUPPLIES (1.36%)
 Staples /1/                                             16,300                298,290
RETAIL-RESTAURANTS (2.99%)
 Bob Evans Farms                                          4,700                109,745
 Brinker International /1/                                7,200                232,200
 Darden Restaurants                                      10,200                208,590
 Wendy's International                                    3,900                105,573
                                                                               656,108
SAVINGS & LOANS-THRIFTS (0.37%)
 Greenpoint Financial                                     1,800                 81,324
SCHOOLS (1.62%)
 Apollo Group /1/                                         8,100                356,400
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.83%)
 Linear Technology                                        3,600                 92,592
 Maxim Integrated Products /1/                            2,700                 89,208
                                                                               181,800
SEMICONDUCTOR EQUIPMENT (1.42%)
 Kla-Tencor /1/                                           7,400                261,738
 Novellus Systems /1/                                     1,800                 50,544
                                                                               312,282
TELECOMMUNICATION EQUIPMENT (1.48%)
 Advanced Fibre Communication /1/                         6,100                101,748
 Scientific-Atlanta                                       6,700                 79,462
 UTStarcom /1/                                            7,200                142,776
                                                                               323,986
TEXTILE-HOME FURNISHINGS (0.75%)
 Mohawk Industries /1/                                    2,900                165,155
THERAPEUTICS (0.88%)
 Gilead Sciences /1/                                      5,700                193,800
TOBACCO (0.50%)
 UST                                                      3,300                110,319
TRANSPORT-TRUCK (0.39%)
 JB Hunt Transport Services /1/                           2,900                 84,970
TRAVEL SERVICES (0.59%)
 Hotels.com /1/                                           1,400                 76,482
 Sabre Holdings /1/                                       2,900                 52,519
                                                                               129,001
WEB PORTALS (1.29%)
 Overture Services /1/                                    5,000                136,550
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (CONTINUED)
                                                                           $
 Yahoo /1/                                                8,900                145,515
                                                                               282,065
                                           TOTAL COMMON STOCKS              21,341,760

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (0.58%)
FINANCE-INVESTMENT BANKER & BROKER (0.35%)
 Goldman Sachs Group /2/ /3/
                                                     $                     $
  1.52%; 10/02/03                                        25,000                 25,000
 Lehman Brothers Holdings /3/
  6.13%; 07/15/03                                        25,000                 25,800
 Salomon Smith Barney /2/ /3/
  2.08%; 04/28/03                                        25,000                 25,022
                                                                                75,822
MONEY CENTER BANKS (0.23%)
 Bank of America /2/ /3/
  1.84%; 07/07/03                                        25,000                 25,012
 JP Morgan Chase /2/ /3/
  1.80%; 05/01/03                                        25,000                 25,009
                                                                                50,021
                                                   TOTAL BONDS                 125,843

                                                  Principal Amount
                                                                              Value
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.54%)
 JP Morgan; 1.22%; 01/02/03; (collateralized
  by U.S. agency securities; $782,640;                  777,000
  03/15/07 - 05/15/30) /3/                                                     777,000
                                                                           -----------
                  TOTAL REPURCHASE AGREEMENTS                                  777,000
                                                                           -----------
                         TOTAL PORTFOLIO INVESTMENTS (101.42%)              22,244,603
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.42%)                             (310,736)
                                    TOTAL NET ASSETS (100.00%)             $21,933,867
                                                                           --------------



/1 //Non-income producing security./
/2 //Variable rate./
/3 //Security was purchased with the cash proceeds from securities loans./ See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          MIDCAP GROWTH EQUITY ACCOUNT

                               DECEMBER 31, 2002

                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (93.05%)
ADVERTISING SALES (0.66%)
                                                                   $
 Lamar Advertising /1/                            1,460                49,129
AIRLINES (0.61%)
 AMR /1/                                          6,850                45,210
APPAREL MANUFACTURERS (1.24%)
 Coach /1/                                        2,800                92,176
APPLICATIONS SOFTWARE (1.52%)
 Citrix Systems /1/                               3,050                37,576
 Mercury Interactive /1/                          2,540                75,311
                                                                      112,887
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.93%)
 Navistar International /1/                       2,830                68,797
BEVERAGES-NON-ALCOHOLIC (1.34%)
 Coca-Cola Enterprises                            2,410                52,345
 Pepsi Bottling Group                             1,820                46,774
                                                                       99,119
BUILDING-MAINTENANCE & SERVICE (1.00%)
 Ecolab                                           1,500                74,250
CASINO HOTELS (0.57%)
 MGM Mirage                                       1,270                41,872
CASINO SERVICES (1.32%)
 International Game Technology /1/                1,290                97,937
CELLULAR TELECOMMUNICATIONS (1.67%)
 Nextel Communications /1/                       10,680               123,354
CHEMICALS-SPECIALTY (0.59%)
 Cabot Microelectronics /1/                         920                43,424
COMMERCIAL BANKS (0.65%)
 Commerce Bancorp.                                1,110                47,941
COMMERCIAL SERVICES (1.70%)
 Convergys /1/                                    3,350                50,752
 Corporate Executive Board /1/                      950                30,324
 Weight Watchers International /1/                  980                45,051
                                                                      126,127
COMPUTER SERVICES (1.56%)
 DST Systems /1/                                  1,520                54,036
 Sungard Data Systems /1/                         2,600                61,256
                                                                      115,292
COMPUTERS-PERIPHERAL EQUIPMENT (0.95%)
 Lexmark International /1/                        1,160                70,180
CONSULTING SERVICES (0.54%)
 FTI Consulting /1/                               1,000                40,150
CONTAINERS-METAL & GLASS (0.71%)
 Ball                                             1,020                52,214
DATA PROCESSING & MANAGEMENT (1.30%)
 Fiserv /1/                                       2,830                96,078
DENTAL SUPPLIES & EQUIPMENT (0.63%)
 Dentsply International                           1,245                46,363
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE-PRODUCTS (0.87%)
                                                                   $
 Amazon.com /1/                                   3,430                64,793
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.16%)
 Nvidia /1/                                       3,070                35,336
 PMC - Sierra /1/                                 6,220                34,583
 QLogic /1/                                         830                28,643
 Skyworks Solutions /1/                           7,160                61,719
                                                                      160,281
ELECTRONIC FORMS (1.06%)
 Adobe Systems                                    3,150                78,466
ELECTRONIC MEASUREMENT INSTRUMENTS (0.48%)
 Agilent Technologies /1/                         1,960                35,202
ENTERPRISE SOFTWARE & SERVICE (1.74%)
 BEA Systems /1/                                  6,670                76,505
 Peoplesoft /1/                                   2,840                51,972
                                                                      128,477
ENTERTAINMENT SOFTWARE (1.20%)
 Electronic Arts /1/                              1,790                89,088
FIDUCIARY BANKS (0.88%)
 Investors Financial Services                     2,390                65,462
FINANCE-CREDIT CARD (0.64%)
 Providian Financial                              7,340                47,637
FINANCE-INVESTMENT BANKER & BROKER (2.26%)
 Bear Stearns                                     1,140                67,716
 Legg Mason                                       1,310                63,587
 Raymond James Financial                          1,220                36,088
                                                                      167,391
FINANCE-MORTGAGE LOAN/BANKER (0.93%)
 Countrywide Credit Industries                      710                36,672
 Doral Financial                                  1,130                32,318
                                                                       68,990
FOOD-CONFECTIONERY (0.56%)
 Hershey Foods                                      620                41,813
FOOD-RETAIL (0.68%)
 Whole Foods Market /1/                             950                50,094
FOOD-WHOLESALE & DISTRIBUTION (0.43%)
 Performance Food Group /1/                         940                31,921
HEALTH CARE COST CONTAINMENT (0.96%)
 Caremark Rx /1/                                  4,370                71,012
HOTELS & MOTELS (0.69%)
 Starwood Hotels & Resorts Worldwide              2,160                51,278
HUMAN RESOURCES (1.46%)
 Manpower                                         1,590                50,721
 Robert Half International /1/                    3,560                57,352
                                                                      108,073
INTERNET SECURITY (3.15%)
 Internet Security Systems /1/                    2,800                51,324
 Network Associates /1/                           3,380                54,384
 Symantec /1/                                     1,720                69,574
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (CONTINUED)
                                                                   $
 VeriSign /1/                                     7,240                58,065
                                                                      233,347
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.55%)
 Affiliated Managers Group /1/                    1,510                75,953
 Neuberger Berman                                 1,150                38,513
                                                                      114,466
LASERS-SYSTEMS & COMPONENTS (1.21%)
 Cymer /1/                                        2,770                89,332
MEDICAL INSTRUMENTS (1.51%)
 Biomet                                           2,610                74,802
 St. Jude Medical /1/                               930                36,940
                                                                      111,742
MEDICAL LABORATORY & TESTING SERVICE (1.70%)
 Covance /1/                                      3,330                81,885
 Laboratory Corp. of America Holdings /1/         1,890                43,923
                                                                      125,808
MEDICAL PRODUCTS (1.44%)
 Henry Schein /1/                                 1,050                47,250
 Varian Medical Systems /1/                       1,190                59,024
                                                                      106,274
MEDICAL-BIOMEDICAL/GENE (1.41%)
 Biogen /1/                                       1,500                60,090
 Genzyme /1/                                      1,510                44,651
                                                                      104,741
MEDICAL-DRUGS (4.18%)
 Allergan                                         1,350                77,787
 Cephalon /1/                                       960                46,721
 Medimmune /1/                                    4,834               131,340
 Teva Pharmaceutical Industries                   1,380                53,282
                                                                      309,130
MEDICAL-GENERIC DRUGS (0.52%)
 Watson Pharmaceutical /1/                        1,360                38,447
MEDICAL-HMO (3.47%)
 Anthem /1/                                       1,540                96,866
 Mid Atlantic Medical Services /1/                  950                30,780
 Wellpoint Health Networks /1/                    1,820               129,511
                                                                      257,157
MEDICAL-HOSPITALS (1.14%)
 LifePoint Hospitals /1/                            910                27,237
 Universal Health Services /1/                    1,260                56,826
                                                                       84,063
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.69%)
 AmerisourceBergen                                  940                51,051
NETWORKING PRODUCTS (1.46%)
 Juniper Networks /1/                             7,200                48,960
 Network Appliance /1/                            5,930                59,300
                                                                      108,260
OFFICE SUPPLIES & FORMS (0.91%)
 Avery Dennison                                   1,100                67,188
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (0.86%)
                                                                   $
 Nabors Industries /1/                              960                33,859
 Patterson-UTI Energy /1/                           990                29,869
                                                                       63,728
OIL COMPANY-EXPLORATION & PRODUCTION (1.19%)
 Murphy Oil                                       1,200                51,420
 Pogo Producing                                     980                36,505
                                                                       87,925
OIL FIELD MACHINERY & EQUIPMENT (0.70%)
 Cooper Cameron /1/                               1,040                51,813
OIL-FIELD SERVICES (1.63%)
 BJ Services /1/                                  2,030                65,589
 Halliburton                                      2,940                55,008
                                                                      120,597
PHARMACY SERVICES (1.25%)
 Accredo Health /1/                               1,800                63,450
 Omnicare                                         1,220                29,073
                                                                       92,523
PIPELINES (0.47%)
 Kinder Morgan                                      820                34,661
RADIO (1.45%)
 Cumulus Media /1/                                4,050                60,224
 Westwood One /1/                                 1,270                47,447
                                                                      107,671
REINSURANCE (0.48%)
 RenaissanceRe Holdings                             890                35,244
RESEARCH & DEVELOPMENT (1.00%)
 Pharmaceutical Product Development /1/           2,520                73,760
RETAIL-APPAREL & SHOE (0.68%)
 Chico's FAS /1/                                  2,670                50,490
RETAIL-ARTS & CRAFTS (0.61%)
 Michaels Stores /1/                              1,440                45,072
RETAIL-AUTO PARTS (0.85%)
 Advance Auto Parts                               1,290                63,081
RETAIL-BEDDING (1.39%)
 Bed Bath & Beyond /1/                            2,990               103,245
RETAIL-COMPUTER EQUIPMENT (1.23%)
 CDW Computer Centers /1/                         2,080                91,208
RETAIL-JEWELRY (0.74%)
 Tiffany                                          2,290                54,754
RETAIL-MAIL ORDER (1.21%)
 Williams-Sonoma /1/                              3,300                89,595
RETAIL-OFFICE SUPPLIES (1.23%)
 Staples /1/                                      4,980                91,134
RETAIL-RESTAURANTS (1.75%)
 Cheesecake Factory /1/                           1,560                56,394
 Panera Bread /1/                                 1,100                38,291
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                   $
 Starbucks /1/                                    1,730                35,257
                                                                      129,942
SCHOOLS (0.72%)
 Apollo Group /1/                                 1,205                53,020
SEMICONDUCTOR EQUIPMENT (3.92%)
 Kla-Tencor /1/                                   2,950               104,342
 Lam Research /1/                                 3,090                33,372
 Novellus Systems /1/                             3,790               106,423
 Teradyne /1/                                     3,540                46,055
                                                                      290,192
TELECOMMUNICATION EQUIPMENT (2.88%)
 Comverse Technology /1/                          6,910                69,238
 Nortel Networks /1/                             37,120                59,763
 Tellabs /1/                                     11,620                84,478
                                                                      213,479
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.31%)
 CIENA /1/                                       10,270                52,788
 JDS Uniphase /1/                                17,930                44,287
                                                                       97,075
TELEVISION (0.63%)
 Univision Communications /1/                     1,910                46,795
THERAPEUTICS (2.57%)
 Gilead Sciences /1/                              2,690                91,460
 Scios /1/                                        1,770                57,667
 Trimeris /1/                                       960                41,366
                                                                      190,493
WEB PORTALS (1.17%)
 Yahoo /1/                                        5,280                86,328
WIRELESS EQUIPMENT (0.30%)
 RF Micro Devices /1/                             3,030                22,210
                                   TOTAL COMMON STOCKS              6,889,519
                                                                   ----------

                  TOTAL PORTFOLIO INVESTMENTS (93.05%)              6,889,519
CASH AND RECEIVABLES, NET OF LIABILITIES (6.95%)                      514,283
                            TOTAL NET ASSETS (100.00%)             $7,403,802
                                                                   ------------



/1 //Non-income producing security./

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                               DECEMBER 31, 2002

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (94.08%)
APPAREL MANUFACTURERS (1.63%)
                                                                     $
 Liz Claiborne                                     13,600                403,240
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.42%)
 Lear /1/                                          10,600                352,768
BEVERAGES-WINE & SPIRITS (1.70%)
 Constellation Brands /1/                          17,800                422,038
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.97%)
 Vulcan Materials                                   6,400                240,000
BUILDING PRODUCTS-AIR & HEATING (1.38%)
 American Standard /1/                              4,800                341,472
COMMERCIAL BANKS (6.20%)
 City National                                      8,500                373,915
 North Fork Bancorp.                               10,800                364,392
 SouthTrust                                        14,900                370,265
 TCF Financial                                      9,800                428,162
                                                                       1,536,734
DATA PROCESSING & MANAGEMENT (1.30%)
 Fair, Isaac                                        7,550                322,385
DIALYSIS CENTERS (2.05%)
 DaVita /1/                                        20,600                508,202
DISTRIBUTION-WHOLESALE (1.46%)
 Tech Data /1/                                     13,400                361,264
DIVERSIFIED MANUFACTURING OPERATIONS (1.50%)
 SPX /1/                                            9,900                370,755
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (1.92%)
 Viad                                              21,300                476,055
ELECTRIC-INTEGRATED (5.31%)
 Energy East                                        5,000                110,450
 Entergy                                            2,500                113,975
 Exelon                                             8,050                424,799
 FPL Group                                          3,000                180,390
 Pepco Holdings                                    12,700                246,253
 PPL                                                6,900                239,292
                                                                       1,315,159
ENTERPRISE SOFTWARE & SERVICE (1.56%)
 Computer Associates International                 28,600                386,100
FINANCE-INVESTMENT BANKER & BROKER (0.95%)
 Lehman Brothers Holdings                           4,400                234,476
FINANCIAL GUARANTEE INSURANCE (5.02%)
 AMBAC Financial Group                              7,700                433,048
 PMI Group                                         12,100                363,484
 Radian Group                                      12,000                445,800
                                                                       1,242,332
FOOD (0.73%)
 Archer-Daniels-Midland                            14,650                181,660
FOOD-DAIRY PRODUCTS (1.57%)
 Dean Foods /1/                                    10,500                389,550
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (2.45%)
                                                                     $
 Manpower                                          19,000                606,100
INSTRUMENTS-CONTROLS (1.58%)
 Johnson Controls                                   2,000                160,340
 Mettler Toledo International /1/                   7,200                230,832
                                                                         391,172
INTERNET FINANCIAL SERVICES (1.48%)
 IndyMac Bancorp /1/                               19,900                367,951
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.53%)
 Federated Investors                               14,900                378,013
LEISURE & RECREATION PRODUCTS (1.23%)
 Brunswick                                         15,300                303,858
MEDICAL LABORATORY & TESTING SERVICE (0.94%)
 Laboratory Corp. of America Holdings /1/          10,000                232,400
MEDICAL-HMO (3.05%)
 Anthem /1/                                         7,400                465,460
 WellChoice                                        12,100                289,795
                                                                         755,255
MEDICAL-HOSPITALS (2.87%)
 Tenet Healthcare /1/                              13,700                224,680
 Triad Hospitals /1/                                8,300                247,589
 Universal Health Services /1/                      5,300                239,030
                                                                         711,299
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.53%)
 Lincare Holdings /1/                              12,000                379,440
MULTI-LINE INSURANCE (2.90%)
 Loews                                              5,800                257,868
 PartnerRe                                          8,900                461,198
                                                                         719,066
MULTIMEDIA (0.85%)
 Belo                                               9,900                211,068
OFFICE AUTOMATION & EQUIPMENT (0.87%)
 Pitney Bowes                                       6,600                215,556
OIL & GAS DRILLING (1.74%)
 Noble /1/                                          6,500                228,475
 Patterson-UTI Energy /1/                           6,700                202,139
                                                                         430,614
OIL COMPANY-EXPLORATION & PRODUCTION (5.03%)
 Apache                                             4,990                284,380
 Ocean Energy                                       9,400                187,718
 Pioneer Natural Resources /1/                      9,700                244,925
 Talisman Energy                                    8,000                289,360
 XTO Energy                                         9,650                238,355
                                                                       1,244,738
OIL REFINING & MARKETING (1.73%)
 Sunoco                                            12,900                428,022
PHARMACY SERVICES (1.83%)
 Omnicare                                          19,000                452,770
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (1.34%)
                                                                     $
 Equitable Resources                                9,500                332,880
PRINTING-COMMERCIAL (1.40%)
 Valassis Communications /1/                       11,800                347,274
PROPERTY & CASUALTY INSURANCE (1.81%)
 XL Capital                                         5,800                448,050
REGIONAL BANKS (1.26%)
 Comerica                                           7,200                311,328
REINSURANCE (1.39%)
 RenaissanceRe Holdings                             8,700                344,520
RETAIL-APPAREL & SHOE (3.52%)
 Foot Locker /1/                                   41,300                433,650
 Payless Shoesource /1/                             8,500                437,495
                                                                         871,145
RETAIL-AUTOMOBILE (2.52%)
 Autonation /1/                                    49,800                625,488
RETAIL-DISCOUNT (0.68%)
 BJ's Wholesale Club /1/                            9,200                168,360
RETAIL-MAJOR DEPARTMENT STORE (0.94%)
 May Department Stores                             10,100                232,098
RETAIL-OFFICE SUPPLIES (1.39%)
 Office Depot /1/                                  23,300                343,908
RETAIL-RESTAURANTS (1.21%)
 Brinker International /1/                          9,300                299,925
SAVINGS & LOANS-THRIFTS (1.39%)
 Greenpoint Financial                               7,600                343,368
TELECOMMUNICATION EQUIPMENT (0.48%)
 Harris                                             4,500                118,350
TEXTILE-HOME FURNISHINGS (1.93%)
 Mohawk Industries /1/                              8,400                478,380
THEATERS (0.51%)
 Regal Entertainment Group /1/                      5,900                126,378
TRANSPORT-MARINE (1.10%)
 Teekay Shipping                                    6,700                272,690
TRANSPORT-RAIL (2.93%)
 Canadian National Railway                          8,800                365,728
 CSX                                               12,700                359,537
                                                                         725,265
                                     TOTAL COMMON STOCKS              23,300,919
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (94.08%)              23,300,919
CASH AND RECEIVABLES, NET OF LIABILITIES (5.92%)                       1,465,473
                              TOTAL NET ASSETS (100.00%)             $24,766,392
                                                                     -------------



/1 //Non-income producing security./

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                               DECEMBER 31, 2002

                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (93.80%)
ASSET BACKED SECURITIES (12.00%)
 Corporate Asset Funding
                                                       $                     $
  1.31%; 02/13/03                                         650,000                 648,983
  1.32%; 02/20/03                                       1,000,000                 998,167
  1.33%; 03/06/03                                       1,500,000               1,496,453
  1.33%; 03/13/03                                       1,000,000                 997,377
  1.70%; 02/07/03                                       1,000,000                 998,253
  1.75%; 01/22/03                                         850,000                 849,132
 CXC
  1.33%; 02/24/03                                         700,000                 698,604
  1.33%; 02/27/03                                         860,000                 858,189
  1.64%; 01/31/03                                         850,000                 848,838
  1.71%; 01/17/03                                       1,000,000                 999,240
  1.78%; 01/30/03                                         900,000                 898,709
 Peacock Funding
  1.37%; 01/06/03                                         700,000                 699,867
 Quincy Capital
  1.35%; 03/17/03                                         800,000                 797,783
 Receivables Capital
  1.32%; 02/20/03                                         955,000                 953,249
  1.32%; 03/12/03                                       1,000,000                 997,433
  1.33%; 01/03/03                                         850,000                 849,937
  1.35%; 02/05/03                                         600,000                 599,213
  1.35%; 03/25/03                                         700,000                 697,821
  1.77%; 01/27/03                                         900,000                 898,849
  1.79%; 01/21/03                                         700,000                 699,304
 Windmill Funding
  1.31%; 03/07/03                                       1,000,000                 997,635
  1.32%; 01/02/03                                         750,000                 749,972
  1.36%; 01/02/03                                         700,000                 699,974
  1.71%; 01/08/03                                         750,000                 749,751
  1.73%; 01/09/03                                       1,000,000                 999,616
  1.78%; 01/02/03                                       1,640,000               1,639,919
  1.80%; 01/03/03                                         850,000                 849,915
                                                                               24,172,183
COMMERCIAL BANKS (7.14%)
 Nordea North America
  1.30%; 03/11/03                                         800,000                 798,007
  1.31%; 02/21/03                                       1,000,000                 998,144
  1.31%; 04/08/03                                       1,100,000               1,096,132
  1.32%; 03/31/03                                       1,000,000                 996,749
  1.55%; 02/03/03                                         750,000                 748,934
 Svenska Handelsbanken
  1.33%; 02/10/03                                         770,000                 768,862
  1.33%; 02/13/03                                         685,000                 683,912
  1.33%; 02/14/03                                         800,000                 798,700
  1.33%; 02/26/03                                       2,620,000               2,614,579
  1.33%; 03/10/03                                       1,325,000               1,321,671
  1.34%; 02/04/03                                         900,000                 898,865
  1.34%; 02/19/03                                         880,000                 878,401
  1.54%; 01/07/03                                         785,000                 784,799
  1.70%; 03/18/03                                       1,000,000                 996,411
                                                                               14,384,166
DIVERSIFIED FINANCIAL SERVICES (9.80%)
 Amstel Funding
  1.35%; 03/03/03                                         680,000                 678,445
  1.35%; 03/19/03                                       1,100,000               1,096,824
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 Amstel Funding (continued)
                                                       $                     $
  1.36%; 02/10/03                                         800,000                 798,791
  1.38%; 02/18/03                                         580,000                 578,933
  1.39%; 04/22/03                                         840,000                 836,400
  1.70%; 01/24/03                                         738,000                 737,198
  1.74%; 01/14/03                                         650,000                 649,592
  1.75%; 03/04/03                                         800,000                 797,796
  1.77%; 02/18/03                                         675,000                 673,407
  1.80%; 01/16/03                                         300,000                 299,775
  1.80%; 01/24/03                                         890,000                 888,976
  1.80%; 02/10/03                                         630,000                 628,740
  1.80%; 03/13/03                                         800,000                 797,160
 General Electric Capital
  1.30%; 05/19/03                                         800,000                 796,013
  1.32%; 01/30/03                                         715,000                 714,240
  1.33%; 02/25/03                                         800,000                 798,374
  1.33%; 03/24/03                                       1,000,000                 996,971
  1.34%; 03/28/03                                         800,000                 797,439
  1.36%; 04/03/03                                         515,000                 513,210
  1.37%; 05/20/03                                         985,000                 979,980
  1.75%; 03/12/03                                       1,000,000                 996,597
 Verizon Network Funding
  1.32%; 02/24/03                                       1,000,000                 998,020
  1.32%; 02/25/03                                       1,050,000               1,047,882
  1.33%; 02/25/03                                         650,000                 648,679
 Wells Fargo Financial
  1.71%; 01/29/03                                       1,000,000                 998,670
                                                                               19,748,112
DIVERSIFIED OPERATIONS (1.55%)
 Rio Tinto America
  1.32%; 01/17/03                                       1,000,000                 999,413
  1.32%; 03/11/03                                       2,140,000               2,134,586
                                                                                3,133,999
ELECTRIC-TRANSMISSION (2.87%)
 National Grid Group
  1.50%; 01/16/03                                       1,000,000                 999,375
  1.50%; 01/29/03                                       1,000,000                 998,833
  1.50%; 01/31/03                                       1,000,000                 998,750
  1.50%; 02/03/03                                         800,000                 798,900
  1.55%; 02/12/03                                       1,000,000                 998,192
  1.55%; 02/14/03                                       1,000,000                 998,106
                                                                                5,792,156
FINANCE-AUTO LOANS (0.89%)
 Paccar Financial
  1.30%; 03/28/03                                         800,000                 797,515
  1.43%; 08/01/03                                       1,000,000                 991,579
                                                                                1,789,094
FINANCE-CONSUMER LOANS (0.96%)
 American General Finance
  1.50%; 01/27/03                                         990,000                 988,927
  1.50%; 01/31/03                                         950,000                 948,813
                                                                                1,937,740
FINANCE-CREDIT CARD (4.02%)
 American Express Credit
  1.29%; 04/10/03                                         725,000                 722,428
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
 American Express Credit (continued)
                                                       $                     $
  1.31%; 02/24/03                                         800,000                 798,428
  1.31%; 03/10/03                                         885,000                 882,810
  1.32%; 02/06/03                                         785,000                 783,964
  1.32%; 04/09/03                                       1,000,000                 996,407
  1.33%; 03/25/03                                         705,000                 702,838
  1.34%; 03/19/03                                         800,000                 797,707
  1.50%; 03/05/03                                         950,000                 947,506
  1.56%; 02/20/03                                         850,000                 848,158
  1.74%; 07/01/03                                         615,000                 609,620
                                                                                8,089,866
FINANCE-INVESTMENT BANKER & BROKER (20.39%)
 Bear Stearns
  1.33%; 04/04/03                                       1,000,000                 996,564
  1.34%; 03/06/03                                       1,100,000               1,097,380
  1.34%; 03/31/03                                         760,000                 757,482
  1.34%; 04/07/03                                       1,000,000                 996,427
  1.35%; 03/24/03                                         940,000                 937,109
  1.37%; 04/21/03                                         475,000                 473,012
  1.53%; 03/11/03                                         900,000                 897,361
  1.72%; 03/21/03                                         740,000                 737,207
  1.74%; 01/24/03                                       1,100,000               1,098,777
  1.76%; 02/25/03                                         790,000                 787,876
  1.77%; 03/26/03                                         800,000                 796,696
 Goldman Sachs Group
  1.66%; 02/13/03                                       1,000,000                 998,017
  1.70%; 02/12/03                                       1,000,000                 998,017
  1.74%; 04/02/03                                         620,000                 617,273
  1.75%; 04/11/03                                         800,000                 796,111
  1.78%; 02/05/03                                         720,000                 718,754
  1.82%; 01/07/03                                         750,000                 749,773
 JP Morgan
  1.32%; 03/20/03                                       1,000,000                 997,140
  1.70%; 01/08/03                                         615,000                 614,797
  1.76%; 03/20/03                                         800,000                 796,949
 Merrill Lynch
  1.30%; 03/07/03                                       1,000,000                 997,653
  1.68%; 01/22/03                                       1,000,000                 999,020
  1.69%; 01/15/03                                         850,000                 849,441
  1.70%; 01/03/03                                         690,000                 689,935
  1.73%; 01/06/03                                         615,000                 614,852
  1.74%; 01/13/03                                       1,500,000               1,499,130
  1.75%; 03/14/03                                         695,000                 692,568
 Morgan Stanley Group
  1.32%; 03/21/03                                         730,000                 727,885
  1.33%; 02/11/03                                       1,000,000                 998,485
  1.33%; 02/13/03                                         800,000                 798,729
  1.33%; 03/05/03                                       1,025,000               1,022,614
  1.33%; 03/21/03                                       1,200,000               1,196,498
  1.34%; 02/12/03                                         900,000                 898,593
  1.75%; 01/15/03                                         860,000                 859,415
  1.75%; 01/17/03                                         600,000                 599,533
  1.77%; 01/08/03                                       1,000,000                 999,656
  1.77%; 01/21/03                                         850,000                 849,164
 Salomon Smith Barney Holdings
  1.31%; 02/27/03                                         850,000                 848,237
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Salomon Smith Barney Holdings (continued)
                                                       $                     $
  1.32%; 02/27/03                                         850,000                 848,223
  1.32%; 02/28/03                                         800,000                 798,299
  1.33%; 02/04/03                                         800,000                 798,995
  1.33%; 02/28/03                                       1,350,000               1,347,107
  1.50%; 02/05/03                                       1,000,000                 998,717
  1.55%; 02/19/03                                         870,000                 868,165
  1.74%; 02/04/03                                         700,000                 698,850
  1.77%; 02/10/03                                         850,000                 848,328
  1.77%; 02/11/03                                         860,000                 858,266
                                                                               41,069,080
FINANCE-LEASING COMPANY (0.51%)
 International Lease Finance
  1.75%; 01/28/03                                       1,035,000               1,033,642
FINANCE-OTHER SERVICES (14.20%)
 Commoloco
  1.33%; 03/03/03                                         785,000                 783,231
  1.33%; 03/04/03                                       1,000,000                 997,709
  1.33%; 03/06/03                                         700,000                 698,345
  1.33%; 03/25/03                                       1,300,000               1,296,014
  1.33%; 04/24/03                                         500,000                 497,913
  1.34%; 02/28/03                                         700,000                 698,489
  1.53%; 01/16/03                                         800,000                 799,490
  1.60%; 01/28/03                                         850,000                 848,980
  1.74%; 01/30/03                                         600,000                 599,159
 Corporate Receivables
  1.32%; 02/18/03                                         810,000                 808,574
  1.50%; 01/29/03                                         950,000                 948,892
  1.71%; 01/06/03                                         750,000                 749,822
  1.71%; 01/21/03                                         925,000                 924,121
  1.77%; 01/23/03                                         850,000                 849,081
 Delaware Funding
  1.33%; 01/22/03                                       1,200,000               1,199,069
  1.53%; 02/06/03                                         970,000                 968,516
  1.71%; 01/13/03                                         850,000                 849,515
  1.78%; 01/07/03                                         925,000                 924,726
  1.78%; 01/14/03                                         800,000                 799,486
 Private Export Funding
  1.29%; 02/19/03                                         955,000                 953,323
  1.33%; 06/10/03                                       1,000,000                 994,089
  1.62%; 02/06/03                                       1,000,000                 998,380
  1.63%; 03/17/03                                       1,015,000               1,011,553
  1.64%; 04/17/03                                         900,000                 895,654
  1.68%; 03/27/03                                       1,000,000                 996,033
  1.68%; 04/01/03                                         750,000                 746,850
 Sheffield Receivables
  1.32%; 01/21/03                                         900,000                 899,340
  1.34%; 02/07/03                                         700,000                 699,036
  1.34%; 03/17/03                                       1,010,000               1,007,180
  1.35%; 01/23/03                                         760,000                 759,373
  1.57%; 02/04/03                                         900,000                 898,665
  1.78%; 01/23/03                                         800,000                 799,130
  1.79%; 01/06/03                                         700,000                 699,826
                                                                               28,599,564
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
LIFE & HEALTH INSURANCE (0.38%)
 AIG Funding
                                                       $                     $
  1.29%; 01/08/03                                         770,000                 769,807
MEDICAL-DRUGS (0.50%)
 Pfizer
  1.28%; 02/06/03                                       1,000,000                 998,720
MONEY CENTER BANKS (8.83%)
 ABN AMRO North America Finance
  1.32%; 02/19/03                                         800,000                 798,563
  1.32%; 03/27/03                                         555,000                 553,270
 Barclays U.S. Funding
  1.30%; 03/14/03                                       1,000,000                 997,400
  1.33%; 02/21/03                                         900,000                 898,304
  1.33%; 03/18/03                                       2,000,000               1,994,384
  1.50%; 02/03/03                                         750,000                 748,969
  1.50%; 02/05/03                                         800,000                 798,833
 BNP Paribas Finance
  1.30%; 02/07/03                                         750,000                 748,998
  1.30%; 03/10/03                                         825,000                 822,974
 Citicorp
  1.33%; 01/30/03                                       1,000,000                 998,929
  1.70%; 01/03/03                                         920,000                 919,913
  1.76%; 02/14/03                                       1,000,000                 997,849
 JP Morgan Chase
  1.69%; 01/07/03                                         915,000                 914,742
  1.69%; 01/09/03                                       1,000,000                 999,624
  1.70%; 01/09/03                                         715,000                 714,730
  1.73%; 03/07/03                                         980,000                 976,939
  1.75%; 01/23/03                                       1,000,000                 998,931
  1.75%; 02/07/03                                         880,000                 878,417
  1.76%; 01/16/03                                       1,030,000               1,029,245
                                                                               17,791,014
OIL COMPANY-INTEGRATED (1.12%)
 BP America
  1.30%; 03/05/03                                         770,000                 768,248
  1.30%; 03/26/03                                         800,000                 797,573
 Shell Finance
  1.32%; 04/21/03                                         700,000                 697,177
                                                                                2,262,998
OIL REFINING & MARKETING (0.49%)
 Motiva Enterprises
  1.31%; 01/15/03                                         980,000                 979,501
REGIONAL BANKS (0.73%)
 Bank One
  2.00%; 03/20/03                                         700,000                 700,000
 Wells Fargo
  1.28%; 01/24/03                                         775,000                 774,366
                                                                                1,474,366
RETAIL-MAJOR DEPARTMENT STORE (0.90%)
 May Department Stores
  1.67%; 01/06/03                                         820,000                 819,812
  1.75%; 01/10/03                                       1,000,000                 999,563
                                                                                1,819,375
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (1.20%)
 Southern Company Funding
                                                       $                     $
  1.32%; 02/11/03                                         790,000                 788,813
  1.75%; 01/13/03                                         800,000                 799,533
 Tulip Funding
  1.33%; 02/20/03                                         825,000                 823,476
                                                                                2,411,822
SUPRANATIONAL BANK (1.49%)
 Corp Andina de Fomento
  1.71%; 01/10/03                                       1,000,000                 999,572
  1.72%; 01/14/03                                       1,000,000                 999,379
  1.74%; 01/10/03                                       1,000,000                 999,565
                                                                                2,998,516
TELEPHONE COMMUNICATION (1.61%)
 Telstra
  1.28%; 03/31/03                                       1,000,000                 996,836
  1.32%; 01/28/03                                         725,000                 724,282
  1.73%; 01/28/03                                         795,000                 793,969
  1.77%; 01/14/03                                         730,000                 729,578
                                                                                3,244,665
TOBACCO (2.22%)
 Philip Morris
  1.28%; 03/05/03                                       1,000,000                 997,760
  1.30%; 03/03/03                                         800,000                 798,238
  1.31%; 02/18/03                                         785,000                 783,629
  1.31%; 03/26/03                                         900,000                 897,249
  1.32%; 02/21/03                                       1,000,000                 998,144
                                                                                4,475,020
                                          TOTAL COMMERCIAL PAPER              188,975,406

                                            Principal
                                             Amount                              Value

------------------------------------------------------------------------------------------------
BONDS (5.66%)
DIVERSIFIED FINANCIAL SERVICES (0.26%)
 Associates Corp. of North America
  5.75%; 11/01/03                                         500,000                 514,865
FINANCE-CONSUMER LOANS (0.25%)
 American General Finance
  5.90%; 01/15/03                                         500,000                 500,515
FINANCE-INVESTMENT BANKER & BROKER (2.70%)
 Lehman Brothers
  6.25%; 04/01/03                                         500,000                 504,189
  7.25%; 04/15/03                                         500,000                 505,596
 Lehman Brothers Holdings
  6.13%; 07/15/03                                         660,000                 673,213
  7.00%; 05/15/03                                         400,000                 406,637
  7.25%; 10/15/03                                         690,000                 720,333
 Merrill Lynch
  6.00%; 02/12/03                                         500,000                 502,029
  6.88%; 03/01/03                                         543,000                 546,634
 Morgan Stanley
  7.13%; 08/15/03                                         750,000                 774,002
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Salomon
                                                       $                     $
  7.50%; 02/01/03                                         400,000                 401,688
 Salomon Smith Barney Holdings
  6.13%; 01/15/03                                         400,000                 400,564
                                                                                5,434,885
FINANCE-OTHER SERVICES (0.50%)
 Verizon Global Funding
  1.47%; 04/14/03                                       1,000,000                 999,966
MONEY CENTER BANKS (0.15%)
 Bank of America
  6.88%; 06/01/03                                         300,000                 306,131
REGIONAL BANKS (1.30%)
 Bank One
  1.32%; 11/28/03                                       1,000,000               1,000,000
  1.33%; 06/18/03                                         900,000                 900,000
  1.75%; 01/27/03                                         725,000                 725,000
                                                                                2,625,000
SUPRANATIONAL BANK (0.25%)
 Corp Andina de Fomento
  7.10%; 02/01/03                                         512,000                 513,608
TELEPHONE-INTEGRATED (0.25%)
 SBC Communications
  4.30%; 06/05/03                                         500,000                 503,215
                                                     TOTAL BONDS               11,398,185
                                                                             ------------

                            TOTAL PORTFOLIO INVESTMENTS (99.46%)              200,373,591
CASH AND RECEIVABLES, NET OF LIABILITIES (0.54%)                                1,081,541
                                      TOTAL NET ASSETS (100.00%)             $201,455,132
                                                                             --------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              REAL ESTATE ACCOUNT

                               DECEMBER 31, 2002


                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (97.35%)
APARTMENT REITS (16.48%)
                                                                         $
 Apartment Investment & Management                     29,500              1,105,660
 Archstone-Smith Trust                                 17,623                414,845
 Camden Property Trust                                 12,500                412,500
 Equity Residential Properties Trust                  105,100              2,583,358
 Home Properties of New York                           41,100              1,415,895
 United Dominion Realty Trust                         104,300              1,706,348
                                                                           7,638,606
DIVERSIFIED REITS (7.24%)
 Brookfield Properties                                 60,200              1,216,040
 Capital Automotive                                    57,400              1,360,380
 Liberty Property Trust                                24,400                779,336
                                                                           3,355,756
FACTORY OUTLET REITS (3.39%)
 Chelsea Property Group                                47,200              1,572,232
HEALTHCARE REITS (1.92%)
 Health Care Property Investors                        13,800                528,540
 Healthcare Realty Trust                               12,400                362,700
                                                                             891,240
HOTEL REITS (2.90%)
 Hospitality Properties Trust                          16,300                573,760
 Host Marriott                                         84,026                743,630
 LaSalle Hotel Properties                               1,913                 26,782
                                                                           1,344,172
MALL REITS (18.91%)
 CBL & Associates Properties                           37,372              1,496,749
 General Growth Properties                             41,900              2,178,800
 Macerich                                              32,400                996,300
 Mills                                                 27,600                809,784
 Rouse                                                 41,600              1,318,720
 Simon Property Group                                  57,700              1,965,839
                                                                           8,766,192
MANUFACTURED HOUSING REITS (1.87%)
 Manufactured Home Communities                         23,500                696,305
 Sun Communities                                        4,700                171,879
                                                                             868,184
OFFICE & INDUSTRIAL REITS (27.12%)
 Alexandria Real Estate Equities                       25,617              1,091,284
 AMB Property                                          43,665              1,194,674
 Boston Properties                                     11,200                412,832
 Brandywine Realty Trust                                6,700                146,127
 Centerpoint Properties                                23,012              1,315,136
 Duke-Weeks Realty                                      7,100                180,695
 Equity Office Properties Trust                        78,430              1,959,182
 Glenborough Realty Trust                              17,927                319,459
 Prentiss Properties Trust                             26,800                757,904
 Prologis Trust                                       103,680              2,607,552
 PS Business Parks                                     35,900              1,141,620
 SL Green Realty                                       45,700              1,444,120
                                                                          12,570,585
SELF STORAGE REITS (1.64%)
 Public Storage                                        23,600                762,516
SHOPPING CENTER REITS (15.88%)
 Developers Diversified Realty                         60,400              1,328,196
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SHOPPING CENTER REITS (CONTINUED)
                                                                         $
 JDN Realty                                            66,877                732,303
 Kimco Realty                                          33,600              1,029,504
 Pan Pacific Retail Properties                         38,731              1,414,844
 Realty Income                                         21,700                759,500
 Regency Centers                                       18,493                599,173
 Weingarten Realty Investors                           40,600              1,496,516
                                                                           7,360,036
                                         TOTAL COMMON STOCKS              45,129,519

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.80%)
DIVERSIFIED FINANCIAL SERVICES (3.80%)
 Investment in Joint Trading Account;
  General Electric Capital
                                                   $                     $
  1.25%; 01/02/03                                   1,763,367              1,763,367
                                      TOTAL COMMERCIAL PAPER               1,763,367
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (101.15%)              46,892,886
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.15%)                           (534,853)
                                  TOTAL NET ASSETS (100.00%)             $46,358,033
                                                                         --------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                               DECEMBER 31, 2002

                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (96.34%)
ADVERTISING SERVICES (0.70%)
                                                                   $
 R.H. Donnelley /1/                               7,700               225,687
AEROSPACE & DEFENSE EQUIPMENT (2.96%)
 BE Aerospace /1/                                28,480               103,667
 Curtiss-Wright                                   3,000               191,460
 DRS Technologies /1/                             7,150               224,010
 Triumph Group /1/                                6,400               204,416
 United Defense Industries /1/                    9,800               228,340
                                                                      951,893
AGRICULTURAL OPERATIONS (0.64%)
 Delta & Pine Land                               10,050               205,121
APPAREL MANUFACTURERS (0.70%)
 Quiksilver /1/                                   8,500               226,610
APPLICATIONS SOFTWARE (0.48%)
 Citrix Systems /1/                              12,500               154,000
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.09%)
 American Axle & Manufacturing Holdings
  /1/                                             8,901               208,461
 Tower Automotive /1/                            31,400               141,300
                                                                      349,761
BUILDING-RESIDENTIAL & COMMERCIAL (0.57%)
 Ryland Group                                     5,500               183,425
CASINO HOTELS (0.64%)
 Ameristar Casinos /1/                           14,700               207,270
CHEMICALS-DIVERSIFIED (1.22%)
 Georgia Gulf                                     8,800               203,632
 Hercules /1/                                    21,400               188,320
                                                                      391,952
CHEMICALS-PLASTICS (0.59%)
 A. Schulman                                     10,200               189,822
COAL (0.67%)
 Arch Coal                                       10,000               215,900
COATINGS & PAINT (0.68%)
 RPM                                             14,320               218,810
COLLECTIBLES (0.67%)
 Action Performance /1/                          11,400               216,600
COMMERCIAL BANKS (6.16%)
 East-West Bancorp                                5,700               205,656
 First Midwest Bancorp                            5,800               154,918
 Gold Banc                                       19,600               194,452
 Greater Bay Bancorp                             14,560               251,742
 Local Financial /1/                             13,800               202,170
 Old National Bancorp                             7,000               170,100
 Sky Financial Group                             11,800               234,938
 South Financial Group                           11,500               237,590
 Southwest Bancorp. of Texas /1/                  5,840               168,250
 Whitney Holding                                  4,900               163,317
                                                                    1,983,133
COMMERCIAL SERVICES (0.63%)
 Central Parking                                 10,700               201,802
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER DATA SECURITY (0.66%)
                                                                   $
 NetScreen Technologies /1/                      12,600               212,184
COMPUTER SERVICES (1.30%)
 Anteon International /1/                         9,500               228,000
 CACI International /1/                           5,360               191,030
                                                                      419,030
COMPUTERS-MEMORY DEVICES (0.52%)
 Maxtor /1/                                      33,100               167,486
COMPUTERS-PERIPHERAL EQUIPMENT (0.54%)
 Electronics for Imaging /1/                     10,700               173,993
DATA PROCESSING & MANAGEMENT (0.70%)
 Fair, Isaac                                      5,247               224,047
DECISION SUPPORT SOFTWARE (1.59%)
 Cognos /1/                                       7,800               182,910
 NetIQ /1/                                       13,620               168,207
 Precise Software Solutions /1/                   9,800               161,798
                                                                      512,915
DIAGNOSTIC KITS (1.38%)
 Biosite Diagnostics /1/                          6,000               204,120
 Idexx Laboratories /1/                           7,200               239,760
                                                                      443,880
DIALYSIS CENTERS (0.69%)
 Renal Care Group /1/                             7,000               221,480
DISTRIBUTION-WHOLESALE (1.01%)
 Aviall /1/                                      20,900               168,245
 Hughes Supply                                    5,800               158,456
                                                                      326,701
DIVERSIFIED MANUFACTURING OPERATIONS (3.88%)
 A.O. Smith                                       7,700               207,977
 Acuity Brands                                    8,900               120,506
 Carlisle                                         6,650               275,177
 Harsco                                           8,000               255,120
 Pittston Brink's Group                          10,200               188,496
 Tredegar                                        13,500               202,500
                                                                    1,249,776
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.33%)
 Methode Electronics                             20,000               219,400
 OSI Systems /1/                                 12,300               208,854
                                                                      428,254
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.41%)
 Zoran /1/                                        9,300               130,851
ELECTRONIC MEASUREMENT INSTRUMENTS (0.75%)
 Flir Systems /1/                                 4,950               241,560
ELECTRONICS-MILITARY (0.69%)
 Engineered Support Systems                       6,050               221,793
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.43%)
 URS /1/                                          9,800               139,454
ENGINES-INTERNAL COMBUSTION (0.93%)
 Briggs & Stratton                                7,070               300,263
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (0.54%)
                                                                   $
 Novell /1/                                      51,800               173,012
ENTERTAINMENT SOFTWARE (0.45%)
 THQ /1/                                         11,000               145,750
FINANCE-INVESTMENT BANKER & BROKER (0.62%)
 Jefferies Group                                  4,750               199,358
FINANCE-MORTGAGE LOAN/BANKER (0.36%)
 American Home Mortgage Holdings                 10,600               116,600
FOOD-MISCELLANEOUS/DIVERSIFIED (2.07%)
 American Italian Pasta /1/                       5,900               212,282
 Chiquita Brands International /1/               16,800               222,768
 Ralcorp Holdings /1/                             9,200               231,288
                                                                      666,338
GARDEN PRODUCTS (0.56%)
 Toro                                             2,800               178,920
GAS-DISTRIBUTION (2.06%)
 Energen                                          7,300               212,430
 Northwest Natural                                7,800               211,068
 Southern Union /1/                              14,500               239,250
                                                                      662,748
HOME FURNISHINGS (0.67%)
 Furniture Brands International /1/               9,000               214,650
HUMAN RESOURCES (0.65%)
 AMN Healthcare Services /1/                     12,285               207,739
INSTRUMENTS-CONTROLS (0.65%)
 Mettler Toledo International /1/                 6,540               209,672
INSTRUMENTS-SCIENTIFIC (0.54%)
 Varian /1/                                       6,100               175,009
INTERNET APPLICATION SOFTWARE (0.42%)
 Verity /1/                                      10,100               135,249
INTERNET FINANCIAL SERVICES (0.68%)
 IndyMac Bancorp /1/                             11,790               217,997
INTERNET SECURITY (0.47%)
 Internet Security Systems /1/                    8,300               152,139
INVESTMENT COMPANIES (0.82%)
 American Capital Strategies                     12,300               265,557
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.71%)
 Affiliated Managers Group /1/                    4,550               228,865
LASERS-SYSTEMS & COMPONENTS (1.20%)
 Coherent /1/                                    11,300               225,435
 Cymer /1/                                        4,970               160,282
                                                                      385,717
LIFE & HEALTH INSURANCE (0.71%)
 Reinsurance Group of America                     8,400               227,472
LOTTERY SERVICES (0.85%)
 Gtech Holdings /1/                               9,800               273,028
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.57%)
                                                                   $
 Terex /1/                                       16,600               184,924
MACHINERY-GENERAL INDUSTRY (2.01%)
 Albany International                            11,600               239,656
 Manitowoc                                        8,100               206,550
 Stewart & Stevenson Services                    14,300               202,202
                                                                      648,408
MACHINERY-PUMPS (0.60%)
 Flowserve /1/                                   13,000               192,270
MEDICAL INSTRUMENTS (1.28%)
 Conmed /1/                                      11,500               225,285
 Techne /1/                                       6,600               188,549
                                                                      413,834
MEDICAL PRODUCTS (0.64%)
 Wright Medical Group /1/                        11,800               206,016
MEDICAL-BIOMEDICAL/GENE (1.53%)
 Bio-Rad Laboratories /1/                         3,200               123,840
 Cambrex                                          6,100               184,281
 Enzon /1/                                       11,100               185,592
                                                                      493,713
MEDICAL-DRUGS (0.74%)
 Medicis Pharmaceutical /1/                       4,800               238,416
MEDICAL-HOSPITALS (0.65%)
 LifePoint Hospitals /1/                          7,000               209,517
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.64%)
 Apria Healthcare Group /1/                       9,300               206,832
METAL PROCESSORS & FABRICATION (2.66%)
 Mueller Industries /1/                           8,800               239,800
 Precision Castparts                              8,200               198,850
 Quanex                                           5,600               187,600
 Worthington Industries                          15,090               229,972
                                                                      856,222
METAL-DIVERSIFIED (0.85%)
 Hecla Mining /1/                                54,400               275,264
MISCELLANEOUS INVESTING (4.18%)
 CBL & Associates Properties                      6,900               276,345
 Chelsea Property Group                           7,900               263,149
 Impac Mortgage Holdings                          8,163                93,874
 MFA Mortgage Investments                        17,260               144,984
 Newcastle Investment                             8,100               129,357
 PS Business Parks                                6,000               190,800
 Regency Centers                                  7,600               246,240
                                                                    1,344,749
NON-HAZARDOUS WASTE DISPOSAL (0.48%)
 Allied Waste Industries /1/                     15,400               154,000
OIL & GAS (0.68%)
 Spinnaker Exploration /1/                        9,900               218,295
OIL COMPANY-EXPLORATION & PRODUCTION (2.60%)
 Denbury Resources /1/                           18,200               205,660
 Forest Oil /1/                                   8,000               220,480
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                   $
 Houston Exploration /1/                          6,600               201,960
 Tom Brown /1/                                    8,300               208,330
                                                                      836,430
OIL-FIELD SERVICES (1.37%)
 Key Energy Services /1/                         24,400               218,868
 Varco International /1/                         12,700               220,980
                                                                      439,848
OPTICAL SUPPLIES (0.43%)
 Ocular Sciences /1/                              9,000               139,680
PAPER & RELATED PRODUCTS (1.51%)
 Boise Cascade                                    8,010               202,012
 Pope & Talbot                                   19,900               283,774
                                                                      485,786
PHARMACEUTICALS (0.34%)
 Cima Labs /1/                                    4,500               108,860
PIPELINES (0.64%)
 Western Gas Resources                            5,600               206,360
PROPERTY & CASUALTY INSURANCE (2.37%)
 Arch Capital Group /1/                           8,500               264,945
 PMA Capital                                     12,200               174,826
 RLI                                              5,150               143,685
 Selective Insurance Group                        7,200               181,296
                                                                      764,752
REINSURANCE (0.68%)
 Platinum Underwriters Holdings /1/               8,300               218,705
RESPIRATORY PRODUCTS (0.80%)
 Respironics /1/                                  8,500               258,664
RETAIL-APPAREL & SHOE (1.78%)
 Aeropostale /1/                                 17,700               187,089
 Stage Stores /1/                                 9,300               195,672
 Urban Outfitters /1/                             8,100               190,917
                                                                      573,678
RETAIL-AUTO PARTS (1.19%)
 CSK Auto /1/                                    18,700               205,700
 PEP Boys-Manny, Moe & Jack                      15,200               176,320
                                                                      382,020
RETAIL-FABRIC STORE (0.58%)
 Jo-Ann Stores /1/                                8,200               188,354
RETAIL-RESTAURANTS (2.00%)
 CBRL Group                                       6,000               180,780
 O'Charley's /1/                                 10,800               221,724
 Rare Hospitality International /1/               8,800               243,056
                                                                      645,560
RETAIL-SPORTING GOODS (0.65%)
 Sports Authority /1/                            29,900               209,300
SAVINGS & LOANS-THRIFTS (2.13%)
 BankAtlantic Bancorp                            17,400               164,430
 Dime Community Bancshares                        8,000               153,200
 Independence Community Bank                      8,200               208,116
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                   $
 Webster Financial                                4,600               160,080
                                                                      685,826
SCHOOLS (0.68%)
 Sylvan Learning Systems /1/                     13,400               219,760
SECURITY SERVICES (0.62%)
 Kroll /1/                                       10,400               198,432
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.91%)
 Globespan Virata /1/                            34,100               150,381
 O2Micro International /1/                       14,550               141,848
                                                                      292,229
SEMICONDUCTOR EQUIPMENT (1.02%)
 MKS Instruments /1/                             10,420               171,201
 Photronics /1/                                  11,570               158,509
                                                                      329,710
STEEL-PRODUCERS (1.24%)
 Reliance Steel & Aluminum                        8,800               183,392
 Steel Dynamics /1/                              18,000               216,540
                                                                      399,932
TELECOMMUNICATION EQUIPMENT (0.56%)
 Comverse Technology /1/                         18,000               180,360
THERAPEUTICS (1.82%)
 Cell Therapeutics /1/                           23,300               169,391
 CV Therapeutics /1/                              8,500               154,870
 Ilex Oncology /1/                               14,300               100,958
 Sangstat Medical /1/                            14,100               159,330
                                                                      584,549
TOBACCO (0.70%)
 Universal                                        6,100               225,456
TOOLS-HAND HELD (0.62%)
 Snap-On                                          7,100               199,581
TRANSPORT-TRUCK (1.35%)
 Heartland Express /1/                           10,300               235,983
 Roadway Express                                  5,400               198,774
                                                                      434,757
                                   TOTAL COMMON STOCKS             31,022,322


                                                    Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.97%)
DIVERSIFIED FINANCIAL SERVICES (3.97%)
 Investment in Joint Trading Account;
  General Electric Capital
                                                   $                     $
  1.25%; 01/02/03                                   1,278,950              1,278,950
                                      TOTAL COMMERCIAL PAPER               1,278,950
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (100.31%)              32,301,272
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.31%)                           (100,590)
                                  TOTAL NET ASSETS (100.00%)             $32,200,682
                                                                         --------------




/1 //Non-income producing security./
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                               DECEMBER 31, 2002

                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (97.51%)
AIRLINES (0.85%)
                                                                   $
 Atlantic Coast Airlines Holdings /1/            23,200               279,096
APPLICATIONS SOFTWARE (0.58%)
 Mercury Interactive /1/                          6,400               189,760
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.21%)
 American Axle & Manufacturing Holdings
  /1/                                            16,900               395,798
BEVERAGES-NON-ALCOHOLIC (1.07%)
 Cott /1/                                        19,700               351,054
BEVERAGES-WINE & SPIRITS (1.48%)
 Constellation Brands /1/                        20,500               486,055
BUILDING-RESIDENTIAL & COMMERCIAL (1.13%)
 Beazer Homes /1/                                 1,800               109,080
 NVR /1/                                            800               260,400
                                                                      369,480
CHEMICALS-SPECIALTY (1.21%)
 Albemarle                                       13,900               395,455
CIRCUIT BOARDS (1.53%)
 Benchmark Electronics /1/                       17,500               501,550
COLLECTIBLES (0.66%)
 Action Performance /1/                          11,384               216,296
COMMERCIAL BANKS (4.23%)
 Greater Bay Bancorp                             14,500               250,705
 Sterling Bancshares                             28,600               349,492
 UCBH Holdings                                   18,510               785,749
                                                                    1,385,946
COMPUTER SERVICES (5.44%)
 CACI International /1/                          20,670               736,679
 Cognizant Technology Solutions /1/              11,240               811,865
 Factset Research Systems                         8,260               233,510
                                                                    1,782,054
DATA PROCESSING & MANAGEMENT (2.81%)
 Fair, Isaac                                     15,600               666,120
 InterCept /1/                                   15,100               255,658
                                                                      921,778
DENTAL SUPPLIES & EQUIPMENT (2.40%)
 Patterson Dental /1/                            18,000               787,320
DIVERSIFIED MANUFACTURING OPERATIONS (2.56%)
 A.O. Smith                                      15,900               429,459
 ESCO Technologies /1/                           11,100               410,700
                                                                      840,159
DRUG DELIVERY SYSTEMS (0.71%)
 Penwest Pharmaceuticals /1/                     21,900               232,140
E-SERVICES-CONSULTING (0.63%)
 Websense /1/                                     9,700               207,202
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.83%)
 Planar Systems /1/                              29,129               600,931
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.89%)
 Cree /1/                                        10,600               173,310
 Intersil Holding /1/                            16,700               232,798
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                   $
 Omnivision Technologies /1/                     15,700               213,049
                                                                      619,157
ELECTRONIC DESIGN AUTOMATION (1.58%)
 Verisity /1/                                    27,100               516,526
ELECTRONICS-MILITARY (0.75%)
 Engineered Support Systems                       6,675               244,706
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.68%)
 EMCOR Group /1/                                 10,400               551,304
ENTERTAINMENT SOFTWARE (0.64%)
 THQ /1/                                         15,770               208,953
FIDUCIARY BANKS (1.81%)
 Investors Financial Services                    21,700               594,363
FOOD-WHOLESALE & DISTRIBUTION (1.32%)
 Performance Food Group /1/                      12,700               431,279
HEALTHCARE-SERVICES (1.12%)
 DIANON Systems /1/                               7,720               368,321
INDUSTRIAL AUTOMATION & ROBOTS (1.27%)
 Cognex /1/                                      22,600               416,518
INSTRUMENTS-SCIENTIFIC (0.84%)
 Fisher Scientific International /1/              9,100               273,728
INSURANCE BROKERS (1.43%)
 Hilb, Rogal & Hamilton                           6,690               273,621
 Hub International                               15,300               196,299
                                                                      469,920
INTERNET INFRASTRUCTURE EQUIPMENT (0.67%)
 Avocent /1/                                      9,900               219,978
INTERNET SECURITY (0.29%)
 Internet Security Systems /1/                    5,100                93,483
MACHINERY-PUMPS (0.74%)
 Flowserve /1/                                   16,300               241,077
MEDICAL INSTRUMENTS (0.88%)
 Advanced Neuromodulation Systems                 8,200               287,820
MEDICAL-BIOMEDICAL/GENE (1.25%)
 Affymetrix /1/                                   7,000               160,230
 InterMune /1/                                    4,600               117,346
 Telik /1/                                       11,300               131,758
                                                                      409,334
MEDICAL-DRUGS (0.76%)
 SICOR /1/                                       15,700               248,845
MEDICAL-HOSPITALS (0.64%)
 Province Healthcare /1/                         21,497               209,166
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.84%)
 Odyssey HealthCare /1/                           7,900               274,130
MISCELLANEOUS INVESTING (1.99%)
 Mills                                           11,800               346,212
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                   $
 Ventas                                          26,700               305,715
                                                                      651,927
NETWORKING PRODUCTS (0.58%)
 Foundry Networks /1/                            27,100               190,784
OFFICE SUPPLIES & FORMS (1.07%)
 Moore /1/                                       38,600               351,260
OIL & GAS DRILLING (2.03%)
 Patterson-UTI Energy /1/                        22,000               663,740
OIL COMPANY-EXPLORATION & PRODUCTION (0.95%)
 Stone Energy /1/                                 9,300               310,248
OIL-FIELD SERVICES (1.29%)
 Tetra Technologies /1/                          19,700               420,989
PHYSICIAN PRACTICE MANAGEMENT (2.33%)
 Pediatrix Medical Group /1/                     19,030               762,342
PROPERTY & CASUALTY INSURANCE (0.54%)
 RLI                                              6,300               175,770
PUBLICLY TRADED INVESTMENT FUND (2.18%)
 iShares Russell 2000 Growth Index Fund          17,800               715,560
RADIO (1.89%)
 Cumulus Media /1/                               27,100               402,977
 Salem Communications /1/                         8,600               214,742
                                                                      617,719
REAL ESTATE MANAGEMENT & SERVICES (0.92%)
 Jones Lang LaSalle /1/                          19,600               301,448
RESEARCH & DEVELOPMENT (1.46%)
 Pharmaceutical Product Development /1/          16,300               477,101
RESPIRATORY PRODUCTS (0.70%)
 ResMed /1/                                       7,522               229,948
RETAIL-APPAREL & SHOE (2.16%)
 Aeropostale /1/                                  3,300                34,881
 Chico's FAS /1/                                 35,600               673,196
                                                                      708,077
RETAIL-AUTOMOBILE (1.59%)
 Copart /1/                                      43,900               519,776
RETAIL-COMPUTER EQUIPMENT (0.76%)
 Electronics Boutique Holdings /1/               15,768               249,292
RETAIL-PET FOOD & SUPPLIES (1.54%)
 PETCO Animal Supplies /1/                       21,500               503,938
RETAIL-RESTAURANTS (2.52%)
 Panera Bread /1/                                11,950               415,979
 Ruby Tuesday                                    23,600               408,044
                                                                      824,023
RETAIL-SPORTING GOODS (0.65%)
 Gart Sports /1/                                 11,000               212,850
SAVINGS & LOANS-THRIFTS (4.84%)
 BankUnited Financial /1/                        25,500               412,590
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                   $
 Harbor Florida Bancshares                       10,100               227,452
 New York Community Bancorp                      32,700               944,376
                                                                    1,584,418
SCHOOLS (2.61%)
 Career Education /1/                            21,400               856,000
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.66%)
 Exar /1/                                        22,970               284,828
 Pericom Semiconductor /1/                       31,300               260,103
                                                                      544,931
SEMICONDUCTOR EQUIPMENT (0.84%)
 Rudolph Technologies /1/                        14,400               275,904
SEMICONDUCTORS (0.66%)
 Artisan Components /1/                          14,000               216,020
SOFTWARE TOOLS (1.30%)
 Borland Software                                34,705               426,872
THERAPEUTICS (4.85%)
 Amylin Pharmaceuticals /1/                       9,400               151,716
 Isis Pharmaceuticals /1/                        25,700               169,363
 Neurocrine Biosciences /1/                       9,397               429,067
 NPS Pharmaceuticals /1/                         12,600               317,142
 Sangstat Medical /1/                            13,300               150,290
 Scios /1/                                       11,341               369,490
                                                                    1,587,068
TOYS (0.89%)
 LeapFrog Enterprises /1/                        11,600               291,740
TRANSPORT-SERVICES (0.74%)
 UTI Worldwide                                    9,200               241,500
WEB PORTALS (1.24%)
 Overture Services /1/                           14,870               406,100
                                   TOTAL COMMON STOCKS             31,938,027


                                                   Principal
                                                     Amount            Value
-------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
MISCELLANEOUS INVESTING (0.00%)
 Investment in Joint Trading Account;
  Cidera/2/                                      32,947                      -
                                      TOTAL COMMERCIAL PAPER                 -
                                                                    -----------

                       TOTAL PORTFOLIO INVESTMENTS (97.51%)         31,938,027
LIABILITIES, NET OF CASH AND RECEIVABLES (2.49%)                       816,102
                                  TOTAL NET ASSETS (100.00%)       $32,754,129
                                                                 --------------

See accompanying notes.



/1 //Non-income producing security./
/2 //Restricted Security - The fund held securities, which were purchased in /
  /private placement transactions and may require registration, or an / /exemption therefrom, in order to effect their sale in the ordinary course / /of business. At the end of the period, restricted securities totaled 0% of / /net assets./

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                               DECEMBER 31, 2002

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (97.60%)
ADVANCED MATERIALS & PRODUCTS (0.02%)
                                                                           $
 Foamex International /1/                                 2,800                  8,848
ADVERTISING SERVICES (0.16%)
 R.H. Donnelley /1/                                       2,400                 70,344
AEROSPACE & DEFENSE (0.25%)
 Esterline Technologies /1/                               4,400                 77,748
 Gencorp                                                  4,300                 34,056
                                                                               111,804
AEROSPACE & DEFENSE EQUIPMENT (1.10%)
 BE Aerospace /1/                                         3,000                 10,920
 Curtiss-Wright                                           1,300                 82,966
 Ducommun /1/                                               900                 14,265
 Heico                                                    2,000                 21,220
 Kaman                                                    3,400                 37,400
 Moog /1/                                                 4,700                145,888
 Orbital Sciences /1/                                       286                    423
 Remec /1/                                                1,100                  4,268
 Triumph Group /1/                                        3,700                118,178
 United Defense Industries /1/                            2,400                 55,920
                                                                               491,448
AGRICULTURAL OPERATIONS (0.07%)
 Seminis /1/                                             10,200                 29,376
AIRLINES (0.20%)
 Alaska Air Group /1/                                     2,100                 45,465
 ExpressJet Holdings /1/                                  4,300                 44,075
                                                                                89,540
APPAREL MANUFACTURERS (0.40%)
 Quiksilver /1/                                           6,700                178,622
APPLICATIONS SOFTWARE (0.19%)
 Intertrust Technologies /1/                              9,900                 41,877
 MRO Software /1/                                           600                  7,287
 Parametric Technology /1/                               13,900                 35,028
                                                                                84,192
ATHLETIC EQUIPMENT (0.03%)
 Nautilus Group                                           1,000                 13,360
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.58%)
 Oshkosh Truck                                            4,200                258,300
AUTO-TRUCK TRAILERS (0.07%)
 Wabash National /1/                                      3,700                 31,006
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.02%)
 American Axle & Manufacturing
                  Holdings /1/                            4,800                112,416
 Borg Warner                                              2,100                105,882
 Dura Automotive Systems /1/                              1,000                 10,040
 Keystone Automotive Industries /1/                       3,500                 52,570
 Superior Industries International                        3,500                144,760
 Tower Automotive /1/                                     5,900                 26,550
                                                                               452,218
BATTERIES & BATTERY SYSTEMS (0.10%)
 Wilson Greatbatch Technologies                           1,600                 46,720
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES-WINE & SPIRITS (0.03%)
                                                                           $
 Robert Mondavi /1/                                         400                 12,400
BROADCASTING SERVICES & PROGRAMMING (0.14%)
 Gray Television                                          5,300                 62,805
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.63%)
 Nortek Holdings                                          4,700                215,025
 USG /1/                                                  7,600                 64,220
                                                                               279,245
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.20%)
 Dycom Industries /1/                                     6,700                 88,775
BUILDING PRODUCTS-AIR & HEATING (0.37%)
 Comfort Systems /1/                                      6,100                 20,435
 Lennox International                                    11,500                144,325
                                                                               164,760
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.25%)
 Centex Construction Products                             1,000                 35,150
 Florida Rock Industries                                    600                 22,830
 Texas Industries                                         2,200                 53,460
                                                                               111,440
BUILDING PRODUCTS-DOORS & WINDOWS (0.11%)
 Apogee Enterprises                                       5,500                 49,231
BUILDING PRODUCTS-LIGHT FIXTURES (0.39%)
 Genlyte Group /1/                                        5,500                171,380
BUILDING PRODUCTS-WOOD (0.50%)
 Universal Forest Products                               10,500                223,871
BUILDING-RESIDENTIAL & COMMERCIAL (0.95%)
 Beazer Homes /1/                                           300                 18,180
 MDC Holdings                                             5,820                222,673
 Standard-Pacific                                         7,300                180,675
                                                                               421,528
BUSINESS TO BUSINESS-E COMMERCE (0.15%)
 Agile Software /1/                                       2,600                 20,124
 Ariba /1/                                               19,200                 47,616
                                                                                67,740
CABLE TV (0.28%)
 Insight Communications /1/                               3,300                 40,854
 Lodgenet Entertainment /1/                               7,700                 82,236
                                                                               123,090
CASINO HOTELS (0.83%)
 Ameristar Casinos /1/                                    1,600                 22,560
 Aztar /1/                                               13,100                187,068
 Boyd Gaming /1/                                         11,400                160,170
                                                                               369,798
CASINO SERVICES (0.20%)
 Alliance Gaming /1/                                      5,100                 86,853
CELLULAR TELECOMMUNICATIONS (0.18%)
 Crown Castle International /1/                          21,000                 78,750
CHEMICALS-DIVERSIFIED (0.63%)
 Georgia Gulf                                             6,500                150,410
 Octel                                                    3,400                 53,720
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
                                                                           $
 Solutia                                                 21,100                 76,593
                                                                               280,723
CHEMICALS-FIBERS (0.04%)
 Wellman                                                  1,300                 17,537
CHEMICALS-PLASTICS (0.10%)
 PolyOne                                                 11,700                 45,864
CHEMICALS-SPECIALTY (1.68%)
 Crompton                                                10,500                 62,475
 Cytec Industries /1/                                     2,900                 79,112
 H.B. Fuller                                              3,300                 85,404
 International Specialty Products /1/                    15,700                160,297
 Millennium Chemicals                                    12,800                121,856
 Minerals Technologies                                    1,100                 47,465
 NL Industries                                            9,400                159,800
 Omnova Solutions /1/                                     7,400                 29,822
                                                                               746,231
CIRCUIT BOARDS (0.36%)
 Benchmark Electronics /1/                                5,200                149,032
 Park Electrochemical                                       500                  9,600
                                                                               158,632
CLOSED-END FUNDS (0.15%)
 Gladstone Capital                                        4,000                 65,880
COLLECTIBLES (0.05%)
 Department 56 /1/                                        1,700                 21,930
COMMERCIAL BANKS (8.68%)
 1st Source                                                 500                  8,375
 Alabama National Bancorp.                                  600                 26,100
 Allegiant Bancorp                                       12,000                218,748
 Amcore Financial                                         4,700                101,990
 Arrow Financial                                          1,155                 35,539
 Banc                                                     2,100                 16,296
 Bank of the Ozarks                                       1,000                 23,440
 Banner                                                  12,100                228,206
 BSB Bancorp.                                             2,700                 56,619
 Capitol Bancorp.                                         2,500                 58,000
 Chemical Financial                                       3,400                109,310
 Colonial Bancgroup                                       9,400                112,142
 Columbia Banking Systems /1/                             1,555                 19,609
 Community Bank System                                    7,100                222,585
 Community Trust Bancorp                                  1,750                 43,995
 CPB                                                      2,600                 71,370
 Cullen/Frost Bankers                                     5,100                166,770
 Financial Institutions                                     300                  8,808
 First Citizens BancShares                                  300                 28,980
 First State Bancorp.                                     1,000                 24,800
 Gold Banc                                               17,400                172,625
 Great Southern Bancorp                                   2,800                102,900
 IBERIABANK                                               6,300                253,008
 Independent Bank                                         3,100                 70,680
 Irwin Financial                                         14,000                231,000
 Local Financial /1/                                      7,700                112,805
 Mid-State Bancshares                                     4,800                 78,826
 Old Second Bancorp                                         266                  9,842
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                           $
 Peoples Holding                                            500                 20,375
 Provident Bankshares                                     7,600                175,644
 Provident Financial Group                               13,900                361,817
 R & G Financial                                          1,200                 27,900
 Republic Bancorp.                                       13,651                160,672
 Royal Bancshares of Pennsylvania                         1,100                 23,540
 Second Bancorp.                                            600                 15,900
 Silicon Valley Bancshares /1/                            2,400                 43,800
 Summit Bancshares                                        1,900                 37,050
 W Holding                                               12,000                196,920
 West Coast Bancorp                                      12,100                183,315
                                                                             3,860,301
COMMERCIAL SERVICES (0.24%)
 Arbitron /1/                                             1,200                 40,200
 Central Parking                                          1,000                 18,860
 Memberworks /1/                                          1,300                 23,374
 ProxyMed /1/                                             2,300                 24,012
                                                                               106,446
COMMUNICATIONS SOFTWARE (0.02%)
 Seachange International /1/                              1,200                  7,380
COMPUTER DATA SECURITY (0.09%)
 Rainbow Technologies /1/                                 3,700                 26,529
 SCM Microsystems /1/                                     3,500                 14,875
                                                                                41,404
COMPUTER SERVICES (0.66%)
 CACI International /1/                                   3,300                117,612
 Compucom Systems /1/                                    20,200                113,322
 iGate Capital /1/                                        6,300                 16,506
 Tier Technologies /1/                                    3,000                 48,000
                                                                               295,440
COMPUTERS (0.05%)
 Palm                                                     1,290                 20,253
COMPUTERS-INTEGRATED SYSTEMS (0.27%)
 MTS Systems                                              7,600                 76,152
 Radisys /1/                                                800                  6,384
 Silicon Graphics /1/                                    31,800                 35,934
                                                                               118,470
COMPUTERS-MEMORY DEVICES (1.42%)
 Hutchison Technology /1/                                 5,300                109,710
 Iomega /1/                                              14,100                110,685
 Maxtor /1/                                              17,300                 87,538
 Quantum /1/                                             14,600                 38,982
 Read-Rite /1/                                           22,900                  8,015
 Sandisk /1/                                              5,600                113,680
 Western Digital /1/                                     25,300                161,667
                                                                               630,277
COMPUTERS-PERIPHERAL EQUIPMENT (0.43%)
 Electronics for Imaging /1/                             11,400                185,375
 InFocus /1/                                              1,300                  8,008
                                                                               193,383
CONSULTING SERVICES (0.27%)
 Gartner /1/                                             10,800                 99,360
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSULTING SERVICES (CONTINUED)
                                                                           $
 Right Management Consultants /1/                         1,650                 21,863
                                                                               121,223
CONSUMER PRODUCTS-MISCELLANEOUS (0.07%)
 Blyth                                                    1,100                 29,436
CONTAINERS-METAL & GLASS (1.32%)
 Crown Cork & Seal /1/                                   44,900                356,955
 Greif Brothers                                             500                 11,900
 Silgan Holdings /1/                                      8,800                217,184
                                                                               586,039
COSMETICS & TOILETRIES (0.47%)
 Alberto-Culver                                           4,300                208,937
DATA PROCESSING & MANAGEMENT (0.25%)
 American Management Systems /1/                          3,700                 44,363
 Ascential Software /1/                                  17,600                 42,240
 Information Resources /1/                                6,500                 10,400
 infoUSA /1/                                              3,000                 14,910
                                                                               111,913
DECISION SUPPORT SOFTWARE (0.07%)
 NetIQ /1/                                                2,600                 32,110
DIRECT MARKETING (0.03%)
 Sitel                                                    9,800                 11,760
DISTRIBUTION-WHOLESALE (1.16%)
 Advanced Marketing Services                              3,200                 47,040
 Aviall /1/                                               7,300                 58,765
 Bell Microproducts /1/                                   1,300                  7,202
 Building Material Holding /1/                            2,100                 30,030
 Handleman /1/                                            2,800                 32,200
 Hughes Supply                                            7,500                204,900
 United Stationers /1/                                    3,800                109,444
 Watsco                                                   1,700                 27,846
                                                                               517,427
DIVERSIFIED MANUFACTURING OPERATIONS (2.27%)
 A.O. Smith                                              11,400                307,914
 Actuant /1/                                              1,200                 55,740
 Acuity Brands                                            9,800                132,692
 Ameron International                                     3,700                204,055
 Barnes Group                                             6,400                130,240
 Carlisle                                                 1,500                 62,070
 ESCO Technologies /1/                                    1,500                 55,500
 Griffon /1/                                              1,610                 21,928
 Lydall                                                   2,300                 26,105
 U.S. Industries /1/                                      5,000                 13,150
                                                                             1,009,394
DIVERSIFIED MINERALS (0.05%)
 Amcol International                                      4,100                 23,780
DIVERSIFIED OPERATIONS (0.16%)
 Walter Industries                                        6,600                 71,478
E-COMMERCE-PRODUCTS (0.01%)
 Stamps.com /1/                                             600                  2,802
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE-SERVICES (0.12%)
                                                                           $
 Pegasus Solutions /1/                                    5,300                 53,159
E-MARKETING-INFORMATION (0.04%)
 Avenue A                                                 5,700                 16,530
ELECTRIC-INTEGRATED (3.11%)
 Avista                                                   5,500                 63,580
 CH Energy Group                                          2,600                121,238
 DQE                                                      3,000                 45,720
 El Paso Electric /1/                                     7,000                 77,000
 Northwestern                                             6,800                 34,544
 PNM Resources                                           10,000                238,200
 Sierra Pacific Resources                                79,700                518,050
 UIL Holdings                                               400                 13,948
 Unisource Energy                                        15,800                273,182
                                                                             1,385,462
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.32%)
 DSP Group /1/                                            3,300                 52,206
 Methode Electronics                                      5,500                 60,335
 Stoneridge /1/                                           2,500                 29,750
                                                                               142,291
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.99%)
 Actel /1/                                                1,500                 24,330
 Agere Systems /1/                                       19,800                 28,512
 Cree /1/                                                 4,500                 73,575
 ESS Technology /1/                                       4,964                 31,224
 Lattice Semiconductor /1/                               16,000                140,320
 MEMC Electronics Materials /1/                           2,400                 18,168
 Pioneer Standard Electronics                             8,900                 81,702
 Zoran /1/                                                2,950                 41,506
                                                                               439,337
ELECTRONIC MEASUREMENT INSTRUMENTS (0.03%)
 Analogic                                                   300                 15,086
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.40%)
 EMCOR Group /1/                                          2,500                132,525
 URS /1/                                                  3,200                 45,536
                                                                               178,061
ENGINES-INTERNAL COMBUSTION (0.10%)
 Briggs & Stratton                                        1,100                 46,717
ENTERPRISE SOFTWARE & SERVICE (0.71%)
 Hyperion Solutions /1/                                     300                  7,701
 JDA Software Group /1/                                   1,200                 11,592
 Mantech International /1/                                5,000                 95,350
 Manugistics Group /1/                                    5,300                 12,720
 Novell /1/                                              56,000                187,040
                                                                               314,403
ENVIRONMENTAL CONSULTING & ENGINEERING (0.15%)
 Tetra Tech /1/                                           5,600                 68,320
ENVIRONMENTAL MONITORING & DETECTION (0.04%)
 Mine Safety Appliances                                     600                 19,350
FILTRATION & SEPARATION PRODUCTS (0.10%)
 Osmonics                                                 2,500                 42,350
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-AUTO LOANS (0.03%)
                                                                           $
 AmeriCredit /1/                                          1,900                 14,706
FINANCE-LEASING COMPANY (0.05%)
 DVI                                                      2,800                 21,140
FINANCE-MORTGAGE LOAN/BANKER (0.56%)
 American Home Mortgage Holdings                          9,300                102,300
 New Century Financial                                    5,700                144,723
                                                                               247,023
FINANCIAL GUARANTEE INSURANCE (0.32%)
 Triad Guaranty /1/                                       3,900                143,754
FIREARMS & AMMUNITION (0.25%)
 Sturm Ruger                                             11,600                111,012
FOOD-BAKING (0.23%)
 Interstate Bakeries                                      6,700                102,175
FOOD-CANNED (0.08%)
 Del Monte Foods /1/                                      4,500                 34,650
FOOD-MISCELLANEOUS/DIVERSIFIED (0.65%)
 Corn Products International                                400                 12,052
 J & J Snack Foods /1/                                    4,600                164,266
 Ralcorp Holdings /1/                                     3,500                 87,990
 Riviana Foods                                              200                  5,404
 Sensient Technologies                                      800                 17,976
                                                                               287,688
FOOTWEAR & RELATED APPAREL (0.39%)
 Steven Madden /1/                                        9,500                171,665
FUNERAL SERVICE & RELATED ITEMS (0.52%)
 Service Corp. International /1/                         46,600                154,712
 Stewart Enterprises /1/                                 13,900                 77,437
                                                                               232,149
GARDEN PRODUCTS (0.30%)
 Toro                                                     2,100                134,190
GAS-DISTRIBUTION (3.59%)
 AGL Resources                                            7,100                172,530
 Atmos Energy                                             3,100                 72,292
 Energen                                                  4,600                133,860
 Northwest Natural                                        4,300                116,358
 ONEOK                                                   16,000                307,200
 Southwest Gas                                            5,500                128,975
 Southwestern Energy /1/                                 25,400                290,830
 UGI                                                      5,500                205,645
 WGL Holdings                                             7,000                167,440
                                                                             1,595,130
HOME FURNISHINGS (0.38%)
 Furniture Brands International /1/                       2,700                 64,395
 Kimball International                                    7,500                106,875
                                                                               171,270
HOSPITAL BEDS & EQUIPMENT (0.05%)
 Invacare                                                   700                 23,310
HOTELS & MOTELS (0.27%)
 LaSalle Hotel Properties                                 8,500                119,000
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOUSEWARES (0.04%)
                                                                           $
 Libbey                                                     700                 18,200
HUMAN RESOURCES (0.51%)
 Spherion /1/                                            34,000                227,800
IDENTIFICATION SYSTEM-DEVELOPMENT (0.10%)
 Checkpoint Systems /1/                                   3,900                 40,326
 Paxar /1/                                                  300                  4,425
                                                                                44,751
INDUSTRIAL AUTOMATION & ROBOTS (0.26%)
 Brooks-PRI Automation /1/                                2,300                 26,358
 UNOVA /1/                                               14,600                 87,600
                                                                               113,958
INSTRUMENTS-CONTROLS (0.39%)
 Watts Industries                                         3,700                 58,238
 Woodward Governor                                        2,600                113,100
                                                                               171,338
INTERNET APPLICATION SOFTWARE (0.09%)
 Netegrity /1/                                            1,400                  4,554
 Raindance Communications /1/                             6,000                 19,380
 Vignette /1/                                            13,900                 17,056
                                                                                40,990
INTERNET BROKERS (0.13%)
 Ameritrade Holding                                       9,900                 56,034
INTERNET CONNECTIVE SERVICES (0.06%)
 PC-Tel /1/                                               4,100                 27,798
INTERNET CONTENT-ENTERTAINMENT (0.11%)
 Alloy /1/                                                4,500                 49,275
INTERNET CONTENT-INFORMATION/NEWS (0.16%)
 CNET Networks /1/                                        9,400                 25,474
 Harris Interactive                                       5,200                 15,340
 ProQuest /1/                                             1,500                 29,400
                                                                                70,214
INTERNET FINANCIAL SERVICES (0.86%)
 eSpeed /1/                                               3,700                 62,682
 IndyMac Bancorp /1/                                     12,100                223,729
 Net.B@nk /1/                                            10,000                 96,800
                                                                               383,211
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 AsiaInfo Holdings /1/                                      600                  3,804
INTERNET SECURITY (0.13%)
 Internet Security Systems /1/                              900                 16,497
 SonicWall /1/                                           11,300                 41,019
                                                                                57,516
INTERNET TELEPHONY (0.05%)
 ITXC /1/                                                10,200                 23,664
INVESTMENT COMPANIES (0.59%)
 American Capital Strategies                             12,200                263,398
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.26%)
 Affiliated Managers Group /1/                            2,300                115,690
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LASERS-SYSTEMS & COMPONENTS (0.27%)
                                                                           $
 Coherent /1/                                             5,100                101,745
 Electro Scientific Industries /1/                          900                 18,000
                                                                               119,745
LEISURE & RECREATION PRODUCTS (0.15%)
 K2 /1/                                                   7,000                 65,800
LIFE & HEALTH INSURANCE (1.05%)
 Delphi Financial Group                                   6,300                239,148
 FBL Financial Group                                        500                  9,735
 Nationwide Financial Services                              200                  5,730
 UICI /1/                                                13,700                213,035
                                                                               467,648
LINEN SUPPLY & RELATED ITEMS (0.41%)
 Angelica                                                 5,800                119,770
 Unifirst                                                 3,200                 64,640
                                                                               184,410
MACHINERY TOOLS & RELATED PRODUCTS (0.33%)
 Milacron                                                 6,000                 35,700
 Regal Beloit                                             5,300                109,710
                                                                               145,410
MACHINERY-CONSTRUCTION & MINING (0.46%)
 Joy Global /1/                                           9,400                105,844
 Terex /1/                                                8,700                 96,918
                                                                               202,762
MACHINERY-GENERAL INDUSTRY (1.12%)
 Albany International                                     6,000                123,960
 Applied Industrial Technologies                         11,300                213,570
 Gardner Denver /1/                                       2,800                 56,840
 Manitowoc                                                  900                 22,950
 Sauer-Danfoss                                            4,600                 36,340
 Tecumseh Products                                        1,000                 44,130
                                                                               497,790
MACHINERY-MATERIAL HANDLING (0.40%)
 Cascade /1/                                              2,700                 43,065
 Nacco Industries                                         3,100                135,687
                                                                               178,752
MACHINERY-PRINT TRADE (0.73%)
 Imation /1/                                              9,200                322,736
MACHINERY-PUMPS (0.03%)
 Thomas Industries                                          500                 13,030
MEDICAL IMAGING SYSTEMS (0.11%)
 CTI Molecular Imaging /1/                                1,900                 46,854
MEDICAL INFORMATION SYSTEM (0.26%)
 Per-Se Technologies /1/                                 13,100                117,494
MEDICAL INSTRUMENTS (0.53%)
 Conceptus /1/                                           10,700                128,186
 Conmed /1/                                               5,600                109,704
                                                                               237,890
MEDICAL LABORATORY & TESTING SERVICE (0.15%)
 Covance /1/                                              2,800                 68,852
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.31%)
                                                                           $
 Cooper                                                   4,500                112,590
 PSS World Medical /1/                                    3,400                 23,256
                                                                               135,846
MEDICAL-BIOMEDICAL/GENE (0.61%)
 Alexion Pharmaceuticals /1/                              1,200                 16,944
 Bio-Rad Laboratories /1/                                   600                 23,220
 Bio-Technology General /1/                               4,900                 15,685
 Celera Genomics Group /1/                                2,700                 25,785
 Cell Genesys /1/                                         4,600                 51,294
 Inhale Therapeutic Systems /1/                           7,100                 57,368
 Protein Design Labs /1/                                  4,800                 40,800
 Telik /1/                                                3,500                 40,810
                                                                               271,906
MEDICAL-DRUGS (0.51%)
 Adolor /1/                                               9,500                130,340
 First Horizon Pharmaceutical /1/                         3,594                 26,876
 OSI Pharmaceuticals /1/                                  4,200                 68,880
                                                                               226,096
MEDICAL-HMO (0.30%)
 Pacificare Health Systems /1/                            4,300                120,830
 Sierra Health Services /1/                                 900                 10,809
                                                                               131,639
MEDICAL-NURSING HOMES (0.03%)
 Beverly Enterprises /1/                                  5,000                 14,250
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.36%)
 Apria Healthcare Group /1/                               5,900                131,216
 Prime Medical Services /1/                               3,300                 28,611
                                                                               159,827
METAL PROCESSORS & FABRICATION (1.17%)
 Mueller Industries /1/                                   5,900                160,775
 Quanex                                                   5,200                174,200
 Timken                                                   5,900                112,690
 Worthington Industries                                   4,900                 74,676
                                                                               522,341
METAL-COPPER (0.30%)
 Southern Peru Copper                                     9,400                135,360
MISCELLANEOUS INVESTING (10.74%)
 Anthracite Capital                                      26,000                283,400
 Apex Mortgage Capital                                    3,400                 22,236
 Bedford Property Investors                               8,900                228,641
 Boykin Lodging                                           6,100                 56,913
 Centerpoint Properties                                   2,000                114,300
 Chelsea Property Group                                   7,700                256,487
 Cousins Properties                                       3,300                 81,510
 Developers Diversified Realty                           19,300                424,407
 Entertainment Properties Trust                           8,500                199,920
 Equity Inns                                             20,300                122,206
 FBR Asset Investment                                     2,400                 81,360
 FelCor Lodging Trust                                     2,100                 24,024
 Gables Residential Trust                                 7,500                186,975
 Healthcare Realty Trust                                  3,200                 93,600
 Highwoods Properties                                     8,900                196,690
 HRPT Properties Trust                                   21,700                178,808
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                           $
 Impac Mortgage Holdings                                 11,700                134,550
 Innkeepers USA Trust                                    15,100                115,666
 La Quinta                                               14,000                 61,600
 LTC Properties                                           9,400                 63,168
 Macerich                                                 2,800                 86,100
 Mills                                                    1,500                 44,010
 National Health Investors                                2,900                 46,632
 Parkway Properties                                       3,400                119,272
 Pennsylvania Real Estate Invest Trust                    8,300                215,800
 Prentiss Properties Trust                                7,400                209,272
 Redwood Trust                                            1,500                 41,550
 RFS Hotel Investors                                      4,300                 46,698
 Saul Centers                                               900                 21,420
 Senior Housing Properties Trust                         13,800                146,418
 SL Green Realty                                          2,800                 88,480
 Summit Properties                                        3,300                 58,740
 Taubman Centers                                          4,300                 69,789
 Thornburg Mortgage                                       3,500                 70,350
 United Dominion Realty Trust                            25,700                420,452
 Ventas                                                  10,900                124,805
 Winston Hotels                                           5,300                 41,340
                                                                             4,777,589
MULTI-LEVEL DIRECT SELLING (0.11%)
 Nu Skin Enterprises                                      4,100                 49,077
MULTI-LINE INSURANCE (0.08%)
 United Fire & Casualty                                   1,000                 33,450
MUSIC (0.24%)
 Steinway Musical Instruments /1/                         6,700                109,009
NETWORKING PRODUCTS (0.30%)
 Anixter International /1/                                4,100                 95,325
 Black Box /1/                                              500                 22,400
 SafeNet /1/                                                700                 17,745
                                                                               135,470
NON-FERROUS METALS (0.07%)
 RTI International Metals /1/                             3,100                 31,310
NON-HOTEL GAMBLING (0.22%)
 Argosy Gaming /1/                                        4,600                 87,078
 Isle of Capri Casinos /1/                                  900                 11,916
                                                                                98,994
OFFICE AUTOMATION & EQUIPMENT (0.26%)
 Global Imaging Systems /1/                                 600                 11,028
 Ikon Office Solutions                                    2,300                 16,445
 Imagistics International /1/                             4,500                 90,000
                                                                               117,473
OFFICE FURNISHINGS-ORIGINAL (0.02%)
 Compx International                                        800                  6,696
OFFICE SUPPLIES & FORMS (0.73%)
 John H. Harland                                          9,100                201,383
 Standard Register                                          300                  5,400
 Wallace Computer Services                                5,500                118,305
                                                                               325,088
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS (0.14%)
                                                                           $
 Spinnaker Exploration /1/                                2,800                 61,740
OIL COMPANY-EXPLORATION & PRODUCTION (1.97%)
 3TEC Energy /1/                                          2,400                 34,056
 Callon Petroleum /1/                                       500                  1,675
 Denbury Resources /1/                                   13,500                152,550
 Houston Exploration /1/                                  3,800                116,280
 Nuevo Energy /1/                                         3,000                 33,300
 Penn Virginia                                            1,200                 43,620
 Range Resources /1/                                     18,300                 98,820
 Stone Energy /1/                                         4,800                160,128
 Vintage Petroleum                                       10,600                111,830
 Westport Resources /1/                                   5,900                122,720
                                                                               874,979
OIL FIELD MACHINERY & EQUIPMENT (0.27%)
 Lufkin Industries                                        5,200                121,940
OIL REFINING & MARKETING (0.19%)
 Tesoro Petroleum /1/                                     4,400                 19,888
 WD-40                                                    2,400                 63,408
                                                                                83,296
OIL-FIELD SERVICES (0.68%)
 Core Laboratories /1/                                    3,700                 41,995
 Oceaneering International /1/                            2,500                 61,850
 Oil States International /1/                             5,000                 64,500
 Seacor Smit /1/                                          3,000                133,500
                                                                               301,845
OPTICAL SUPPLIES (0.22%)
 Ocular Sciences /1/                                      1,000                 15,520
 Sola International /1/                                   6,400                 83,200
                                                                                98,720
PAPER & RELATED PRODUCTS (0.70%)
 Chesapeake                                               1,000                 17,850
 Louisiana-Pacific                                       17,800                143,468
 Rock-Tenn                                                3,100                 41,788
 Schweitzer-Mauduit International                         4,500                110,250
                                                                               313,356
PHYSICIAN PRACTICE MANAGEMENT (0.44%)
 Pediatrix Medical Group /1/                              2,100                 84,126
 US Oncology /1/                                         13,100                113,577
                                                                               197,703
POULTRY (0.12%)
 Pilgrims Pride                                           6,500                 53,300
PRINTING-COMMERCIAL (0.25%)
 Banta                                                    1,000                 31,270
 Bowne                                                    4,100                 48,995
 Consolidated Graphics /1/                                1,300                 28,925
                                                                               109,190
PRIVATE CORRECTIONS (0.05%)
 Cornell                                                  2,700                 24,300
PROPERTY & CASUALTY INSURANCE (2.10%)
 Argonaut Group                                           3,500                 51,625
 Baldwin & Lyons                                            700                 16,485
 Commerce Group                                             800                 30,000
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                           $
 Fremont General                                          9,800                 44,002
 LandAmerica Financial Group                              5,500                194,975
 Ohio Casualty /1/                                        3,500                 45,325
 PMA Capital                                              8,100                116,073
 RLI                                                      1,700                 47,430
 Stewart Information Services /1/                         9,200                196,788
 W.R. Berkley                                             4,800                190,128
                                                                               932,831
PUBLISHING-NEWSPAPERS (0.48%)
 Journal Register /1/                                     7,200                128,016
 Lee Enterprises                                            800                 26,816
 Pulitzer                                                 1,300                 58,435
                                                                               213,267
REAL ESTATE MANAGEMENT & SERVICES (0.31%)
 Jones Lang LaSalle /1/                                   4,000                 61,520
 LNR Property                                             2,200                 77,880
                                                                               139,400
RECREATIONAL CENTERS (0.10%)
 Bally Total Fitness Holding /1/                          6,200                 43,958
RECREATIONAL VEHICLES (0.12%)
 Arctic Cat                                               3,300                 52,800
REINSURANCE (0.21%)
 RenaissanceRe Holdings                                   2,400                 95,040
REITS-WHOLE LOANS (0.69%)
 Novastar Financial                                       2,400                 74,472
 RAIT Investment Trust                                   10,700                231,120
                                                                               305,592
RENTAL-AUTO & EQUIPMENT (0.32%)
 Aaron Rents                                              1,000                 21,870
 Dollar Thrifty Automotive Group /1/                      5,800                122,670
                                                                               144,540
RESEARCH & DEVELOPMENT (0.02%)
 Parexel International /1/                                  700                  7,693
RETAIL-APPAREL & SHOE (1.18%)
 Aeropostale /1/                                          7,300                 77,161
 AnnTaylor Stores /1/                                     4,300                 87,806
 Brown Shoe                                               3,600                 85,788
 Burlington Coat Factory Warehouse                        3,900                 70,005
 Charlotte Russe Holding /1/                              1,000                 10,610
 Charming Shoppes /1/                                    20,800                 86,944
 Claire's Stores                                          1,300                 28,691
 Dress Barn /1/                                           4,700                 62,510
 Genesco /1/                                                800                 14,904
                                                                               524,419
RETAIL-AUTO PARTS (0.24%)
 PEP Boys-Manny, Moe & Jack                               9,200                106,720
RETAIL-AUTOMOBILE (0.05%)
 Lithia Motors /1/                                        1,500                 23,535
RETAIL-CONVENIENCE STORE (0.31%)
 7-Eleven /1/                                             6,000                 45,000
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONVENIENCE STORE (CONTINUED)
                                                                           $
 Casey's General Stores                                   7,600                 92,796
                                                                               137,796
RETAIL-DISCOUNT (0.20%)
 ShopKo Stores                                            7,000                 87,150
RETAIL-FABRIC STORE (0.19%)
 Jo-Ann Stores /1/                                        3,700                 84,989
RETAIL-HYPERMARKETS (0.05%)
 Smart & Final /1/                                        4,100                 21,320
RETAIL-JEWELRY (0.06%)
 Friedman's                                               3,000                 26,040
RETAIL-OFFICE SUPPLIES (0.17%)
 OfficeMax                                               15,300                 76,500
RETAIL-PETROLEUM PRODUCTS (0.05%)
 World Fuel Services                                      1,100                 22,550
RETAIL-RESTAURANTS (1.75%)
 Bob Evans Farms                                            100                  2,335
 Landry's Seafood Restaurant                             10,700                227,268
 Lone Star Steakhouse & Saloon                           17,500                338,450
 Papa John's International /1/                            2,200                 61,336
 Ryan's Family Steak Houses /1/                          13,250                150,387
                                                                               779,776
RETAIL-SPORTING GOODS (0.08%)
 Sports Authority /1/                                     5,100                 35,700
RETAIL-VIDEO RENTAL (0.23%)
 Hollywood Entertainment /1/                              5,600                 84,560
 Movie Gallery /1/                                        1,400                 18,200
                                                                               102,760
RETAIL-VISION SERVICE CENTER (0.08%)
 Cole National /1/                                        3,200                 36,480
RETIREMENT & AGED CARE (0.25%)
 Genesis Health Ventures /1/                              7,100                109,695
SAVINGS & LOANS-THRIFTS (2.30%)
 BankAtlantic Bancorp                                     8,300                 78,435
 Dime Community Bancshares                                3,350                 64,153
 First Essex Bancorp.                                       400                 13,360
 First Federal Capital                                    3,500                 67,581
 Firstfed America Bancorp.                                1,100                 27,335
 Firstfed Financial                                       1,300                 37,635
 Flagstar Bancorp.                                        9,750                210,600
 Hawthorne Financial /1/                                  1,000                 28,540
 Hudson River Bancorp.                                    5,900                146,025
 Itla Capital                                               600                 19,938
 St Francis Capital                                       3,300                 77,286
 Sterling Financial /1/                                   4,800                 90,336
 Superior Financial /1/                                     600                 11,023
 Troy Financial                                           1,150                 31,027
 WSFS Financial                                           3,600                118,692
                                                                             1,021,966
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEISMIC DATA COLLECTION (0.09%)
                                                                           $
 Veritas DGC /1/                                          5,100                 40,290
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.44%)
 Anadigics /1/                                            7,200                 18,576
 Cirrus Logic /1/                                         8,200                 23,616
 Cypress Semiconductor /1/                                2,700                 15,444
 Exar /1/                                                 1,900                 23,560
 Globespan Virata /1/                                     8,900                 39,249
 Standard Microsystems /1/                                1,500                 29,205
 Triquint Semiconductor /1/                               3,800                 16,112
 Vitesse Semiconductor /1/                               14,700                 32,120
                                                                               197,882
SEMICONDUCTOR EQUIPMENT (0.24%)
 ADE                                                      1,600                  9,552
 Asyst Technologies /1/                                     300                  2,205
 Dupont Photomasks /1/                                    1,300                 30,225
 FSI International /1/                                    4,700                 21,150
 Photronics /1/                                           3,200                 43,840
                                                                               106,972
SEMICONDUCTORS (0.01%)
 Microtune /1/                                              900                  2,817
SOFTWARE TOOLS (0.09%)
 Borland Software                                         3,300                 40,590
STEEL PIPE & TUBE (0.64%)
 Valmont Industries                                      14,600                283,240
STEEL-PRODUCERS (0.85%)
 Reliance Steel & Aluminum                                5,900                122,956
 Ryerson Tull                                             2,900                 17,690
 Steel Dynamics /1/                                      12,200                146,766
 United States Steel                                      7,000                 91,840
                                                                               379,252
TELECOMMUNICATION EQUIPMENT (0.26%)
 Andrew /1/                                               3,900                 40,092
 Arris Group /1/                                          9,300                 33,201
 Commscope /1/                                            3,800                 30,020
 North Pittsburgh Systems                                   800                 10,905
                                                                               114,218
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.18%)
 Avanex /1/                                              12,300                 12,890
 C-COR.net /1/                                            1,600                  5,312
 Finisar /1/                                             12,000                 11,400
 New Focus /1/                                            7,700                 29,568
 Sycamore Networks /1/                                    6,900                 19,941
                                                                                79,111
TELECOMMUNICATION SERVICES (0.42%)
 Commonwealth Telephone Enterprises                       1,700                 60,928
 PTEK Holdings                                           23,000                101,200
 Time Warner Telecom /1/                                 10,900                 22,999
                                                                               185,127
TELEPHONE-INTEGRATED (0.40%)
 Broadwing                                               26,000                 91,520
 CT Communications                                          500                  5,650
 General Communication /1/                                6,600                 44,286
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                           $
 Talk America Holdings                                    6,500                 36,400
                                                                               177,856
TELEVISION (0.12%)
 Sinclair Broadcast Group /1/                             4,700                 54,661
THEATERS (0.08%)
 AMC Entertainment                                        3,900                 34,515
THERAPEUTICS (1.62%)
 Abgenix /1/                                              3,300                 24,321
 Amylin Pharmaceuticals /1/                               2,300                 37,122
 Atherogenics /1/                                        24,800                183,768
 Corixa /1/                                               5,200                 33,228
 CV Therapeutics /1/                                      3,700                 67,414
 ImClone Systems /1/                                      3,400                 36,111
 Medicines /1/                                            3,200                 51,264
 Neurocrine Biosciences /1/                               2,000                 91,320
 Sangstat Medical /1/                                     1,100                 12,430
 Scios /1/                                                4,000                130,320
 Tanox                                                    2,400                 21,720
 Trimeris /1/                                               700                 30,163
                                                                               719,181
TOBACCO (1.13%)
 DIMON                                                    6,800                 40,800
 Standard Commercial                                      3,800                 68,780
 Universal                                               10,600                391,776
                                                                               501,356
TRANSPORT-AIR FREIGHT (0.10%)
 Airborne                                                 3,100                 45,973
TRANSPORT-EQUIPMENT & LEASING (0.14%)
 Gatx                                                       700                 15,974
 Interpool                                                2,900                 46,574
                                                                                62,548
TRANSPORT-MARINE (0.42%)
 Alexander & Baldwin                                      7,300                188,267
TRANSPORT-RAIL (0.40%)
 Genesee & Wyoming /1/                                    5,500                111,925
 Railamerica /1/                                          9,400                 67,398
                                                                               179,323
TRANSPORT-SERVICES (0.17%)
 Offshore Logistics /1/                                   3,500                 76,720
TRANSPORT-TRUCK (1.89%)
 Covenant Transport /1/                                   3,200                 60,672
 JB Hunt Transport Services /1/                           8,800                257,840
 Landstar System /1/                                        800                 46,688
 Roadway Express                                          4,100                150,921
 SCS Transportation /1/                                   6,950                 68,874
 USFreightways                                              700                 20,125
 Werner Enterprises                                       4,366                 94,000
 Yellow                                                   5,700                143,589
                                                                               842,709
TRAVEL SERVICES (0.15%)
 Navigant International /1/                               5,300                 65,349
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING (0.03%)
                                                                           $
 Amerco /1/                                               3,000                 13,260
WATER (0.20%)
 American States Water                                    1,700                 39,355
 California Water Service Group                           1,700                 40,205
 SJW                                                        100                  7,805
                                                                                87,365
WEB PORTALS (0.29%)
 Earthlink /1/                                           12,000                 65,400
 United Online /1/                                        4,100                 65,358
                                                                               130,758
WIRE & CABLE PRODUCTS (0.05%)
 General Cable                                            6,000                 22,800
WIRELESS EQUIPMENT (0.33%)
 Allen Telecom /1/                                        8,200                 77,654
 American Tower /1/                                      10,800                 38,124
 Stratex Networks /1/                                    13,800                 30,498
                                                                               146,276
                                           TOTAL COMMON STOCKS              43,413,359

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
TREASURY BONDS (0.34%)
 U.S. Treasury /2/
                                                     $                     $
  2.75%; 10/31/03                                       150,000                151,886
                                          TOTAL TREASURY BONDS                 151,886
                                                                           -----------

                          TOTAL PORTFOLIO INVESTMENTS (97.94%)              43,565,245
CASH AND RECEIVABLES, NET OF LIABILITIES (2.06%)                               651,547
                                    TOTAL NET ASSETS (100.00%)             $44,216,792
                                                                           -------------




                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
3 Russell 2000    Buy         $589,142      $574,801      $(14,341)
March, 2003
Futures


/1 //Non-income producing security./
/2 //Security or a portion of the security was pledged to cover margin /
  /requirements for futures contracts./

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               UTILITIES ACCOUNT

                               DECEMBER 31, 2002


                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (60.48%)
ELECTRIC-INTEGRATED (42.05%)
                                                                       $
 Allegheny Energy                                    22,300                168,588
 Alliant Energy                                      11,400                188,670
 Ameren                                               4,400                182,908
 American Electric Power                             17,700                483,741
 Consolidated Edison                                  6,684                286,209
 Constellation Energy Group                          28,500                792,870
 Dominion Resources                                  24,301              1,334,125
 DTE Energy                                          15,807                733,445
 Energy East                                         21,300                470,517
 Entergy                                             26,100              1,189,899
 Exelon                                              21,700              1,145,109
 FirstEnergy                                         22,688                748,023
 FPL Group                                           12,300                739,599
 NiSource                                            45,103                902,060
 NiSource /1/                                         6,594                 14,639
 Public Service Enterprise Group                     13,800                442,980
 Southern                                            10,555                299,656
 TECO Energy                                         20,000                309,400
 TXU                                                  6,015                112,360
                                                                        10,544,798
ELECTRIC-TRANSMISSION (2.04%)
 National Grid Group                                 13,925                512,301
GAS-DISTRIBUTION (4.20%)
 New Jersey Resources                                19,500                616,005
 Peoples Energy                                      11,300                436,745
                                                                         1,052,750
TELEPHONE-INTEGRATED (12.19%)
 BellSouth                                           34,550                893,809
 SBC Communications                                  34,650                939,361
 Verizon Communications                              31,594              1,224,267
                                                                         3,057,437
                                       TOTAL COMMON STOCKS              15,167,286

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
PREFERRED STOCKS (18.56%)
CELLULAR TELECOMMUNICATIONS (2.38%)
 US Cellular                                         23,000                598,000
ELECTRIC-DISTRIBUTION (0.74%)
 Yorkshire Capital Trust I                            7,515                186,372
ELECTRIC-INTEGRATED (6.73%)
 Atlantic Capital I                                   2,476                 61,999
 Atlantic Capital Trust II                            2,600                 65,260
 Consolidated Edison                                  3,044                 81,427
 DTE Energy Trust I                                   3,360                 88,200
 Entergy Louisiana                                   14,720                386,400
 OGE Energy Capital Trust I                           6,774                180,527
 Ohio Power                                           1,950                 48,984
 SCE&G Trust I                                       19,500                487,695
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                       $
 SWEPCO Capital I                                    11,382                286,827
                                                                         1,687,319
FINANCE-OTHER SERVICES (3.18%)
 Gulf Power Capital Trust I                           3,392                 85,037
 Montana Power Capital I                             17,530                347,094
 PSO Capital I                                        5,790                146,487
 TransCanada Capital                                  8,710                219,492
                                                                           798,110
GAS-DISTRIBUTION (0.94%)
 AGL Capital Trust II                                 8,915                236,069
MISCELLANEOUS INVESTING (1.53%)
 HRPT Properties Trust                               15,000                383,100
OIL COMPANY-INTEGRATED (0.73%)
 Coastal Finance I                                   13,727                182,569
PIPELINES (1.20%)
 TransCanada PipeLines                               11,743                300,269
TELEPHONE-INTEGRATED (1.13%)
 Telephone & Data Systems                            11,309                282,725
                                    TOTAL PREFERRED STOCKS               4,654,533

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
BONDS (12.82%)
ELECTRIC-INTEGRATED (6.09%)
 Dominion Resources Capital Trust III
                                                 $                     $
  8.40%; 01/15/31                                   525,000                574,193
 Duke Energy
  6.60%; 04/01/22                                   750,000                754,342
 TXU Gas Capital I
  3.16%; 07/01/28                                   300,000                198,563
                                                                         1,527,098
OIL COMPANY-INTEGRATED (2.27%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                                   525,000                568,266
PIPELINES (4.46%)
 KN Capital Trust I
  8.56%; 04/15/27                                 1,100,000              1,119,248
                                               TOTAL BONDS               3,214,612
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (91.86%)              23,036,431
CASH AND RECEIVABLES, NET OF LIABILITIES (8.14%)                         2,042,114
                                TOTAL NET ASSETS (100.00%)             $25,078,545
                                                                       -------------



/1 //Non-income producing security./

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2002        2001          2000       1999       1998
                            ----        ----          ----       ----       ----
ASSET ALLOCATION ACCOUNT
------------------------
Net Asset Value,
 Beginning of Period..    $11.28      $12.02        $13.23     $12.30     $11.94
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.20        0.24          0.35       0.35       0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (1.66)      (0.71)        (0.17)      2.00       0.76
                           -----       -----         -----       ----       ----
 Total From Investment
            Operations     (1.46)      (0.47)         0.18       2.35       1.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --       (0.24)        (0.34)     (0.35)     (0.31)
 Distributions from
  Realized Gains......        --       (0.03)        (1.05)     (1.07)     (0.40)
   ----                                -----         -----      -----      -----
   Total Dividends and
         Distributions        --       (0.27)        (1.39)     (1.42)     (0.71)
   ----                                -----         -----      -----      -----
Net Asset Value, End
 of Period............     $9.82      $11.28        $12.02     $13.23     $12.30
                           =====      ======        ======     ======     ======
Total Return..........    (12.94)%     (3.92)%        1.61%     19.49%      9.18%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $82,409    $101,904       $94,905    $89,711    $84,089
 Ratio of Expenses to
  Average Net Assets..      0.84%       0.85%         0.84%      0.85%      0.89%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.79%       2.23%         2.67%      2.50%      2.51%
 Portfolio Turnover
  Rate................     255.3%      182.4%         67.8%      86.7%     162.7%

                            2002        2001          2000       1999       1998
                            ----        ----          ----       ----       ----
BALANCED ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $13.73      $15.43        $15.41     $16.25     $15.51
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.34       0.40/(b)/      0.45       0.56       0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (2.11)      (1.42)/(b)/   (0.43)     (0.19)      1.33
                           -----       -----         -----      -----       ----
 Total From Investment
            Operations     (1.77)      (1.02)         0.02       0.37       1.82
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.40)      (0.47)           --      (0.57)     (0.49)
 Distributions from
  Realized Gains......        --       (0.21)           --      (0.64)     (0.59)
   ----                                -----                    -----      -----
   Total Dividends and
         Distributions     (0.40)      (0.68)           --      (1.21)     (1.08)
   ----                    -----       -----                    -----      -----
Net Asset Value, End
 of Period............    $11.56      $13.73        $15.43     $15.41     $16.25
                          ======      ======        ======     ======     ======
Total Return..........    (13.18)%     (6.96)%        0.13%      2.40%     11.91%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $110,545    $144,214      $167,595   $209,747   $198,603
 Ratio of Expenses to
  Average Net Assets..      0.61%       0.61%         0.60%      0.58%      0.59%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.62%         --            --         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.52%       2.73%/(b)/    2.74%      3.36%      3.37%
 Portfolio Turnover
  Rate................      87.8%      114.3%         62.6%      21.7%      24.2%



/(a) //Expense ratio without fees paid indirectly./
/(b) //Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this / /change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized / /gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods / /have not been restated to reflect this change in presentation./
/ /
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2002        2001          2000       1999/(B)/
                            ----        ----          ----       ----
BLUE CHIP ACCOUNT
-----------------
Net Asset Value,
 Beginning of Period..     $7.59       $9.22        $10.38      $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.05        0.05          0.05        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (1.93)      (1.63)        (1.16)       0.24
                           -----       -----         -----        ----
 Total From Investment
            Operations     (1.88)      (1.58)        (1.11)       0.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)      (0.05)        (0.05)      (0.09)
                           -----       -----         -----       -----
   Total Dividends and
         Distributions     (0.05)      (0.05)        (0.05)      (0.09)
                           -----       -----         -----       -----
Net Asset Value, End
 of Period............     $5.66       $7.59         $9.22      $10.38
                           =====       =====         =====      ======
Total Return..........    (24.84)%    (17.13)%      (10.69)%      1.15%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,657      $4,732        $5,552      $6,453
 Ratio of Expenses to
  Average Net Assets..      0.83%       0.78%         0.78%       0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.72%       0.64%         0.46%       1.33%/(d)/
 Portfolio Turnover
  Rate................      83.1%       71.4%         88.7%       16.2%/(d)/

                            2002        2001          2000        1999          1998
                            ----        ----          ----        ----          ----
BOND ACCOUNT
------------
Net Asset Value,
 Beginning of Period..    $11.84      $11.78        $10.89      $12.02        $11.78
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.51       0.56/(a)/      0.85        0.81          0.66
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.54       0.35/(a)/      0.04       (1.12)         0.25
                            ----       ----           ----       -----          ----
 Total From Investment
            Operations      1.05        0.91          0.89       (0.31)         0.91
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.57)      (0.85)           --       (0.82)        (0.66)
 Distributions from
  Realized Gains......        --          --            --          --         (0.01)
   ----                                                                        -----
   Total Dividends and
         Distributions     (0.57)      (0.85)           --       (0.82)        (0.67)
   ----                    -----       -----                     -----         -----
Net Asset Value, End
 of Period............    $12.32      $11.84        $11.78      $10.89        $12.02
                          ======      ======        ======      ======        ======
Total Return..........      9.26%       8.12%         8.17%      (2.59)%        7.69%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $232,839    $166,658      $116,216    $125,067      $121,973
 Ratio of Expenses to
  Average Net Assets..      0.49%       0.50%         0.51%       0.50%         0.51%
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.02%       5.73%/(a)/    7.47%       6.78%         6.41%
 Portfolio Turnover
  Rate................      63.3%      146.1%         81.5%       40.1%         26.7%



/(a) //Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this / /change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized / /gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods / /have not been restated to reflect this change in presentation./
/(b) //Period from May 1, 1999, date shares first offered, through December 31,
  1999. Blue Chip Account recognized $.01 net investment income per share / /and incurred an unrealized gain of $.14 per share from April 15, 1999 through April 30, 1999./
/(c)    //Total return amounts have not been annualized./
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2002        2001        2000        1999        1998
                            ----        ----        ----        ----        ----
CAPITAL VALUE ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $27.78      $30.72      $30.74      $37.19      $34.61
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.39        0.34        0.50        0.78        0.71
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (4.18)      (2.80)       0.13       (2.41)       3.94
                           -----       -----        ----       -----        ----
 Total From Investment
            Operations     (3.79)      (2.46)       0.63       (1.63)       4.65
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.39)      (0.34)      (0.50)      (0.80)      (0.71)
 Distributions from
  Realized Gains......        --       (0.14)      (0.15)      (4.02)      (1.36)
   ----                                -----       -----       -----       -----
   Total Dividends and
         Distributions     (0.39)      (0.48)      (0.65)      (4.82)      (2.07)
                           -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............    $23.60      $27.78      $30.72      $30.74      $37.19
                          ======      ======      ======      ======      ======
Total Return..........    (13.66)%     (8.05)%      2.16%      (4.29)%     13.58%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $206,541    $254,484    $283,325    $367,927    $385,724
 Ratio of Expenses to
  Average Net Assets..      0.61%       0.61%       0.60%       0.43%       0.44%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.61%         --          --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.45%       1.20%       1.54%       2.05%       2.07%
 Portfolio Turnover
  Rate................     142.6%       91.7%      141.8%       43.4%       22.0%

                            2002        2001        2000        1999        1998
                            ----        ----        ----        ----        ----
EQUITY GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $16.29      $20.37      $23.89      $18.33      $16.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.03        0.01        0.02       (0.01)       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (4.54)      (2.82)      (2.73)       7.17        2.99
                           -----       -----       -----        ----        ----
 Total From Investment
            Operations     (4.51)      (2.81)      (2.71)       7.16        3.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)      (0.02)         --          --       (0.04)
 Distributions from
  Realized Gains......        --       (1.25)      (0.81)      (1.60)      (0.96)
   ----                                -----       -----       -----       -----
   Total Dividends and
         Distributions     (0.04)      (1.27)      (0.81)      (1.60)      (1.00)
                           -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............    $11.74      $16.29      $20.37      $23.89      $18.33
                          ======      ======      ======      ======      ======
Total Return..........    (27.72)%    (14.86)%    (11.71)%     39.50%      18.95%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $219,044    $334,401    $383,139    $379,062    $224,058
 Ratio of Expenses to
  Average Net Assets..      0.77%       0.75%       0.73%       0.77%       0.78%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.19%       0.06%       0.08%      (0.08)%      0.22%
 Portfolio Turnover
  Rate................     138.8%       88.8%       69.1%       89.6%      155.6%



/(a) //Expense ratio without fees paid indirectly./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2002        2001        2000        1999        1998
                            ----        ----        ----        ----        ----
GOVERNMENT SECURITIES ACCOUNT
-----------------------------
Net Asset Value,
 Beginning of Period..    $11.58      $11.43      $10.26      $11.01      $10.72
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.43        0.51        0.69        0.71        0.60
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.55        0.32        0.48       (0.74)       0.28
                            ----        ----        ----       -----        ----
 Total From Investment
            Operations      0.98        0.83        1.17       (0.03)       0.88
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.52)      (0.68)         --       (0.72)      (0.59)
 Distributions from
  Realized Gains......     (0.04)         --          --          --          --
   ----                    -----
   Total Dividends and
         Distributions     (0.56)      (0.68)         --       (0.72)      (0.59)
   ----                    -----       -----                   -----       -----
Net Asset Value, End
 of Period............    $12.00      $11.58      $11.43      $10.26      $11.01
                          ======      ======      ======      ======      ======
Total Return..........      8.80%       7.61%      11.40%      (0.29)%      8.27%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $342,001    $193,254    $127,038    $137,787    $141,317
 Ratio of Expenses to
  Average Net Assets..      0.47%       0.49%       0.51%       0.50%       0.50%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.87%       5.63%       6.33%       6.16%       6.15%
 Portfolio Turnover
  Rate................      33.8%       45.9%        4.3%       19.7%       11.0%

                            2002        2001        2000        1999        1998
                            ----        ----        ----        ----        ----
GROWTH ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $12.24      $16.43      $23.56      $20.46      $17.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.02          --       (0.02)       0.14        0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (3.58)      (4.19)      (2.29)       3.20        3.45
                           -----       -----       -----        ----        ----
 Total From Investment
            Operations     (3.56)      (4.19)      (2.31)       3.34        3.66
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          --          --       (0.14)      (0.21)
 Distributions from
  Realized Gains......        --          --       (4.82)      (0.10)      (0.20)
   ----                                            -----       -----       -----
   Total Dividends and
         Distributions        --          --       (4.82)      (0.24)      (0.41)
   ----                                            -----       -----       -----
Net Asset Value, End
 of Period............     $8.68      $12.24      $16.43      $23.56      $20.46
                           =====      ======      ======      ======      ======
Total Return..........    (29.07)%    (25.50)%    (10.15)%     16.44%      21.36%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $124,079    $209,879    $294,762    $345,882    $259,828
 Ratio of Expenses to
  Average Net Assets..      0.61%       0.61%       0.60%       0.45%       0.48%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.61%         --          --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.18%       0.02%      (0.13)%      0.67%       1.25%
 Portfolio Turnover
  Rate................      27.3%       39.0%       83.5%       65.7%        9.0%



/(a) //Expense ratio without fees paid indirectly./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2002        2001          2000        1999       1998
                            ----        ----          ----        ----       ----
HIGH YIELD ACCOUNT
------------------
Net Asset Value,
 Beginning of Period..     $5.79       $6.41         $7.44       $8.06      $8.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.73       0.63/(b)/      0.66        0.72       0.80
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.63)      (0.58)/(b)/   (0.99)      (0.58)     (0.85)
                           -----       -----         -----       -----      -----
 Total From Investment
            Operations      0.10        0.05         (0.33)       0.14      (0.05)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.78)      (0.67)        (0.70)      (0.76)     (0.79)
                           -----       -----         -----       -----      -----
   Total Dividends and
         Distributions     (0.78)      (0.67)        (0.70)      (0.76)     (0.79)
                           -----       -----         -----       -----      -----
Net Asset Value, End
 of Period............     $5.11       $5.79         $6.41       $7.44      $8.06
                           =====       =====         =====       =====      =====
Total Return..........      1.90%       0.89%        (4.46)%      1.76%     (0.56)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,051     $12,780       $13,078     $13,678    $14,043
 Ratio of Expenses to
  Average Net Assets..      0.66%       0.65%         0.69%       0.67%      0.68%
 Ratio of Net
  Investment Income to
  Average Net Assets..      8.23%       9.26%/(b)/    9.15%       8.52%      8.68%
 Portfolio Turnover
  Rate................     218.0%      204.0%        203.0%       93.8%      87.8%

                            2002        2001          2000        1999       1998
                            ----        ----          ----        ----       ----
INTERNATIONAL ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $10.51      $13.90        $15.95      $14.51     $13.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.10        0.09          0.10        0.48       0.26
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (1.78)      (3.46)        (1.48)       3.14       1.11
                           -----       -----         -----        ----       ----
 Total From Investment
            Operations     (1.68)      (3.37)        (1.38)       3.62       1.37
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)      (0.02)        (0.08)      (0.47)     (0.25)
 Distributions from
  Realized Gains......        --          --         (0.59)      (1.71)     (0.51)
   ----                                              -----       -----      -----
   Total Dividends and
         Distributions     (0.05)      (0.02)        (0.67)      (2.18)     (0.76)
                           -----       -----         -----       -----      -----
Net Asset Value, End
 of Period............     $8.78      $10.51        $13.90      $15.95     $14.51
                           =====      ======        ======      ======     ======
Total Return..........    (16.07)%    (24.27)%       (8.34)%     25.93%      9.98%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $119,222    $145,848      $190,440    $197,235   $153,588
 Ratio of Expenses to
  Average Net Assets..      0.92%       0.92%         0.90%       0.78%      0.77%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.93%         --            --          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.03%       0.78%         0.81%       3.11%      1.80%
 Portfolio Turnover
  Rate................      82.2%       84.3%         99.9%       65.5%      33.9%



/(a) //Expense ratio without fees paid indirectly./
/(b) //Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect to / /the per share net investment income or net realized and unrealized gain
  (loss) on investments for the year ended December 31, 2001. The ratio of net / /investment income to average net assets decreased by .08%. Financial highlights for prior periods have not been restated to reflect this change in / /presentation./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2002       2001      2000/(D)/
                           ----       ----      ----
INTERNATIONAL EMERGING MARKETS ACCOUNT
--------------------------------------
Net Asset Value,
 Beginning of Period..    $8.93      $9.37     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02       0.08       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.70)     (0.48)     (0.63)
                          -----      -----      -----
 Total From Investment
            Operations    (0.68)     (0.40)     (0.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --      (0.04)     (0.02)
 Tax Return of Capital
  Distributions /(a)/.    (0.01)        --         --
  ----                    -----
   Total Dividends and
         Distributions    (0.01)     (0.04)     (0.02)
                          -----      -----      -----
Net Asset Value, End
 of Period............    $8.24      $8.93      $9.37
                          =====      =====      =====
Total Return..........    (7.63)%    (4.24)%    (6.14)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,835     $6,964     $4,883
 Ratio of Expenses to
  Average Net Assets..     1.60%      1.35%      1.34%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.26%      2.33%      1.65%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.39%      0.97%      1.06%/(f)/
 Portfolio Turnover
  Rate................    147.7%     137.4%      44.0%/(f)/

                           2002       2001       2000          1999      1998/(G)/
                           ----       ----       ----          ----      ----
INTERNATIONAL SMALLCAP ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..   $10.84     $13.87     $16.66         $9.00      $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08       0.04      (0.04)        (0.02)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.83)     (3.07)     (1.89)         8.41      (0.95)
                          -----      -----      -----          ----      -----
 Total From Investment
            Operations    (1.75)     (3.03)     (1.93)         8.39      (0.94)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)        --         --            --      (0.03)
 Distributions from
  Realized Gains......       --         --      (0.86)        (0.73)        --
  ----                                          -----         -----
   Total Dividends and
         Distributions    (0.03)        --      (0.86)        (0.73)     (0.03)
  ----                    -----                 -----         -----      -----
Net Asset Value, End
 of Period............    $9.06     $10.84     $13.87        $16.66      $9.00
                          =====     ======     ======        ======      =====
Total Return..........   (16.20)%   (21.85)%   (11.50)%       93.81%    (10.37)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $38,912    $43,674    $50,023       $40,040    $13,075
 Ratio of Expenses to
  Average Net Assets..     1.31%      1.41%      1.44%         1.32%      1.34%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.32%        --         --            --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.77%      0.32%     (0.26)%       (0.28)%     0.24%/(f)/
 Portfolio Turnover
  Rate................     73.6%     123.8%     292.7%        241.2%      60.3%/(f)/



/(a) //See "Distributions to Shareholders" in Notes to Financial Statements./ /(b) //Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The waiver was increased on May 1, 2002./
/(c) //Expense ratio without fees paid indirectly./
/(d) //Period from October 24, 2000, date shares first offered, through December
  31, 2000./
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
/(g) //Period from May 1, 1998, date shares first offered, through December 31,
  1998. International SmallCap Account recognized $.02 net investment income / /per share and incurred an unrealized loss of $.05 per share from April 16, 1998 through April 30, 1998./

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2002/(C)/
                          ----
LARGECAP BLEND ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.57)
                          -----
 Total From Investment
            Operations    (1.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
                          -----
   Total Dividends and
         Distributions    (0.02)
                          -----
Net Asset Value, End
 of Period............    $8.43
                          =====
Total Return..........   (15.47)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,927
 Ratio of Expenses to
  Average Net Assets..     1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.10%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.86%/(e)/
 Portfolio Turnover
  Rate................     49.1%/(e)/

                           2002           2001      2000     1999/(F)/
                           ----           ----      ----     ----
LARGECAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..    $8.84         $11.67    $13.26     $9.93
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)         (0.03)    (0.08)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.62)         (2.79)    (1.51)     3.36
                          -----          -----     -----      ----
 Total From Investment
            Operations    (2.64)         (2.82)    (1.59)     3.33
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --          (0.01)       --        --
 -----                                   -----
   Total Dividends and
         Distributions       --          (0.01)       --        --
 -----                                   -----
Net Asset Value, End
 of Period............    $6.20          $8.84    $11.67    $13.26
                          =====          =====    ======    ======
Total Return..........   (29.86)%       (24.22)%  (11.99)%   32.47%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,031        $10,445    $7,399    $7,045
 Ratio of Expenses to
  Average Net Assets..     1.14%          1.17%     1.20%     1.16%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           1.17%     1.25%     1.23%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.28)%        (0.46)%   (0.66)%   (0.47)%/(e)/
 Portfolio Turnover
  Rate................     42.0%          32.1%     24.3%     39.6%/(e)/



/(a) //Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses./
/(b) //Expense ratio without the Manager's voluntary waiver of certain expenses.
    The waiver ceased on May 1, 2002./
/(c) //Period from May 1, 2002, date operations commenced, through December 31,
  2002./
/(d) //Total return amounts have not been annualized./
/(e) //Computed on an annualized basis./
/(f) //Period from May 1, 1999, date shares first offered, through December 31,
  1999. LargeCap Growth Account incurred an unrealized loss of $.07 per share / /from April 15, 1999 through April 30, 1999./

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2002       2001      2000/(C)/
                           ----       ----      ----
LARGECAP GROWTH EQUITY ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..    $5.44      $7.78     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)     (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.79)     (2.31)     (2.22)
                          -----      -----      -----
 Total From Investment
            Operations    (1.81)     (2.34)     (2.22)
                          -----      -----      -----
Net Asset Value, End
 of Period............    $3.63      $5.44      $7.78
                          =====      =====      =====
Total Return..........   (33.27)%   (30.08)%   (22.22)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,572     $5,172     $4,233
 Ratio of Expenses to
  Average Net Assets..     1.05%      1.10%      1.04%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.09%      1.11%      1.35%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.49)%    (0.62)%    (0.22)%/(e)/
 Portfolio Turnover
  Rate................    183.8%     121.2%     217.6%/(e)/

                           2002       2001       2000          1999/(F)/
                           ----       ----       ----          ----
LARGECAP STOCK INDEX ACCOUNT
----------------------------
Net Asset Value,
 Beginning of Period..    $8.29      $9.52     $10.71          $9.83
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08       0.08       0.10           0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.94)     (1.23)     (1.14)          0.97
                          -----      -----      -----           ----
 Total From Investment
            Operations    (1.86)     (1.15)     (1.04)          1.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)     (0.08)     (0.10)         (0.07)
 Distributions from
  Realized Gains......       --         --      (0.05)         (0.08)
  ----                                          -----          -----
   Total Dividends and
         Distributions    (0.08)     (0.08)     (0.15)         (0.15)
                          -----      -----      -----          -----
Net Asset Value, End
 of Period............    $6.35      $8.29      $9.52         $10.71
                          =====      =====      =====         ======
Total Return..........   (22.44)%   (12.10)%    (9.67)%         8.93%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $72,949    $73,881    $59,626        $46,088
 Ratio of Expenses to
  Average Net Assets..     0.39%      0.40%      0.40%          0.40%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --       0.41%      0.46%          0.49%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.22%      1.05%      1.01%          1.41%/(e)/
 Portfolio Turnover
  Rate................     15.1%      10.8%      11.0%           3.8%/(e)/



/(a) //Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.  The waiver ceased on May 1, 2002./
/(b) //Expense ratio without the Manager's voluntary waiver of certain expenses.
    /
/(c) //Period from October 24, 2000, date shares first offered, through December
  31, 2000./
/(d)    //Total return amounts have not been annualized./
/(e)     //Computed on an annualized basis./
/(f) //Period from May 1, 1999, date shares first offered, through December 31,
  1999. LargeCap Stock Index Account recognized $.01 net investment income / /per share and incurred an unrealized loss of $.18 per share from April 22, 1999 through April 30, 1999./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2002/(C)/
                          ----
LARGECAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.48)
                          -----
 Total From Investment
            Operations    (1.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)
                          -----
   Total Dividends and
         Distributions    (0.06)
                          -----
Net Asset Value, End
 of Period............    $8.52
                          =====
Total Return..........   (14.24)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,186
 Ratio of Expenses to
  Average Net Assets..     0.96%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.79%/(e)/
 Portfolio Turnover
  Rate................      5.9%/(e)/

                           2002           2001       2000     1999      1998/(F)/
                           ----           ----       ----     ----      ----
MICROCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $9.17          $9.00      $8.07    $8.17     $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01             --       0.04     0.02       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.56)          0.17       0.93    (0.11)     (1.86)
                          -----           ----       ----    -----      -----
 Total From Investment
            Operations    (1.55)          0.17       0.97    (0.09)     (1.83)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)            --      (0.04)   (0.01)     (0.04)
  ----                    -----                     -----    -----      -----
   Total Dividends and
         Distributions    (0.01)            --      (0.04)   (0.01)     (0.04)
  ----                    -----                     -----    -----      -----
Net Asset Value, End
 of Period............    $7.61          $9.17      $9.00    $8.07      $8.17
                          =====          =====      =====    =====      =====
Total Return..........   (16.89)%         1.89%     12.13%   (1.07)%   (18.42)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,607        $12,559    $10,397   $6,418     $5,384
 Ratio of Expenses to
  Average Net Assets..     1.25%          1.30%      1.06%    1.06%      1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --             --       1.20%    1.28%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.16%         (0.05)%     0.59%    0.22%      0.57%/(e)/
 Portfolio Turnover
  Rate................    138.5%         127.2%     178.8%    88.9%      55.3%/(e)/



/(a) //Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses./
/(b) //Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001./
/(c) //Period from May 1, 2002, date operations commenced, through December 31,
  2002./
/(d) //Total return amounts have not been annualized./
/(e) //Computed on an annualized basis./
/(f) //Period from May 1, 1998, date shares first offered, through December 31,
  1998. MicroCap Account recognized $.01 net investment income per share / /and incurred an unrealized gain of $.03 per share from April 9, 1998 through April 30, 1998./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2002        2001        2000       1999       1998
                            ----        ----        ----       ----       ----
MIDCAP ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $32.09      $34.47      $36.90     $34.37     $35.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.30        0.24        0.10       0.12       0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (3.08)      (1.50)       4.76       4.20       0.94
                           -----       -----        ----       ----       ----
 Total From Investment
            Operations     (2.78)      (1.26)       4.86       4.32       1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.30)      (0.24)      (0.10)     (0.12)     (0.22)
 Distributions from
  Realized Gains......     (0.47)      (0.88)      (7.19)     (1.67)     (2.04)
                           -----       -----       -----      -----      -----
   Total Dividends and
         Distributions     (0.77)      (1.12)      (7.29)     (1.79)     (2.26)
                           -----       -----       -----      -----      -----
Net Asset Value, End
 of Period............    $28.54      $32.09      $34.47     $36.90     $34.37
                          ======      ======      ======     ======     ======
Total Return..........     (8.75)%     (3.71)%     14.59%     13.04%      3.69%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $248,986    $278,707    $286,681   $262,350   $259,470
 Ratio of Expenses to
  Average Net Assets..      0.62%       0.62%       0.62%      0.61%      0.62%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.62%         --          --         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.98%       0.77%       0.28%      0.32%      0.63%
 Portfolio Turnover
  Rate................      67.9%       73.6%      139.6%      79.6%      26.9%

                            2002        2001        2000       1999      1998/(C)/
                            ----        ----        ----       ----      ----
MIDCAP GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..     $8.49      $10.46      $10.66      $9.65      $9.94
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.04)      (0.05)       0.02       0.02      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (2.19)      (1.68)       0.77       1.01      (0.28)
                           -----       -----        ----       ----      -----
 Total From Investment
            Operations     (2.23)      (1.73)       0.79       1.03      (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          --       (0.02)     (0.02)        --
 Distributions from
  Realized Gains......        --       (0.24)      (0.97)        --         --
   ----                                -----       -----
   Total Dividends and
         Distributions        --       (0.24)      (0.99)     (0.02)        --
   ----                                -----       -----      -----
Net Asset Value, End
 of Period............     $6.26       $8.49      $10.46     $10.66      $9.65
                           =====       =====      ======     ======      =====
Total Return..........    (26.27)%    (16.92)%      8.10%     10.67%     (3.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $21,934     $27,838     $25,924    $14,264     $8,534
 Ratio of Expenses to
  Average Net Assets..      0.91%       0.97%       0.96%      0.96%      1.27%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.92%         --        1.01%      1.09%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.55)%     (0.66)%      0.27%      0.26%     (0.14)%/(e)/
 Portfolio Turnover
  Rate................      43.1%       55.2%      161.9%      74.1%      91.9%/(e)/



/(a) //Expense ratio without fees paid indirectly./
/(b) //Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.  The waiver ceased on January 1, 2001./
/(c) //Period from May 1, 1998, date shares first offered, through December 31,
  1998. MidCap Growth Account recognized $.01 net investment income per / /share and incurred an unrealized loss of $.07 per share from April 23, 1998 through April 30, 1998./
/(d)    //Total return amounts have not been annualized./
/(e) //Computed on an annualized basis./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2002       2001      2000/(C)/
                           ----       ----      ----
MIDCAP GROWTH EQUITY ACCOUNT
----------------------------
Net Asset Value,
 Beginning of Period..    $5.90      $8.13     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)     (0.04)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.88)     (2.19)     (1.87)
                          -----      -----      -----
 Total From Investment
            Operations    (1.91)     (2.23)     (1.87)
                          -----      -----      -----
Net Asset Value, End
 of Period............    $3.99      $5.90      $8.13
                          =====      =====      =====
Total Return..........   (32.37)%   (27.43)%   (18.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,404     $7,061     $5,031
 Ratio of Expenses to
  Average Net Assets..     1.07%      1.10%      1.09%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.13%      1.35%      1.34%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.82)%    (0.81)%    (0.31)%/(e)/
 Portfolio Turnover
  Rate................    224.1%     309.1%     246.9%/(e)/

                           2002       2001       2000         1999/(F)/
                           ----       ----       ----         ----
MIDCAP VALUE ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..   $11.68     $12.57     $11.11        $10.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --       0.01         --          0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.16)     (0.35)      3.12          1.24
                          -----      -----       ----          ----
 Total From Investment
            Operations    (1.16)     (0.34)      3.12          1.26
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --      (0.01)        --         (0.02)
 Distributions from
  Realized Gains......    (0.04)     (0.54)     (1.66)        (0.22)
                          -----      -----      -----         -----
   Total Dividends and
         Distributions    (0.04)     (0.55)     (1.66)        (0.24)
                          -----      -----      -----         -----
Net Asset Value, End
 of Period............   $10.48     $11.68     $12.57        $11.11
                         ======     ======     ======        ======
Total Return..........    (9.96)%    (2.58)%    31.05%        10.24%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $24,766    $11,778     $7,739        $5,756
 Ratio of Expenses to
  Average Net Assets..     1.04%      1.36%      1.20%         1.19%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.10%        --       1.29%         1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.03%      0.12%      0.02%         0.30%/(e)/
 Portfolio Turnover
  Rate................     75.3%     208.8%     233.2%        154.0%/(e)/



/(a) //Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.  The waiver ceased on May 1, 2002./
/(b) //Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.  The waiver ceased on January 1, 2001./
/(c) //Period from October 24, 2000, date shares first offered, through December
  31, 2000./
/(d) //Total return amounts have not been annualized./
/(e) //Computed on an annualized basis./
/(f) //Period from May 1, 1999, date shares first offered, through December 31,
  1999. MidCap Value Account incurred an unrealized gain of $.09 per share / /from April 22, 1999 through April 30, 1999./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2002       2001       2000       1999       1998
                            ----       ----       ----       ----       ----
MONEY MARKET ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..    $1.000     $1.000     $1.000     $1.000     $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.014      0.039      0.059      0.048      0.051
                           -----      -----      -----      -----      -----
 Total From Investment
            Operations     0.014      0.039      0.059      0.048      0.051
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.014)    (0.039)    (0.059)    (0.048)    (0.051)
                          ------     ------     ------     ------     ------
   Total Dividends and
         Distributions    (0.014)    (0.039)    (0.059)    (0.048)    (0.051)
                          ------     ------     ------     ------     ------
Net Asset Value, End
 of Period............    $1.000     $1.000     $1.000     $1.000     $1.000
                          ======     ======     ======     ======     ======
Total Return..........      1.42%      3.92%      6.07%      4.84%      5.20%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $201,455   $180,923   $114,710   $120,924    $83,263
 Ratio of Expenses to
  Average Net Assets..      0.49%      0.50%      0.52%      0.52%      0.52%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.40%      3.70%      5.88%      4.79%      5.06%

                            2002       2001       2000       1999      1998/(A)/
                            ----       ----       ----       ----      ----
REAL ESTATE ACCOUNT
-------------------
Net Asset Value,
 Beginning of Period..    $10.77     $10.29      $8.20      $9.07     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.35       0.42       0.44       0.43       0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48       0.47       2.09      (0.85)     (0.97)
                            ----       ----       ----      -----      -----
 Total From Investment
            Operations      0.83       0.89       2.53      (0.42)     (0.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.35)     (0.41)     (0.44)     (0.45)     (0.29)
 Distributions from
  Realized Gains......     (0.01)        --         --         --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.36)     (0.41)     (0.44)     (0.45)     (0.29)
                           -----      -----      -----      -----      -----
Net Asset Value, End
 of Period............    $11.24     $10.77     $10.29      $8.20      $9.07
                          ======     ======     ======      =====      =====
Total Return..........      7.72%      8.75%     30.97%     (4.48)%    (6.56)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $46,358    $22,457    $17,261    $10,560    $10,909
 Ratio of Expenses to
  Average Net Assets..      0.92%      0.92%      0.99%      0.99%      1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.99%      4.55%      5.29%      4.92%      5.40%/(c)/
 Portfolio Turnover
  Rate................      54.4%      92.4%      44.7%     101.9%       5.6%/(c)/



/(a) //Period from May 1, 1998, date shares first offered, through December 31,
  1998. Real Estate Account recognized $.01 net investment income per share / /from April 23, 1998 through April 30, 1998./
/(b) //Total return amounts have not been annualized./
/(c) //Computed on an annualized basis./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2002       2001       2000       1999      1998/(C)/
                           ----       ----       ----       ----      ----
SMALLCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $8.03      $7.83     $10.74      $8.21     $10.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         --       0.03         --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.20)      0.20      (1.24)      3.52      (2.06)
                          -----       ----      -----       ----      -----
 Total From Investment
            Operations    (2.19)      0.20      (1.21)      3.52      (2.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)        --      (0.02)        --         --
 Distributions from
  Realized Gains......       --         --      (1.68)     (0.99)        --
  ----                                          -----      -----
   Total Dividends and
         Distributions    (0.01)        --      (1.70)     (0.99)        --
  ----                    -----                 -----      -----
Net Asset Value, End
 of Period............    $5.83      $8.03      $7.83     $10.74      $8.21
                          =====      =====      =====     ======      =====
Total Return..........   (27.33)%     2.55%    (11.73)%    43.58%    (20.51)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $32,201    $36,493    $30,006    $26,110    $12,094
 Ratio of Expenses to
  Average Net Assets..     0.97%      1.00%      0.90%      0.91%      0.98%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.97%        --         --         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.12%     (0.06)%     0.28%      0.05%     (0.05)%/(e)/
 Portfolio Turnover
  Rate................    215.5%     154.5%     135.4%     111.1%      45.2%/(e)/

                           2002       2001       2000       1999      1998/(F)/
                           ----       ----       ----       ----      ----
SMALLCAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..   $10.60     $15.59     $19.56     $10.10      $9.84
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.05      (0.10)     (0.08)     (0.05)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (4.91)     (4.89)     (2.67)      9.70       0.30
                          -----      -----      -----       ----       ----
 Total From Investment
            Operations    (4.86)     (4.99)     (2.75)      9.65       0.26
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --      (1.22)     (0.19)        --
  ----                                          -----      -----
   Total Dividends and
         Distributions       --         --      (1.22)     (0.19)        --
  ----                                          -----      -----
Net Asset Value, End
 of Period............    $5.74     $10.60     $15.59     $19.56     $10.10
                          =====     ======     ======     ======     ======
Total Return..........   (45.85)%   (32.01)%   (13.91)%    95.69%      2.96%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $32,754    $55,966    $68,421    $39,675     $8,463
 Ratio of Expenses to
  Average Net Assets..     0.95%      1.05%      1.02%      1.05%      1.31%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.06%        --       1.02%      1.07%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.68)%    (0.92)%    (0.49)%    (0.61)%    (0.80)%/(e)/
 Portfolio Turnover
  Rate................    287.9%     152.2%      90.8%      98.0%     166.5%/(e)/



/(a) //Expense ratio without fees paid indirectly./
/(b) //Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.  The waiver ceased on January 1, 2001./
/(c) //Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Account incurred an unrealized gain of $.27 per share from / /April 9, 1998 through April 30, 1998./
/(d )//  Total return amounts have not been annualized./
/(e) //Computed on an annualized basis./
/(f) //Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Growth Account incurred an unrealized loss of $.16 per share / /from April 2, 1998 through April 30, 1998./

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2002       2001       2000      1999     1998/(B)/
                           ----       ----       ----      ----     ----
SMALLCAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $11.37     $11.26     $10.06     $8.34     $9.84
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.06       0.09       0.13      0.06      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.07)      0.60       2.17      1.72     (1.50)
                          -----       ----       ----      ----     -----
 Total From Investment
            Operations    (1.01)      0.69       2.30      1.78     (1.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)     (0.09)     (0.12)    (0.06)    (0.03)
 Distributions from
  Realized Gains......       --      (0.49)     (0.98)       --        --
  ----                               -----      -----
   Total Dividends and
         Distributions    (0.06)     (0.58)     (1.10)    (0.06)    (0.03)
                          -----      -----      -----     -----     -----
Net Asset Value, End
 of Period............   $10.30     $11.37     $11.26    $10.06     $8.34
                         ======     ======     ======    ======     =====
Total Return..........    (8.86)%     6.25%     23.87%    21.45%   (15.06)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $44,217    $30,888    $17,358   $11,080    $6,895
 Ratio of Expenses to
  Average Net Assets..     1.28%      1.24%      1.16%     1.16%     1.56%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.29%        --       1.34%     1.44%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.68%      0.95%      1.31%     0.82%     0.73%/(d)/
 Portfolio Turnover
  Rate................     77.4%      67.8%     133.0%     89.7%     53.4%/(d)/

                           2002       2001       2000      1999     1998/(E)/
                           ----       ----       ----      ----     ----
UTILITIES ACCOUNT
-----------------
Net Asset Value,
 Beginning of Period..    $8.73     $12.43     $10.90    $10.93     $9.61
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.37       0.25       0.24      0.23      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.47)     (3.70)      1.81      0.02      1.35
                          -----      -----       ----      ----      ----
 Total From Investment
            Operations    (1.10)     (3.45)      2.05      0.25      1.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.37)     (0.25)     (0.24)    (0.23)    (0.18)
 Distributions from
  Realized Gains......       --         --      (0.28)    (0.05)       --
  ----                                          -----     -----
   Total Dividends and
         Distributions    (0.37)     (0.25)     (0.52)    (0.28)    (0.18)
                          -----      -----      -----     -----     -----
Net Asset Value, End
 of Period............    $7.26      $8.73     $12.43    $10.90    $10.93
                          =====      =====     ======    ======    ======
Total Return..........   (12.61)%   (27.70)%    19.18%     2.29%    15.36%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,079    $33,802    $43,725   $30,684   $18,298
 Ratio of Expenses to
  Average Net Assets..     0.62%      0.62%      0.63%     0.64%     0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.40%      2.22%      2.32%     2.52%     2.93%/(d)/
 Portfolio Turnover
  Rate................     66.4%     104.2%     146.7%     23.0%      9.5%/(d)/



/(a) //Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.  The waiver ceased on January 1, 2001./
/(b) //Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Value Account recognized $.01 net investment income per / /share and incurred an unrealized loss of $.17 per share from April 16, 1998 through April 30, 1998./
/(c)    //Total return amounts have not been annualized./
/(d) //Computed on an annualized basis./
/(e) //Period from May 1, 1998, date shares first offered, through December 31,
  1998. Utilities Account recognized $.04 net investment income per share and / /incurred an unrealized loss of $.43 per share from April 2, 1998 through April 30, 1998./
See accompanying notes.

                         REPORT OF INDEPENDENT AUDITORS



The Board of Directors and
Shareholders
Principal Variable Contracts Fund,
Inc.


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Variable Contracts Fund, Inc. [comprised of the Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Equity Growth, Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value and Utilities Accounts] as of December 31, 2002, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and brokers. As to certain securities relating to uncompleted transactions, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective accounts constituting Principal Variable Contracts Fund, Inc. at December 31, 2002, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.







Des Moines, Iowa
January 22, 2003

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Funds. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Funds activities and the quality of services provided to the Funds. Each director also has the same position with the Principal Investors Fund, Inc. and the Principal Mutual Funds that are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be "interested persons" are defined in the Investment Company Act of 1940, as amended. The interested persons shown below are considered to be interested because of a current or former affiliation with the Manager or Principal Life Insurance Company.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                                                  FUND             OTHER
                                                                COMPLEX        DIRECTORSHIPS
NAME, POSITION HELD WITH THE FUND,  PRINCIPAL OCCUPATION(S)   OVERSEEN BY         HELD BY
    ADDRESS, AND DATE OF BIRTH        DURING PAST 5 YEARS       DIRECTOR         DIRECTOR
                                    -----------------------  -------------     -------------



                                                      96             None

 James D. Davis
 Director since 1974     Attorney. Vice
 Member Audit and        President, Deere and
 Nominating Committee    Company, Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

                                                      96             None
 Pamela A. Ferguson
 Director since 1993     Professor of
 Member Audit and        Mathematics, Grinnell
 Nominating Committee    College since 1998.
 4112 River Oaks         Prior thereto,
 Drive, Des Moines,      President, Grinnell
 Iowa                    College.
 05/05/43

                                                      96             None
 Richard W. Gilbert
 Director since 1985     President, Gilbert
 Member Audit and        Communications, Inc.
 Nominating Committee    since 1993. Prior
 5040 Arbor Lane,        thereto, President
 #302, Northfield,       and Publisher,
 Illinois.               Pioneer Press.
 05/08/40

                                                      96             None


 William C. Kimball      Chairman and CEO,
 Director since 1999     Medicap Pharmacies,
 Member Audit and        Inc. since 1998.
 Nominating Committee    Prior thereto,
 4350 Westown Parkway,   President and CEO.
 Suite 400
 West Des Moines, Iowa
 11/28/47

                                                      96              None

 Barbara A. Lukavsky
 Director since 1987     President and CEO,
 Member Audit and        Barbican Enterprises,
 Nominating Committee    Inc. since 1997.
 Member Executive        President and CEO, Lu
 Committee               San ELITE USA, L.C.
 13731 Bay Hill Court,   1985-1998.
 Clive, Iowa
 09/10/40



THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF CURRENT OR FORMER AFFILIATION WITH THE

MANAGER OR PRINCIPAL LIFE. .

                              Executive Vice
                              President, Principal
                              Life since 2000;
                              Senior Vice
                              President, 1996-2000;
 John E. Aschenbrenner        Vice President -             96               None
 Director since 1998          Individual Markets
 08/16/49                     1990-1996. Director,
                              Principal Management
                              Corporation and
                              Princor Financial
                              Services Corporation
                              ("Princor").

                         Senior Vice
                         President, 2002. Vice
                         President, Principal
                         Life Insurance
 Ralph C. Eucher         Company 1999-2002.
 Director and            Director and
 President since 1999    President, Princor           96               None
 Member Executive        and Principal
 Committee               Management
 06/14/52                Corporation since
                         1999. Prior thereto,
                         Second Vice
                         President, Principal
                         Life Insurance
                         Company.

                         Executive Vice
                         President, Principal
 Larry D. Zimpleman      Life since 2001.
 Director and Chairman   Senior Vice
 of the Board since      President,1999-2001.         96               None
 December 2001           Vice
 Member Executive        President,1998-1999.
 Committee               Prior thereto, Vice
 09/07/51                President--Pension

The Audit and Nominating Committee considers management's recommendation of independent auditors for the Funds and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Funds. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Funds for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Additional information about the Fund is available in the Prospectus and Statement of Additional Information both dated May 1, 2002. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

                                      196